UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders

Fidelity®

Series Global ex U.S. Index

Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Actual	.20%	$ 1,000.00	$ 1,125.90	$ 1.05
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan 15.6%
United Kingdom 14.5%
Canada 7.2%
Australia 6.4%
Switzerland 6.3%
France 6.3%
Germany 5.8%
Korea (South) 3.2%
Hong Kong 2.9%
Other* 31.8%

* Includes Short-Term investments and Net Other Assets
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 14.8%
Japan 13.1%
Canada 8.3%
Australia 6.0%
France 6.0%
Switzerland 5.9%
Germany 5.8%
Korea (South) 3.5%
Brazil 2.9%
Other* 33.7%

* Includes Short-Term investments and Net Other Assets
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	100.1	100.0
Bonds	0.0*	0.0*
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)	0.0*
* Amount represents less than 0.1%
Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.4	1.4
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.2	1.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0	0.9
Novartis AG (Switzerland, Pharmaceuticals)	1.0	0.9
Toyota Motor Corp. (Japan, Automobiles)	1.0	0.7
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	0.9	0.9
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	0.9	0.9
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.9
Sanofi SA (France, Pharmaceuticals)	0.8	0.7
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.8	0.7
	9.8
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.6	26.2
Consumer Staples	11.2	10.2
Industrials	10.5	10.3
Consumer Discretionary	9.8	8.4
Energy	9.4	10.7
Materials	9.0	10.8
Health Care	7.4	7.0
Information Technology	6.3	6.0
Telecommunication Services	5.5	5.2
Utilities	3.4	3.4

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 6.4%
AGL Energy Ltd.	41,231	$ 678,350
ALS Ltd.	24,334	246,973
Alumina Ltd. (a)	175,308	175,307
Amcor Ltd.	91,749	940,699
AMP Ltd.	225,570	1,262,781
APA Group unit	61,946	418,068
Asciano Ltd.	74,674	418,038
ASX Ltd.	13,423	523,367
Australia & New Zealand Banking Group Ltd.	206,033	6,800,846
Bendigo & Adelaide Bank Ltd.	31,022	355,695
BHP Billiton Ltd.	244,207	8,209,985
Boral Ltd.	54,657	283,315
Brambles Ltd.	118,446	1,070,755
Caltex Australia Ltd.	9,435	210,688
CFS Retail Property Trust unit	156,448	356,817
Coca-Cola Amatil Ltd.	42,977	674,551
Cochlear Ltd.	4,404	301,240
Commonwealth Bank of Australia	121,773	9,272,480
Computershare Ltd.	33,393	343,762
Crown Ltd.	31,766	424,820
CSL Ltd.	38,198	2,493,208
DEXUS Property Group unit	355,191	425,302
Echo Entertainment Group Ltd.	51,096	191,756
Federation Centres unit	109,443	294,995
Flight Centre Ltd.	4,616	182,659
Fortescue Metals Group Ltd.	105,556	383,005
Goodman Group unit	125,978	680,433
Harvey Norman Holdings Ltd. (e)	41,906	130,332
Iluka Resources Ltd.	29,871	277,157
Incitec Pivot Ltd.	122,305	366,434
Insurance Australia Group Ltd.	157,719	951,612
Leighton Holdings Ltd.	12,316	255,232
Lend Lease Group unit	41,587	464,761
Macquarie Group Ltd.	23,970	973,860
Metcash Ltd.	68,654	291,100
Mirvac Group unit	261,151	479,201
National Australia Bank Ltd.	175,893	6,199,841
Newcrest Mining Ltd.	56,987	993,108
Orica Ltd.	26,859	636,252
Origin Energy Ltd.	82,532	1,054,111
OZ Minerals Ltd.	22,197	98,950
Qantas Airways Ltd. (a)	82,933	163,356
Common Stocks - continued
	Shares	Value
Australia - continued
QBE Insurance Group Ltd.	91,660	$ 1,270,470
QR National Ltd.	142,117	611,431
Ramsay Health Care Ltd.	10,074	334,094
Rio Tinto Ltd.	33,657	1,946,985
Santos Ltd.	73,286	938,299
Sims Metal Management Ltd.	11,508	115,444
Sonic Healthcare Ltd.	28,699	394,515
SP AusNet unit	116,248	151,245
Stockland Corp. Ltd. unit	170,599	684,448
Suncorp-Metway Ltd.	98,782	1,329,247
Sydney Airport unit	13,641	48,930
Tabcorp Holdings Ltd.	53,602	191,714
Tatts Group Ltd.	106,297	360,348
Telstra Corp. Ltd.	327,179	1,689,149
The GPT Group unit	110,624	470,204
Toll Holdings Ltd.	49,217	290,833
Transurban Group unit	98,462	696,155
Treasury Wine Estates Ltd.	48,349	292,721
Wesfarmers Ltd.	76,194	3,425,810
Westfield Group unit	160,487	1,938,291
Westfield Retail Trust unit	224,953	769,589
Westpac Banking Corp.	233,433	8,179,600
Whitehaven Coal Ltd.	29,000	58,625
Woodside Petroleum Ltd.	49,650	1,966,855
Woolworths Ltd.	93,405	3,525,688
WorleyParsons Ltd.	15,627	368,886
TOTAL AUSTRALIA		83,004,778
Austria - 0.2%
Andritz AG	5,637	367,322
Erste Group Bank AG	16,186	507,324
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG	64,972	265,679
OMV AG	11,049	519,106
Osterreichische Elektrizitatswirtschafts AG	4,666	102,159
Raiffeisen International Bank-Holding AG	3,560	125,624
Telekom Austria AG	21,696	148,749
Vienna Insurance Group AG	2,765	146,529
Voestalpine AG	9,106	284,274
TOTAL AUSTRIA		2,466,766
Common Stocks - continued
	Shares	Value
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	109,064	$ 447,085
Bailiwick of Jersey - 0.6%
Experian PLC	77,493	1,362,631
Glencore International PLC	296,505	1,459,796
Petrofac Ltd.	19,732	413,784
Randgold Resources Ltd.	6,540	529,104
Shire PLC	42,818	1,334,722
Wolseley PLC	21,118	1,044,140
WPP PLC	96,466	1,594,808
TOTAL BAILIWICK OF JERSEY		7,738,985
Belgium - 0.8%
Ageas	17,871	654,750
Anheuser-Busch InBev SA NV (e)	60,774	5,838,593
Belgacom SA (e)	11,754	270,890
Colruyt NV	5,354	270,228
Delhaize Group SA	7,689	481,127
Groupe Bruxelles Lambert SA (e)	6,043	467,950
KBC Groupe SA	17,427	683,925
Solvay SA Class A	4,402	645,230
Telenet Group Holding NV	3,830	206,775
UCB SA	8,342	493,052
Umicore SA	8,860	410,136
TOTAL BELGIUM		10,422,656
Bermuda - 0.5%
Brilliance China Automotive Holdings Ltd. (a)	210,000	257,083
Cheung Kong Infrastructure Holdings Ltd.	39,000	282,946
China Foods Ltd.	60,000	30,618
China Gas Holdings Ltd.	236,000	232,650
China Resources Gas Group Ltd.	68,000	190,589
Cosco Pacific Ltd.	117,360	155,469
Credicorp Ltd. (NY Shares)	5,181	780,207
First Pacific Co. Ltd.	172,000	238,047
GOME Electrical Appliances Holdings Ltd. (a)	737,000	74,078
Haier Electronics Group Co. Ltd.	74,000	132,168
Huabao International Holdings Ltd.	162,000	74,318
Kerry Properties Ltd.	51,500	232,940
Kunlun Energy Co. Ltd.	244,000	477,300
Li & Fung Ltd.	440,000	569,267
Nine Dragons Paper (Holdings) Ltd.	110,000	95,398
Noble Group Ltd.	310,363	283,477
Common Stocks - continued
	Shares	Value
Bermuda - continued
NWS Holdings Ltd.	101,367	$ 181,046
Orient Overseas International Ltd.	13,500	80,198
Seadrill Ltd.	26,663	1,020,467
Shangri-La Asia Ltd.	130,000	251,284
Sihuan Pharmaceutical Holdings Group Ltd.	133,000	74,554
Yue Yuen Industrial (Holdings) Ltd.	51,000	176,459
TOTAL BERMUDA		5,890,563
Brazil - 1.7%
All America Latina Logistica SA	31,400	158,668
Anhanguera Educacional Participacoes SA	8,600	154,785
Banco Bradesco SA	48,000	821,452
Banco Bradesco SA (PN) sponsored ADR	41,987	696,564
Banco do Brasil SA	36,300	457,209
Banco do Brasil SA sponsored ADR	5,600	70,896
Banco Santander SA (Brasil):
ADR	13,800	102,396
unit	44,400	326,440
BM&F Bovespa SA	135,800	942,777
BR Malls Participacoes SA	32,000	377,458
BR Properties SA	12,700	140,790
Brasil Foods SA	39,700	984,985
Brasil Foods SA sponsored ADR	9,700	240,851
Braskem SA Class A sponsored ADR	1,500	26,475
CCR SA	68,800	673,299
Centrais Eletricas Brasileiras SA (Electrobras)	16,800	45,343
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B) sponsored ADR (e)	4,800	24,816
sponsored ADR	4,100	11,029
Cetip SA - Mercados Organizado	16,638	196,421
Cia.Hering SA	11,000	223,656
Cielo SA	23,265	613,617
Cielo SA sponsored ADR	2,880	76,982
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
rights (a)	7	21
sponsored ADR (e)	2,200	122,232
Companhia de Bebidas das Americas (AmBev)	11,200	459,420
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	13,300	558,866
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	21,300	300,217
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	8,400	120,120
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia de Saneamento de Minas Gerais	4,100	$ 94,470
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.) (e)	8,750	112,263
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR (e)	1,700	30,328
Companhia Siderurgica Nacional SA (CSN)	50,700	201,457
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (e)	11,400	45,600
Cosan SA Industria e Comercio	8,600	202,884
CPFL Energia SA	14,700	157,378
CPFL Energia SA sponsored ADR	1,608	34,411
Cyrela Brazil Realty SA	20,700	186,644
Diagnosticos da America SA	17,600	96,852
Drogasil SA	13,700	147,288
Duratex SA	18,942	142,296
Ecorodovias Infraestrutura e Logistica SA	12,300	106,478
Embraer SA	33,700	293,922
Embraer SA sponsored ADR	2,625	91,691
Energias do Brasil SA	16,300	99,393
Fibria Celulose SA (a)	9,895	105,392
Fibria Celulose SA sponsored ADR (a)(e)	7,900	84,451
Gerdau SA sponsored ADR	17,150	134,628
Hypermarcas SA	24,600	196,357
Itau Unibanco Holding SA sponsored ADR	46,550	783,437
JBS SA	36,500	115,114
Kroton Educacional SA	13,600	189,921
Light SA	3,500	34,987
Localiza Rent A Car SA	11,200	198,949
Lojas Americanas SA	11,500	92,080
Lojas Renner SA	9,900	375,812
MPX Mineracao e Energia SA (a)	12,000	51,281
MRV Engenharia e Participacoes SA	23,000	98,978
Multiplan Empreendimentos Imobiliarios SA	6,500	185,538
Multiplus SA	3,700	60,990
Natura Cosmeticos SA	13,600	340,620
Obrascon Huarte Lain Brasil SA	8,000	88,567
Odontoprev SA	20,000	99,663
OGX Petroleo e Gas Participacoes SA (a)	75,900	76,630
OGX Petroleo e Gas Participacoes SA sponsored ADR (a)	13,800	13,938
Oi SA	14,918	43,470
Oi SA:
ADR	977	2,765
sponsored ADR (e)	13,014	31,103
Common Stocks - continued
	Shares	Value
Brazil - continued
PDG Realty SA Empreendimentos e Participacoes	98,600	$ 111,376
Petroleo Brasileiro SA - Petrobras:
(ON)	162,311	1,552,734
(PN) sponsored ADR (non-vtg.)	41,350	825,760
sponsored ADR	30,750	588,863
Porto Seguro SA	9,000	111,648
Qualicorp SA (a)	14,500	141,177
Souza Cruz SA	28,300	434,667
Sul America SA unit	9,142	68,311
Telefonica Brasil SA sponsored ADR	5,940	157,885
TIM Participacoes SA	50,703	211,859
TIM Participacoes SA sponsored ADR	1,933	40,322
Totvs SA	8,900	167,346
Tractebel Energia SA	13,100	233,027
Ultrapar Participacoes SA	18,800	500,362
Ultrapar Participacoes SA sponsored ADR	5,800	154,686
Usinas Siderurgicas de Minas Gerais SA - Usiminas ADR (e)	7,100	35,855
Vale SA	72,400	1,235,767
Vale SA:
(PN-A) sponsored ADR	37,200	604,872
sponsored ADR	26,400	451,176
Weg SA	15,900	210,437
TOTAL BRAZIL		22,213,941
Canada - 7.2%
Agnico Eagle Mines Ltd. (Canada)	12,868	415,373
Agrium, Inc.	11,451	1,049,680
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	10,609	644,575
ARC Resources Ltd. (e)	21,786	608,957
Athabasca Oil Corp. (a)	21,598	156,285
Bank of Montreal (e)	49,379	3,097,185
Bank of Nova Scotia	89,198	5,143,195
Barrick Gold Corp.	75,669	1,491,673
Baytex Energy Corp. (e)	9,688	382,827
BCE, Inc. (e)	19,052	892,415
Bell Aliant, Inc.	5,289	141,432
Bombardier, Inc. Class B (sub. vtg.)	112,424	446,371
Bonavista Energy Corp. (e)	14,434	228,520
Brookfield Asset Management, Inc. Class A (e)	42,886	1,655,503
Brookfield Properties Corp. (e)	20,949	385,730
CAE, Inc.	17,994	194,506
Cameco Corp.	29,373	572,620
Common Stocks - continued
	Shares	Value
Canada - continued
Canadian Imperial Bank of Commerce (e)	30,664	$ 2,452,329
Canadian National Railway Co.	32,790	3,210,162
Canadian Natural Resources Ltd.	83,490	2,448,885
Canadian Oil Sands Ltd. (e)	38,110	748,620
Canadian Pacific Railway Ltd.	12,998	1,619,960
Canadian Tire Ltd. Class A (non-vtg.)	5,869	432,259
Canadian Utilities Ltd. Class A (non-vtg.)	4,279	352,191
Catamaran Corp. (a)	15,664	904,437
Cenovus Energy, Inc.	56,999	1,705,812
Centerra Gold, Inc.	12,827	53,602
CGI Group, Inc. Class A (sub. vtg.) (a)	15,341	485,759
CI Financial Corp.	12,593	352,622
Crescent Point Energy Corp. (e)	28,104	1,073,445
Dollarama, Inc.	5,137	376,307
Eldorado Gold Corp.	51,060	403,939
Empire Co. Ltd. Class A (non-vtg.)	2,176	147,954
Enbridge, Inc.	57,606	2,741,210
Encana Corp.	55,645	1,025,686
Enerplus Corp. (e)	13,558	191,369
Finning International, Inc.	14,595	314,949
First Quantum Minerals Ltd.	43,248	755,107
Fortis, Inc.	14,503	503,132
Franco-Nevada Corp.	10,863	472,928
George Weston Ltd.	3,647	280,951
Gildan Activewear, Inc.	9,147	367,805
Goldcorp, Inc.	61,344	1,815,751
Great-West Lifeco, Inc. (e)	22,371	607,544
H&R REIT/H&R Finance Trust	10,446	256,627
Husky Energy, Inc. (e)	26,528	766,783
IAMGOLD Corp.	25,458	136,709
IGM Financial, Inc.	8,094	360,653
Imperial Oil Ltd.	22,519	895,887
Industrial Alliance Insurance and Financial Services, Inc.	7,314	270,214
Intact Financial Corp.	10,403	634,021
Kinross Gold Corp.	84,038	457,957
Loblaw Companies Ltd. (e)	8,781	372,612
Magna International, Inc. Class A (sub. vtg.)	16,410	987,092
Manulife Financial Corp.	136,744	2,021,061
MEG Energy Corp. (a)	10,480	299,800
Metro, Inc. Class A (sub. vtg.)	7,215	489,284
National Bank of Canada	12,151	918,456
New Gold, Inc. (a)	36,201	290,341
Common Stocks - continued
	Shares	Value
Canada - continued
Onex Corp. (sub. vtg.)	6,486	$ 323,511
Open Text Corp.	4,115	268,887
Osisko Mining Corp. (a)	32,963	139,057
Pacific Rubiales Energy Corp.	22,194	469,236
Pan American Silver Corp.	10,218	134,878
Pembina Pipeline Corp. (e)	21,433	703,548
Pengrowth Energy Corp. (e)	36,306	185,233
Penn West Petroleum Ltd. (e)	36,009	332,407
Potash Corp. of Saskatchewan, Inc.	64,653	2,721,016
Power Corp. of Canada (sub. vtg.) (e)	25,725	692,758
Power Financial Corp.	18,904	558,423
Research In Motion Ltd. (a)(e)	35,736	582,139
RioCan (REIT)	10,997	322,122
Ritchie Brothers Auctioneers, Inc.	6,234	126,233
Rogers Communications, Inc. Class B (non-vtg.)	28,488	1,405,101
Royal Bank of Canada (e)	109,459	6,603,720
Saputo, Inc.	10,057	517,799
Shaw Communications, Inc. Class B (e)	28,457	647,976
Shoppers Drug Mart Corp.	15,361	687,963
Silver Wheaton Corp.	27,803	679,724
SNC-Lavalin Group, Inc.	11,334	489,158
Sun Life Financial, Inc. (e)	45,635	1,287,356
Suncor Energy, Inc.	116,524	3,632,953
Talisman Energy, Inc.	78,177	937,395
Teck Resources Ltd. Class B (sub. vtg.)	43,381	1,154,013
TELUS Corp.	20,832	749,576
The Toronto-Dominion Bank	69,470	5,695,099
Thomson Reuters Corp.	27,469	920,223
Tim Hortons, Inc.	4,141	224,359
Tim Hortons, Inc. (Canada)	7,366	399,063
Tourmaline Oil Corp. (a)	10,144	402,457
TransAlta Corp. (e)	20,038	294,568
TransCanada Corp.	52,963	2,625,413
Turquoise Hill Resources Ltd. (a)	32,791	231,094
Valeant Pharmaceuticals International, Inc. (Canada) (a)	21,350	1,621,197
Vermilion Energy, Inc.	7,489	384,318
Yamana Gold, Inc.	57,459	711,215
TOTAL CANADA		92,370,247
Cayman Islands - 0.9%
Agile Property Holdings Ltd.	94,000	121,616
Airtac International Group	7,000	37,148
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Anta Sports Products Ltd.	56,000	$ 46,906
ASM Pacific Technology Ltd.	13,300	137,111
Belle International Holdings Ltd.	341,000	556,311
Bosideng International Holdings Ltd.	226,000	59,411
Chailease Holding Co. Ltd.	54,000	162,604
Chaoda Modern Agriculture (Holdings) Ltd. (a)	58,000	2,900
China Mengniu Dairy Co. Ltd.	92,000	259,041
China Resources Cement Holdings Ltd.	146,000	84,099
China Resources Land Ltd.	152,000	460,300
China Shanshui Cement Group Ltd.	147,000	83,159
China State Construction International Holdings Ltd.	126,000	183,476
Country Garden Holdings Co. Ltd.	331,786	188,122
Daphne Interl Holdings Ltd.	70,000	72,885
ENN Energy Holdings Ltd.	60,000	347,158
Evergrande Real Estate Group Ltd.	484,000	197,713
GCL-Poly Energy Holdings Ltd.	584,000	118,152
Geely Automobile Holdings Ltd.	335,000	168,360
Golden Eagle Retail Group Ltd. (H Shares)	47,000	82,733
Greentown China Holdings Ltd.	49,000	95,220
Hengan International Group Co. Ltd.	59,500	614,924
Intime Department Store Group Co. Ltd.	64,000	75,875
Kingboard Chemical Holdings Ltd.	45,500	123,715
Lee & Man Paper Manufacturing Ltd.	164,000	121,941
Longfor Properties Co. Ltd.	91,500	152,811
MGM China Holdings Ltd.	71,200	167,904
MStar Semiconductor, Inc.	23,908	204,300
Parkson Retail Group Ltd.	85,500	46,275
Sands China Ltd.	184,000	965,033
Shimao Property Holdings Ltd.	97,000	208,996
Shui On Land Ltd.	333,170	110,768
SOHO China Ltd.	152,000	131,235
Tencent Holdings Ltd.	77,500	2,658,518
Tingyi (Cayman Islands) Holding Corp.	154,000	425,675
TPK Holding Co. Ltd.	16,496	335,066
Uni-President China Holdings Ltd.	75,000	81,571
Want Want China Holdings Ltd.	443,000	702,164
Wynn Macau Ltd.	120,400	365,382
Yingde Gases Group Co. Ltd.	68,500	65,939
Zhen Ding Technology Holding Ltd.	12,600	30,806
Zhongsheng Group Holdings Ltd. Class H	44,500	61,817
TOTAL CAYMAN ISLANDS		11,115,140
Common Stocks - continued
	Shares	Value
Chile - 0.4%
AES Gener SA	171,287	$ 124,387
Aguas Andinas SA	175,738	139,934
Banco de Chile	1,454,357	226,824
Banco de Chile (a)	52,673	7,896
Banco de Credito e Inversiones	2,164	155,310
Banco Santander Chile	4,660,033	311,197
Banco Santander Chile sponsored ADR	106	2,824
CAP SA	6,724	212,021
Cencosud SA	90,609	511,697
Colbun SA	538,165	165,695
Compania Cervecerias Unidas SA	8,421	145,729
Compania Cervecerias Unidas SA sponsored ADR	157	5,421
Compania de Petroleos de Chile SA (COPEC)	35,004	501,703
CorpBanca SA	9,649,596	132,158
E-CL SA	35,227	73,528
Empresa Nacional de Electricidad SA	235,791	418,060
Empresa Nacional de Electricidad SA sponsored ADR	174	9,276
Empresa Nacional de Telecomunicaciones SA (ENTEL)	8,293	159,891
Empresas CMPC SA	95,291	352,068
Enersis SA	1,460,579	550,489
Enersis SA sponsored ADR	453	8,553
LATAM Airlines Group SA	18,559	383,432
LATAM Airlines Group SA sponsored ADR	303	6,272
SACI Falabella	37,808	432,309
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	95	4,702
Vina Concha y Toro SA	28,981	56,676
TOTAL CHILE		5,098,052
China - 2.3%
Agricultural Bank of China Ltd. (H Shares)	1,679,000	802,702
Air China Ltd. (H Shares)	134,000	108,441
Aluminum Corp. of China Ltd. (H Shares) (a)	288,000	109,937
Angang Steel Co. Ltd. (H Shares) (a)	78,000	45,935
Anhui Conch Cement Co. Ltd. (H Shares)	91,000	329,517
AviChina Industry & Technology Co. Ltd.	144,000	69,586
Bank Communications Co. Ltd. (H Shares)	643,200	511,400
Bank of China Ltd. (H Shares)	5,831,024	2,727,604
BBMG Corp. (H Shares)	75,000	60,211
Beijing Capital International Airport Co. Ltd. (H Shares)	130,000	90,127
BYD Co. Ltd. (H Shares) (a)	40,000	142,781
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	95,040	95,161
Common Stocks - continued
	Shares	Value
China - continued
China BlueChemical Ltd. (H Shares)	134,000	$ 81,676
China CITIC Bank Corp. Ltd. (H Shares)	601,293	338,608
China Coal Energy Co. Ltd. (H Shares)	299,000	230,025
China Communications Construction Co. Ltd. (H Shares)	337,000	322,663
China Communications Services Corp. Ltd. (H Shares)	176,000	128,822
China Construction Bank Corp. (H Shares)	5,440,649	4,557,157
China Cosco Holdings Co. Ltd. (H Shares) (a)	200,000	84,534
China International Marine Containers (Group) Ltd. (H Shares) (a)	75,200	120,163
China Life Insurance Co. Ltd. (H Shares)	576,000	1,593,206
China Longyuan Power Grid Corp. Ltd. (H Shares)	208,000	190,574
China Merchants Bank Co. Ltd. (H Shares)	298,480	636,181
China Minsheng Banking Corp. Ltd. (H Shares)	382,800	491,810
China National Building Materials Co. Ltd. (H Shares)	228,000	269,129
China Oilfield Services Ltd. (H Shares)	132,000	260,253
China Pacific Insurance Group Co. Ltd. (H Shares)	207,200	744,944
China Petroleum & Chemical Corp. (H Shares)	1,496,000	1,650,933
China Railway Construction Corp. Ltd. (H Shares)	142,000	143,278
China Railway Group Ltd. (H Shares)	290,000	152,845
China Shenhua Energy Co. Ltd. (H Shares)	255,500	903,781
China Shipping Container Lines Co. Ltd. (H Shares) (a)	239,000	56,977
China Shipping Development Co. Ltd. (H Shares)	86,000	36,904
China Southern Airlines Ltd. (H Shares)	230,000	120,926
China Telecom Corp. Ltd. (H Shares)	1,042,000	533,876
China Vanke Co. Ltd. (B Shares)	92,800	187,988
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	163,000	88,640
CITIC Securities Co. Ltd. (H Shares)	73,000	165,564
CSR Corp. Ltd. (H Shares)	135,000	88,896
Datang International Power Generation Co. Ltd. (H Shares)	208,000	91,668
Dongfang Electric Corp. Ltd. (H Shares)	22,400	31,463
Dongfeng Motor Group Co. Ltd. (H Shares)	194,000	288,994
Great Wall Motor Co. Ltd. (H Shares)	74,500	323,051
Guangzhou Automobile Group Co. Ltd. (H Shares)	151,376	124,844
Guangzhou R&F Properties Co. Ltd. (H Shares)	59,200	107,107
Haitong Securities Co. Ltd. (H Shares) (a)	85,600	124,647
Huaneng Power International, Inc. (H Shares)	240,000	278,079
Industrial & Commercial Bank of China Ltd. (H Shares)	4,919,008	3,460,988
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	49,600	258,416
Jiangsu Expressway Co. Ltd. (H Shares)	74,000	81,055
Jiangxi Copper Co. Ltd. (H Shares)	104,000	201,563
New China Life Insurance Co. Ltd. (H Shares)	41,800	155,400
People's Insurance Co. of China Group	307,000	160,618
Common Stocks - continued
	Shares	Value
China - continued
PetroChina Co. Ltd. (H Shares)	1,596,000	$ 2,034,309
PICC Property & Casualty Co. Ltd. (H Shares)	190,020	243,887
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	146,500	1,160,084
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	108,000	103,684
Shanghai Electric Group Co. Ltd. (H Shares)	196,000	68,700
Shanghai Pharma Holding Co. Ltd. (H Shares)	48,200	99,255
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	172,000	59,179
Sinopharm Group Co. Ltd. (H Shares)	83,600	248,317
Tsingtao Brewery Co. Ltd. (H Shares)	22,000	147,562
Weichai Power Co. Ltd. (H Shares)	31,200	108,756
Wumart Stores, Inc. (H Shares)	39,000	68,349
Yanzhou Coal Mining Co. Ltd. (H Shares)	136,000	142,139
Zhaojin Mining Industry Co. Ltd. (H Shares)	69,000	76,645
Zhejiang Expressway Co. Ltd. (H Shares)	138,000	108,477
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	33,000	91,216
Zijin Mining Group Co. Ltd. (H Shares)	423,000	124,826
ZTE Corp. (H Shares)	52,680	88,794
TOTAL CHINA		29,935,827
Colombia - 0.2%
Almacenes Exito SA	16,189	265,399
BanColombia SA	16,261	267,292
BanColombia SA sponsored ADR	40	2,711
Cementos Argos SA	29,086	129,885
Corp. Financiera Colombiana SA	5,918	114,463
Corp. Financiera Colombiana SA (RFD) (a)	159	2,920
Ecopetrol SA	369,667	889,185
Grupo de Inversiones Suramerica	17,520	369,583
Interconexion Electrica SA ESP	26,592	122,390
Inversiones Argos SA	22,361	248,961
Isagen SA	54,439	75,764
TOTAL COLOMBIA		2,488,553
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	12,171	352,262
Komercni Banka A/S	1,240	237,023
Telefonica Czech Rep A/S	8,041	116,180
TOTAL CZECH REPUBLIC		705,465
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A	38	259,773
Series B	101	718,638
Common Stocks - continued
	Shares	Value
Denmark - continued
Carlsberg A/S Series B	8,173	$ 758,671
Coloplast A/S Series B	8,573	466,426
Danske Bank A/S (a)	49,713	939,621
DSV de Sammensluttede Vognmaend A/S	14,904	375,160
Novo Nordisk A/S Series B	30,454	5,360,660
Novozymes A/S Series B	18,127	625,996
TDC A/S	47,533	385,564
Tryg A/S (e)	2,085	180,542
William Demant Holding A/S (a)	1,739	139,154
TOTAL DENMARK		10,210,205
Egypt - 0.1%
Commercial International Bank Ltd.	37,641	165,888
Commercial International Bank Ltd. sponsored GDR	2,426	10,553
EFG-Hermes Holding SAE (a)	25,318	36,548
Egyptian Kuwaiti Holding	47,435	55,499
Orascom Construction Industries SAE (a)	4,139	132,324
Orascom Construction Industries SAE GDR (a)	2,427	77,591
Orascom Telecom Holding SAE (a)	156,705	106,214
Orascom Telecom Holding SAE GDR (Reg. S) (a)	4,891	16,483
Talaat Moustafa Group Holding (a)	53,119	30,259
Telecom Egypt SAE	24,076	43,921
TOTAL EGYPT		675,280
Finland - 0.5%
Elisa Corp. (A Shares)	11,229	212,948
Fortum Corp.	32,778	609,086
Kesko Oyj	4,480	134,519
Kone Oyj (B Shares)	11,870	1,048,139
Metso Corp.	10,021	411,619
Neste Oil Oyj	9,559	148,925
Nokia Corp. (e)	285,643	959,671
Nokian Tyres PLC	8,704	377,353
Orion Oyj (B Shares)	7,083	203,349
Pohjola Bank PLC (A Shares)	9,480	161,302
Sampo Oyj (A Shares) (e)	32,168	1,283,619
Stora Enso Oyj (R Shares) (e)	38,402	266,775
UPM-Kymmene Corp.	41,256	431,397
Wartsila Corp.	12,939	635,081
TOTAL FINLAND		6,883,783
France - 6.2%
Accor SA	11,290	373,196
Common Stocks - continued
	Shares	Value
France - continued
Aeroports de Paris	2,060	$ 186,459
Air Liquide SA	12,335	1,561,429
Air Liquide SA	7,697	974,327
Alstom SA	16,586	680,626
Arkema SA	4,755	445,486
Atos Origin SA	3,910	272,139
AXA SA	134,336	2,514,830
BIC SA	2,290	244,372
BNP Paribas SA	76,116	4,241,195
Bouygues SA (e)	14,425	402,547
Bureau Veritas SA	4,128	505,854
Cap Gemini SA	11,592	533,168
Carrefour SA (e)	45,852	1,358,658
Casino Guichard Perrachon SA (e)	4,330	467,995
Christian Dior SA	4,239	738,851
CNP Assurances (e)	11,594	164,215
Compagnie de St. Gobain	30,043	1,204,956
Compagnie Generale de Geophysique SA (a)	12,569	271,900
Credit Agricole SA (a)	74,755	684,316
Danone SA (e)	43,899	3,353,720
Dassault Systemes SA	4,658	568,041
Edenred SA	12,602	419,552
EDF SA	9,355	209,072
EDF SA	9,060	202,479
Essilor International SA	15,339	1,725,947
Eurazeo SA	2,141	113,404
Eutelsat Communications	10,278	371,079
Fonciere Des Regions	1,818	144,611
France Telecom SA	141,667	1,512,917
GDF Suez (e)	100,976	2,167,580
Gecina SA	1,556	187,110
Groupe Eurotunnel SA	44,150	369,617
ICADE	1,596	147,130
Iliad SA	1,729	395,288
Imerys	2,487	162,944
JCDecaux SA	5,026	138,138
Klepierre SA (e)	7,695	326,313
L'Oreal SA	9,464	1,687,573
L'Oreal SA (a)	2,895	516,222
L'Oreal SA (a)	6,036	1,076,310
Lafarge SA	2,505	161,830
Lafarge SA (a)	4,998	322,886
Common Stocks - continued
	Shares	Value
France - continued
Lafarge SA (Bearer)	6,561	$ 423,860
Lagardere S.C.A. (Reg.)	9,025	335,408
Legrand SA	18,255	850,688
LVMH Moet Hennessy - Louis Vuitton SA	19,331	3,347,722
Michelin CGDE Series B	13,573	1,146,321
Natixis SA	73,158	320,830
Pernod Ricard SA	16,083	1,990,968
Peugeot Citroen SA (a)(e)	15,055	120,546
PPR SA	5,762	1,267,620
Publicis Groupe SA	13,477	937,478
Remy Cointreau SA	1,837	213,885
Renault SA	14,565	1,003,570
Rexel SA	10,968	241,292
Safran SA	17,614	865,007
Sanofi SA	90,229	9,755,162
Schneider Electric SA (e)	39,972	3,047,921
SCOR SE (e)	12,860	390,290
Societe Generale Series A	53,429	1,940,620
Sodexo SA	7,138	596,079
Suez Environnement SA	20,086	288,462
Technip SA (e)	7,754	832,248
Thales SA	7,155	310,763
Total SA	161,212	8,114,939
Unibail-Rodamco	6,937	1,813,433
Vallourec SA	7,977	383,391
Veolia Environnement SA	26,652	368,661
VINCI SA	34,759	1,673,566
Vivendi SA	100,855	2,284,521
Wendel SA	2,587	280,256
Zodiac Aerospace	2,411	302,181
TOTAL FRANCE		79,553,970
Germany - 5.4%
adidas AG	15,913	1,661,860
Allianz AG	34,559	5,099,673
Axel Springer Verlag	2,800	117,999
BASF AG (e)	69,730	6,512,649
Bayer AG (e)	62,619	6,532,964
Bayerische Motoren Werke AG (BMW)	25,205	2,325,220
Beiersdorf AG	7,461	675,325
Brenntag AG	3,843	655,151
Common Stocks - continued
	Shares	Value
Germany - continued
Celesio AG	5,991	$ 118,545
Commerzbank AG (a)(e)	28,371	381,665
Continental AG (e)	8,335	989,666
Daimler AG (Germany)	69,123	3,824,690
Deutsche Bank AG	70,795	3,258,908
Deutsche Boerse AG	14,635	913,567
Deutsche Lufthansa AG	17,529	350,428
Deutsche Post AG	69,314	1,644,921
Deutsche Telekom AG	213,070	2,520,372
E.ON AG (e)	136,984	2,482,319
Fraport AG Frankfurt Airport Services Worldwide	3,153	188,433
Fresenius Medical Care AG & Co. KGaA	15,810	1,089,242
Fresenius SE & Co. KGaA	9,597	1,203,464
GEA Group AG	13,125	443,964
Hannover Reins Corp.	4,678	395,024
HeidelbergCement Finance AG	10,417	750,000
Henkel AG & Co. KGaA	10,102	790,913
Hochtief AG	2,232	154,908
Hugo Boss AG	1,791	208,411
Infineon Technologies AG	79,858	630,488
K&S AG	12,772	564,650
Kabel Deutschland Holding AG	6,828	648,962
Lanxess AG	6,462	470,610
Linde AG	14,067	2,660,267
MAN SE	3,236	362,453
Merck KGaA (e)	5,009	762,567
Metro AG	9,170	285,909
Muenchener Rueckversicherungs AG (e)	13,658	2,731,311
RWE AG (e)	37,311	1,343,152
Salzgitter AG	2,660	104,112
SAP AG	69,939	5,575,673
Siemens AG	63,353	6,619,565
Suedzucker AG (Bearer)	5,919	238,606
Thyssenkrupp AG (a)	28,421	514,088
United Internet AG	6,972	191,165
Volkswagen AG	2,222	431,916
TOTAL GERMANY		69,425,775
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	14,938	368,468
Common Stocks - continued
	Shares	Value
Greece - continued
Greek Organization of Football Prognostics SA	17,722	$ 174,809
Hellenic Telecommunications Organization SA (a)	17,000	147,762
TOTAL GREECE		691,039
Hong Kong - 2.9%
AIA Group Ltd.	915,000	4,062,003
Bank of East Asia Ltd.	94,089	386,776
Beijing Enterprises Holdings Ltd.	36,500	273,039
BOC Hong Kong (Holdings) Ltd.	286,000	984,027
Cathay Pacific Airways Ltd.	83,000	145,889
Cheung Kong Holdings Ltd.	105,000	1,580,382
China Agri-Industries Holdings Ltd.	191,382	93,963
China Everbright Ltd.	68,000	108,132
China Insurance International Holdings Co. Ltd. (a)	62,000	105,622
China Merchant Holdings International Co. Ltd.	86,532	273,753
China Mobile Ltd.	459,500	5,053,864
China Overseas Land and Investment Ltd.	314,000	958,976
China Resources Enterprise Ltd.	92,000	315,355
China Resources Power Holdings Co. Ltd.	146,000	477,877
China Unicom Ltd.	354,000	510,430
CITIC Pacific Ltd.	84,000	101,642
CLP Holdings Ltd.	134,000	1,181,111
CNOOC Ltd.	1,351,000	2,530,518
Dah Chong Hong Holdings Ltd.	58,000	53,440
Far East Horizon Ltd.	102,000	69,401
Fosun International Ltd.	133,500	94,962
Franshion Properties China Ltd.	246,000	84,006
Fushan International Energy Group Ltd.	244,000	95,271
Galaxy Entertainment Group Ltd. (a)	156,000	698,569
Guangdong Investment Ltd.	182,000	176,133
Hang Lung Properties Ltd.	174,000	677,152
Hang Seng Bank Ltd.	58,100	971,809
Henderson Land Development Co. Ltd.	72,388	524,243
HKT Trust / HKT Ltd. unit	170,000	178,540
Hong Kong & China Gas Co. Ltd.	393,525	1,184,102
Hong Kong Exchanges and Clearing Ltd.	82,939	1,395,828
Hopewell Holdings Ltd.	41,500	160,435
Hutchison Whampoa Ltd.	161,000	1,748,974
Hysan Development Co. Ltd.	54,434	269,710
Lenovo Group Ltd.	488,000	445,857
Link (REIT)	173,602	983,204
Mmg Ltd. (a)	92,000	27,623
Common Stocks - continued
	Shares	Value
Hong Kong - continued
MTR Corp. Ltd.	107,965	$ 445,208
New World Development Co. Ltd.	287,682	501,951
PCCW Ltd.	293,000	149,140
Poly (Hong Kong) Investments Ltd.	121,000	84,355
Power Assets Holdings Ltd.	105,000	1,025,625
Shanghai Industrial Holdings Ltd.	38,000	120,462
Shui On Land Ltd. rights 5/13/13 (a)	64,723	6,839
Sino Land Ltd.	227,170	373,535
Sino-Ocean Land Holdings Ltd.	201,641	133,039
SJM Holdings Ltd.	147,000	370,524
Sun Art Retail Group Ltd.	179,000	250,042
Sun Hung Kai Properties Ltd.	118,547	1,714,010
Swire Pacific Ltd. (A Shares)	50,500	641,975
Swire Properties Ltd.	90,800	324,112
Wharf Holdings Ltd.	115,000	1,026,237
Wheelock and Co. Ltd.	73,000	406,384
Wing Hang Bank Ltd.	13,131	137,991
Yuexiu Property Co. Ltd.	374,000	110,848
TOTAL HONG KONG		36,804,895
Hungary - 0.1%
Magyar Telekom PLC	27,383	50,606
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	3,445	244,660
OTP Bank PLC	17,738	369,646
TOTAL HUNGARY		664,912
India - 1.5%
ABB Ltd. India	4	39
ACC Ltd.	3,816	87,665
Adani Enterprises Ltd. (a)	13,112	53,269
Aditya Birla Nuvo Ltd.	1,956	38,200
Ambuja Cements Ltd.	42,083	146,234
Asian Paints India Ltd.	2,076	181,024
Axis Bank Ltd.	23,164	644,070
Bajaj Auto Ltd.	5,821	203,890
Bank of Baroda	6,977	90,837
Bank of India	7,137	43,605
Bharat Heavy Electricals Ltd.	39,711	142,578
Bharat Petroleum Corp. Ltd.	12,619	97,372
Bharti Airtel Ltd. (a)	39,989	237,431
Cairn India Ltd.	39,830	231,479
Canara Bank (a)	5,810	44,886
Common Stocks - continued
	Shares	Value
India - continued
Cipla Ltd.	27,491	$ 207,546
Coal India Ltd.	36,105	214,673
Dabur India Ltd.	33,587	92,468
Divi's Laboratories Ltd.	2,500	50,054
DLF Ltd.	30,345	134,641
Dr. Reddy's Laboratories Ltd.	8,773	332,099
GAIL India Ltd.	26,355	172,386
Godrej Consumer Products Ltd.	9,645	148,345
HCL Technologies Ltd.	15,685	210,769
HDFC Bank Ltd.	116,386	1,483,016
Hero Motocorp Ltd.	2,731	83,655
Hindalco Industries Ltd.	68,913	124,835
Hindustan Unilever Ltd.	65,654	713,957
Housing Development Finance Corp. Ltd. (a)	109,517	1,729,098
ICICI Bank Ltd.	32,606	710,570
Idea Cellular Ltd. (a)	53,208	131,570
Indiabulls Wholesale Services Ltd.	510	150
Infosys Ltd.	32,415	1,347,411
Infrastructure Development Finance Co. Ltd.	75,481	215,047
ITC Ltd.	168,363	1,031,316
Jaiprakash Associates Ltd.	59,301	83,122
Jindal Steel & Power Ltd. (a)	27,005	153,197
JSW Steel Ltd. (a)	5,715	74,811
Kotak Mahindra Bank Ltd.	19,947	262,727
Larsen & Toubro Ltd.	16,410	462,237
LIC Housing Finance Ltd. (a)	21,441	97,310
Lupin Ltd.	10,224	133,806
Mahindra & Mahindra Ltd.	23,667	407,389
Mundra Port and SEZ Ltd. (a)	33,001	89,134
NTPC Ltd.	80,897	237,108
Oil & Natural Gas Corp. Ltd.	58,809	357,882
Piramal Enterprises Ltd.	3,964	41,427
Power Finance Corp. Ltd.	15,566	56,497
Power Grid Corp. of India Ltd.	87,180	182,204
Ranbaxy Laboratories Ltd. (a)	8,041	67,694
Reliance Capital Ltd.	8,828	58,023
Reliance Communication Ltd. (a)	47,511	85,800
Reliance Industries Ltd.	97,379	1,429,713
Reliance Infrastructure Ltd. (a)	7,701	53,814
Reliance Power Ltd. (a)	42,783	56,861
Rural Electrification Corp. Ltd.	21,527	89,982
Satyam Computer Services Ltd. (a)	46,668	95,883
Common Stocks - continued
	Shares	Value
India - continued
Sesa Goa Ltd.	26,615	$ 78,702
Shriram Transport Finance Co. Ltd.	8,986	124,776
Siemens India Ltd.	5,320	54,117
State Bank of India	11,247	474,371
Sterlite Industries (India) Ltd.	92,689	166,923
Sun Pharmaceutical Industries Ltd.	24,753	438,509
Tata Consultancy Services Ltd.	35,931	922,554
Tata Motors Ltd.	57,495	318,348
Tata Power Co. Ltd.	71,000	125,244
Tata Steel Ltd.	21,108	119,036
Titan Industries Ltd. (a)	16,875	85,090
Ultratech Cemco Ltd.	4,917	174,099
Unitech Ltd. (a)	119,659	59,958
United Breweries Ltd. (a)	4,000	54,749
United Spirits Ltd. (a)	6,857	282,397
Wipro Ltd.	41,203	267,550
Zee Entertainment Enterprises Ltd. (a)	33,830	147,394
TOTAL INDIA		19,846,623
Indonesia - 0.7%
PT Adaro Energy Tbk	1,014,000	128,282
PT Astra Agro Lestari Tbk	24,000	43,692
PT Astra International Tbk	1,536,000	1,161,181
PT Bank Central Asia Tbk	925,500	1,023,307
PT Bank Danamon Indonesia Tbk Series A	284,213	188,549
PT Bank Mandiri (Persero) Tbk	694,500	750,037
PT Bank Negara Indonesia (Persero) Tbk	574,989	319,356
PT Bank Rakyat Indonesia Tbk	855,500	827,121
PT Bumi Resources Tbk	1,063,500	73,288
PT Charoen Pokphand Indonesia Tbk	540,000	280,483
PT Global Mediacom Tbk	467,500	104,583
PT Gudang Garam Tbk	34,000	172,754
PT Indo Tambangraya Megah Tbk	29,500	111,507
PT Indocement Tunggal Prakarsa Tbk	109,500	297,330
PT Indofood Sukses Makmur Tbk	354,500	267,994
PT Indosat Tbk	103,500	63,872
PT Jasa Marga Tbk	152,500	105,091
PT Kalbe Farma Tbk	1,660,000	237,325
PT Media Nusantara Citra Tbk	300,000	96,426
PT Perusahaan Gas Negara Tbk Series B	830,000	533,555
PT Semen Gresik (Persero) Tbk	222,500	421,084
PT Tambang Batubbara Bukit Asam Tbk	57,000	89,406
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Telkomunikasi Indonesia Tbk Series B	772,000	$ 930,091
PT Unilever Indonesia Tbk	110,000	296,991
PT United Tractors Tbk	125,212	228,594
PT XL Axiata Tbk	175,500	92,059
TOTAL INDONESIA		8,843,958
Ireland - 0.2%
CRH PLC	54,579	1,175,283
Elan Corp. PLC (a)	38,300	443,328
James Hardie Industries PLC CDI	34,668	364,435
Kerry Group PLC Class A	11,051	653,603
Ryanair Holdings PLC	5,111	39,775
Ryanair Holdings PLC sponsored ADR	1,650	71,511
TOTAL IRELAND		2,747,935
Isle of Man - 0.0%
Genting Singapore PLC	459,000	572,027
Israel - 0.4%
Bank Hapoalim BM (Reg.) (a)	81,609	379,021
Bank Leumi le-Israel BM (a)	99,074	351,526
Bezeq Israeli Telecommunication Corp. Ltd.	138,344	200,666
Delek Group Ltd.	295	77,597
Israel Chemicals Ltd.	33,940	403,682
Israel Corp. Ltd. (Class A)	177	113,803
Mellanox Technologies Ltd. (a)	2,500	130,404
Mizrahi Tefahot Bank Ltd. (a)	9,726	99,403
NICE Systems Ltd. (a)	1,774	62,926
NICE Systems Ltd. sponsored ADR (a)	2,788	98,890
Teva Pharmaceutical Industries Ltd.	47,000	1,804,497
Teva Pharmaceutical Industries Ltd. sponsored ADR	21,187	811,250
TOTAL ISRAEL		4,533,665
Italy - 1.4%
Assicurazioni Generali SpA	87,341	1,602,281
Atlantia SpA (e)	25,671	458,767
Banca Monte dei Paschi di Siena SpA (a)(e)	431,651	121,594
Banco Popolare Societa Cooperativa (a)	121,730	175,542
Enel Green Power SpA	139,117	296,617
Enel SpA	501,594	1,939,446
ENI SpA	192,942	4,604,831
EXOR SpA	4,615	139,788
Fiat Industrial SpA	62,773	708,472
Common Stocks - continued
	Shares	Value
Italy - continued
Fiat SpA	66,230	$ 396,161
Finmeccanica SpA (a)	30,217	157,267
Intesa Sanpaolo SpA	743,691	1,348,639
Intesa Sanpaolo SpA (Risparmio Shares)	98,336	154,109
Luxottica Group SpA	12,022	622,671
Mediobanca SpA	35,919	228,287
Pirelli & C SpA	19,593	203,457
Prysmian SpA	15,964	322,295
Saipem SpA	19,891	563,202
Snam Rete Gas SpA	126,353	621,340
Telecom Italia SpA	728,327	618,641
Terna SpA	103,990	486,719
UniCredit SpA	304,886	1,590,018
Unione di Banche Italiane SCPA	68,880	287,555
TOTAL ITALY		17,647,699
Japan - 15.6%
ABC-MART, Inc.	1,800	67,429
ACOM Co. Ltd. (a)	2,500	102,433
Advantest Corp.	10,000	149,828
AEON Co. Ltd.	46,700	661,148
AEON Financial Service Co. Ltd.	5,200	155,901
AEON Mall Co. Ltd.	5,100	164,199
Air Water, Inc.	11,000	178,115
Aisin Seiki Co. Ltd.	14,600	527,013
Ajinomoto Co., Inc.	50,000	686,221
Alfresa Holdings Corp.	2,900	172,532
All Nippon Airways Ltd.	80,000	174,243
Amada Co. Ltd.	26,000	208,631
Aozora Bank Ltd.	78,000	244,382
Asahi Glass Co. Ltd.	77,000	605,006
Asahi Group Holdings	29,700	738,567
Asahi Kasei Corp.	96,000	645,346
Asics Corp.	10,400	187,748
Astellas Pharma, Inc.	33,900	1,975,864
Bank of Kyoto Ltd.	23,000	241,988
Bank of Yokohama Ltd.	91,000	553,622
Benesse Holdings, Inc.	5,400	239,328
Bridgestone Corp.	49,600	1,872,073
Brother Industries Ltd.	16,500	188,697
Calbee, Inc.	1,300	128,527
Canon, Inc.	86,500	3,110,930
Common Stocks - continued
	Shares	Value
Japan - continued
Casio Computer Co. Ltd.	16,700	$ 138,365
Central Japan Railway Co.	10,900	1,314,576
Chiba Bank Ltd.	57,000	442,585
Chiyoda Corp.	11,000	113,091
Chubu Electric Power Co., Inc.	48,200	623,999
Chugai Pharmaceutical Co. Ltd.	17,000	423,254
Chugoku Electric Power Co., Inc.(THE)	23,700	340,176
Citizen Holdings Co. Ltd.	18,700	110,629
Coca-Cola West Co. Ltd.	5,300	98,574
Cosmo Oil Co. Ltd.	41,000	97,920
Credit Saison Co. Ltd.	12,400	362,720
Dai Nippon Printing Co. Ltd.	43,000	421,041
Dai-ichi Mutual Life Insurance Co.	650	896,005
Daicel Chemical Industries Ltd.	22,000	177,558
Daido Steel Co. Ltd.	20,000	109,008
Daihatsu Motor Co. Ltd.	15,000	297,551
Daiichi Sankyo Kabushiki Kaisha	52,800	1,033,123
Daikin Industries Ltd.	17,300	694,719
Dainippon Sumitomo Pharma Co. Ltd.	10,900	200,204
Daito Trust Construction Co. Ltd.	5,600	542,982
Daiwa House Industry Co. Ltd.	39,000	881,481
Daiwa Securities Group, Inc.	124,000	1,100,209
DeNA Co. Ltd.	8,000	227,889
Denki Kagaku Kogyo KK	33,000	120,729
DENSO Corp.	36,500	1,636,684
Dentsu, Inc.	14,100	490,164
Don Quijote Co. Ltd.	4,300	234,307
East Japan Railway Co.	25,700	2,169,511
Eisai Co. Ltd.	19,700	898,993
Electric Power Development Co. Ltd.	9,600	274,176
FamilyMart Co. Ltd.	4,000	182,802
Fanuc Corp.	14,600	2,203,902
Fast Retailing Co. Ltd.	4,000	1,466,857
Fuji Electric Co. Ltd.	47,000	160,815
Fuji Heavy Industries Ltd.	45,000	849,397
Fujifilm Holdings Corp.	35,500	729,295
Fujitsu Ltd.	139,000	583,811
Fukuoka Financial Group, Inc.	60,000	306,943
Furukawa Electric Co. Ltd. (a)	46,000	116,407
Fyushu Electric Power Co., Inc.	33,700	465,511
GREE, Inc. (e)	8,000	102,540
GS Yuasa Corp.	24,000	101,745
Common Stocks - continued
	Shares	Value
Japan - continued
Gunma Bank Ltd.	27,000	$ 171,768
Hakuhodo DY Holdings, Inc.	1,970	162,355
Hamamatsu Photonics K.K.	5,000	206,149
Hankyu Hanshin Holdings, Inc.	86,000	556,871
Hino Motors Ltd.	19,000	290,223
Hirose Electric Co. Ltd.	2,500	359,474
Hiroshima Bank Ltd.	40,000	210,864
Hisamitsu Pharmaceutical Co., Inc.	5,000	293,994
Hitachi Chemical Co. Ltd.	7,700	120,710
Hitachi Construction Machinery Co. Ltd.	7,600	180,793
Hitachi High-Technologies Corp.	4,600	114,914
Hitachi Ltd.	360,000	2,300,704
Hitachi Metals Ltd.	12,000	124,063
Hokkaido Electric Power Co., Inc.	13,000	164,953
Hokuriku Electric Power Co., Inc.	11,400	168,131
Honda Motor Co. Ltd.	124,200	4,955,886
Hoya Corp.	32,600	653,185
Hulic Co. Ltd.	21,700	241,327
Ibiden Co. Ltd.	8,800	154,254
Idemitsu Kosan Co. Ltd.	1,600	135,360
INPEX Corp.	167	808,165
Isetan Mitsukoshi Holdings Ltd.	27,200	433,510
Ishikawajima-Harima Heavy Industries Co. Ltd.	104,000	387,810
Isuzu Motors Ltd.	90,000	599,790
Itochu Corp.	114,300	1,417,257
ITOCHU Techno-Solutions Corp.	2,200	104,692
Iyo Bank Ltd.	19,000	198,999
J Front Retailing Co. Ltd.	39,000	327,649
Japan Airlines Co. Ltd.	4,400	223,436
Japan Exchange Group, Inc.	3,700	454,176
Japan Petroleum Exploration Co. Ltd.	2,100	83,386
Japan Prime Realty Investment Corp.	57	209,460
Japan Real Estate Investment Corp.	45	604,503
Japan Retail Fund Investment Corp.	161	381,647
Japan Steel Works Ltd.	23,000	116,849
Japan Tobacco, Inc.	83,700	3,163,964
JFE Holdings, Inc.	37,800	820,711
JGC Corp.	15,000	444,471
Joyo Bank Ltd.	46,000	282,762
JSR Corp.	12,800	294,657
JTEKT Corp.	15,400	157,024
JX Holdings, Inc.	170,110	923,673
Kajima Corp.	59,000	188,393
Common Stocks - continued
	Shares	Value
Japan - continued
Kamigumi Co. Ltd.	17,000	$ 159,405
Kaneka Corp.	20,000	120,483
Kansai Electric Power Co., Inc.	56,000	684,171
Kansai Paint Co. Ltd.	16,000	205,310
Kao Corp.	39,300	1,358,917
Kawasaki Heavy Industries Ltd.	103,000	328,460
KDDI Corp.	40,600	1,952,346
Keihin Electric Express Railway Co. Ltd.	36,000	398,388
Keio Corp.	41,000	352,675
Keisei Electric Railway Co.	19,000	200,883
Keyence Corp.	3,470	1,101,191
Kikkoman Corp.	12,000	227,771
Kinden Corp.	10,000	72,956
Kintetsu Corp. (e)	123,000	622,159
Kirin Holdings Co. Ltd.	65,000	1,137,433
Kobe Steel Ltd. (a)	203,000	265,134
Koito Manufacturing Co. Ltd.	7,000	135,420
Komatsu Ltd.	70,100	1,920,598
Konami Corp.	8,400	191,617
Konica Minolta Holdings, Inc.	39,000	275,530
Kubota Corp.	83,000	1,192,189
Kuraray Co. Ltd.	27,800	422,193
Kurita Water Industries Ltd.	7,900	162,178
Kyocera Corp.	11,600	1,179,982
Kyowa Hakko Kirin Co. Ltd.	18,000	220,940
Lawson, Inc.	4,700	370,051
LIXIL Group Corp.	20,800	467,612
Mabuchi Motor Co. Ltd.	2,000	108,596
Makita Corp.	8,800	536,783
Marubeni Corp.	124,000	890,103
Marui Group Co. Ltd.	15,200	176,437
Maruichi Steel Tube Ltd.	3,200	80,920
Mazda Motor Corp. (a)	200,000	685,288
McDonald's Holdings Co. (Japan) Ltd.	4,600	134,173
Medipal Holdings Corp.	10,000	156,901
Meiji Holdings Co. Ltd.	4,800	216,691
Miraca Holdings, Inc.	3,900	194,481
Mitsubishi Chemical Holdings Corp.	104,000	507,221
Mitsubishi Corp.	106,000	1,908,240
Mitsubishi Electric Corp.	146,000	1,391,875
Mitsubishi Estate Co. Ltd.	95,000	3,094,257
Mitsubishi Gas Chemical Co., Inc.	32,000	244,654
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Heavy Industries Ltd.	228,000	$ 1,572,300
Mitsubishi Logistics Corp.	9,000	160,893
Mitsubishi Materials Corp.	90,000	258,157
Mitsubishi Motors Corp. of Japan (a)	297,000	350,840
Mitsubishi Tanabe Pharma Corp.	16,100	244,903
Mitsubishi UFJ Financial Group, Inc.	967,900	6,567,051
Mitsubishi UFJ Lease & Finance Co. Ltd.	45,100	254,752
Mitsui & Co. Ltd.	131,400	1,810,253
Mitsui Chemicals, Inc.	63,000	145,797
Mitsui Fudosan Co. Ltd.	64,000	2,178,114
Mitsui OSK Lines Ltd.	87,000	362,297
Mizuho Financial Group, Inc.	1,739,660	3,828,048
MS&AD Insurance Group Holdings, Inc.	38,590	1,035,396
Murata Manufacturing Co. Ltd.	15,300	1,245,937
Nabtesco Corp.	6,800	150,058
Namco Bandai Holdings, Inc.	14,100	256,993
NEC Corp.	197,000	511,767
Nexon Co. Ltd.	7,700	93,487
NGK Insulators Ltd.	19,000	229,656
NGK Spark Plug Co. Ltd.	13,000	219,164
NHK Spring Co. Ltd.	11,300	122,318
Nidec Corp.	8,400	571,252
Nikon Corp.	25,700	559,390
Nintendo Co. Ltd.	8,100	894,018
Nippon Building Fund, Inc.	51	734,825
Nippon Electric Glass Co. Ltd.	27,000	137,814
Nippon Express Co. Ltd.	69,000	359,140
Nippon Meat Packers, Inc.	12,000	184,283
Nippon Paper Industries Co. Ltd. (a)(e)	7,700	115,336
Nippon Steel & Sumitomo Metal Corp.	582,170	1,550,596
Nippon Telegraph & Telephone Corp.	33,300	1,656,014
Nippon Yusen KK	134,000	349,815
Nishi-Nippon City Bank Ltd.	47,000	156,792
Nissan Motor Co. Ltd.	187,100	1,951,885
Nisshin Seifun Group, Inc.	13,000	167,964
Nissin Food Holdings Co. Ltd.	4,000	179,420
Nitori Holdings Co. Ltd.	2,350	177,290
Nitto Denko Corp.	12,300	808,104
NKSJ Holdings, Inc.	28,500	723,363
NOK Corp.	7,300	105,271
Nomura Holdings, Inc.	276,400	2,258,935
Nomura Real Estate Holdings, Inc.	10,000	268,838
Common Stocks - continued
	Shares	Value
Japan - continued
Nomura Real Estate Office Fund, Inc.	19	$ 121,400
Nomura Research Institute Ltd.	7,100	213,871
NSK Ltd.	35,000	283,133
NTT Data Corp.	99	313,443
NTT DoCoMo, Inc.	1,150	1,904,283
NTT Urban Development Co.	94	139,370
Obayashi Corp.	51,000	313,786
Odakyu Electric Railway Co. Ltd.	47,000	566,021
Oji Holdings Corp.	66,000	235,580
Olympus Corp. (a)	17,200	431,854
Omron Corp.	15,700	495,961
Ono Pharmaceutical Co. Ltd.	6,700	441,884
Oracle Corp. Japan	2,500	107,102
Oriental Land Co. Ltd.	3,700	598,181
ORIX Corp.	78,900	1,210,666
Osaka Gas Co. Ltd.	142,000	615,431
Otsuka Corp.	1,300	134,764
Otsuka Holdings Co. Ltd.	27,600	995,319
Panasonic Corp.	169,500	1,221,566
Park24 Co. Ltd.	8,200	165,459
Rakuten, Inc.	54,900	585,583
Resona Holdings, Inc.	146,500	781,977
Ricoh Co. Ltd.	47,000	522,974
Rinnai Corp.	2,300	182,886
ROHM Co. Ltd.	7,500	265,137
Sankyo Co. Ltd. (Gunma)	4,100	186,868
Sanrio Co. Ltd.	3,200	160,675
Santen Pharmaceutical Co. Ltd.	5,300	266,033
SBI Holdings, Inc. Japan	17,080	330,858
Secom Co. Ltd.	16,100	897,964
Sega Sammy Holdings, Inc.	15,700	412,495
Sekisui Chemical Co. Ltd.	31,000	390,369
Sekisui House Ltd.	41,000	614,563
Seven & i Holdings Co. Ltd.	57,600	2,215,651
Seven Bank Ltd.	34,000	120,732
Sharp Corp. (e)	73,000	253,462
Shikoku Electric Power Co., Inc.	12,100	219,335
Shimadzu Corp.	21,000	153,446
Shimamura Co. Ltd.	1,600	202,211
SHIMANO, Inc.	5,700	496,497
SHIMIZU Corp.	43,000	173,067
Common Stocks - continued
	Shares	Value
Japan - continued
Shin-Etsu Chemical Co. Ltd.	31,500	$ 2,123,491
Shinsei Bank Ltd.	108,000	303,124
Shionogi & Co. Ltd.	22,600	555,891
Shiseido Co. Ltd.	27,400	392,350
Shizuoka Bank Ltd.	40,000	489,616
Showa Denko KK	101,000	163,089
Showa Shell Sekiyu KK	16,700	134,036
SMC Corp.	4,100	821,938
So-net M3, Inc.	50	113,091
Softbank Corp.	71,900	3,565,804
Sojitz Corp.	90,400	141,935
Sony Corp.	77,000	1,265,725
Sony Financial Holdings, Inc.	12,200	172,350
Stanley Electric Co. Ltd.	12,100	232,073
Sumco Corp.	6,800	71,379
Sumitomo Chemical Co. Ltd.	117,000	391,796
Sumitomo Corp.	86,800	1,086,652
Sumitomo Electric Industries Ltd.	57,500	764,674
Sumitomo Heavy Industries Ltd.	40,000	178,110
Sumitomo Metal Mining Co. Ltd.	39,000	545,974
Sumitomo Mitsui Financial Group, Inc.	102,100	4,825,997
Sumitomo Mitsui Trust Holdings, Inc.	234,250	1,177,225
Sumitomo Realty & Development Co. Ltd.	27,000	1,276,056
Sumitomo Rubber Industries Ltd.	12,100	223,428
Suzuken Co. Ltd.	6,000	233,643
Suzuki Motor Corp.	28,400	729,772
Sysmex Corp.	5,500	354,698
T&D Holdings, Inc.	43,700	509,028
Taiheiyo Cement Corp.	92,000	238,934
Taisei Corp.	74,000	247,163
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	185,360
Taiyo Nippon Sanso Corp.	21,000	139,540
Takashimaya Co. Ltd.	19,000	224,587
Takeda Pharmaceutical Co. Ltd.	60,300	3,310,576
TDK Corp.	9,800	358,354
Teijin Ltd.	63,000	151,783
Terumo Corp.	11,700	581,261
The Chugoku Bank Ltd.	12,000	209,231
The Hachijuni Bank Ltd.	30,000	204,251
The Suruga Bank Ltd.	13,000	229,998
THK Co. Ltd.	8,400	176,914
Tobu Railway Co. Ltd.	81,000	470,872
Common Stocks - continued
	Shares	Value
Japan - continued
Toho Co. Ltd.	9,400	$ 209,008
Toho Gas Co. Ltd.	34,000	202,719
Tohoku Electric Power Co., Inc. (a)	36,400	389,862
Tokio Marine Holdings, Inc.	51,800	1,646,187
Tokyo Electric Power Co. (a)	112,900	499,763
Tokyo Electron Ltd.	12,900	660,276
Tokyo Gas Co. Ltd.	185,000	1,056,008
Tokyu Corp.	85,000	674,061
Tokyu Land Corp.	33,000	405,737
TonenGeneral Sekiyu KK	24,000	242,530
Toppan Printing Co. Ltd.	46,000	350,496
Toray Industries, Inc.	109,000	766,327
Toshiba Corp.	302,000	1,665,281
Toto Ltd.	20,000	207,426
Toyo Seikan Group Holdings Ltd.	11,300	154,859
Toyo Suisan Kaisha Ltd.	7,000	237,899
Toyoda Gosei Co. Ltd.	4,400	114,192
Toyota Boshoku Corp.	4,600	66,118
Toyota Industries Corp.	12,900	528,228
Toyota Motor Corp.	209,400	12,153,126
Toyota Tsusho Corp.	16,600	462,336
Trend Micro, Inc.	7,600	213,080
Tsumura & Co.	4,400	143,773
Ube Industries Ltd.	72,000	145,577
Unicharm Corp.	8,600	556,088
Ushio, Inc.	6,300	64,192
USS Co. Ltd.	1,520	194,992
West Japan Railway Co.	12,400	599,941
Yahoo! Japan Corp.	1,073	539,172
Yakult Honsha Co. Ltd.	7,700	335,631
Yamada Denki Co. Ltd. (e)	6,960	335,879
Yamaguchi Financial Group, Inc.	14,000	152,038
Yamaha Corp.	11,300	121,176
Yamaha Motor Co. Ltd.	20,100	280,404
Yamato Holdings Co. Ltd.	27,900	538,190
Yamato Kogyo Co. Ltd.	3,300	109,146
Yamazaki Baking Co. Ltd.	7,000	91,605
Yaskawa Electric Corp.	16,000	195,771
Yokogawa Electric Corp.	13,800	140,333
TOTAL JAPAN		200,439,172
Common Stocks - continued
	Shares	Value
Korea (South) - 3.1%
AMOREPACIFIC Corp.	225	$ 183,822
AMOREPACIFIC Group, Inc.	184	69,818
BS Financial Group, Inc.	12,610	165,980
Celltrion, Inc.	4,378	125,584
Cheil Industries, Inc.	3,953	340,538
Cheil Worldwide, Inc.	6,870	169,628
CJ CheilJedang Corp.	630	186,436
CJ Corp.	1,000	131,172
Coway Co. Ltd.	4,160	210,717
Daelim Industrial Co.	2,043	142,801
Daewoo Engineering & Construction Co. Ltd. (a)	8,050	55,245
Daewoo International Corp.	3,142	110,237
Daewoo Securities Co. Ltd.	10,753	106,397
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	6,910	165,911
DGB Financial Group Co. Ltd.	9,710	135,741
Dongbu Insurance Co. Ltd.	3,017	121,736
Doosan Co. Ltd.	670	74,809
Doosan Heavy Industries & Construction Co. Ltd.	3,440	127,875
Doosan Infracore Co. Ltd. (a)	7,170	84,938
E-Mart Co. Ltd.	1,626	317,345
GS Engineering & Construction Corp.	2,432	66,782
GS Holdings Corp.	3,581	176,838
Hana Financial Group, Inc.	20,808	664,883
Hanjin Shipping Holdings Co. Ltd. (a)	12	53
Hankook Tire Co. Ltd.	6,127	266,413
Hanwha Chemical Corp.	5,510	81,779
Hanwha Corp.	3,110	88,082
Hanwha Life Insurance Co. Ltd.	12,710	77,302
Hyosung Corp.	1,617	81,319
Hyundai Department Store Co. Ltd.	1,064	154,537
Hyundai Engineering & Construction Co. Ltd.	5,095	267,328
Hyundai Fire & Marine Insurance Co. Ltd.	4,420	124,382
Hyundai Glovis Co. Ltd.	926	155,509
Hyundai Heavy Industries Co. Ltd.	3,146	574,020
Hyundai Hysco Co. Ltd.	2,330	65,145
Hyundai Industrial Development & Construction Co.	4,450	91,294
Hyundai Merchant Marine Co. Ltd. (a)	3,558	33,106
Hyundai Mipo Dockyard Co. Ltd.	780	76,470
Hyundai Mobis	5,150	1,168,744
Hyundai Motor Co.	11,264	2,039,894
Hyundai Securities Co. Ltd.	6,550	45,486
Hyundai Steel Co.	4,411	305,115
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Wia Corp.	1,363	$ 175,694
Industrial Bank of Korea	11,990	137,139
Kangwon Land, Inc.	7,890	223,104
KB Financial Group, Inc.	29,873	976,643
KB Financial Group, Inc. ADR	362	11,874
KCC Corp.	404	119,923
Kia Motors Corp.	20,144	1,002,071
Korea Aerospace Industries Ltd.	3,000	76,252
Korea Electric Power Corp. (a)	19,610	565,241
Korea Electric Power Corp. sponsored ADR (a)	520	7,446
Korea Gas Corp.	1,613	103,520
Korea Investment Holdings Co. Ltd.	2,670	112,218
Korea Zinc Co. Ltd.	580	166,111
Korean Air Lines Co. Ltd. (a)	2,227	71,362
KT Corp.	900	29,439
KT Corp. sponsored ADR	3,220	52,357
KT&G Corp.	8,158	587,258
Kumho Petro Chemical Co. Ltd.	982	84,953
LG Chemical Ltd.	3,456	815,679
LG Corp.	7,284	433,756
LG Display Co. Ltd. (a)	17,690	483,924
LG Display Co. Ltd. sponsored ADR (a)	460	6,311
LG Electronics, Inc.	7,917	633,153
LG Household & Health Care Ltd.	742	416,933
LG Innotek Co. Ltd. (a)	848	68,511
LG Telecom Ltd.	16,298	153,865
Lotte Chemical Corp.	1,182	174,358
Lotte Confectionery Co. Ltd.	65	113,289
Lotte Shopping Co. Ltd.	828	308,919
LS Cable Ltd.	1,297	95,367
LS Industrial Systems Ltd.	999	56,406
Mando Corp.	795	60,620
Mirae Asset Securities Co. Ltd.	1,596	66,644
NCSOFT Corp.	1,091	164,401
NHN Corp.	3,161	849,353
Oci Co. Ltd.	1,057	135,770
Orion Corp.	275	290,824
POSCO	4,868	1,398,801
POSCO sponsored ADR (e)	336	24,189
S-Oil Corp.	3,809	306,003
S1 Corp.	1,311	74,023
Samsung C&T Corp.	9,525	510,140
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Card Co. Ltd.	3,011	$ 115,481
Samsung Electro-Mechanics Co. Ltd.	4,585	409,966
Samsung Electronics Co. Ltd.	8,162	11,261,913
Samsung Electronics Co. Ltd.:
GDR	474	327,534
GDR (f)	148	59,022
Samsung Engineering Co. Ltd.	2,092	168,065
Samsung Fire & Marine Insurance Co. Ltd.	2,669	548,768
Samsung Heavy Industries Co. Ltd.	12,950	412,031
Samsung Life Insurance Co. Ltd.	4,442	437,502
Samsung SDI Co. Ltd.	2,557	298,267
Samsung Securities Co. Ltd.	4,388	201,553
Samsung Techwin Co. Ltd.	2,528	157,195
Shinhan Financial Group Co. Ltd.	31,916	1,105,166
Shinhan Financial Group Co. Ltd. sponsored ADR	450	15,431
Shinsegae Co. Ltd.	526	112,925
SK C&C Co. Ltd.	1,618	135,713
SK Energy Co. Ltd.	4,846	659,852
SK Holdings Co. Ltd.	2,124	305,602
SK Hynix, Inc.	39,920	1,083,512
SK Networks Co. Ltd.	7,240	47,977
SK Telecom Co. Ltd.	620	109,105
SK Telecom Co. Ltd. sponsored ADR	3,790	73,867
Woori Finance Holdings Co. Ltd.	29,210	315,537
Woori Investment & Securities Co. Ltd.	9,527	97,725
Yuhan Corp.	596	113,615
TOTAL KOREA (SOUTH)		40,348,379
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	76,478	945,316
Kernel Holding SA (a)	3,959	71,792
Millicom International Cellular SA (depository receipt)	4,893	400,134
SES SA (France) (depositary receipt)	23,518	734,347
Subsea 7 SA	21,341	459,647
Tenaris SA	36,485	809,144
TOTAL LUXEMBOURG		3,420,380
Malaysia - 0.8%
AirAsia Bhd	92,600	89,176
AMMB Holdings Bhd	115,300	253,906
Axiata Group Bhd	196,800	437,908
Berjaya Sports Toto Bhd	49,764	68,696
Common Stocks - continued
	Shares	Value
Malaysia - continued
British American Tobacco (Malaysia) Bhd	9,700	$ 201,875
Bumi Armada Bhd	83,800	109,897
Bumiputra-Commerce Holdings Bhd	361,900	920,659
DiGi.com Bhd	247,400	377,300
Felda Global Ventures Holdings Bhd	85,300	129,527
Gamuda Bhd	116,875	156,346
Genting Bhd	155,800	537,683
Genting Malaysia Bhd	232,600	287,453
Genting Plantations Bhd	18,200	51,205
Hong Leong Bank Bhd	45,500	216,246
Hong Leong Credit Bhd	15,100	76,927
IHH Healthcare Bhd	139,900	172,432
IJM Corp. Bhd	84,200	150,827
IOI Corp. Bhd	236,600	391,158
Kuala Lumpur Kepong Bhd	38,800	274,948
Lafarge Malayan Cement Bhd	24,700	80,534
Malayan Banking Bhd	324,756	1,026,837
Malaysia Airports Holdings Bhd	44,861	88,764
Malaysia Marine and Heavy Engineering Sdn Bhd	38,700	48,462
Malaysian Plantations Bhd	72,500	106,278
Maxis Bhd	157,900	350,831
MISC Bhd (a)	75,800	108,624
MMC Corp. Bhd	61,800	51,796
Parkson Holdings Bhd	40,771	56,550
Petronas Chemicals Group Bhd	213,100	457,368
Petronas Dagangan Bhd	16,700	129,648
Petronas Gas Bhd	47,300	306,576
PPB Group Bhd	33,100	139,254
Public Bank Bhd (For. Reg.)	82,900	447,401
RHB Capital Bhd	44,988	125,390
SapuraKencana Petroleum Bhd (a)	159,900	167,126
Sime Darby Bhd	201,600	625,507
Telekom Malaysia Bhd	79,100	143,511
Tenaga Nasional Bhd	214,525	553,499
UEM Land Holdings Bhd (a)	141,000	116,322
UMW Holdings Bhd	45,000	211,504
YTL Corp. Bhd	391,000	210,761
YTL Power International Bhd	150,600	74,743
TOTAL MALAYSIA		10,531,455
Mauritius - 0.0%
Golden Agri-Resources Ltd.	584,000	251,295
Common Stocks - continued
	Shares	Value
Mexico - 1.2%
Alfa SA de CV Series A	217,600	$ 505,367
Alpek SA de CV	30,000	71,601
America Movil S.A.B. de CV Series L	2,952,046	3,177,589
CEMEX SA de CV unit	802,832	905,164
Coca-Cola FEMSA S.A.B. de CV Series L	32,000	516,884
Compartamos S.A.B. de CV	66,800	111,239
Controladora Commercial Mexicana SA unit	28,000	108,105
El Puerto de Liverpool SA Class C	13,800	174,513
Embotelladoras Arca S.A.B. de CC	22,962	189,372
Fomento Economico Mexicano S.A.B. de CV unit	147,900	1,682,013
Grupo Aeroportuario del Pacifico SA de CV Series B	26,400	151,130
Grupo Aeroportuario del Sureste SA de CV Series B	16,200	201,047
Grupo Bimbo S.A.B. de CV Series A	120,900	393,398
Grupo Carso SA de CV Series A1	41,800	238,600
Grupo Financiero Banorte S.A.B. de CV Series O	140,600	1,060,206
Grupo Financiero Inbursa S.A.B. de CV Series O	147,100	431,040
Grupo Financiero Santander Mexico S.A.B. de CV	117,200	379,042
Grupo Mexico SA de CV Series B	292,823	1,048,079
Grupo Modelo S.A.B. de CV Series C	47,700	434,011
Grupo Televisa SA de CV	195,400	992,103
Industrias CH SA de CV (a)	11,000	88,645
Industrias Penoles SA de CV	10,560	440,905
Kimberly-Clark de Mexico SA de CV Series A	119,700	415,223
Mexichem S.A.B. de CV	78,784	401,567
Minera Frisco S.A.B. de CV (a)	51,800	221,409
Wal-Mart de Mexico SA de CV Series V	407,000	1,295,181
TOTAL MEXICO		15,633,433
Morocco - 0.0%
Attijariwafa Bank	2,034	80,541
Douja Promotion Groupe Addoha SA	7,506	48,832
Maroc Telecom SA	9,013	119,053
TOTAL MOROCCO		248,426
Netherlands - 1.9%
AEGON NV	134,694	899,722
Akzo Nobel NV (e)	18,356	1,106,683
ASML Holding NV (Netherlands) (e)	23,773	1,769,018
Corio NV	4,764	220,749
D.E. Master Blenders 1753 NV (a)	41,563	659,026
Delta Lloyd NV	12,897	247,127
European Aeronautic Defence and Space Co. (EADS) NV	34,137	1,802,989
Common Stocks - continued
	Shares	Value
Netherlands - continued
Fugro NV (Certificaten Van Aandelen)	4,921	$ 284,665
Gemalto NV	5,929	484,421
Heineken Holding NV (A Shares)	7,782	467,947
Heineken NV (Bearer) (e)	17,590	1,242,115
ING Groep NV (Certificaten Van Aandelen) (a)	288,650	2,377,853
Koninklijke Ahold NV	77,450	1,221,933
Koninklijke Boskalis Westminster NV	5,385	224,277
Koninklijke KPN NV (e)	80,388	167,587
Koninklijke KPN NV rights 5/14/13 (a)(e)	69,308	93,101
Koninklijke Philips Electronics NV	71,906	1,990,218
QIAGEN NV (a)	18,157	359,754
Randstad Holding NV	9,433	392,746
Reed Elsevier NV (e)	52,684	854,789
Royal DSM NV	11,437	736,982
STMicroelectronics NV	48,437	421,449
TNT Express NV	22,704	174,437
Unilever NV (Certificaten Van Aandelen) (Bearer)	122,832	5,234,035
Vopak NV	5,521	305,813
Wolters Kluwer NV (Certificaten Van Aandelen) (e)	22,619	500,440
Ziggo NV	8,699	311,779
TOTAL NETHERLANDS		24,551,655
New Zealand - 0.1%
Auckland International Airport Ltd.	67,964	180,592
Contact Energy Ltd.	32,799	148,440
Fletcher Building Ltd.	52,263	396,008
Sky City Entertainment Group Ltd.	46,250	176,809
Telecom Corp. of New Zealand Ltd.	137,841	307,782
TOTAL NEW ZEALAND		1,209,631
Norway - 0.5%
Aker Solutions ASA	11,668	162,885
DnB ASA (e)	72,726	1,188,663
Gjensidige Forsikring ASA (e)	15,419	248,405
Norsk Hydro ASA (e)	73,625	344,728
Orkla ASA (A Shares) (e)	58,630	527,685
StatoilHydro ASA	85,259	2,087,257
Telenor ASA	51,893	1,166,276
Yara International ASA	13,745	643,571
TOTAL NORWAY		6,369,470
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	13,941	279,099
Common Stocks - continued
	Shares	Value
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	129,000	$ 178,579
Aboitiz Power Corp.	123,700	112,059
Alliance Global Group, Inc.	285,600	164,389
Ayala Corp.	12,260	190,860
Ayala Land, Inc.	384,400	302,945
Bank of the Philippine Islands (BPI)	60,616	151,338
BDO Unibank, Inc.	114,083	254,072
DMCI Holdings, Inc.	61,800	85,627
Globe Telecom, Inc.	2,525	87,693
International Container Terminal Services, Inc.	57,840	129,236
Jollibee Food Corp.	29,990	93,594
Metropolitan Bank & Trust Co.	31,637	95,660
Philippine Long Distance Telephone Co.	3,025	223,492
PNOC Energy Development Corp.	507,100	80,175
San Miguel Corp.	34,130	100,297
SM Investments Corp.	16,030	445,764
SM Prime Holdings, Inc.	548,875	266,606
Universal Robina Corp.	63,200	182,501
TOTAL PHILIPPINES		3,144,887
Poland - 0.3%
Asseco Poland SA	5,094	69,095
Bank Handlowy w Warszawie SA	2,630	78,238
Bank Millennium SA (a)	29,139	44,541
Bank Polska Kasa Opieki SA	10,222	490,097
Bank Zachodni WBK SA	2,000	166,464
BRE Bank SA	1,149	125,669
Cyfrowy Polsat SA (a)	15,835	83,789
ENEA SA	5,600	23,039
Eurocash SA	4,762	85,750
Grupa Lotos SA (a)	4,883	58,676
Jastrzebska Spolka Weglowa SA	2,400	63,421
KGHM Polska Miedz SA (Bearer)	10,538	493,575
Polish Oil & Gas Co. (a)	146,533	247,634
Polska Grupa Energetyczna SA	57,785	300,094
Polski Koncern Naftowy Orlen SA (a)	25,660	397,911
Powszechna Kasa Oszczednosci Bank SA	65,639	683,426
Powszechny Zaklad Ubezpieczen SA	4,168	574,446
Synthos SA	38,228	56,982
Tauron Polska Energia SA	75,249	100,257
Common Stocks - continued
	Shares	Value
Poland - continued
Telekomunikacja Polska SA	49,882	$ 111,135
Zaklady Azotowe w Tarnowie-Moscicach SA	3,697	71,217
TOTAL POLAND		4,325,456
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	169,312	193,766
Energias de Portugal SA	142,095	488,415
Galp Energia SGPS SA Class B	20,186	323,527
Jeronimo Martins SGPS SA	17,209	409,867
Portugal Telecom SGPS SA (Reg.)	44,464	232,005
TOTAL PORTUGAL		1,647,580
Russia - 1.2%
Federal Grid Co. of Unified Energy System (a)	23,194,927	89,667
Gazprom OAO (a)	40,634	162,031
Gazprom OAO sponsored ADR (Reg. S)	385,630	3,059,974
Inter Rao Ues JSC (a)	140,047,000	57,951
LSR Group OJSC GDR (Reg. S)	16,681	72,562
Lukoil Oil Co. (a)	665	42,084
Lukoil Oil Co. sponsored ADR (United Kingdom)	38,383	2,433,482
Magnit OJSC GDR (Reg. S)	19,701	1,004,751
Mechel Steel Group OAO sponsored ADR (e)	11,819	48,222
Megafon OJSC GDR	7,100	219,106
Mobile TeleSystems OJSC sponsored ADR	39,956	827,089
Norilsk Nickel OJSC (a)	279	46,168
Norilsk Nickel OJSC ADR	32,217	493,564
NOVATEK OAO GDR (Reg. S)	7,028	711,234
Novolipetsk Steel OJSC GDR (Reg. S)	5,026	83,432
Rosneft Oil Co. OJSC (a)	1,806	12,431
Rosneft Oil Co. OJSC GDR (Reg. S)	91,979	628,676
Rostelecom sponsored ADR	14,175	316,103
RusHydro JSC (a)	144,700	2,580
RusHydro JSC sponsored ADR	88,053	151,451
Russian Grids OAO	1,383,333	58,738
Russian Grids OAO rights (a)	3,892,035	0
Sberbank (Savings Bank of the Russian Federation) (a)	280,115	890,883
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	134,771	1,733,155
Severstal JSC (a)	229	1,923
Severstal JSC GDR (Reg. S)	11,251	95,127
Sistema JSFC sponsored GDR	8,232	156,984
Surgutneftegaz JSC:
(Reg.) (a)	10,100	8,655
sponsored ADR	59,164	502,894
Common Stocks - continued
	Shares	Value
Russia - continued
Tatneft OAO sponsored ADR	18,257	$ 689,932
TMK OAO GDR (Reg. S)	3,722	47,046
Uralkali OJSC (a)	1,055	7,651
Uralkali OJSC GDR (Reg. S)	20,033	724,994
VTB Bank JSC	2,224,000	3,516
VTB Bank JSC:
rights (a)	44,695,439	447
sponsored GDR (Reg. S)	92,397	291,051
TOTAL RUSSIA		15,675,554
Singapore - 1.1%
Ascendas Real Estate Investment Trust	163,000	363,928
CapitaCommercial Trust (REIT)	154,000	213,802
CapitaLand Ltd.	190,000	576,926
CapitaMall Trust	185,000	348,461
CapitaMalls Asia Ltd.	100,000	170,496
City Developments Ltd.	39,000	356,532
ComfortDelgro Corp. Ltd.	140,000	225,623
DBS Group Holdings Ltd.	136,712	1,860,269
Global Logistic Properties Ltd.	161,000	360,770
Hutchison Port Holdings Trust	414,000	343,620
Jardine Cycle & Carriage Ltd.	8,000	316,311
K-REIT Asia	22,080	27,069
Keppel Corp. Ltd.	110,400	959,961
Keppel Ld Ltd.	54,000	177,998
Olam International Ltd.	112,363	152,803
Oversea-Chinese Banking Corp. Ltd.	192,404	1,694,880
SembCorp Industries Ltd.	77,000	311,951
SembCorp Marine Ltd.	66,000	230,949
Singapore Airlines Ltd.	43,000	387,513
Singapore Exchange Ltd.	61,000	370,447
Singapore Press Holdings Ltd.	123,000	445,384
Singapore Technologies Engineering Ltd.	122,000	435,820
Singapore Telecommunications Ltd.	607,000	1,936,762
StarHub Ltd.	42,000	161,289
United Overseas Bank Ltd.	95,856	1,661,546
UOL Group Ltd.	34,000	196,817
Wilmar International Ltd.	147,000	397,426
Yangzijiang Shipbuilding Holdings Ltd.	145,000	111,837
TOTAL SINGAPORE		14,797,190
Common Stocks - continued
	Shares	Value
South Africa - 1.6%
Absa Group Ltd.	22,097	$ 363,683
African Bank Investments Ltd.	51,793	164,438
African Rainbow Minerals Ltd.	7,351	144,898
Anglo Platinum Ltd. (a)	4,862	184,429
AngloGold Ashanti Ltd.	28,248	545,009
ArcelorMittal South Africa Ltd. (a)	10,621	27,211
Aspen Pharmacare Holdings Ltd.	22,421	486,973
Assore Ltd.	2,511	81,709
Aveng Ltd.	28,582	93,962
Barloworld Ltd.	16,267	170,402
Bidvest Group Ltd.	22,683	589,882
Discovery Ltd.	21,011	191,390
Exxaro Resources Ltd.	8,804	138,072
FirstRand Ltd.	237,972	826,875
Foschini Ltd.	17,066	218,710
Gold Fields Ltd.	55,350	414,989
Growthpoint Properties Ltd.	127,629	419,433
Harmony Gold Mining Co. Ltd.	28,131	142,215
Impala Platinum Holdings Ltd.	39,621	540,702
Imperial Holdings Ltd.	15,043	333,097
Investec Ltd.	17,280	123,955
Kumba Iron Ore Ltd.	6,494	342,506
Liberty Holdings Ltd.	7,302	97,241
Life Healthcare Group Holdings Ltd.	75,755	320,039
Massmart Holdings Ltd.	7,611	157,759
MMI Holdings Ltd.	76,185	194,421
Mr Price Group Ltd.	16,935	243,414
MTN Group Ltd.	129,282	2,330,779
Naspers Ltd. Class N	29,404	1,967,694
Nedbank Group Ltd.	16,044	340,851
Netcare Ltd.	62,628	142,376
Northam Platinum Ltd. (a)	18,023	66,862
Pick 'n Pay Stores Ltd.	15,224	72,103
Pretoria Portland Cement Co. Ltd.	42,110	153,968
Rand Merchant Insurance Holdings Ltd.	47,980	125,384
Redefine Properties Ltd. unit	199,208	239,756
Remgro Ltd.	34,060	686,893
Reunert Ltd.	13,057	113,480
RMB Holdings Ltd.	57,506	255,248
Sanlam Ltd.	131,862	675,805
Sappi Ltd. (a)	39,679	119,389
Sasol Ltd.	41,216	1,785,334
Common Stocks - continued
	Shares	Value
South Africa - continued
Shoprite Holdings Ltd.	33,380	$ 632,708
Spar Group Ltd.	12,320	162,692
Standard Bank Group Ltd.	92,454	1,154,967
Steinhoff International Holdings Ltd.	85,719	228,781
Tiger Brands Ltd.	12,122	377,040
Transportation Hex Group Ltd. (a)	136	50
Truworths International Ltd.	34,501	342,915
Vodacom Group Ltd.	29,764	348,969
Woolworths Holdings Ltd.	57,439	447,683
TOTAL SOUTH AFRICA		20,329,141
Spain - 2.0%
Abertis Infraestructuras SA	29,391	548,858
ACS Actividades de Construccion y Servicios SA	9,859	253,509
Amadeus IT Holding SA Class A	23,573	695,862
Banco Bilbao Vizcaya Argentaria SA	403,998	3,932,745
Banco Bilbao Vizcaya Argentaria SA	7,120	69,106
Banco de Sabadell SA (e)	210,206	437,116
Banco Popular Espanol SA	432,643	336,734
Banco Santander SA (Spain)	809,668	5,847,055
Bankia SA (a)(e)	651	3,429
Bankia SA rights 5/14/13 (a)	651	1,063
Cintra Concesiones de Infrastructuras de Transporte SA	30,459	504,020
Criteria CaixaCorp SA	82,677	306,066
Distribuidora Internacional de Alimentacion SA	46,087	357,489
Enagas SA	14,953	398,376
Gas Natural SDG SA	27,091	567,272
Grifols SA	10,882	436,667
Grupo Acciona SA	1,778	116,491
Iberdrola SA	355,181	1,913,121
Inditex SA	16,450	2,210,794
International Consolidated Airlines Group SA (a)	51,502	217,042
International Consolidated Airlines Group SA CDI (a)	12,980	54,842
MAPFRE SA (Reg.)	63,521	232,976
Red Electrica Corporacion SA	8,191	435,693
Repsol YPF SA	63,248	1,482,641
Telefonica SA	309,559	4,532,660
Zardoya Otis SA	11,039	154,246
TOTAL SPAIN		26,045,873
Common Stocks - continued
	Shares	Value
Sweden - 2.2%
Alfa Laval AB	24,849	$ 543,292
ASSA ABLOY AB (B Shares)	25,191	1,003,201
Atlas Copco AB:
(A Shares) (e)	49,357	1,299,219
(B Shares) (e)	31,538	747,933
Boliden AB	22,512	356,382
Electrolux AB (B Shares)	18,073	511,707
Elekta AB (B Shares)	27,522	423,167
Getinge AB (B Shares)	15,346	461,963
H&M Hennes & Mauritz AB (B Shares) (e)	72,578	2,567,815
Hexagon AB (B Shares)	17,625	503,373
Husqvarna AB (B Shares)	28,460	163,355
Industrivarden AB Series C	8,340	155,706
Investment AB Kinnevik	15,949	416,625
Investor AB (B Shares)	34,614	1,020,093
Lundin Petroleum AB (a)	16,843	403,335
Nordea Bank AB	199,124	2,385,721
Ratos AB (B Shares)	14,127	135,471
Sandvik AB (e)	77,593	1,099,655
Scania AB (B Shares)	23,636	502,913
Securitas AB (B Shares)	25,714	251,941
Skandinaviska Enskilda Banken AB (A Shares)	108,565	1,113,951
Skanska AB (B Shares)	28,956	492,351
SKF AB (B Shares) (e)	29,014	675,093
Svenska Cellulosa AB (SCA) (B Shares)	43,232	1,122,649
Svenska Handelsbanken AB (A Shares)	37,358	1,696,977
Swedbank AB (A Shares)	61,191	1,505,923
Swedish Match Co. AB (e)	15,501	537,664
Tele2 AB (B Shares)	24,649	422,540
Telefonaktiebolaget LM Ericsson (B Shares)	230,920	2,871,807
TeliaSonera AB	161,537	1,111,384
Volvo AB (B Shares)	114,480	1,584,443
TOTAL SWEDEN		28,087,649
Switzerland - 6.3%
ABB Ltd. (Reg.)	167,121	3,789,787
Actelion Ltd.	8,199	501,305
Adecco SA (Reg.)	9,986	534,097
Aryzta AG	6,797	421,797
Baloise Holdings AG	3,922	403,673
Banque Cantonale Vaudoise (Bearer)	217	120,076
Barry Callebaut AG	130	126,952
Common Stocks - continued
	Shares	Value
Switzerland - continued
Compagnie Financiere Richemont SA Series A	39,714	$ 3,207,702
Credit Suisse Group	96,684	2,685,016
Ems-Chemie Holding AG	596	172,268
Geberit AG (Reg.)	2,791	681,691
Givaudan SA	639	821,945
Holcim Ltd. (Reg.)	17,496	1,363,288
Julius Baer Group Ltd.	15,903	633,520
Kuehne & Nagel International AG	4,115	470,893
Lindt & Spruengli AG	8	355,991
Lindt & Spruengli AG (participation certificate)	62	240,052
Lonza Group AG	3,733	259,961
Nestle SA	244,097	17,407,131
Novartis AG	174,370	12,908,190
Pargesa Holding SA	1,909	133,043
Partners Group Holding AG	1,359	348,593
Roche Holding AG (participation certificate)	53,252	13,310,136
Schindler Holding AG:
(participation certificate)	3,840	575,711
(Reg.)	1,528	223,662
SGS SA (Reg.)	416	1,005,326
Sika AG (Bearer)	171	412,879
Sonova Holding AG Class B	3,689	401,513
Sulzer AG (Reg.)	1,960	334,326
Swatch Group AG (Bearer)	2,304	1,319,510
Swatch Group AG (Bearer) (Reg.)	3,411	342,641
Swiss Life Holding AG	2,297	363,152
Swiss Prime Site AG	4,241	347,791
Swiss Re Ltd.	26,824	2,133,399
Swisscom AG	1,700	800,452
Syngenta AG (Switzerland)	7,079	3,026,410
Transocean Ltd. (Switzerland) (a)	27,317	1,394,642
UBS AG	276,400	4,930,540
Zurich Insurance Group AG	11,205	3,128,434
TOTAL SWITZERLAND		81,637,495
Taiwan - 2.5%
Acer, Inc. (a)	230,013	186,023
Advanced Semiconductor Engineering, Inc.	465,639	406,437
Advantech Co. Ltd.	22,400	107,101
Asia Cement Corp.	170,209	216,152
ASUSTeK Computer, Inc.	52,422	610,612
AU Optronics Corp. (a)	541,000	255,182
Common Stocks - continued
	Shares	Value
Taiwan - continued
Capital Securities Corp.	99,040	$ 35,096
Catcher Technology Co. Ltd.	44,000	223,059
Cathay Financial Holding Co. Ltd.	554,564	746,565
Chang Hwa Commercial Bank	304,633	174,061
Cheng Shin Rubber Industry Co. Ltd.	141,316	478,721
Cheng Uei Precision Industries Co. Ltd.	31,270	62,349
Chicony Electronics Co. Ltd.	32,093	94,244
China Airlines Ltd. (a)	190,835	72,801
China Development Finance Holding Corp. (a)	1,024,819	283,571
China Life Insurance Co. Ltd.	130,437	132,472
China Motor Co. Ltd.	39,000	38,021
China Petrochemical Development Corp.	101,050	54,654
China Steel Corp.	916,235	807,803
Chinatrust Financial Holding Co. Ltd.	955,428	579,931
Chunghwa Picture Tubes, Ltd. (a)	551	36
Chunghwa Telecom Co. Ltd.	291,400	930,871
Clevo Co. Ltd.	47,544	91,251
Compal Electronics, Inc.	300,394	194,558
CTCI Corp.	45,000	90,031
Delta Electronics, Inc.	136,000	652,560
E Ink Holdings, Inc.	64,000	47,528
E.SUN Financial Holdings Co. Ltd.	273,840	165,288
Epistar Corp.	55,000	96,982
Eternal Chemical Co. Ltd.	37,260	32,156
EVA Airways Corp. (a)	127,100	70,898
Evergreen Marine Corp. (Taiwan) (a)	118,199	69,140
Far Eastern Department Stores Co. Ltd.	73,055	64,657
Far Eastern Textile Ltd.	209,591	225,653
Far EasTone Telecommunications Co. Ltd.	128,000	312,079
Farglory Land Development Co. Ltd.	26,000	49,549
Feng Hsin Iron & Steel Co.	34,000	61,105
First Financial Holding Co. Ltd.	572,664	352,453
Formosa Chemicals & Fibre Corp.	231,000	541,272
Formosa International Hotel Corp.	3,210	35,050
Formosa Petrochemical Corp.	79,000	215,114
Formosa Plastics Corp.	314,000	762,374
Formosa Taffeta Co. Ltd.	50,000	47,559
Foxconn Technology Co. Ltd.	51,300	135,513
Fubon Financial Holding Co. Ltd.	419,487	599,572
Giant Manufacturing Co. Ltd.	25,042	150,303
Hermes Microvision, Inc.	2,000	60,699
Highwealth Construction Corp.	24,000	53,632
Common Stocks - continued
	Shares	Value
Taiwan - continued
HIWIN Technologies Corp.	12,757	$ 89,978
Hon Hai Precision Industry Co. Ltd. (Foxconn)	767,477	1,983,104
Hotai Motor Co. Ltd.	21,000	187,640
HTC Corp.	54,057	551,752
Hua Nan Financial Holdings Co. Ltd.	347,118	201,868
Innolux Corp. (a)	493,170	308,545
Inventec Corp.	142,209	56,903
Kinsus Interconnect Technology Corp.	20,000	69,854
Largan Precision Co. Ltd.	7,000	191,319
Lee Chang Yung Chemical Industry Corp.	38,809	45,994
LITE-ON Technology Corp.	147,970	266,436
Macronix International Co. Ltd.	251,191	68,483
MediaTek, Inc.	88,007	1,074,348
Mega Financial Holding Co. Ltd.	618,551	477,180
Merida Industry Co. Ltd.	12,000	73,245
Nan Ya Plastics Corp.	370,000	737,742
Nankang Rubber Tire Co. Ltd.	43,164	51,009
Novatek Microelectronics Corp.	35,000	170,905
Oriental Union Chemical Corp.	35,000	38,632
Pegatron Corp. (a)	109,652	179,593
Phison Electronics Corp.	9,199	72,525
Pou Chen Corp.	157,240	185,553
Powertech Technology, Inc.	48,700	87,194
President Chain Store Corp.	44,000	271,550
Quanta Computer, Inc.	187,000	386,809
Radiant Opto-Electronics Corp.	30,750	125,127
Realtek Semiconductor Corp.	33,410	96,299
Richtek Technology Corp.	11,050	60,889
Ruentex Development Co. Ltd.	37,622	73,739
Ruentex Industries Ltd.	35,754	85,596
ScinoPharm Taiwan Ltd.	18,000	41,872
Shin Kong Financial Holding Co. Ltd. (a)	437,995	138,424
Siliconware Precision Industries Co. Ltd.	210,000	252,088
SIMPLO Technology Co. Ltd.	19,971	84,990
Sinopac Holdings Co.	517,737	258,956
Standard Foods Corp.	17,360	59,456
Synnex Technology International Corp.	98,496	166,665
Taishin Financial Holdings Co. Ltd.	448,724	194,767
Taiwan Business Bank	270,549	83,211
Taiwan Cement Corp.	247,110	328,474
Taiwan Cooperative Financial Holding Co. Ltd.	324,090	186,278
Taiwan Fertilizer Co. Ltd.	49,000	117,308
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Glass Industry Corp.	62,210	$ 63,286
Taiwan Mobile Co. Ltd.	126,400	460,766
Taiwan Semiconductor Manufacturing Co. Ltd.	1,871,000	6,949,269
TECO Electric & Machinery Co. Ltd.	127,000	119,507
Transcend Information, Inc.	23,000	79,552
Tripod Technology Corp.	28,880	65,614
TSRC Corp.	39,710	78,504
Tung Ho Steel Enterprise Corp.	52,000	50,783
U-Ming Marine Transport Corp.	42,000	65,514
Unified-President Enterprises Corp.	312,241	615,165
Unimicron Technology Corp.	78,000	82,258
United Microelectronics Corp.	975,000	373,907
Walsin Lihwa Corp. (a)	258,000	80,051
Wan Hai Lines Ltd. (a)	69,850	39,082
Wintek Corp. (a)	132,597	68,120
Wistron Corp.	150,304	152,649
WPG Holding Co. Ltd.	96,107	115,856
Yang Ming Marine Transport Corp. (a)	126,100	56,657
Yuanta Financial Holding Co. Ltd.	597,157	303,742
Yulon Motor Co. Ltd.	64,000	109,814
TOTAL TAIWAN		31,785,134
Thailand - 0.6%
Advanced Info Service PCL	3,000	27,598
Advanced Info Service PCL (For. Reg.)	86,200	792,981
Airports of Thailand PCL (For. Reg.)	30,000	147,700
Bangkok Bank PCL	42,300	327,158
Bangkok Bank PCL (For. Reg.)	64,800	501,179
Bangkok Dusit Medical Service PCL (For. Reg.)	20,000	115,162
Bank of Ayudhya PCL (For. Reg.)	167,300	186,681
Banpu PCL (For. Reg.)	7,000	81,329
BEC World PCL (For. Reg.)	72,100	164,589
C.P. ALL PCL (For. Reg.)	337,500	505,963
Central Pattana PCL (For. Reg.)	52,300	178,194
Charoen Pokphand Foods PCL	20,000	21,635
Charoen Pokphand Foods PCL (For. Reg.)	213,700	231,175
Glow Energy PCL (For. Reg.)	33,300	87,363
Indorama Ventures PCL (For. Reg.)	97,500	78,066
IRPC Public Co. Ltd. (For. Reg.)	717,500	100,230
Kasikornbank PCL	51,600	379,748
Kasikornbank PCL (For. Reg.)	87,400	643,216
Krung Thai Bank PCL (For. Reg.)	293,975	248,401
Common Stocks - continued
	Shares	Value
Thailand - continued
PTT Exploration and Production PCL (For. Reg.)	118,051	$ 619,416
PTT Global Chemical PCL (For. Reg.)	121,686	302,660
PTT PCL (For. Reg.)	63,400	704,204
Siam Cement PCL	10,600	178,412
Siam Cement PCL (For. Reg.)	22,900	385,438
Siam Commercial Bank PCL	6,800	43,094
Siam Commercial Bank PCL (For. Reg.)	129,100	818,147
Siam Makro PCL (For. Reg.)	6,700	172,123
Thai Oil PCL (For. Reg.)	61,000	137,172
TOTAL THAILAND		8,179,034
Turkey - 0.5%
Akbank T.A.S.	133,506	701,507
Anadolu Efes Biracilik Ve Malt Sanayii A/S	16,203	269,334
Arcelik A/S	18,237	141,908
Asya Katilim Bankasi A/S (a)	22,846	27,654
Bim Birlesik Magazalar A/S JSC	8,228	422,243
Coca-Cola Icecek A/S	5,062	141,180
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	51,404	88,027
Enka Insaat ve Sanayi A/S	29,062	89,808
Eregli Demir ve Celik Fabrikalari T.A.S.	69,981	80,023
Ford Otomotiv Sanayi A/S	5,405	75,072
Haci Omer Sabanci Holding A/S	60,641	377,156
Koc Holding A/S	47,801	289,299
Koza Altin Isletmeleri A/S	3,700	73,886
TAV Havalimanlari Holding A/S	11,204	79,058
Tofas Turk Otomobil Fabrikasi A/S	9,000	62,753
Tupras Turkiye Petrol Rafinelleri A/S	9,710	270,813
Turk Hava Yollari AO	39,108	162,736
Turk Sise ve Cam Fabrikalari A/S	34,310	58,180
Turk Telekomunikasyon A/S	35,968	170,536
Turkcell Iletisim Hizmet A/S (a)	61,620	383,681
Turkiye Garanti Bankasi A/S	176,536	974,875
Turkiye Halk Bankasi A/S	47,372	516,593
Turkiye Is Bankasi A/S Series C	118,315	456,695
Turkiye Vakiflar Bankasi TAO	61,798	220,615
Yapi ve Kredi Bankasi A/S	58,263	180,696
TOTAL TURKEY		6,314,328
United Kingdom - 14.5%
3I Group PLC	76,192	388,907
Aberdeen Asset Management PLC	65,586	457,127
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Admiral Group PLC	15,707	$ 312,544
Aggreko PLC	20,107	556,576
AMEC PLC	22,212	349,515
Anglo American PLC (United Kingdom)	104,687	2,544,933
Antofagasta PLC	29,829	415,856
ARM Holdings PLC	104,516	1,625,632
Associated British Foods PLC	26,340	791,710
AstraZeneca PLC (United Kingdom)	94,261	4,894,127
Aviva PLC	221,976	1,053,835
Babcock International Group PLC	26,539	441,101
BAE Systems PLC	248,563	1,449,826
Balfour Beatty PLC	57,444	192,649
Barclays PLC	882,571	3,938,454
BG Group PLC	258,016	4,346,558
BHP Billiton PLC	161,048	4,530,730
BP PLC	1,443,865	10,462,456
British American Tobacco PLC (United Kingdom)	146,181	8,103,582
British Land Co. PLC	70,586	651,838
British Sky Broadcasting Group PLC	81,036	1,062,404
BT Group PLC	599,301	2,576,772
Bunzl PLC	24,961	495,909
Burberry Group PLC	32,536	675,212
Capita Group PLC	48,313	677,299
Capital Shopping Centres Group PLC	51,756	275,514
Carnival PLC	13,646	492,675
Centrica PLC	394,035	2,270,796
Cobham PLC	86,105	335,047
Compass Group PLC	138,607	1,823,635
Croda International PLC	10,213	393,119
Diageo PLC	189,616	5,790,417
Eurasian Natural Resources Corp. PLC	18,549	79,063
Evraz PLC	24,241	58,365
Fresnillo PLC	14,386	257,432
G4S PLC (United Kingdom)	109,020	529,715
GKN PLC	122,428	522,597
GlaxoSmithKline PLC	371,675	9,589,771
Hammerson PLC	55,491	447,793
Hargreaves Lansdown PLC	17,000	258,656
HSBC Holdings PLC (United Kingdom)	1,392,407	15,249,628
ICAP PLC	39,618	177,114
IMI PLC	24,982	480,804
Imperial Tobacco Group PLC	75,302	2,690,318
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Inmarsat PLC	34,996	$ 392,758
InterContinental Hotel Group PLC	19,774	584,245
Intertek Group PLC	11,917	612,353
Invensys PLC	59,094	353,130
Investec PLC	44,208	312,451
ITV PLC	274,380	536,596
J Sainsbury PLC	91,393	541,030
Johnson Matthey PLC	15,694	590,929
Kazakhmys PLC	14,501	78,005
Kingfisher PLC	179,158	871,342
Land Securities Group PLC	58,377	792,089
Legal & General Group PLC	441,466	1,162,348
Lloyds Banking Group PLC (a)	3,207,062	2,724,378
London Stock Exchange Group PLC	12,431	258,943
Marks & Spencer Group PLC	124,719	791,590
Meggitt PLC	60,008	436,798
Melrose PLC	162,537	616,296
National Grid PLC	275,507	3,511,946
Next PLC	11,942	808,599
Old Mutual PLC	368,105	1,172,182
Pearson PLC	61,402	1,116,756
Prudential PLC	193,894	3,333,925
Reckitt Benckiser Group PLC	48,795	3,559,367
Reed Elsevier PLC	91,505	1,068,887
Rexam PLC	58,948	472,943
Rio Tinto PLC	102,002	4,683,942
Rolls-Royce Group PLC	140,721	2,470,055
Royal & Sun Alliance Insurance Group PLC	272,169	470,547
Royal Bank of Scotland Group PLC (a)	163,011	777,861
Royal Dutch Shell PLC:
Class A (Netherlands)	90,400	3,074,682
Class A (United Kingdom)	193,068	6,573,054
Class B (United Kingdom)	198,467	6,961,714
SABMiller PLC	72,317	3,896,291
Sage Group PLC	96,100	503,810
Schroders PLC	8,896	322,664
Scottish & Southern Energy PLC	73,144	1,769,036
Segro PLC	51,713	213,995
Serco Group PLC	36,734	352,921
Severn Trent PLC	17,537	496,060
Smith & Nephew PLC	66,070	756,278
Smiths Group PLC	30,740	596,875
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	182,720	$ 4,589,501
Standard Life PLC	178,571	1,037,968
Tate & Lyle PLC	35,139	460,955
Tesco PLC	609,368	3,465,836
The Weir Group PLC	15,794	540,721
TUI Travel PLC	29,613	144,576
Tullow Oil PLC	69,834	1,085,851
Unilever PLC	96,998	4,202,607
United Utilities Group PLC	50,956	586,124
Vedanta Resources PLC	7,779	146,090
Vodafone Group PLC	3,720,172	11,351,350
Whitbread PLC	13,186	523,327
WM Morrison Supermarkets PLC	167,617	760,535
Xstrata PLC	158,313	2,369,396
TOTAL UNITED KINGDOM		186,602,519
United States of America - 0.0%
Southern Copper Corp.	12,726	424,158
TOTAL COMMON STOCKS (Cost $1,135,825,866)		1,265,278,217
Nonconvertible Preferred Stocks - 1.9%

Brazil - 1.1%
AES Tiete SA (PN) (non-vtg.)	7,300	73,994
Banco Bradesco SA (PN)	117,679	1,934,506
Banco do Estado Rio Grande do Sul SA	12,800	107,736
Bradespar Sa (PN)	17,300	219,714
Braskem SA (PN-A)	9,200	80,010
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	10,900	56,550
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	7,501	412,025
Companhia de Bebidas das Americas (AmBev) (PN)	43,806	1,833,908
Companhia Energetica de Minas Gerais (CEMIG) (PN)	27,875	355,134
Companhia Energetica de Sao Paulo Series A	10,800	114,167
Companhia Paranaense de Energia-Copel (PN-B)	6,600	117,139
Eletropaulo Metropolitana SA (PN-B)	8,100	33,279
Gerdau SA (PN)	47,750	373,504
Itau Unibanco Holding SA	127,900	2,145,358
Itausa-Investimentos Itau SA (PN)	192,298	952,479
Klabin SA (PN) (non-vtg.)	32,000	213,680
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Lojas Americanas SA (PN)	31,625	$ 275,983
Marcopolo SA (PN)	13,000	86,483
Metalurgica Gerdau SA (PN)	23,600	234,850
Oi SA (PN)	49,303	120,747
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	238,040	2,374,749
Telefonica Brasil SA	16,040	425,943
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	19,300	95,596
Vale SA (PN-A)	114,600	1,863,270
TOTAL BRAZIL		14,500,804
Chile - 0.0%
Embotelladora Andina SA Class B	16,000	108,716
Sociedad Quimica y Minera de Chile SA (PN-B)	7,028	347,930
TOTAL CHILE		456,646
Colombia - 0.1%
Banco Davivienda SA	5,822	77,900
BanColombia SA (PN)	27,203	445,662
Grupo Aval Acciones Y Val SA	108,033	75,768
Grupo de Inversiones Suramerica	4,706	99,066
Inversiones Argos SA	9,012	99,448
TOTAL COLOMBIA		797,844
France - 0.1%
Air Liquide SA	3,733	472,543
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	4,210	292,631
Henkel AG & Co. KGaA	13,428	1,266,175
Porsche Automobil Holding SE (Germany)	11,615	909,981
ProSiebenSat.1 Media AG	7,775	297,758
RWE AG (non-vtg.)	3,046	103,595
Volkswagen AG (e)	11,052	2,240,004
TOTAL GERMANY		5,110,144
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares) (e)	416,118	289,003
Korea (South) - 0.1%
Hyundai Motor Co.	2,156	153,244
Hyundai Motor Co. Series 2	3,391	255,492
Nonconvertible Preferred Stocks - continued
	Shares	Value
Korea (South) - continued
LG Chemical Ltd.	624	$ 54,492
Samsung Electronics Co. Ltd.	1,469	1,161,481
TOTAL KOREA (SOUTH)		1,624,709
Russia - 0.1%
AK Transneft OAO	108	216,373
Sberbank (Savings Bank of the Russian Federation)	74,675	172,979
Surgutneftegaz JSC	472,517	331,385
TOTAL RUSSIA		720,737
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	16,745,799	26,012
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $23,537,576)		23,998,442
Nonconvertible Bonds - 0.0%
	Principal Amount (d)
India - 0.0%
Dr. Reddy's Laboratories Ltd. 9.25% 3/24/14 (g) (Cost $253)	$ 11,184	1,062
U.S. Government and Government Agency Obligations - 0.2%

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.12% 6/27/13 to 8/15/13 (Cost $2,199,446)	2,200,000	2,199,772
Money Market Funds - 7.8%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	21,697,822	$ 21,697,822
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	78,801,326	78,801,326
TOTAL MONEY MARKET FUNDS (Cost $100,499,148)		100,499,148
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $1,262,062,289)		1,391,976,641
NET OTHER ASSETS (LIABILITIES) - (8.1)%		(104,191,076)
NET ASSETS - 100%		$ 1,287,785,565
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,022 or 0.0% of net assets.

(g) Principal amount shown represents units.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,854
Fidelity Securities Lending Cash Central Fund	422,413
Total	$ 445,267
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 126,084,322	$ 80,010,180	$ 46,074,142	$ -
Consumer Staples	139,668,789	79,279,740	60,389,049	-
Energy	121,669,668	68,950,532	52,719,136	-
Financials	347,231,624	246,195,488	101,035,689	447
Health Care	99,914,439	38,217,791	61,696,648	-
Industrials	135,830,799	85,681,546	50,149,253	-
Information Technology	81,945,783	37,545,161	44,400,622	-
Materials	119,606,838	80,956,545	38,650,293	-
Telecommunication Services	71,255,643	32,358,999	38,896,644	-
Utilities	46,068,754	35,640,592	10,428,162	-
Corporate Bonds	1,062	-	1,062	-
U.S. Government and Government Agency Obligations	2,199,772	-	2,199,772	-
Money Market Funds	100,499,148	100,499,148	-	-
Total Investments in Securities:	$ 1,391,976,641	$ 885,335,722	$ 506,640,472	$ 447

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 121,624,938
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $74,928,699) - See accompanying schedule: Unaffiliated issuers (cost $1,161,563,141)	$ 1,291,477,493
Fidelity Central Funds (cost $100,499,148)	100,499,148
Total Investments (cost $1,262,062,289)		$ 1,391,976,641
Foreign currency held at value (cost $11,106,404)		11,122,745
Receivable for investments sold		213,055
Dividends receivable		5,220,550
Interest receivable		2
Distributions receivable from Fidelity Central Funds		202,636
Receivable for daily variation margin on futures contracts		112,410
Other receivables		1,159
Total assets		1,408,849,198

Liabilities
Payable to custodian bank	$ 767
Payable for investments purchased	13,836,495
Payable for fund shares redeemed	28,097,611
Accrued management fee	211,223
Other payables and accrued expenses	116,211
Collateral on securities loaned, at value	78,801,326
Total liabilities		121,063,633

Net Assets		$ 1,287,785,565
Net Assets consist of:
Paid in capital		$ 1,153,332,670
Undistributed net investment income		12,231,323
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,494,795)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		129,716,367
Net Assets, for 111,074,500 shares outstanding		$ 1,287,785,565
Net Asset Value, offering price and redemption price per share ($1,287,785,565 ÷ 111,074,500 shares)		$ 11.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 18,026,464
Interest		2,095
Income from Fidelity Central Funds		445,267
Income before foreign taxes withheld		18,473,826
Less foreign taxes withheld		(1,465,668)
Total income		17,008,158

Expenses
Management fee	$ 1,173,127
Independent trustees' compensation	2,090
Miscellaneous	1,476
Total expenses before reductions	1,176,693
Expense reductions	(5)	1,176,688
Net investment income (loss)		15,831,470
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,739,201)
Foreign currency transactions	(198,993)
Futures contracts	3,127,941
Total net realized gain (loss)		1,189,747
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $17,273)	122,729,759
Assets and liabilities in foreign currencies	(47,712)
Futures contracts	55,329
Total change in net unrealized appreciation (depreciation)		122,737,376
Net gain (loss)		123,927,123
Net increase (decrease) in net assets resulting from operations		$ 139,758,593

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,831,470	$ 23,352,445
Net realized gain (loss)	1,189,747	(2,697,529)
Change in net unrealized appreciation (depreciation)	122,737,376	36,000,261
Net increase (decrease) in net assets resulting from operations	139,758,593	56,655,177
Distributions to shareholders from net investment income	(24,958,322)	(10,700,271)
Distributions to shareholders from net realized gain	(1,833,673)	-
Total distributions	(26,791,995)	(10,700,271)
Share transactions Proceeds from sales of shares	217,988,273	606,880,924
Reinvestment of distributions	26,791,995	10,700,271
Cost of shares redeemed	(97,691,825)	(119,469,748)
Net increase (decrease) in net assets resulting from share transactions	147,088,443	498,111,447
Total increase (decrease) in net assets	260,055,041	544,066,353

Net Assets
Beginning of period	1,027,730,524	483,664,171
End of period (including undistributed net investment income of $12,231,323 and undistributed net investment income of $21,358,175, respectively)	$ 1,287,785,565	$ 1,027,730,524
Other Information Shares
Sold	19,884,064	60,748,637
Issued in reinvestment of distributions	2,532,325	1,104,259
Redeemed	(8,779,342)	(11,655,821)
Net increase (decrease)	13,637,047	50,197,075

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.24	$ 11.05	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.31	.31	.23	.01
Net realized and unrealized gain (loss)	1.15	.19	(.96)	1.09	(.25)
Total from investment operations	1.30	.50	(.65)	1.32	(.24)
Distributions from net investment income	(.25)	(.19)	(.11)	(.03)	-
Distributions from net realized gain	(.02)	-	(.05)	-	-
Total distributions	(.26) I	(.19)	(.16)	(.03)	-
Net asset value, end of period	$ 11.59	$ 10.55	$ 10.24	$ 11.05	$ 9.76
Total Return B, C	12.59%	5.08%	(6.00)%	13.55%	(2.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	.20% A	.20%	.24%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.24%	.25%	.25% A
Expenses net of all reductions	.20% A	.20%	.24%	.18%	.25% A
Net investment income (loss)	2.70% A	3.09%	2.81%	2.27%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,287,786	$ 1,027,731	$ 483,664	$ 182,037	$ 19,817
Portfolio turnover rate F	1% A	1%	17%	8%	-% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 29, 2009 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.018 per share.

J Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, certain foreign taxes, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 213,181,301
Gross unrealized depreciation	(83,273,115)
Net unrealized appreciation (depreciation) on securities and other investments	$ 129,908,186

Tax cost	$ 1,262,068,455

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (2,685,793)
No expiration
Short-term	(2,059,041)
Long-term	(1,884,948)
Total no expiration	(3,943,989)
Total capital loss carryforward	$ (6,629,782)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $3,127,941 and a change in net unrealized appreciation (depreciation) of $55,329 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $167,063,632 and $7,989,403, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,476 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $422,413.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $5.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or and FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SGX-SANN-0613
1.899282.103

Spartan® Emerging Markets Index Fund
Spartan Global ex U.S.

Index Fund
Investor Class

Fidelity Advantage® Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Emerging Markets Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan® Global ex U.S. Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Spartan Emerging Markets Index Fund
Investor Class	.32%
Actual		$ 1,000.00	$ 1,055.10	$ 1.63
HypotheticalA		$ 1,000.00	$ 1,023.21	$ 1.61
Fidelity Advantage Class	.20%
Actual		$ 1,000.00	$ 1,056.60	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,056.40	$ .71
HypotheticalA		$ 1,000.00	$ 1,024.10	$ .70
Fidelity Advantage Institutional Class	.11%
Actual		$ 1,000.00	$ 1,056.80	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.25	$ .55
Spartan Global ex U.S. Index Fund
Investor Class	.23%
Actual		$ 1,000.00	$ 1,125.70	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.65	$ 1.15
Fidelity Advantage Class	.18%
Actual		$ 1,000.00	$ 1,126.60	$ .95
HypotheticalA		$ 1,000.00	$ 1,023.90	$ .90
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,126.20	$ .69
HypotheticalA		$ 1,000.00	$ 1,024.15	$ .65
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,126.50	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Semiannual Report

Spartan Emerging Markets Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.5	2.3
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.7	1.6
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.7	1.9
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.5	1.2
Gazprom OAO sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	1.3	1.2
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.2	1.6
America Movil S.A.B. de CV Series L (Mexico, Wireless Telecommunication Services)	1.1	1.4
Itau Unibanco Holding SA (Brazil, Commercial Banks)	1.1	1.0
Lukoil Oil Co. sponsored ADR (United Kingdom) (Russia, Oil, Gas & Consumable Fuels)	1.1	1.1
Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.0	1.0
	14.2
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.6	25.5
Energy	13.5	13.5
Materials	9.5	10.7
Information Technology	9.5	7.1
Consumer Staples	9.5	8.6
Telecommunication Services	8.6	9.2
Consumer Discretionary	5.5	5.1
Industrials	5.0	4.7
Utilities	3.8	2.8
Health Care	1.5	1.1
Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Brazil 14.7%
Taiwan 11.9%
China 11.8%
India 8.6%
South Africa 8.4%
Russia 6.3%
Mexico 5.7%
Malaysia 4.4%
Hong Kong 4.2%
Other 24.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Brazil 15.3%
Taiwan 11.8%
China 11.6%
South Africa 9.8%
India 8.9%
Russia 6.4%
Mexico 5.9%
Malaysia 4.8%
Hong Kong 4.7%
Other 20.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan Emerging Markets Index Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.7%
	Shares	Value
Bermuda - 0.9%
Brilliance China Automotive Holdings Ltd. (a)	148,000	$ 181,182
China Foods Ltd.	52,000	26,536
China Gas Holdings Ltd.	156,000	153,786
China Resources Gas Group Ltd.	36,000	100,900
China Yurun Food Group Ltd. (a)	70,000	41,674
CITIC Resources Holdings Ltd. (a)	112,000	14,144
Cosco Pacific Ltd.	86,567	114,677
Credicorp Ltd.	1,133	169,384
Credicorp Ltd. (NY Shares)	1,880	283,109
GOME Electrical Appliances Holdings Ltd. (a)	615,000	61,816
Haier Electronics Group Co. Ltd.	40,000	71,442
Hopson Development Holdings Ltd. (a)	32,000	53,360
Kunlun Energy Co. Ltd.	164,000	320,808
Nine Dragons Paper (Holdings) Ltd.	86,000	74,584
Shenzhen International Holdings Ltd.	642,500	83,623
Sinofert Holdings Ltd.	98,000	21,216
TOTAL BERMUDA		1,772,241
Brazil - 7.9%
AES Tiete SA	3,800	35,004
All America Latina Logistica SA	22,800	115,211
Banco Bradesco SA	47,980	821,110
Banco do Brasil SA	63,300	797,281
Banco Santander SA (Brasil) unit	51,100	375,700
BM&F Bovespa SA	104,700	726,869
BR Malls Participacoes SA	22,800	268,939
BR Properties SA	10,200	113,076
Brasil Foods SA	48,400	1,200,838
BTG Pactual Participations Ltd. unit	5,300	87,338
CCR SA	48,000	469,744
Centrais Eletricas Brasileiras SA (Electrobras)	12,100	32,658
Cetip SA - Mercados Organizado	12,403	146,425
Cia.Hering SA	8,000	162,659
Cielo SA	20,064	529,190
Companhia Brasileira de Distribuicao Grupo Pao de Acucar rights (a)	9	27
Companhia de Bebidas das Americas (AmBev)	15,300	627,600
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	18,300	257,933
Companhia Energetica de Minas Gerais (CEMIG)	3,350	42,027
Companhia Siderurgica Nacional SA (CSN)	38,400	152,583
Cosan SA Industria e Comercio	5,700	134,470
CPFL Energia SA	15,100	161,660
Common Stocks - continued
	Shares	Value
Brazil - continued
Cyrela Brazil Realty SA	16,500	$ 148,774
Drogasil SA	13,000	139,763
Duratex SA	16,170	121,472
Ecorodovias Infraestrutura e Logistica SA	7,800	67,523
Embraer SA	39,100	341,020
Energias do Brasil SA	12,200	74,392
Fibria Celulose SA (a)	11,600	123,552
Gerdau SA	8,000	54,779
Guararapes Confeccoes SA	500	26,040
Hypermarcas SA	24,200	193,165
Itau Unibanco Holding SA	14,000	237,211
JBS SA	45,300	142,868
Light SA	3,800	37,986
Localiza Rent A Car SA	7,800	138,554
Lojas Americanas SA	8,546	68,428
Lojas Renner SA	7,000	265,725
M. Dias Branco SA	2,300	102,863
MMX Mineracao e Metalicos SA (a)	18,000	20,962
MPX Mineracao e Energia SA (a)	8,100	34,615
MRV Engenharia e Participacoes SA	18,800	80,904
Multiplan Empreendimentos Imobiliarios SA	4,300	122,740
Multiplus SA	2,400	39,561
Natura Cosmeticos SA	9,000	225,410
Obrascon Huarte Lain Brasil SA	6,700	74,175
OGX Petroleo e Gas Participacoes SA (a)	66,900	67,544
Oi SA	13,300	38,755
PDG Realty SA Empreendimentos e Participacoes	70,800	79,974
Petroleo Brasileiro SA - Petrobras (ON)	206,700	1,977,377
Porto Seguro SA	6,100	75,673
Souza Cruz SA	23,000	353,263
Sul America SA unit	7,928	59,240
TIM Participacoes SA	50,000	208,922
Totvs SA	5,200	97,775
Tractebel Energia SA	13,500	240,142
Ultrapar Participacoes SA	20,500	545,608
Usinas Siderurgicas de Minas Gerais SA - Usiminas	9,400	47,264
Vale SA	75,700	1,292,093
Weg SA	12,000	158,820
TOTAL BRAZIL		15,383,274
Cayman Islands - 2.7%
Agile Property Holdings Ltd.	64,000	82,803
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Anta Sports Products Ltd.	48,000	$ 40,205
Belle International Holdings Ltd.	285,000	464,952
Bosideng International Holdings Ltd.	146,000	38,381
China Dongxiang Group Co. Ltd.	143,000	24,509
China Resources Cement Holdings Ltd.	118,000	67,970
China Resources Land Ltd.	102,000	308,886
China State Construction International Holdings Ltd.	82,000	119,405
China Zhongwang Holdings Ltd. (a)	72,000	24,030
Country Garden Holdings Co. Ltd.	193,000	109,431
ENN Energy Holdings Ltd.	40,000	231,439
Evergrande Real Estate Group Ltd.	266,000	108,660
GCL-Poly Energy Holdings Ltd.	419,000	84,770
Geely Automobile Holdings Ltd.	240,000	120,616
Golden Eagle Retail Group Ltd. (H Shares)	31,000	54,569
Greentown China Holdings Ltd.	41,000	79,674
Hengan International Group Co. Ltd.	41,000	423,729
Kingboard Chemical Holdings Ltd.	30,000	81,571
Kingboard Laminates Holdings Ltd.	48,500	21,750
KWG Property Holding Ltd.	58,500	40,406
Lee & Man Paper Manufacturing Ltd.	75,000	55,766
Li Ning Co. Ltd. (a)	37,500	20,683
Longfor Properties Co. Ltd.	58,000	96,864
MStar Semiconductor, Inc.	15,000	128,179
Renhe Commercial Holdings Co. Ltd. (a)	566,000	35,739
Sany Heavy Equipment International Holdings Co. Ltd.	47,000	18,836
Shenzhou International Group Holdings Ltd.	21,000	60,888
Shimao Property Holdings Ltd.	74,500	160,518
SOHO China Ltd.	81,000	69,934
Tencent Holdings Ltd.	51,100	1,752,907
TPK Holding Co. Ltd.	14,775	300,109
Zhongsheng Group Holdings Ltd. Class H	30,000	41,674
TOTAL CAYMAN ISLANDS		5,269,853
Chile - 2.0%
AES Gener SA	112,698	81,840
Aguas Andinas SA	143,129	113,968
Banco de Chile	1,888,429	294,522
Banco de Chile (a)	77,321	11,591
Banco de Credito e Inversiones	2,148	154,162
Banco Santander Chile	3,811,757	254,549
CAP SA	4,013	126,538
Cencosud SA	65,922	372,282
Common Stocks - continued
	Shares	Value
Chile - continued
Colbun SA	383,125	$ 117,960
Compania Cervecerias Unidas SA	6,404	110,824
Compania de Petroleos de Chile SA (COPEC)	21,491	308,025
CorpBanca SA	7,595,135	104,021
Empresa Nacional de Electricidad SA	195,783	347,126
Empresa Nacional de Electricidad SA sponsored ADR	203	10,822
Empresa Nacional de Telecomunicaciones SA (ENTEL)	5,279	101,780
Empresas CMPC SA	80,609	297,823
Enersis SA	1,089,772	410,733
Enersis SA sponsored ADR	300	5,664
LATAM Airlines Group SA	15,402	318,208
LATAM Airlines Group SA sponsored ADR	189	3,912
SACI Falabella	25,516	291,759
Sociedad Matriz Banco de Chile Class B	286,350	113,093
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	168	8,314
TOTAL CHILE		3,959,516
China - 11.8%
Agricultural Bank of China Ltd. (H Shares)	1,287,000	615,294
Air China Ltd. (H Shares)	124,000	100,349
Aluminum Corp. of China Ltd. (H Shares) (a)	214,000	81,689
Angang Steel Co. Ltd. (H Shares) (a)	50,000	29,445
Anhui Conch Cement Co. Ltd. (H Shares)	67,500	244,422
Anhui Expressway Co. Ltd. (H Shares)	20,000	11,082
Anhui Gujing Distillery Co. Ltd. (B Shares)	5,800	13,655
Bank Communications Co. Ltd. (H Shares)	434,000	345,068
Bank of China Ltd. (H Shares)	4,257,000	1,991,316
BBMG Corp. (H Shares)	54,500	43,754
Beijing Capital International Airport Co. Ltd. (H Shares)	80,000	55,463
Beijing North Star Co. Ltd. (H Shares)	26,000	6,466
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	5,741
BOE Technology Group Co. Ltd. (B Shares) (a)	66,300	15,806
BYD Co. Ltd. (H Shares) (a)	30,500	108,870
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	77,200	77,298
China BlueChemical Ltd. (H Shares)	110,000	67,048
China CITIC Bank Corp. Ltd. (H Shares)	410,000	230,885
China Coal Energy Co. Ltd. (H Shares)	224,000	172,327
China Communications Construction Co. Ltd. (H Shares)	238,000	227,874
China Communications Services Corp. Ltd. (H Shares)	136,000	99,544
China Construction Bank Corp. (H Shares)	4,010,000	3,358,827
China Cosco Holdings Co. Ltd. (H Shares) (a)	147,000	62,133
Common Stocks - continued
	Shares	Value
China - continued
China Eastern Airlines Corp. Ltd. (H Shares) (a)	82,000	$ 32,863
China International Marine Containers (Group) Ltd. (H Shares) (a)	28,900	46,180
China Life Insurance Co. Ltd. (H Shares)	415,000	1,147,883
China Longyuan Power Grid Corp. Ltd. (H Shares)	127,000	116,360
China Merchants Bank Co. Ltd. (H Shares)	220,000	468,909
China Merchants Property Development Co. Ltd. (B Shares)	6,900	21,340
China Minsheng Banking Corp. Ltd. (H Shares)	300,500	386,073
China Molybdenum Co. Ltd. (H Shares)	61,000	23,582
China National Building Materials Co. Ltd. (H Shares)	156,000	184,141
China National Materials Co. Ltd. (H Shares)	68,000	16,824
China Oilfield Services Ltd. (H Shares)	88,000	173,502
China Pacific Insurance Group Co. Ltd. (H Shares)	120,400	432,873
China Petroleum & Chemical Corp. (H Shares)	1,094,000	1,207,300
China Railway Construction Corp. Ltd. (H Shares)	108,500	109,477
China Railway Group Ltd. (H Shares)	222,000	117,005
China Shenhua Energy Co. Ltd. (H Shares)	191,500	677,393
China Shipping Container Lines Co. Ltd. (H Shares) (a)	236,000	56,262
China Shipping Development Co. Ltd. (H Shares)	60,000	25,747
China Southern Airlines Ltd. (H Shares)	98,000	51,525
China Telecom Corp. Ltd. (H Shares)	910,000	466,245
China Vanke Co. Ltd. (B Shares)	70,500	142,814
Chongqing Changan Automobile Co. Ltd. (B Shares)	42,700	54,915
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	153,000	83,202
CITIC Securities Co. Ltd. (H Shares)	47,000	106,596
CSG Holding Co. Ltd. (B Shares)	43,200	30,952
CSR Corp. Ltd. (H Shares)	93,000	61,240
Datang International Power Generation Co. Ltd. (H Shares)	188,000	82,854
Dazhong Transport Group Co. Ltd. (B Shares)	31,700	19,496
Dongfang Electric Corp. Ltd. (H Shares)	16,200	22,755
Dongfeng Motor Group Co. Ltd. (H Shares)	158,000	235,367
Double Coin Holdings Ltd. (B Shares)	19,000	14,402
Foshan Electrical and Lighting Co. Ltd. (B Shares)	7,300	5,183
Great Wall Motor Co. Ltd. (H Shares)	56,000	242,830
Guangdong Electric Power Development Co. Ltd.	33,400	21,649
Guangshen Railway Co. Ltd. (H Shares)	86,000	43,332
Guangzhou Automobile Group Co. Ltd. (H Shares)	116,000	95,668
Guangzhou Pharmaceutical Ltd. (H Shares)	10,000	32,731
Guangzhou R&F Properties Co. Ltd. (H Shares)	52,000	94,081
Guangzhou Shipyard International Ltd. (H Shares) (a)	8,000	7,082
Haitong Securities Co. Ltd. (H Shares) (a)	74,000	107,756
Harbin Power Equipment Co. Ltd. (H Shares)	44,000	33,736
Common Stocks - continued
	Shares	Value
China - continued
Huadian Energy Co. Ltd. (B Shares) (a)	19,200	$ 5,395
Huadian Power International Corp. Ltd. (H Shares) (a)	66,000	36,231
Huaneng Power International, Inc. (H Shares)	184,000	213,194
Industrial & Commercial Bank of China Ltd. (H Shares)	4,007,000	2,819,304
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	21,400	20,266
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	35,281	183,814
Jiangling Motors Corp. Ltd. (B Shares)	3,500	8,926
Jiangsu Expressway Co. Ltd. (H Shares)	64,000	70,102
Jiangxi Copper Co. Ltd. (H Shares)	73,000	141,482
Jinzhou Port Co. Ltd. (B Shares) (a)	11,000	4,136
Lianhua Supermarket Holdings Ltd. (H Shares)	21,000	12,746
Maanshan Iron & Steel Ltd. (H Shares) (a)	84,000	20,675
Metallurgical Corp. China Ltd. (H Shares) (a)	137,000	27,894
New China Life Insurance Co. Ltd. (H Shares)	22,300	82,905
People's Insurance Co. of China Group	197,000	103,068
PetroChina Co. Ltd. (H Shares)	1,176,000	1,498,964
PICC Property & Casualty Co. Ltd. (H Shares)	142,008	182,264
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	106,500	843,337
Shandong Chenming Paper Holdings Ltd.:
(B Shares)	34,500	16,005
(H Shares)	11,500	4,461
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	96,000	92,163
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	12,600	6,287
Shanghai Electric Group Co. Ltd. (H Shares)	168,000	58,885
Shanghai Friendship Group, Inc. (B Shares)	13,200	15,206
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	36,400	17,508
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	9,000	13,545
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	40	32
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	8,600	8,170
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	26,100	35,861
Shanghai Pharma Holding Co. Ltd. (H Shares)	34,100	70,220
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	7,100	7,114
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	7,417	7,795
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	86,700	31,125
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	4,800	8,282
Shenzhen Expressway Co. (H Shares)	52,000	21,376
Sichuan Expressway Co. Ltd. (H Shares)	64,000	19,628
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	110,000	37,847
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares)	68,000	15,160
Common Stocks - continued
	Shares	Value
China - continued
Sinopharm Group Co. Ltd. (H Shares)	38,000	$ 112,872
Sinotrans Ltd. (H Shares)	61,000	13,049
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	14,000	4,943
Travelsky Technology Ltd. (H Shares)	56,000	35,577
Tsingtao Brewery Co. Ltd. (H Shares)	24,000	160,976
Weichai Power Co. Ltd. (H Shares)	25,800	89,933
Weifu High-Technology Co. Ltd. (B Shares)	4,200	15,485
Wumart Stores, Inc. (H Shares)	30,000	52,576
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	39,800	24,054
Yantai Changyu Pioneer Wine Co. (B Shares)	10,920	49,800
Yanzhou Coal Mining Co. Ltd. (H Shares)	104,000	108,695
Zhaojin Mining Industry Co. Ltd. (H Shares)	40,500	44,988
Zhejiang Expressway Co. Ltd. (H Shares)	82,000	64,458
Zhejiang Southeast Electric Power Co. Ltd. (B Shares)	43,800	36,398
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	29,000	80,160
Zijin Mining Group Co. Ltd. (H Shares)	326,000	96,202
ZTE Corp. (H Shares)	35,800	60,342
TOTAL CHINA		23,076,362
Colombia - 0.7%
Almacenes Exito SA	12,074	197,938
BanColombia SA sponsored ADR	76	5,151
Cementos Argos SA	21,115	94,290
Corp. Financiera Colombiana SA	4,649	89,919
Corp. Financiera Colombiana SA (RFD) (a)	124	2,277
Ecopetrol SA	275,725	663,220
Grupo de Inversiones Suramerica	12,645	266,745
Interconexion Electrica SA ESP	17,894	82,358
Isagen SA	38,200	53,164
TOTAL COLOMBIA		1,455,062
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S	8,557	247,663
Komercni Banka A/S	791	151,198
Telefonica Czech Rep A/S	6,013	86,878
TOTAL CZECH REPUBLIC		485,739
Egypt - 0.3%
Alexandria Mineral Oils Co.	966	9,494
Commercial International Bank Ltd.	29,734	131,041
Commercial International Bank Ltd. sponsored GDR	1,510	6,569
EFG-Hermes Holding SAE (a)	23,102	33,349
Egyptian Kuwaiti Holding	40,326	47,181
Common Stocks - continued
	Shares	Value
Egypt - continued
El Ezz Steel Rebars SAE	19,233	$ 25,517
Elsewedy Electric Co.	5,895	16,799
Orascom Construction Industries SAE (a)	4,958	158,507
Orascom Construction Industries SAE GDR (a)	209	6,682
Orascom Telecom Holding SAE (a)	148,430	100,605
Sidi Kerir Petrochemcials Co.	6,102	10,885
Talaat Moustafa Group Holding (a)	73,921	42,108
Telecom Egypt SAE	16,756	30,568
TOTAL EGYPT		619,305
Hong Kong - 4.2%
Beijing Enterprises Holdings Ltd.	29,500	220,676
China Agri-Industries Holdings Ltd.	97,630	47,933
China Everbright Ltd.	46,000	73,148
China Insurance International Holdings Co. Ltd. (a)	39,600	67,462
China Merchant Holdings International Co. Ltd.	62,847	198,823
China Mobile Ltd.	276,000	3,035,618
China Mobile Ltd. sponsored ADR	2,600	143,624
China Overseas Land and Investment Ltd.	228,000	696,327
China Resources Enterprise Ltd.	64,000	219,377
China Resources Power Holdings Co. Ltd.	106,000	346,952
China Unicom Ltd.	244,000	351,822
CITIC Pacific Ltd.	66,000	79,862
CNOOC Ltd.	868,000	1,625,825
CNOOC Ltd. sponsored ADR	400	74,936
Far East Horizon Ltd.	81,000	55,112
Fosun International Ltd.	72,000	51,216
Franshion Properties China Ltd.	216,000	73,761
Guangdong Investment Ltd.	120,000	116,132
Lenovo Group Ltd.	324,000	296,020
Poly (Hong Kong) Investments Ltd.	106,000	73,898
Shanghai Industrial Holdings Ltd.	25,000	79,251
Shenzhen Investment Ltd.	125,586	52,596
Sino-Ocean Land Holdings Ltd.	213,722	141,010
Sinotruk Hong Kong Ltd.	38,500	21,433
Yuexiu Property Co. Ltd.	372,000	110,256
TOTAL HONG KONG		8,253,070
Hungary - 0.3%
Magyar Telekom PLC	19,453	35,951
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	2,442	173,428
Common Stocks - continued
	Shares	Value
Hungary - continued
OTP Bank PLC	14,180	$ 295,500
Richter Gedeon PLC	745	110,637
TOTAL HUNGARY		615,516
India - 8.6%
ABB Ltd. India	2,410	23,397
ACC Ltd.	2,100	48,243
Adani Enterprises Ltd. (a)	12,290	49,929
Adani Power Ltd. (a)	18,448	16,787
Aditya Birla Nuvo Ltd.	1,133	22,127
Ambuja Cements Ltd.	32,656	113,476
Ashok Leyland Ltd.	42,573	18,081
Asian Paints India Ltd.	1,585	138,210
Axis Bank Ltd.	11,415	317,392
Bajaj Auto Ltd.	3,741	131,034
Bajaj Holdings & Investment Ltd.	1,341	22,219
Bank of Baroda	3,865	50,320
Bank of India	5,449	33,292
Bharat Electronics Ltd.	1,025	22,445
Bharat Forge Ltd.	4,960	21,328
Bharat Heavy Electricals Ltd.	31,480	113,025
Bharat Petroleum Corp. Ltd.	10,342	79,802
Bharti Airtel Ltd. (a)	66,295	393,621
Bharti Infratel Ltd.	8,286	27,443
Cadila Healthcare Ltd.	2,290	33,496
Cairn India Ltd.	24,186	140,561
Canara Bank (a)	4,171	32,224
Castrol India Ltd.	5,432	33,294
Cipla Ltd.	17,157	129,528
Coal India Ltd.	34,734	206,521
Colgate-Palmolive (India)	1,734	47,527
Container Corp. of India Ltd.	1,646	34,481
Corporation Bank Ltd.	1,500	10,569
Crompton Greaves Ltd.	7,074	12,149
Cummins India Ltd.	6,447	61,384
Dabur India Ltd.	24,640	67,836
Divi's Laboratories Ltd.	1,844	36,919
DLF Ltd.	18,528	82,209
Dr. Reddy's Laboratories Ltd.	4,558	172,542
Essar Oil Ltd. (a)	6,300	8,966
Exide Industries Ltd. (a)	19,744	48,804
GAIL India Ltd.	16,629	108,769
Common Stocks - continued
	Shares	Value
India - continued
GlaxoSmithKline Pharmaceuticals Ltd.	961	$ 40,497
Glenmark Pharmaceuticals Ltd. (a)	4,989	45,267
GMR Infrastructure Ltd. (a)	52,429	19,874
Godrej Consumer Products Ltd.	6,482	99,696
Godrej Industries Ltd.	5,701	32,925
Grasim Industries Ltd. (a)	1,036	57,197
Great Eastern Shipping Co. Ltd.	5,278	21,344
HCL Technologies Ltd.	11,336	152,329
HDFC Bank Ltd.	64,731	824,816
Hero Motocorp Ltd.	4,254	130,306
Hindalco Industries Ltd.	42,124	76,307
Hindustan Petroleum Corp. Ltd.	7,939	45,400
Hindustan Unilever Ltd.	28,309	307,848
Hindustan Zinc Ltd. (a)	11,963	26,551
Housing Development Finance Corp. Ltd. (a)	63,404	1,001,047
ICICI Bank Ltd.	31,726	691,393
IDBI Bank Ltd. (a)	15,445	25,389
Idea Cellular Ltd. (a)	42,653	105,471
Indiabulls Housing Finance Ltd. (a)	10,818	54,770
Indian Oil Corp. Ltd. (a)	17,187	95,852
IndusInd Bank Ltd.	13,884	120,969
Infosys Ltd.	26,369	1,096,094
Infrastructure Development Finance Co. Ltd.	60,700	172,936
ITC Ltd.	103,607	634,650
Jaiprakash Associates Ltd.	54,141	75,889
Jindal Steel & Power Ltd. (a)	20,660	117,202
JSW Energy Ltd.	14,262	17,441
JSW Steel Ltd. (a)	6,140	80,374
Kotak Mahindra Bank Ltd.	14,154	186,426
Larsen & Toubro Ltd.	8,007	225,541
Lupin Ltd.	8,100	106,008
Mahindra & Mahindra Ltd.	16,380	281,955
Mangalore Refinery & Petrochemicals Ltd.	8,733	7,719
Maruti Suzuki India Ltd.	4,667	151,385
Mphasis BFL Ltd.	5,748	40,060
Mundra Port and SEZ Ltd. (a)	23,677	63,950
Nestle India Ltd.	1,529	141,874
NHPC Ltd.	81,142	32,723
NMDC Ltd.	44,466	104,156
NTPC Ltd.	107,003	313,624
Oil & Natural Gas Corp. Ltd.	114,896	699,199
Oil India Ltd.	6,570	67,297
Common Stocks - continued
	Shares	Value
India - continued
Oracle Finance Services Software Ltd. (a)	780	$ 38,072
Oriental Bank of Commerce	2,372	11,830
Piramal Enterprises Ltd.	3,941	41,187
Power Finance Corp. Ltd.	18,918	68,663
Power Grid Corp. of India Ltd.	58,908	123,116
Punjab National Bank	3,212	46,380
Ranbaxy Laboratories Ltd. (a)	7,695	64,781
Reliance Capital Ltd.	5,624	36,964
Reliance Communication Ltd. (a)	28,806	52,021
Reliance Industries Ltd.	88,549	1,300,071
Reliance Infrastructure Ltd. (a)	6,063	42,368
Reliance Power Ltd. (a)	26,405	35,094
Rural Electrification Corp. Ltd.	19,113	79,891
Satyam Computer Services Ltd. (a)	38,193	78,470
Sesa Goa Ltd.	26,174	77,398
Shree Cement Ltd.	538	45,114
Shriram Transport Finance Co. Ltd.	6,675	92,687
Siemens India Ltd.	4,020	40,893
Smithkline Beecham Consumer Healthcare Ltd.	600	44,958
State Bank of India	7,344	309,752
Steel Authority of India Ltd.	44,854	51,509
Sterlite Industries (India) Ltd.	46,694	84,091
Sun Pharmaceutical Industries Ltd.	21,116	374,078
Sun TV Ltd.	4,188	32,523
Tata Chemicals Ltd. (a)	9,032	54,485
Tata Communications Ltd. (a)	3,618	15,429
Tata Consultancy Services Ltd.	26,290	675,014
Tata Motors Ltd.	51,429	284,761
Tata Power Co. Ltd.	47,412	83,634
Tata Steel Ltd.	13,788	77,756
Titan Industries Ltd. (a)	11,722	59,107
Torrent Power Ltd.	4,760	12,537
Ultratech Cemco Ltd.	3,624	128,317
Union Bank of India	10,272	46,840
Unitech Ltd. (a)	91,245	45,720
United Breweries Ltd. (a)	3,748	51,300
United Spirits Ltd. (a)	4,205	173,178
Wipro Ltd.	26,861	174,421
Wockhardt Ltd. (a)	1,800	63,918
Yes Bank Ltd.	10,652	102,024
Zee Entertainment Enterprises Ltd. (a)	24,991	108,883
TOTAL INDIA		16,830,936
Common Stocks - continued
	Shares	Value
Indonesia - 3.3%
PT Adaro Energy Tbk	670,000	$ 84,762
PT Aneka Tambang Tbk	181,000	25,691
PT Astra Agro Lestari Tbk	22,000	40,051
PT Astra International Tbk	1,119,000	845,938
PT Bank Central Asia Tbk	682,000	754,074
PT Bank Danamon Indonesia Tbk Series A	164,500	109,131
PT Bank Mandiri (Persero) Tbk	520,500	562,123
PT Bank Negara Indonesia (Persero) Tbk	395,500	219,665
PT Bank Rakyat Indonesia Tbk	616,000	595,566
PT Bumi Resources Tbk	1,066,000	73,460
PT Charoen Pokphand Indonesia Tbk	418,500	217,374
PT Global Mediacom Tbk	215,000	48,097
PT Gudang Garam Tbk	31,000	157,511
PT Indo Tambangraya Megah Tbk	20,500	77,488
PT Indocement Tunggal Prakarsa Tbk	70,000	190,074
PT Indofood Sukses Makmur Tbk	235,000	177,655
PT Indofood Sukses Makmur Tbk	66,500	78,316
PT Indosat Tbk	101,000	62,330
PT International Nickel Indonesia Tbk	93,000	27,261
PT Jasa Marga Tbk	106,500	73,391
PT Kalbe Farma Tbk	1,119,500	160,052
PT Media Nusantara Citra Tbk	159,000	51,106
PT Perusahaan Gas Negara Tbk Series B	575,000	369,632
PT Semen Gresik (Persero) Tbk	160,000	302,802
PT Tambang Batubbara Bukit Asam Tbk	43,000	67,447
PT Telkomunikasi Indonesia Tbk Series B	562,500	677,689
PT Unilever Indonesia Tbk	77,000	207,894
PT United Tractors Tbk	81,000	147,878
PT XL Axiata Tbk	93,500	49,046
TOTAL INDONESIA		6,453,504
Luxembourg - 0.1%
Brait SA	26,820	109,569
Malaysia - 4.4%
AirAsia Bhd	110,000	105,933
AMMB Holdings Bhd	110,600	243,556
Astro Malaysia Holdings Bhd	81,000	78,537
Axiata Group Bhd	278,700	620,148
Berjaya Sports Toto Bhd	47,182	65,132
British American Tobacco (Malaysia) Bhd	7,700	160,251
Bumi Armada Bhd	70,200	92,062
Bumiputra-Commerce Holdings Bhd	267,300	680,001
Common Stocks - continued
	Shares	Value
Malaysia - continued
DiGi.com Bhd	201,000	$ 306,537
Felda Global Ventures Holdings Bhd	98,200	149,116
Gamuda Bhd	113,700	152,098
Genting Bhd	119,800	413,443
Genting Malaysia Bhd	160,100	197,856
Hong Leong Bank Bhd	30,100	143,055
Hong Leong Credit Bhd	10,700	54,511
IHH Healthcare Bhd	127,000	156,532
IJM Corp. Bhd	74,100	132,735
IOI Corp. Bhd	198,400	328,004
Kuala Lumpur Kepong Bhd	28,400	201,250
Lafarge Malayan Cement Bhd	22,400	73,035
Malayan Banking Bhd	241,196	762,631
Malaysia Marine and Heavy Engineering Sdn Bhd	22,500	28,176
Malaysian Plantations Bhd	67,200	98,508
Maxis Bhd	127,500	283,287
MMC Corp. Bhd	56,700	47,522
Parkson Holdings Bhd	25,800	35,785
Petronas Chemicals Group Bhd	164,700	353,489
Petronas Dagangan Bhd	15,300	118,779
Petronas Gas Bhd	42,500	275,464
PPB Group Bhd	31,100	130,840
Public Bank Bhd (For. Reg.)	56,600	305,463
RHB Capital Bhd	34,760	96,882
SapuraKencana Petroleum Bhd (a)	145,000	151,553
Sime Darby Bhd	207,200	642,882
SP Setia Bhd	43,100	48,589
Telekom Malaysia Bhd	57,800	104,866
Tenaga Nasional Bhd	72,100	186,026
UEM Land Holdings Bhd (a)	74,900	61,791
UMW Holdings Bhd	43,100	202,574
YTL Corp. Bhd	284,686	153,454
YTL Power International Bhd	172,200	85,463
TOTAL MALAYSIA		8,527,816
Mexico - 5.7%
Alfa SA de CV Series A	155,300	360,678
Alpek SA de CV	17,600	42,006
America Movil S.A.B. de CV Series L	2,056,500	2,213,621
CEMEX SA de CV unit	631,908	712,453
Coca-Cola FEMSA S.A.B. de CV Series L	18,900	305,285
Embotelladoras Arca S.A.B. de CC	14,100	116,286
Common Stocks - continued
	Shares	Value
Mexico - continued
Fomento Economico Mexicano S.A.B. de CV unit	120,100	$ 1,365,854
Grupo Aeroportuario del Sureste SA de CV Series B	11,900	147,683
Grupo Bimbo S.A.B. de CV Series A	104,400	339,709
Grupo Carso SA de CV Series A1	25,800	147,270
Grupo Elektra SA de CV	1,850	79,727
Grupo Financiero Banorte S.A.B. de CV Series O	105,800	797,794
Grupo Financiero Inbursa S.A.B. de CV Series O	100,400	294,197
Grupo Financiero Santander Mexico S.A.B. de CV	85,200	275,549
Grupo Mexico SA de CV Series B	217,907	779,938
Grupo Modelo S.A.B. de CV Series C	25,800	234,748
Grupo Televisa SA de CV	145,900	740,777
Industrias CH SA de CV (a)	9,400	75,751
Industrias Penoles SA de CV	6,955	290,388
Kimberly-Clark de Mexico SA de CV Series A	46,200	160,262
Mexichem S.A.B. de CV	60,427	308,000
Minera Frisco S.A.B. de CV (a)	37,500	160,287
OHL Mexico S.A.B. de CV (a)(d)	25,200	78,159
Organizacion Soriana S.A.B. de CV Series B	16,600	68,342
Wal-Mart de Mexico SA de CV Series V	315,200	1,003,050
TOTAL MEXICO		11,097,814
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	6,491	42,229
Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.	30,265	34,360
MCB Bank Ltd.	39,301	87,016
National Bank of Pakistan	21,662	8,663
Oil & Gas Development Co. Ltd.	29,617	61,392
Pakistan Petroleum Ltd.	15,161	27,897
TOTAL PAKISTAN		219,328
Peru - 0.2%
Compania de Minas Buenaventura SA	2,874	57,632
Compania de Minas Buenaventura SA sponsored ADR	8,202	164,204
Volcan Compania Minera Saa Class B	105,586	67,914
TOTAL PERU		289,750
Philippines - 1.5%
Aboitiz Equity Ventures, Inc.	127,710	176,793
Aboitiz Power Corp.	118,400	107,257
Alliance Global Group, Inc.	211,000	121,450
Ayala Corp.	10,820	168,443
Common Stocks - continued
	Shares	Value
Philippines - continued
Ayala Land, Inc.	298,000	$ 234,854
Bank of the Philippine Islands (BPI)	77,800	194,240
BDO Unibank, Inc.	77,302	172,158
Bloomberry Resorts Corp. (a)	125,600	36,605
DMCI Holdings, Inc.	49,090	68,017
Globe Telecom, Inc.	1,855	64,424
International Container Terminal Services, Inc.	40,960	91,520
Jollibee Food Corp.	24,420	76,211
Manila Electric Co.	8,590	78,025
Metropolitan Bank & Trust Co.	43,870	132,649
Philippine Long Distance Telephone Co.	4,845	357,957
PNOC Energy Development Corp.	333,400	52,712
San Miguel Corp.	50,580	148,638
SM Investments Corp.	13,560	377,078
SM Prime Holdings, Inc.	372,400	180,886
Universal Robina Corp.	46,580	134,508
TOTAL PHILIPPINES		2,974,425
Poland - 1.4%
Bank Handlowy w Warszawie SA	1,809	53,815
Bank Polska Kasa Opieki SA	7,318	350,864
BRE Bank SA	746	81,592
ENEA SA	6,241	25,676
Getin Noble Bank SA (a)	49,975	24,831
ING Bank Slaski SA (a)	1,811	51,639
Jastrzebska Spolka Weglowa SA	2,758	72,881
KGHM Polska Miedz SA (Bearer)	7,621	356,950
Polish Oil & Gas Co. (a)	93,448	157,923
Polska Grupa Energetyczna SA	39,235	203,759
Polski Koncern Naftowy Orlen SA (a)	17,338	268,862
Powszechna Kasa Oszczednosci Bank SA	48,447	504,425
Powszechny Zaklad Ubezpieczen SA	3,279	451,922
Synthos SA	24,557	36,604
Tauron Polska Energia SA	61,239	81,591
Telekomunikacja Polska SA	35,761	79,674
TOTAL POLAND		2,803,008
Russia - 6.2%
Aeroflot - Russian Airlines (a)	22,461	38,769
E.ON Russia JSC (a)	991,149	79,975
Federal Grid Co. of Unified Energy System (a)	14,977,090	57,898
Gazprom OAO sponsored ADR (Reg. S)	316,031	2,507,706
Common Stocks - continued
	Shares	Value
Russia - continued
Inter Rao Ues JSC (a)	101,440,795	$ 41,976
LSR Group OJSC GDR (Reg. S)	9,543	41,512
Lukoil Oil Co. sponsored ADR (United Kingdom)	32,435	2,056,379
Magnit OJSC GDR (Reg. S)	14,661	747,711
Magnitogorsk Iron & Steel Works OJSC unit	5,263	15,842
Mechel Steel Group OAO sponsored ADR (d)	5,222	21,306
Megafon OJSC GDR	4,576	141,215
Mobile TeleSystems OJSC sponsored ADR	28,819	596,553
Mosenergo AO (a)	640,658	25,217
Norilsk Nickel OJSC ADR	26,006	398,412
NOVATEK OAO GDR (Reg. S)	3,640	368,368
Novolipetsk Steel OJSC GDR (Reg. S)	4,896	81,274
Pharmstandard OJSC unit (a)	3,506	73,310
Raspadskaya OAO (a)	10,877	15,910
Rosneft Oil Co. OJSC GDR (Reg. S)	72,962	498,695
Rostelecom sponsored ADR	13,186	294,048
RusHydro JSC sponsored ADR	60,717	104,433
Russian Grids OAO (a)	907,841	38,548
Russian Grids OAO rights (a)	2,554,230	0
Sberbank (Savings Bank of the Russian Federation) (a)	39,030	124,132
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	140,863	1,811,498
Severstal JSC GDR (Reg. S)	8,935	75,545
Sistema JSFC sponsored GDR	7,787	148,498
Surgutneftegaz JSC sponsored ADR	40,795	346,758
Tatneft OAO sponsored ADR	13,696	517,572
TMK OAO GDR (Reg. S)	3,064	38,729
Uralkali OJSC GDR (Reg. S)	14,908	539,521
VTB Bank JSC:
rights (a)	35,805,003	358
sponsored GDR (Reg. S)	74,909	235,963
TOTAL RUSSIA		12,083,631
South Africa - 8.4%
Absa Group Ltd.	18,208	299,676
Acucap Properties Ltd.	7,677	44,863
Adcock Ingram Holdings Ltd.	8,250	56,082
Aeci Ltd.	6,030	67,467
African Bank Investments Ltd.	39,729	126,136
African Rainbow Minerals Ltd.	4,582	90,318
Anglo Platinum Ltd. (a)	3,152	119,564
AngloGold Ashanti Ltd.	21,285	410,667
ArcelorMittal South Africa Ltd. (a)	10,394	26,629
Common Stocks - continued
	Shares	Value
South Africa - continued
Aspen Pharmacare Holdings Ltd.	19,330	$ 419,838
Assore Ltd.	2,210	71,914
Aveng Ltd.	20,257	66,594
AVI Ltd.	18,325	110,275
Barloworld Ltd.	12,400	129,894
Bidvest Group Ltd.	14,845	386,051
Capital Property Fund	85,366	112,255
Capitec Bank Holdings Ltd.	2,863	69,716
Clicks Group Ltd.	14,298	91,140
Coronation Fund Managers Ltd.	12,203	73,026
DataTec Ltd.	8,824	49,659
Discovery Ltd.	15,561	141,746
Exxaro Resources Ltd.	7,290	114,328
FirstRand Ltd.	161,504	561,174
Foschini Ltd.	12,336	158,092
Fountainhead Property Trust	54,358	57,426
Gold Fields Ltd.	39,563	296,626
Grindrod Ltd.	21,050	44,101
Growthpoint Properties Ltd.	91,110	299,419
Harmony Gold Mining Co. Ltd.	22,414	113,313
Hyprop Investments Ltd.	8,473	74,783
Illovo Sugar Ltd.	10,755	41,577
Impala Platinum Holdings Ltd.	28,902	394,421
Imperial Holdings Ltd.	10,885	241,026
Investec Ltd.	15,731	112,844
JD Group Ltd.	5,268	19,408
JSE Ltd.	4,095	35,002
Kumba Iron Ore Ltd.	3,751	197,835
Lewis Group Ltd.	4,305	28,305
Liberty Holdings Ltd.	6,650	88,558
Life Healthcare Group Holdings Ltd.	53,197	224,739
Massmart Holdings Ltd.	5,807	120,366
Mediclinic International Ltd.	21,091	152,891
MMI Holdings Ltd.	61,727	157,525
Mondi Ltd.	5,543	74,094
Mr Price Group Ltd.	12,664	182,025
MTN Group Ltd.	92,893	1,674,734
Murray & Roberts Holdings Ltd. (a)	20,832	51,003
Nampak Ltd.	36,645	134,680
Naspers Ltd. Class N	21,669	1,450,074
Nedbank Group Ltd.	10,133	215,273
Netcare Ltd.	72,014	163,714
Common Stocks - continued
	Shares	Value
South Africa - continued
Northam Platinum Ltd. (a)	13,262	$ 49,200
Omnia Holdings Ltd.	2,000	35,148
Palabora Mining Co. Ltd. (a)	376	4,462
Pick 'n Pay Holdings Ltd.	14,542	28,765
Pick 'n Pay Stores Ltd.	11,238	53,225
Pretoria Portland Cement Co. Ltd.	32,453	118,659
Remgro Ltd.	26,208	528,541
Reunert Ltd.	9,334	81,123
RMB Holdings Ltd.	40,518	179,844
Royal Bafokeng Holdings (Pty) Ltd. (a)	2,132	12,889
Sanlam Ltd.	106,076	543,649
Santam Ltd.	2,201	43,218
Sappi Ltd. (a)	28,323	85,220
Sasol Ltd.	30,289	1,312,014
Shoprite Holdings Ltd.	24,025	455,387
Sibanye Gold Ltd. (a)	35,199	33,342
Spar Group Ltd.	9,244	122,072
Standard Bank Group Ltd.	67,663	845,269
Steinhoff International Holdings Ltd.	100,718	268,813
Sun International Ltd.	5,278	64,164
Telkom SA Ltd. (a)	18,572	26,492
Tiger Brands Ltd.	7,310	227,369
Tongaat Hulett Ltd.	5,046	73,383
Truworths International Ltd.	24,469	243,204
Vodacom Group Ltd.	17,263	202,400
Wilson Bayly Holmes-Ovcon Ltd.	2,304	39,669
Woolworths Holdings Ltd.	42,146	328,488
TOTAL SOUTH AFRICA		16,448,875
Taiwan - 11.9%
Acer, Inc. (a)	146,000	118,077
Advanced Semiconductor Engineering, Inc.	338,940	295,846
Advantech Co. Ltd.	22,000	105,188
Asia Cement Corp.	127,740	162,220
ASUSTeK Computer, Inc.	40,000	465,921
AU Optronics Corp. (a)	450,000	212,259
Capital Securities Corp.	111,195	39,403
Catcher Technology Co. Ltd.	39,000	197,711
Cathay Financial Holding Co. Ltd.	383,250	515,938
Cathay Real Estate Development Co. Ltd.	58,000	34,812
Chang Hwa Commercial Bank	224,440	128,241
Cheng Shin Rubber Industry Co. Ltd.	88,380	299,395
Common Stocks - continued
	Shares	Value
Taiwan - continued
Cheng Uei Precision Industries Co. Ltd.	17,109	$ 34,114
Chicony Electronics Co. Ltd.	35,910	105,453
China Airlines Ltd. (a)	107,043	40,835
China Development Finance Holding Corp. (a)	749,800	207,473
China Motor Co. Ltd.	33,000	32,172
China Steel Corp.	680,895	600,314
Chinatrust Financial Holding Co. Ltd.	732,360	444,532
Chunghwa Telecom Co. Ltd.	210,000	670,841
Compal Communications, Inc. (a)	15,000	19,405
Compal Electronics, Inc.	217,000	140,546
Delta Electronics, Inc.	112,000	537,402
E.SUN Financial Holdings Co. Ltd.	234,150	141,332
Epistar Corp.	45,000	79,349
Eternal Chemical Co. Ltd.	35,000	30,205
EVA Airways Corp. (a)	76,900	42,896
Evergreen Marine Corp. (Taiwan) (a)	102,000	59,664
Far Eastern International Bank	102,776	41,996
Far Eastern Textile Ltd.	198,730	213,960
Far EasTone Telecommunications Co. Ltd.	89,000	216,992
Feng Hsin Iron & Steel Co.	27,000	48,525
First Financial Holding Co. Ltd.	353,180	217,369
Formosa Chemicals & Fibre Corp.	238,000	557,674
Formosa Petrochemical Corp.	101,000	275,019
Formosa Plastics Corp.	263,000	638,549
Formosa Taffeta Co. Ltd.	60,000	57,070
Foxconn Technology Co. Ltd.	63,450	167,608
Fubon Financial Holding Co. Ltd.	377,334	539,323
Giant Manufacturing Co. Ltd.	15,000	90,031
Hon Hai Precision Industry Co. Ltd. (Foxconn)	571,300	1,476,197
Hotai Motor Co. Ltd.	23,000	205,510
HTC Corp.	43,000	438,895
Hua Nan Financial Holdings Co. Ltd.	357,205	207,734
Innolux Corp. (a)	351,698	220,035
Inventec Corp.	166,865	66,769
Largan Precision Co. Ltd.	6,000	163,988
LITE-ON IT Corp.	21,069	23,184
LITE-ON Technology Corp.	114,405	205,999
Macronix International Co. Ltd.	163,101	44,467
MediaTek, Inc.	70,000	854,527
Mega Financial Holding Co. Ltd.	508,575	392,339
Nan Ya Plastics Corp.	315,000	628,077
Nan Ya Printed Circuit Board Corp.	12,000	13,754
Common Stocks - continued
	Shares	Value
Taiwan - continued
Novatek Microelectronics Corp.	27,000	$ 131,841
Oriental Union Chemical Corp.	31,300	34,548
Pegatron Corp. (a)	87,000	142,492
Pou Chen Corp.	58,000	68,444
President Chain Store Corp.	29,000	178,976
President Securities Corp.	53,500	32,202
Quanta Computer, Inc.	101,000	208,918
Realtek Semiconductor Corp.	23,110	66,611
Shin Kong Financial Holding Co. Ltd. (a)	350,000	110,614
Siliconware Precision Industries Co. Ltd.	162,000	194,468
Sinopac Holdings Co.	383,089	191,609
Synnex Technology International Corp.	77,000	130,292
Taishin Financial Holdings Co. Ltd.	360,148	156,321
Taiwan Business Bank	177,200	54,500
Taiwan Cement Corp.	191,000	253,889
Taiwan Cooperative Financial Holding Co. Ltd.	300,078	172,476
Taiwan Fertilizer Co. Ltd.	41,000	98,155
Taiwan Glass Industry Corp.	96,475	98,143
Taiwan Mobile Co. Ltd.	89,900	327,713
Taiwan Secom Co.	18,000	43,703
Taiwan Semiconductor Manufacturing Co. Ltd.	1,276,000	4,739,300
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,800	206,064
TECO Electric & Machinery Co. Ltd.	105,000	98,805
Ton Yi Industrial Corp.	55,000	40,751
Transcend Information, Inc.	13,000	44,964
U-Ming Marine Transport Corp.	20,000	31,197
Unified-President Enterprises Corp.	230,340	453,806
Unimicron Technology Corp.	86,000	90,695
United Microelectronics Corp.	670,000	256,941
Vanguard International Semiconductor Corp.	42,000	45,788
Walsin Lihwa Corp. (a)	169,000	52,436
Wan Hai Lines Ltd. (a)	52,000	29,095
Waterland Financial Holdings Co. Ltd.	90,189	31,806
Wistron Corp.	111,700	113,442
Yageo Corp. (a)	101,000	31,988
Yang Ming Marine Transport Corp. (a)	65,900	29,609
Yuanta Financial Holding Co. Ltd.	509,570	259,191
Yuen Foong Yu Paper Manufacturing Co.	89,000	43,610
Yulon Motor Co. Ltd.	65,000	111,529
TOTAL TAIWAN		23,174,067
Common Stocks - continued
	Shares	Value
Thailand - 3.1%
Advanced Info Service PCL (For. Reg.)	66,000	$ 607,155
Airports of Thailand PCL (For. Reg.)	21,900	107,821
Bangkok Bank PCL (For. Reg.)	25,600	197,997
Bangkok Dusit Medical Service PCL (For. Reg.)	9,500	54,702
Bank of Ayudhya PCL	16,100	17,965
Bank of Ayudhya PCL (For. Reg.)	138,000	153,986
Banpu PCL (For. Reg.)	5,700	66,225
BEC World PCL (For. Reg.)	50,500	115,281
Berli Jucker PCL	23,600	59,302
Big C Supercenter PCL	7,900	62,177
Big C Supercenter PCL (For. Reg.)	9,000	70,835
C.P. ALL PCL (For. Reg.)	239,100	358,446
Central Pattana PCL (For. Reg.)	19,000	64,736
Charoen Pokphand Foods PCL (For. Reg.)	165,700	179,250
Delta Electronics PCL (For. Reg.)	46,000	59,557
Electricity Generating PCL (For. Reg.)	11,300	59,099
Glow Energy PCL (For. Reg.)	31,300	82,116
Indorama Ventures PCL (For. Reg.)	85,300	68,298
IRPC Public Co. Ltd. (For. Reg.)	485,900	67,877
Kasikornbank PCL (For. Reg.)	63,200	465,118
Krung Thai Bank PCL (For. Reg.)	188,470	159,252
Land & House PCL	132,500	59,140
Land & House PCL (For. Reg.)	37,600	16,782
PTT Exploration and Production PCL (For. Reg.)	79,939	419,441
PTT Global Chemical PCL (For. Reg.)	89,139	221,709
PTT PCL (For. Reg.)	47,700	529,819
Ratchaburi Electric Generating Holding PCL	3,700	7,469
Ratchaburi Electric Generating Holding PCL (For. Reg.)	12,000	24,225
Shin Corp. PLC	81,000	238,032
Siam Cement PCL (For. Reg.)	16,300	274,351
Siam City Cement PCL (For. Reg.)	3,900	64,845
Siam Commercial Bank PCL (For. Reg.)	86,600	548,811
Siam Makro PCL (For. Reg.)	3,100	79,639
Thai Airways International PCL (For. Reg.)	28,000	28,143
Thai Oil PCL (For. Reg.)	43,400	97,595
Thai Union Frozen Products PCL (For. Reg.)	25,180	48,473
TMB PCL (For. Reg.)	1,145,500	106,939
Total Access Communication PCL	17,100	68,167
Total Access Communication PCL (For. Reg.)	19,700	78,532
TOTAL THAILAND		5,989,307
Common Stocks - continued
	Shares	Value
Turkey - 2.3%
Akbank T.A.S.	92,307	$ 485,027
Anadolu Efes Biracilik Ve Malt Sanayii A/S	7,829	130,138
Arcelik A/S	13,003	101,181
Aselsan A/S	5,128	30,463
Bim Birlesik Magazalar A/S JSC	6,075	311,756
Coca-Cola Icecek A/S	3,965	110,584
Dogan Sirketler Grubu Holding A/S (a)	45,858	30,951
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	34,932	59,819
Enka Insaat ve Sanayi A/S	34,066	105,272
Eregli Demir ve Celik Fabrikalari T.A.S.	57,904	66,213
Ford Otomotiv Sanayi A/S	4,084	56,724
Haci Omer Sabanci Holding A/S	44,026	273,819
Koc Holding A/S	35,408	214,295
Koza Altin Isletmeleri A/S	2,506	50,043
Tofas Turk Otomobil Fabrikasi A/S	6,981	48,675
Tupras Turkiye Petrol Rafinelleri A/S	6,556	182,848
Turk Hava Yollari AO	33,003	137,332
Turk Sise ve Cam Fabrikalari A/S	23,680	40,155
Turk Telekomunikasyon A/S	27,876	132,169
Turkcell Iletisim Hizmet A/S (a)	44,707	278,371
Turkiye Garanti Bankasi A/S	117,724	650,100
Turkiye Halk Bankasi A/S	33,875	369,408
Turkiye Is Bankasi A/S Series C	72,583	280,170
Turkiye Vakiflar Bankasi TAO	64,710	231,010
Yapi ve Kredi Bankasi A/S	47,389	146,971
TOTAL TURKEY		4,523,494
United Arab Emirates - 0.4%
Air Arabia PJSC (a)	110,682	29,501
Aldar Properties PJSC (a)	78,393	30,947
Arabtec Holding Co. (a)	36,706	21,186
Dana Gas PJSC (a)	171,247	23,312
DP World Ltd.	8,710	133,611
Dubai Financial Market PJSC (a)	93,412	31,790
Dubai Islamic Bank Pakistan Ltd. (a)	29,428	23,075
Emaar Properties PJSC (a)	159,044	242,918
First Gulf Bank PJSC	39,161	158,862
TOTAL UNITED ARAB EMIRATES		695,202
TOTAL COMMON STOCKS (Cost $164,748,505)		173,152,893
Nonconvertible Preferred Stocks - 7.3%
	Shares	Value
Brazil - 6.8%
AES Tiete SA (PN) (non-vtg.)	6,500	$ 65,885
Banco Bradesco SA (PN)	107,140	1,761,257
Bradespar Sa (PN)	13,300	168,913
Braskem SA (PN-A)	8,100	70,444
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	13,900	72,114
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	8,000	439,435
Companhia de Bebidas das Americas (AmBev) (PN)	36,900	1,544,793
Companhia de Gas de Sao Paulo	300	8,059
Companhia de Transmissao de Energia Eletrica Paulista (PN)	1,700	29,764
Companhia Energetica de Minas Gerais (CEMIG) (PN)	26,825	341,756
Companhia Energetica de Sao Paulo Series A	9,500	100,425
Companhia Paranaense de Energia-Copel (PN-B)	6,000	106,490
Gerdau SA (PN)	47,500	371,548
Itau Unibanco Holding SA	125,100	2,098,391
Itausa-Investimentos Itau SA (PN)	138,350	685,267
Klabin SA (PN) (non-vtg.)	31,000	207,002
Lojas Americanas SA (PN)	21,096	184,099
Metalurgica Gerdau SA (PN)	14,400	143,298
Oi SA (PN)	62,700	153,557
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	239,200	2,386,321
Telefonica Brasil SA	16,600	440,814
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	18,800	93,119
Vale SA (PN-A)	111,100	1,806,364
TOTAL BRAZIL		13,279,115
Chile - 0.1%
Embotelladora Andina SA Class B	12,163	82,645
Sociedad Quimica y Minera de Chile SA (PN-B)	4,649	230,155
TOTAL CHILE		312,800
Colombia - 0.3%
BanColombia SA (PN)	19,008	311,404
Grupo Aval Acciones Y Val SA	110,052	77,184
Grupo de Inversiones Suramerica	5,941	125,065
Inversiones Argos SA	6,365	70,238
TOTAL COLOMBIA		583,891
Russia - 0.1%
AK Transneft OAO (a)	82	164,283
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,475,623)		14,340,089
Government Obligations - 0.2%
	Principal Amount	Value
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.14% 5/23/13 (e) (Cost $399,969)	$ 400,000	$ 399,993
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	4,547,175	4,547,175
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	107,350	107,350
TOTAL MONEY MARKET FUNDS (Cost $4,654,525)		4,654,525
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $184,278,622)		192,547,500
NET OTHER ASSETS (LIABILITIES) - 1.4%		2,792,684
NET ASSETS - 100%		$ 195,340,184
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
150 NYSE E-mini MSCI Emerging Markets Index Contracts	June 2013	$ 7,799,250	$ 208,699

The face value of futures purchased as a percentage of net assets is 4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $244,996.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,647
Fidelity Securities Lending Cash Central Fund	49
Total	$ 6,696
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,588,280	$ 11,152,134	$ 436,146	$ -
Consumer Staples	17,998,445	17,998,445	-	-
Energy	25,740,882	19,988,084	5,752,798	-
Financials	56,386,638	53,519,014	2,812,496	55,128
Health Care	2,988,704	2,816,162	172,542	-
Industrials	10,921,963	10,921,963	-	-
Information Technology	18,158,170	11,188,841	6,969,329	-
Materials	19,800,135	18,756,552	1,043,583	-
Telecommunication Services	16,410,159	10,556,187	5,853,972	-
Utilities	7,499,606	7,286,412	213,194	-
Government Obligations	399,993	-	399,993	-
Money Market Funds	4,654,525	4,654,525	-	-
Total Investments in Securities:	$ 192,547,500	$ 168,838,319	$ 23,654,053	$ 55,128
Derivative Instruments:
Assets
Futures Contracts	$ 208,699	$ 208,699	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 208,699	$ -
Total Value of Derivatives	$ 208,699	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $96,608) - See accompanying schedule: Unaffiliated issuers (cost $179,624,097)	$ 187,892,975
Fidelity Central Funds (cost $4,654,525)	4,654,525
Total Investments (cost $184,278,622)		$ 192,547,500
Foreign currency held at value (cost $1,157,722)		1,158,523
Receivable for fund shares sold		2,622,442
Dividends receivable		436,227
Distributions receivable from Fidelity Central Funds		360
Receivable for daily variation margin on futures contracts		88,094
Receivable from investment adviser for expense reductions		22,354
Other receivables		3,725
Total assets		196,879,225

Liabilities
Payable for fund shares redeemed	$ 1,372,003
Accrued management fee	38,869
Other affiliated payables	18,339
Other payables and accrued expenses	2,480
Collateral on securities loaned, at value	107,350
Total liabilities		1,539,041

Net Assets		$ 195,340,184
Net Assets consist of:
Paid in capital		$ 190,607,758
Undistributed net investment income		1,429,175
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,173,744)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,476,995
Net Assets		$ 195,340,184

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($9,719,605 ÷ 961,096 shares)	$ 10.11

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($184,817,879 ÷ 18,266,155 shares)	$ 10.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($689,953 ÷ 68,120 shares)	$ 10.13

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($112,747 ÷ 11,133 shares)	$ 10.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 1,541,344
Interest		437
Income from Fidelity Central Funds		6,696
Income before foreign taxes withheld		1,548,477
Less foreign taxes withheld		(128,465)
Total income		1,420,012

Expenses
Management fee	$ 188,050
Transfer agent fees	98,623
Independent trustees' compensation	251
Miscellaneous	174
Total expenses before reductions	287,098
Expense reductions	(110,097)	177,001
Net investment income (loss)		1,243,011
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(924,080)
Foreign currency transactions	33,624
Futures contracts	(274,116)
Swap agreements	340,068
Total net realized gain (loss)		(824,504)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $697)	3,586,298
Assets and liabilities in foreign currencies	2,227
Futures contracts	214,703
Swap agreements	168,555
Total change in net unrealized appreciation (depreciation)		3,971,783
Net gain (loss)		3,147,279
Net increase (decrease) in net assets resulting from operations		$ 4,390,290

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,243,011	$ 2,139,991
Net realized gain (loss)	(824,504)	(3,704,445)
Change in net unrealized appreciation (depreciation)	3,971,783	3,958,926
Net increase (decrease) in net assets resulting from operations	4,390,290	2,394,472
Distributions to shareholders from net investment income	(1,410,281)	-
Distributions to shareholders from net realized gain	(695,069)	(144,849)
Total distributions	(2,105,350)	(144,849)
Share transactions - net increase (decrease)	96,137,214	60,092,122
Redemption fees	38,962	291,097
Total increase (decrease) in net assets	98,461,116	62,632,842

Net Assets
Beginning of period	96,879,068	34,246,226
End of period (including undistributed net investment income of $1,429,175 and undistributed net investment income of $1,596,445, respectively)	$ 195,340,184	$ 96,879,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.27	.02
Net realized and unrealized gain (loss)	.46	(.06) H	(.48)
Total from investment operations	.54	.21	(.46)
Distributions from net investment income	(.12)	-	-
Distributions from net realized gain	(.06)	(.03)	-
Total distributions	(.19) L	(.03)	-
Redemption fees added to paid in capital D	- K	.04	-
Net asset value, end of period	$ 10.11	$ 9.76	$ 9.54
Total Return B,C	5.51%	2.68%	(4.60)%
Ratios to Average Net Assets E,J
Expenses before reductions	.46% A	.46%	.46% A
Expenses net of fee waivers, if any	.32% A	.33%	.33% A
Expenses net of all reductions	.32% A	.33%	.33% A
Net investment income (loss)	1.57% A	2.80%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,720	$ 44,554	$ 14,188
Portfolio turnover rate F	24% A	62%	-% G,M

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.28	.02
Net realized and unrealized gain (loss)	.47	(.06) H	(.48)
Total from investment operations	.55	.22	(.46)
Distributions from net investment income	(.14)	-	-
Distributions from net realized gain	(.06)	(.03)	-
Total distributions	(.20)	(.03)	-
Redemption fees added to paid in capital D	- K	.04	-
Net asset value, end of period	$ 10.12	$ 9.77	$ 9.54
Total Return B,C	5.66%	2.78%	(4.60)%
Ratios to Average Net Assets E,J
Expenses before reductions	.35% A	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.22%	.22% A
Expenses net of all reductions	.20% A	.22%	.22% A
Net investment income (loss)	1.69% A	2.91%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 184,818	$ 51,728	$ 10,517
Portfolio turnover rate F	24% A	62%	-% G,L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.28	.03
Net realized and unrealized gain (loss)	.46	(.04) H	(.49)
Total from investment operations	.55	.24	(.46)
Distributions from net investment income	(.15)	-	-
Distributions from net realized gain	(.06)	(.03)	-
Total distributions	(.21)	(.03)	-
Redemption fees added to paid in capital D	- K	.04	-
Net asset value, end of period	$ 10.13	$ 9.79	$ 9.54
Total Return B,C	5.64%	2.99%	(4.60)%
Ratios to Average Net Assets E,J
Expenses before reductions	.28% A	.28%	.28% A
Expenses net of fee waivers, if any	.14% A	.15%	.15% A
Expenses net of all reductions	.14% A	.15%	.15% A
Net investment income (loss)	1.75% A	2.99%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 690	$ 517	$ 4,771
Portfolio turnover rate F	24% A	62%	-% G,L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.28	.03
Net realized and unrealized gain (loss)	.46	(.04) H	(.49)
Total from investment operations	.55	.24	(.46)
Distributions from net investment income	(.15)	-	-
Distributions from net realized gain	(.06)	(.03)	-
Total distributions	(.21)	(.03)	-
Redemption fees added to paid in capital D	- K	.04	-
Net asset value, end of period	$ 10.13	$ 9.79	$ 9.54
Total Return B,C	5.68%	2.99%	(4.60)%
Ratios to Average Net Assets E,J
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.11% A	.12%	.12% A
Expenses net of all reductions	.11% A	.12%	.12% A
Net investment income (loss)	1.78% A	3.02%	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 80	$ 4,771
Portfolio turnover rate F	24% A	62%	-% G,L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.3	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.1	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0	0.9
Novartis AG (Switzerland, Pharmaceuticals)	1.0	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.9	0.7
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	0.9	0.9
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	0.9	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.9
Sanofi SA (France, Pharmaceuticals)	0.7	0.7
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.7	0.7
	9.3
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.3	25.2
Consumer Staples	10.7	9.9
Industrials	9.5	9.9
Consumer Discretionary	9.5	8.2
Energy	9.3	10.3
Materials	8.4	10.5
Health Care	7.4	6.9
Information Technology	6.0	5.8
Telecommunication Services	5.6	5.2
Utilities	3.4	3.3
Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan 14.9%
United Kingdom 13.9%
Canada 7.1%
Australia 6.2%
Switzerland 6.1%
France 6.0%
Germany 5.6%
Korea (South) 3.1%
Hong Kong 2.7%
Other 34.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 14.4%
Japan 12.7%
Canada 7.8%
Australia 5.9%
France 5.8%
Switzerland 5.7%
Germany 5.6%
Korea (South) 3.4%
Brazil 2.8%
Other 35.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan Global ex U.S. Index Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 6.2%
AGL Energy Ltd.	7,289	$ 119,922
ALS Ltd.	4,623	46,920
Alumina Ltd. (a)	28,267	28,267
Amcor Ltd.	15,763	161,617
AMP Ltd.	38,308	214,455
APA Group unit	10,188	68,758
Asciano Ltd.	13,297	74,439
ASX Ltd.	2,315	90,263
Australia & New Zealand Banking Group Ltd.	35,286	1,164,739
Bendigo & Adelaide Bank Ltd.	5,299	60,758
BHP Billiton Ltd.	41,797	1,405,172
Boral Ltd.	10,373	53,768
Brambles Ltd.	20,447	184,841
Caltex Australia Ltd.	1,610	35,952
CFS Retail Property Trust unit	26,108	59,546
Coca-Cola Amatil Ltd.	7,499	117,702
Cochlear Ltd.	739	50,549
Commonwealth Bank of Australia	20,852	1,587,788
Computershare Ltd.	5,673	58,400
Crown Ltd.	5,028	67,242
CSL Ltd.	6,518	425,434
DEXUS Property Group unit	59,600	71,364
Echo Entertainment Group Ltd.	9,004	33,791
Federation Centres unit	16,171	43,588
Flight Centre Ltd.	669	26,473
Fortescue Metals Group Ltd.	18,207	66,063
Goodman Group unit	22,377	120,863
Harvey Norman Holdings Ltd.	5,660	17,603
Iluka Resources Ltd.	5,621	52,154
Incitec Pivot Ltd.	22,052	66,069
Insurance Australia Group Ltd.	26,982	162,798
Leighton Holdings Ltd.	2,124	44,017
Lend Lease Group unit	7,246	80,979
Macquarie Group Ltd.	4,232	171,939
Metcash Ltd.	10,425	44,203
Mirvac Group unit	45,773	83,992
National Australia Bank Ltd.	30,130	1,062,016
Newcrest Mining Ltd.	10,022	174,653
Orica Ltd.	4,772	113,042
Origin Energy Ltd.	14,289	182,501
OZ Minerals Ltd.	4,676	20,845
Qantas Airways Ltd. (a)	13,120	25,843
Common Stocks - continued
	Shares	Value
Australia - continued
QBE Insurance Group Ltd.	15,605	$ 216,296
QR National Ltd.	23,766	102,249
Ramsay Health Care Ltd.	1,750	58,037
Rio Tinto Ltd.	5,730	331,468
Santos Ltd.	12,638	161,807
Sims Metal Management Ltd.	1,953	19,592
Sonic Healthcare Ltd.	4,598	63,207
SP AusNet unit	24,677	32,106
Stockland Corp. Ltd. unit	28,908	115,980
Suncorp-Metway Ltd.	16,765	225,596
Sydney Airport unit	845	3,031
Tabcorp Holdings Ltd.	10,543	37,708
Tatts Group Ltd.	17,426	59,074
Telstra Corp. Ltd.	56,490	291,645
The GPT Group unit	18,996	80,742
Toll Holdings Ltd.	9,209	54,418
Transurban Group unit	17,369	122,804
Treasury Wine Estates Ltd.	9,058	54,840
Wesfarmers Ltd.	13,016	585,221
Westfield Group unit	27,849	336,348
Westfield Retail Trust unit	37,851	129,492
Westpac Banking Corp.	39,992	1,401,338
Whitehaven Coal Ltd.	4,257	8,606
Woodside Petroleum Ltd.	8,592	340,367
Woolworths Ltd.	15,935	601,486
WorleyParsons Ltd.	2,789	65,836
TOTAL AUSTRALIA		14,240,622
Austria - 0.2%
Andritz AG	905	58,972
Erste Group Bank AG	2,820	88,388
IMMOFINANZ Immobilien Anlagen AG	12,464	50,967
OMV AG	1,932	90,770
Osterreichische Elektrizitatswirtschafts AG	923	20,208
Raiffeisen International Bank-Holding AG	563	19,867
Telekom Austria AG	3,580	24,545
Vienna Insurance Group AG	434	22,999
Voestalpine AG	1,483	46,297
TOTAL AUSTRIA		423,013
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	18,933	77,612
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.6%
Experian PLC	13,239	$ 232,794
Glencore International PLC (d)	51,160	251,878
Petrofac Ltd.	3,390	71,089
Randgold Resources Ltd.	1,132	91,582
Shire PLC	7,354	229,239
Wolseley PLC	3,596	177,797
WPP PLC	16,440	271,792
TOTAL BAILIWICK OF JERSEY		1,326,171
Belgium - 0.8%
Ageas	2,972	108,887
Anheuser-Busch InBev SA NV	10,421	1,001,151
Belgacom SA	2,024	46,646
Colruyt NV	1,046	52,794
Delhaize Group SA	1,261	78,905
Groupe Bruxelles Lambert SA	1,038	80,379
KBC Groupe SA	3,066	120,326
Solvay SA Class A	770	112,864
Telenet Group Holding NV	661	35,686
UCB SA	1,425	84,224
Umicore SA	1,498	69,344
TOTAL BELGIUM		1,791,206
Bermuda - 0.4%
Brilliance China Automotive Holdings Ltd. (a)	30,000	36,726
Cheung Kong Infrastructure Holdings Ltd.	6,000	43,530
China Foods Ltd.	6,000	3,062
China Gas Holdings Ltd.	44,000	43,375
China Resources Gas Group Ltd.	12,000	33,633
Cosco Pacific Ltd.	24,113	31,943
Credicorp Ltd. (NY Shares)	880	132,519
First Pacific Co. Ltd.	26,000	35,984
GOME Electrical Appliances Holdings Ltd. (a)	174,000	17,489
Haier Electronics Group Co. Ltd.	11,000	19,647
Huabao International Holdings Ltd.	24,000	11,010
Kerry Properties Ltd.	8,500	38,446
Kunlun Energy Co. Ltd.	42,000	82,158
Li & Fung Ltd.	76,000	98,328
Nine Dragons Paper (Holdings) Ltd.	22,000	19,080
Noble Group Ltd.	54,000	49,322
NWS Holdings Ltd.	17,526	31,302
Orient Overseas International Ltd.	2,500	14,852
Common Stocks - continued
	Shares	Value
Bermuda - continued
Seadrill Ltd.	4,597	$ 175,940
Shangri-La Asia Ltd.	20,000	38,659
Sihuan Pharmaceutical Holdings Group Ltd.	18,000	10,090
Yue Yuen Industrial (Holdings) Ltd.	8,500	29,410
TOTAL BERMUDA		996,505
Brazil - 1.3%
All America Latina Logistica SA	5,200	26,276
Anhanguera Educacional Participacoes SA	1,700	30,597
Banco Bradesco SA	8,250	141,187
Banco do Brasil SA	7,500	94,465
Banco Santander SA (Brasil) unit	10,500	77,199
BM&F Bovespa SA	23,100	160,369
BR Malls Participacoes SA	5,500	64,876
BR Properties SA	2,200	24,389
Brasil Foods SA	8,500	210,891
CCR SA	11,600	113,521
Centrais Eletricas Brasileiras SA (Electrobras)	4,700	12,685
Cetip SA - Mercados Organizado	2,700	31,875
Cia.Hering SA	1,700	34,565
Cielo SA	4,632	122,170
Companhia Brasileira de Distribuicao Grupo Pao de Acucar rights (a)	1	3
Companhia de Bebidas das Americas (AmBev)	1,800	73,835
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	4,200	59,198
Companhia de Saneamento de Minas Gerais	900	20,737
Companhia Siderurgica Nacional SA (CSN)	9,800	38,940
Cosan SA Industria e Comercio	1,700	40,105
CPFL Energia SA	3,300	35,330
Cyrela Brazil Realty SA	4,400	39,673
Diagnosticos da America SA	2,800	15,408
Drogasil SA	2,300	24,727
Duratex SA	3,740	28,096
Ecorodovias Infraestrutura e Logistica SA	1,800	15,582
Embraer SA	7,200	62,796
Energias do Brasil SA	2,400	14,635
Fibria Celulose SA (a)	2,900	30,888
Hypermarcas SA	4,100	32,726
JBS SA	5,500	17,346
Kroton Educacional SA	2,400	33,515
Light SA	500	4,998
Localiza Rent A Car SA	1,600	28,421
Common Stocks - continued
	Shares	Value
Brazil - continued
Lojas Americanas SA	1,200	$ 9,608
Lojas Renner SA	1,800	68,329
MPX Mineracao e Energia SA (a)	1,400	5,983
MRV Engenharia e Participacoes SA	4,700	20,226
Multiplan Empreendimentos Imobiliarios SA	1,100	31,399
Multiplus SA	400	6,594
Natura Cosmeticos SA	2,100	52,596
Obrascon Huarte Lain Brasil SA	1,300	14,392
Odontoprev SA	4,300	21,427
OGX Petroleo e Gas Participacoes SA (a)	14,600	14,740
Oi SA	2,933	8,546
PDG Realty SA Empreendimentos e Participacoes	18,000	20,332
Petroleo Brasileiro SA - Petrobras (ON)	38,800	371,177
Porto Seguro SA	1,200	14,886
Qualicorp SA (a)	2,600	25,315
Souza Cruz SA	5,000	76,796
Sul America SA unit	1,553	11,604
TIM Participacoes SA	11,900	49,723
Totvs SA	1,600	30,085
Tractebel Energia SA	1,900	33,798
Ultrapar Participacoes SA	4,200	111,783
Vale SA	17,000	290,166
Weg SA	2,600	34,411
TOTAL BRAZIL		3,085,940
Canada - 6.9%
Agnico Eagle Mines Ltd. (Canada)	2,316	74,759
Agrium, Inc.	1,940	177,834
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,810	109,971
ARC Resources Ltd.	3,724	104,092
Athabasca Oil Corp. (a)	4,652	33,662
Bank of Montreal	8,433	528,941
Bank of Nova Scotia	15,330	883,934
Barrick Gold Corp.	13,005	256,369
Baytex Energy Corp.	1,641	64,845
BCE, Inc.	3,223	150,969
Bell Aliant, Inc.	894	23,906
Bombardier, Inc. Class B (sub. vtg.)	19,114	75,891
Bonavista Energy Corp.	2,462	38,979
Brookfield Asset Management, Inc. Class A	7,313	282,299
Brookfield Properties Corp.	3,617	66,599
CAE, Inc.	4,022	43,476
Common Stocks - continued
	Shares	Value
Canada - continued
Cameco Corp.	5,176	$ 100,905
Canadian Imperial Bank of Commerce	5,242	419,225
Canadian National Railway Co.	5,613	549,516
Canadian Natural Resources Ltd.	14,209	416,771
Canadian Oil Sands Ltd.	6,225	122,282
Canadian Pacific Railway Ltd.	2,246	279,922
Canadian Tire Ltd. Class A (non-vtg.)	1,066	78,512
Canadian Utilities Ltd. Class A (non-vtg.)	757	62,306
Catamaran Corp. (a)	2,654	153,242
Cenovus Energy, Inc.	9,759	292,058
Centerra Gold, Inc.	1,711	7,150
CGI Group, Inc. Class A (sub. vtg.) (a)	2,699	85,461
CI Financial Corp.	2,069	57,935
Crescent Point Energy Corp.	4,797	183,224
Dollarama, Inc.	920	67,394
Eldorado Gold Corp.	8,756	69,269
Empire Co. Ltd. Class A (non-vtg.)	455	30,937
Enbridge, Inc.	9,827	467,623
Encana Corp.	9,536	175,774
Enerplus Corp.	2,628	37,094
Finning International, Inc.	2,237	48,273
First Quantum Minerals Ltd.	6,991	122,062
Fortis, Inc.	2,419	83,919
Franco-Nevada Corp.	1,980	86,201
George Weston Ltd.	700	53,925
Gildan Activewear, Inc.	1,518	61,039
Goldcorp, Inc.	10,535	311,831
Great-West Lifeco, Inc.	3,812	103,525
H&R REIT/H&R Finance Trust	1,084	26,631
Husky Energy, Inc.	4,415	127,614
IAMGOLD Corp.	5,481	29,433
IGM Financial, Inc.	1,299	57,881
Imperial Oil Ltd.	3,824	152,133
Industrial Alliance Insurance and Financial Services, Inc.	1,293	47,770
Intact Financial Corp.	1,767	107,691
Kinross Gold Corp.	14,769	80,482
Loblaw Companies Ltd.	1,456	61,784
Magna International, Inc. Class A (sub. vtg.)	2,887	173,658
Manulife Financial Corp.	23,643	349,441
MEG Energy Corp. (a)	1,833	52,436
Metro, Inc. Class A (sub. vtg.)	1,233	83,616
National Bank of Canada	2,079	157,145
Common Stocks - continued
	Shares	Value
Canada - continued
New Gold, Inc. (a)	5,938	$ 47,624
Onex Corp. (sub. vtg.)	1,224	61,051
Open Text Corp.	826	53,973
Osisko Mining Corp. (a)	6,091	25,695
Pacific Rubiales Energy Corp.	3,898	82,413
Pan American Silver Corp.	1,787	23,588
Pembina Pipeline Corp.	3,904	128,151
Pengrowth Energy Corp.	6,413	32,719
Penn West Petroleum Ltd.	5,920	54,649
Potash Corp. of Saskatchewan, Inc.	11,190	470,947
Power Corp. of Canada (sub. vtg.)	4,673	125,841
Power Financial Corp.	3,159	93,317
Research In Motion Ltd. (a)	6,136	99,955
RioCan (REIT)	1,892	55,420
Ritchie Brothers Auctioneers, Inc.	1,100	22,274
Rogers Communications, Inc. Class B (non-vtg.)	4,915	242,420
Royal Bank of Canada	18,794	1,133,852
Saputo, Inc.	1,646	84,747
Shaw Communications, Inc. Class B	4,844	110,300
Shoppers Drug Mart Corp.	2,734	122,446
Silver Wheaton Corp.	4,580	111,971
SNC-Lavalin Group, Inc.	1,947	84,030
Sun Life Financial, Inc.	7,744	218,457
Suncor Energy, Inc.	19,893	620,219
Talisman Energy, Inc.	13,361	160,207
Teck Resources Ltd. Class B (sub. vtg.)	7,482	199,035
TELUS Corp.	3,220	115,862
The Toronto-Dominion Bank	11,942	978,996
Thomson Reuters Corp.	4,788	160,400
Tim Hortons, Inc.	371	20,101
Tim Hortons, Inc. (Canada)	1,601	86,736
Tourmaline Oil Corp. (a)	1,698	67,367
TransAlta Corp.	3,465	50,937
TransCanada Corp.	9,111	451,639
Turquoise Hill Resources Ltd. (a)	5,838	41,143
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,678	279,286
Vermilion Energy, Inc.	1,173	60,196
Yamana Gold, Inc.	9,733	120,473
TOTAL CANADA		15,850,053
Cayman Islands - 0.8%
Agile Property Holdings Ltd.	16,000	20,701
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Airtac International Group	1,000	$ 5,307
Anta Sports Products Ltd.	13,000	10,889
ASM Pacific Technology Ltd.	2,400	24,742
Belle International Holdings Ltd.	60,000	97,885
Bosideng International Holdings Ltd.	26,000	6,835
Chailease Holding Co. Ltd.	7,000	21,078
China Mengniu Dairy Co. Ltd.	17,000	47,866
China Resources Cement Holdings Ltd.	28,000	16,129
China Resources Land Ltd.	26,000	78,736
China Shanshui Cement Group Ltd.	30,000	16,971
China State Construction International Holdings Ltd.	22,000	32,035
Country Garden Holdings Co. Ltd.	56,638	32,114
Daphne Interl Holdings Ltd.	14,000	14,577
ENN Energy Holdings Ltd.	10,000	57,860
Evergrande Real Estate Group Ltd.	92,000	37,582
GCL-Poly Energy Holdings Ltd.	119,000	24,076
Geely Automobile Holdings Ltd.	65,000	32,667
Golden Eagle Retail Group Ltd. (H Shares)	7,000	12,322
Greentown China Holdings Ltd.	9,000	17,489
Hengan International Group Co. Ltd.	9,500	98,181
Intime Department Store Group Co. Ltd.	14,000	16,598
Kingboard Chemical Holdings Ltd.	7,000	19,033
Lee & Man Paper Manufacturing Ltd.	25,000	18,589
Longfor Properties Co. Ltd.	17,000	28,391
MGM China Holdings Ltd.	14,000	33,015
MStar Semiconductor, Inc.	3,000	25,636
Parkson Retail Group Ltd.	12,000	6,495
Sands China Ltd.	31,200	163,636
Shimao Property Holdings Ltd.	15,500	33,396
Shui On Land Ltd.	27,003	8,978
SOHO China Ltd.	22,500	19,426
Tencent Holdings Ltd.	13,300	456,236
Tingyi (Cayman Islands) Holding Corp.	26,000	71,867
TPK Holding Co. Ltd.	3,295	66,928
Uni-President China Holdings Ltd.	14,000	15,227
Want Want China Holdings Ltd.	78,000	123,632
Wynn Macau Ltd.	20,400	61,909
Yingde Gases Group Co. Ltd.	13,000	12,514
Zhen Ding Technology Holding Ltd.	1,050	2,567
Zhongsheng Group Holdings Ltd. Class H	7,000	9,724
TOTAL CAYMAN ISLANDS		1,899,839
Common Stocks - continued
	Shares	Value
Chile - 0.4%
AES Gener SA	31,873	$ 23,146
Aguas Andinas SA	28,561	22,742
Banco de Chile	215,568	33,620
Banco de Chile (a)	5,650	847
Banco de Credito e Inversiones	437	31,363
Banco Santander Chile	893,617	59,676
CAP SA	875	27,591
Cencosud SA	15,596	88,075
Colbun SA	111,896	34,451
Compania Cervecerias Unidas SA	1,663	28,779
Compania de Petroleos de Chile SA (COPEC)	5,889	84,405
CorpBanca SA	1,467,238	20,095
E-CL SA	5,997	12,517
Empresa Nacional de Electricidad SA	46,152	81,828
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,627	31,369
Empresas CMPC SA	15,604	57,651
Enersis SA	251,545	94,807
LATAM Airlines Group SA	3,534	73,013
SACI Falabella	6,544	74,826
Vina Concha y Toro SA	3,049	5,963
TOTAL CHILE		886,764
China - 2.2%
Agricultural Bank of China Ltd. (H Shares)	279,000	133,385
Air China Ltd. (H Shares)	30,000	24,278
Aluminum Corp. of China Ltd. (H Shares) (a)	60,000	22,904
Angang Steel Co. Ltd. (H Shares) (a)	12,000	7,067
Anhui Conch Cement Co. Ltd. (H Shares)	16,000	57,937
AviChina Industry & Technology Co. Ltd.	24,000	11,598
Bank Communications Co. Ltd. (H Shares)	111,000	88,255
Bank of China Ltd. (H Shares)	989,000	462,629
BBMG Corp. (H Shares)	12,000	9,634
Beijing Capital International Airport Co. Ltd. (H Shares)	22,000	15,252
BYD Co. Ltd. (H Shares) (a)	6,500	23,202
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	20,400	20,426
China BlueChemical Ltd. (H Shares)	20,000	12,190
China CITIC Bank Corp. Ltd. (H Shares)	99,000	55,750
China Coal Energy Co. Ltd. (H Shares)	54,000	41,543
China Communications Construction Co. Ltd. (H Shares)	57,000	54,575
China Communications Services Corp. Ltd. (H Shares)	32,000	23,422
China Construction Bank Corp. (H Shares)	942,000	789,031
Common Stocks - continued
	Shares	Value
China - continued
China Cosco Holdings Co. Ltd. (H Shares) (a)	42,500	$ 17,964
China International Marine Containers (Group) Ltd. (H Shares) (a)	8,000	12,783
China Life Insurance Co. Ltd. (H Shares)	98,000	271,066
China Longyuan Power Grid Corp. Ltd. (H Shares)	33,000	30,235
China Merchants Bank Co. Ltd. (H Shares)	50,500	107,636
China Minsheng Banking Corp. Ltd. (H Shares)	67,500	86,722
China National Building Materials Co. Ltd. (H Shares)	36,000	42,494
China Oilfield Services Ltd. (H Shares)	18,000	35,489
China Pacific Insurance Group Co. Ltd. (H Shares)	35,000	125,835
China Petroleum & Chemical Corp. (H Shares)	258,000	284,720
China Railway Construction Corp. Ltd. (H Shares)	23,000	23,207
China Railway Group Ltd. (H Shares)	46,000	24,244
China Shenhua Energy Co. Ltd. (H Shares)	44,000	155,641
China Shipping Container Lines Co. Ltd. (H Shares) (a)	42,000	10,013
China Shipping Development Co. Ltd. (H Shares)	12,000	5,149
China Southern Airlines Ltd. (H Shares)	26,000	13,670
China Telecom Corp. Ltd. (H Shares)	180,000	92,224
China Vanke Co. Ltd. (B Shares)	19,300	39,097
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	31,000	16,858
CITIC Securities Co. Ltd. (H Shares)	14,500	32,886
CSR Corp. Ltd. (H Shares)	30,000	19,755
Datang International Power Generation Co. Ltd. (H Shares)	42,000	18,510
Dongfang Electric Corp. Ltd. (H Shares)	2,200	3,090
Dongfeng Motor Group Co. Ltd. (H Shares)	36,000	53,628
Great Wall Motor Co. Ltd. (H Shares)	14,000	60,708
Guangzhou Automobile Group Co. Ltd. (H Shares)	28,000	23,092
Guangzhou R&F Properties Co. Ltd. (H Shares)	11,200	20,264
Haitong Securities Co. Ltd. (H Shares) (a)	12,000	17,474
Huaneng Power International, Inc. (H Shares)	42,000	48,664
Industrial & Commercial Bank of China Ltd. (H Shares)	852,000	599,463
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	8,500	44,285
Jiangsu Expressway Co. Ltd. (H Shares)	12,000	13,144
Jiangxi Copper Co. Ltd. (H Shares)	19,000	36,824
New China Life Insurance Co. Ltd. (H Shares)	7,200	26,768
People's Insurance Co. of China Group	41,000	21,451
PetroChina Co. Ltd. (H Shares)	276,000	351,798
PICC Property & Casualty Co. Ltd. (H Shares)	36,601	46,977
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	25,000	197,967
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	16,000	15,361
Shanghai Electric Group Co. Ltd. (H Shares)	40,000	14,020
Shanghai Pharma Holding Co. Ltd. (H Shares)	10,000	20,592
Common Stocks - continued
	Shares	Value
China - continued
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	24,000	$ 8,258
Sinopharm Group Co. Ltd. (H Shares)	9,600	28,515
Tsingtao Brewery Co. Ltd. (H Shares)	4,000	26,829
Weichai Power Co. Ltd. (H Shares)	5,400	18,823
Wumart Stores, Inc. (H Shares)	9,000	15,773
Yanzhou Coal Mining Co. Ltd. (H Shares)	28,000	29,264
Zhaojin Mining Industry Co. Ltd. (H Shares)	15,000	16,662
Zhejiang Expressway Co. Ltd. (H Shares)	14,000	11,005
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	6,000	16,585
Zijin Mining Group Co. Ltd. (H Shares)	68,000	20,067
ZTE Corp. (H Shares)	6,000	10,113
TOTAL CHINA		5,136,740
Colombia - 0.2%
Almacenes Exito SA	2,717	44,542
BanColombia SA	2,680	44,053
Cementos Argos SA	6,155	27,485
Corp. Financiera Colombiana SA	966	18,684
Corp. Financiera Colombiana SA (RFD) (a)	25	459
Ecopetrol SA	63,530	152,813
Grupo de Inversiones Suramerica	2,776	58,560
Interconexion Electrica SA ESP	5,906	27,183
Inversiones Argos SA	3,506	39,035
Isagen SA	8,390	11,677
TOTAL COLOMBIA		424,491
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	2,096	60,664
Komercni Banka A/S	222	42,435
Telefonica Czech Rep A/S	1,339	19,346
TOTAL CZECH REPUBLIC		122,445
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A	7	47,853
Series B	18	128,074
Carlsberg A/S Series B	1,390	129,029
Coloplast A/S Series B	1,487	80,902
Danske Bank A/S (a)	8,521	161,055
DSV de Sammensluttede Vognmaend A/S	2,456	61,822
Novo Nordisk A/S Series B	5,303	933,460
Novozymes A/S Series B	3,169	109,438
TDC A/S	8,882	72,046
Common Stocks - continued
	Shares	Value
Denmark - continued
Tryg A/S	300	$ 25,977
William Demant Holding A/S (a)	310	24,806
TOTAL DENMARK		1,774,462
Egypt - 0.1%
Commercial International Bank Ltd.	8,423	37,121
EFG-Hermes Holding SAE (a)	8,064	11,641
Egyptian Kuwaiti Holding	5,229	6,118
Orascom Construction Industries SAE (a)	1,137	36,350
Orascom Telecom Holding SAE (a)	35,582	24,117
Talaat Moustafa Group Holding (a)	7,067	4,026
Telecom Egypt SAE	2,364	4,313
TOTAL EGYPT		123,686
Finland - 0.5%
Elisa Corp. (A Shares)	1,689	32,030
Fortum Corp.	5,852	108,743
Kesko Oyj	845	25,372
Kone Oyj (B Shares)	2,015	177,928
Metso Corp.	1,708	70,157
Neste Oil Oyj	1,944	30,287
Nokia Corp. (d)	48,725	163,701
Nokian Tyres PLC	1,463	63,427
Orion Oyj (B Shares)	1,151	33,045
Pohjola Bank PLC (A Shares)	1,620	27,564
Sampo Oyj (A Shares)	5,413	215,998
Stora Enso Oyj (R Shares)	7,671	53,290
UPM-Kymmene Corp.	6,817	71,283
Wartsila Corp.	2,168	106,411
TOTAL FINLAND		1,179,236
France - 6.0%
Accor SA	1,827	60,392
Aeroports de Paris	373	33,762
Air Liquide SA	3,305	418,364
Air Liquide SA	745	94,306
Alstom SA	2,824	115,886
Arkema SA	816	76,449
Atos Origin SA	746	51,922
AXA SA	22,901	428,717
BIC SA	407	43,432
BNP Paribas SA	13,021	725,532
Bouygues SA	2,563	71,524
Common Stocks - continued
	Shares	Value
France - continued
Bureau Veritas SA	717	$ 87,863
Cap Gemini SA	2,080	95,669
Carrefour SA	7,831	232,043
Casino Guichard Perrachon SA	751	81,170
Christian Dior SA	712	124,100
CNP Assurances	2,005	28,398
Compagnie de St. Gobain	5,204	208,721
Compagnie Generale de Geophysique SA (a)	2,094	45,299
Credit Agricole SA (a)	13,012	119,113
Danone SA	7,516	574,194
Dassault Systemes SA	788	96,096
Edenred SA	2,222	73,976
EDF SA	2,470	55,201
EDF SA	648	14,482
Essilor International SA	2,623	295,141
Eurazeo SA	370	19,598
Eutelsat Communications	1,761	63,579
Fonciere Des Regions	323	25,693
France Telecom SA	24,129	257,683
GDF Suez	17,220	369,649
Gecina SA	264	31,746
Groupe Eurotunnel SA	7,375	61,742
ICADE	331	30,514
Iliad SA	299	68,358
Imerys	476	31,187
JCDecaux SA	812	22,318
Klepierre SA	1,311	55,594
L'Oreal SA	2,562	456,843
L'Oreal SA (a)	597	106,454
Lafarge SA (a)	449	29,007
Lafarge SA (Bearer)	1,975	127,591
Lagardere S.C.A. (Reg.)	1,521	56,527
Legrand SA	3,047	141,991
LVMH Moet Hennessy - Louis Vuitton SA	3,287	569,239
Michelin CGDE Series B	2,380	201,005
Natixis SA	13,249	58,103
Pernod Ricard SA	2,753	340,803
Peugeot Citroen SA (a)	2,622	20,994
PPR SA	981	215,817
Publicis Groupe SA	2,306	160,408
Remy Cointreau SA	331	38,539
Renault SA	2,506	172,670
Common Stocks - continued
	Shares	Value
France - continued
Rexel SA	1,936	$ 42,591
Safran SA	2,964	145,559
Sanofi SA	15,460	1,671,467
Schneider Electric SA	6,842	521,712
SCOR SE	2,272	68,953
Societe Generale Series A	9,126	331,470
Sodexo SA	1,219	101,796
Suez Environnement SA	3,895	55,937
Technip SA	1,322	141,892
Thales SA	1,070	46,473
Total SA	27,578	1,388,196
Unibail-Rodamco	1,199	313,436
Vallourec SA	1,400	67,287
Veolia Environnement SA	4,457	61,651
VINCI SA	6,057	291,631
Vivendi SA	17,158	388,655
Wendel SA	454	49,183
Zodiac Aerospace	461	57,779
TOTAL FRANCE		13,731,072
Germany - 5.2%
adidas AG	2,720	284,061
Allianz AG	5,907	871,662
Axel Springer Verlag	408	17,194
BASF AG	11,930	1,114,239
Bayer AG	10,733	1,119,761
Bayerische Motoren Werke AG (BMW)	4,353	401,574
Beiersdorf AG	1,340	121,289
Brenntag AG	664	113,198
Celesio AG	1,162	22,993
Commerzbank AG (a)(d)	4,924	66,241
Continental AG	1,439	170,861
Daimler AG (Germany)	11,790	652,360
Deutsche Bank AG	12,098	556,907
Deutsche Boerse AG	2,492	155,559
Deutsche Lufthansa AG	2,974	59,454
Deutsche Post AG	11,751	278,868
Deutsche Telekom AG	36,297	429,352
E.ON AG	23,413	424,272
Fraport AG Frankfurt Airport Services Worldwide	481	28,746
Fresenius Medical Care AG & Co. KGaA	2,755	189,808
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius SE & Co. KGaA	1,620	$ 203,148
GEA Group AG	2,302	77,867
Hannover Reins Corp.	772	65,190
HeidelbergCement Finance AG	1,812	130,460
Henkel AG & Co. KGaA	1,682	131,688
Hochtief AG	395	27,414
Hugo Boss AG	351	40,844
Infineon Technologies AG	13,953	110,161
K&S AG	2,233	98,721
Kabel Deutschland Holding AG	1,144	108,731
Lanxess AG	1,080	78,653
Linde AG	2,404	454,630
MAN SE	528	59,139
Merck KGaA	840	127,881
Metro AG	1,775	55,342
Muenchener Rueckversicherungs AG	2,323	464,551
RWE AG	6,471	232,948
Salzgitter AG	615	24,071
SAP AG	11,932	951,242
Siemens AG	10,848	1,133,475
Suedzucker AG (Bearer)	1,114	44,907
Thyssenkrupp AG (a)	4,981	90,098
United Internet AG	1,380	37,838
Volkswagen AG	390	75,809
TOTAL GERMANY		11,903,207
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	2,580	63,640
Greek Organization of Football Prognostics SA	3,327	32,817
Hellenic Telecommunications Organization SA (a)	3,000	26,076
TOTAL GREECE		122,533
Hong Kong - 2.7%
AIA Group Ltd.	156,800	696,090
Bank of East Asia Ltd.	15,887	65,307
Beijing Enterprises Holdings Ltd.	6,000	44,883
BOC Hong Kong (Holdings) Ltd.	48,500	166,872
Cathay Pacific Airways Ltd.	17,000	29,881
Cheung Kong Holdings Ltd.	18,000	270,923
China Agri-Industries Holdings Ltd.	26,609	13,064
China Everbright Ltd.	8,000	12,721
China Insurance International Holdings Co. Ltd. (a)	10,200	17,376
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Merchant Holdings International Co. Ltd.	14,121	$ 44,673
China Mobile Ltd.	78,500	863,391
China Overseas Land and Investment Ltd.	54,000	164,920
China Resources Enterprise Ltd.	14,000	47,989
China Resources Power Holdings Co. Ltd.	24,000	78,555
China Unicom Ltd.	60,000	86,514
CITIC Pacific Ltd.	17,000	20,570
CLP Holdings Ltd.	23,000	202,728
CNOOC Ltd.	234,000	438,298
Dah Chong Hong Holdings Ltd.	9,000	8,292
Far East Horizon Ltd.	14,000	9,526
Fosun International Ltd.	18,000	12,804
Franshion Properties China Ltd.	42,000	14,343
Fushan International Energy Group Ltd.	36,000	14,056
Galaxy Entertainment Group Ltd. (a)	27,000	120,906
Guangdong Investment Ltd.	28,000	27,097
Hang Lung Properties Ltd.	29,000	112,859
Hang Seng Bank Ltd.	10,000	167,265
Henderson Land Development Co. Ltd.	12,124	87,804
HKT Trust / HKT Ltd. unit	32,000	33,608
Hong Kong & China Gas Co. Ltd.	67,200	202,202
Hong Kong Exchanges and Clearing Ltd.	14,296	240,596
Hopewell Holdings Ltd.	8,000	30,927
Hutchison Whampoa Ltd.	28,000	304,169
Hysan Development Co. Ltd.	8,020	39,738
Lenovo Group Ltd.	80,000	73,091
Link (REIT)	29,828	168,932
Mmg Ltd. (a)	12,000	3,603
MTR Corp. Ltd.	19,000	78,349
New World Development Co. Ltd.	48,130	83,978
PCCW Ltd.	61,000	31,050
Poly (Hong Kong) Investments Ltd.	18,000	12,549
Power Assets Holdings Ltd.	18,000	175,821
Shanghai Industrial Holdings Ltd.	8,000	25,360
Shui On Land Ltd. rights 5/13/13 (a)	9,001	951
Sino Land Ltd.	40,600	66,759
Sino-Ocean Land Holdings Ltd.	45,189	29,815
SJM Holdings Ltd.	25,000	63,014
Sun Art Retail Group Ltd.	33,500	46,795
Sun Hung Kai Properties Ltd.	20,333	293,984
Swire Pacific Ltd. (A Shares)	9,000	114,411
Swire Properties Ltd.	15,400	54,971
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Wharf Holdings Ltd.	20,000	$ 178,476
Wheelock and Co. Ltd.	12,000	66,803
Wing Hang Bank Ltd.	2,006	21,081
Yuexiu Property Co. Ltd.	66,000	19,561
TOTAL HONG KONG		6,300,301
Hungary - 0.0%
Magyar Telekom PLC	4,429	8,185
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	598	42,469
OTP Bank PLC	2,952	61,517
TOTAL HUNGARY		112,171
India - 1.5%
ACC Ltd.	699	16,058
Adani Enterprises Ltd. (a)	2,110	8,572
Aditya Birla Nuvo Ltd.	252	4,921
Ambuja Cements Ltd.	7,380	25,645
Asian Paints India Ltd.	352	30,694
Axis Bank Ltd.	3,732	103,767
Bajaj Auto Ltd.	996	34,886
Bank of Baroda	1,438	18,722
Bank of India	1,387	8,474
Bharat Heavy Electricals Ltd.	8,657	31,082
Bharat Petroleum Corp. Ltd.	2,882	22,238
Bharti Airtel Ltd. (a)	7,415	44,026
Cairn India Ltd.	5,577	32,412
Canara Bank (a)	1,035	7,996
Cipla Ltd.	4,431	33,452
Coal India Ltd.	7,292	43,357
Dabur India Ltd.	4,247	11,692
Divi's Laboratories Ltd.	285	5,706
DLF Ltd.	6,217	27,585
Dr. Reddy's Laboratories Ltd.	1,416	53,602
GAIL India Ltd.	4,596	30,062
Godrej Consumer Products Ltd.	1,448	22,271
HCL Technologies Ltd.	2,523	33,903
HDFC Bank Ltd.	19,796	252,245
Hero Motocorp Ltd.	537	16,449
Hindalco Industries Ltd.	12,251	22,193
Hindustan Unilever Ltd.	11,021	119,848
Housing Development Finance Corp. Ltd. (a)	18,859	297,753
ICICI Bank Ltd.	5,453	118,835
Common Stocks - continued
	Shares	Value
India - continued
Idea Cellular Ltd. (a)	9,842	$ 24,337
Infosys Ltd.	5,592	232,446
Infrastructure Development Finance Co. Ltd.	12,313	35,080
ITC Ltd.	28,299	173,347
Jaiprakash Associates Ltd.	10,012	14,034
Jindal Steel & Power Ltd. (a)	4,441	25,193
JSW Steel Ltd. (a)	1,442	18,876
Kotak Mahindra Bank Ltd.	3,978	52,395
Larsen & Toubro Ltd.	2,711	76,364
LIC Housing Finance Ltd. (a)	3,677	16,688
Lupin Ltd.	1,772	23,191
Mahindra & Mahindra Ltd.	4,187	72,072
Mundra Port and SEZ Ltd. (a)	5,684	15,352
NTPC Ltd.	19,534	57,254
Oil & Natural Gas Corp. Ltd.	9,919	60,362
Piramal Enterprises Ltd.	1,061	11,088
Power Finance Corp. Ltd.	2,492	9,045
Power Grid Corp. of India Ltd.	16,276	34,016
Ranbaxy Laboratories Ltd. (a)	2,322	19,548
Reliance Capital Ltd.	1,117	7,342
Reliance Communication Ltd. (a)	7,409	13,380
Reliance Industries Ltd.	16,718	245,453
Reliance Infrastructure Ltd. (a)	924	6,457
Reliance Power Ltd. (a)	4,725	6,280
Rural Electrification Corp. Ltd.	4,073	17,025
Satyam Computer Services Ltd. (a)	7,922	16,276
Sesa Goa Ltd.	6,349	18,774
Shriram Transport Finance Co. Ltd.	1,468	20,384
Siemens India Ltd.	750	7,629
State Bank of India	1,818	76,679
Sterlite Industries (India) Ltd.	16,429	29,587
Sun Pharmaceutical Industries Ltd.	3,827	67,797
Tata Consultancy Services Ltd.	6,053	155,415
Tata Motors Ltd.	10,177	56,350
Tata Power Co. Ltd.	14,991	26,444
Tata Steel Ltd.	3,657	20,623
Titan Industries Ltd. (a)	1,836	9,258
Ultratech Cemco Ltd.	510	18,058
Unitech Ltd. (a)	18,169	9,104
United Breweries Ltd. (a)	502	6,871
United Spirits Ltd. (a)	1,215	50,038
Common Stocks - continued
	Shares	Value
India - continued
Wipro Ltd.	6,660	$ 43,246
Zee Entertainment Enterprises Ltd. (a)	7,288	31,753
TOTAL INDIA		3,409,357
Indonesia - 0.7%
PT Adaro Energy Tbk	182,000	23,025
PT Astra Agro Lestari Tbk	5,500	10,013
PT Astra International Tbk	262,000	198,066
PT Bank Central Asia Tbk	159,000	175,803
PT Bank Danamon Indonesia Tbk Series A	38,500	25,541
PT Bank Mandiri (Persero) Tbk	119,000	128,516
PT Bank Negara Indonesia (Persero) Tbk	103,500	57,485
PT Bank Rakyat Indonesia Tbk	142,500	137,773
PT Bumi Resources Tbk	176,500	12,163
PT Charoen Pokphand Indonesia Tbk	105,500	54,798
PT Global Mediacom Tbk	81,000	18,120
PT Gudang Garam Tbk	5,500	27,945
PT Indo Tambangraya Megah Tbk	5,000	18,899
PT Indocement Tunggal Prakarsa Tbk	21,000	57,022
PT Indofood Sukses Makmur Tbk	61,000	46,115
PT Indosat Tbk	20,000	12,342
PT Jasa Marga Tbk	23,000	15,850
PT Kalbe Farma Tbk	307,000	43,891
PT Media Nusantara Citra Tbk	67,500	21,696
PT Perusahaan Gas Negara Tbk Series B	148,000	95,140
PT Semen Gresik (Persero) Tbk	37,000	70,023
PT Tambang Batubbara Bukit Asam Tbk	13,500	21,175
PT Telkomunikasi Indonesia Tbk Series B	129,000	155,417
PT Unilever Indonesia Tbk	18,000	48,599
PT United Tractors Tbk	23,500	42,903
PT XL Axiata Tbk	33,500	17,573
TOTAL INDONESIA		1,535,893
Ireland - 0.2%
CRH PLC	9,305	200,370
Elan Corp. PLC (a)	6,623	76,662
James Hardie Industries PLC CDI	5,683	59,740
Kerry Group PLC Class A	1,956	115,686
Ryanair Holdings PLC sponsored ADR	420	18,203
TOTAL IRELAND		470,661
Isle of Man - 0.0%
Genting Singapore PLC	79,000	98,453
Common Stocks - continued
	Shares	Value
Israel - 0.3%
Bank Hapoalim BM (Reg.) (a)	14,856	$ 68,997
Bank Leumi le-Israel BM (a)	16,300	57,834
Bezeq Israeli Telecommunication Corp. Ltd.	26,585	38,561
Delek Group Ltd.	40	10,522
Israel Chemicals Ltd.	5,959	70,876
Israel Corp. Ltd. (Class A)	36	23,146
Mellanox Technologies Ltd. (a)	430	22,430
Mizrahi Tefahot Bank Ltd. (a)	1,312	13,409
NICE Systems Ltd. (a)	866	30,718
Teva Pharmaceutical Industries Ltd.	8,318	319,358
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,325	127,314
TOTAL ISRAEL		783,165
Italy - 1.3%
Assicurazioni Generali SpA	15,130	277,562
Atlantia SpA	4,327	77,328
Banca Monte dei Paschi di Siena SpA (a)	101,413	28,568
Banco Popolare Societa Cooperativa (a)	25,886	37,329
Enel Green Power SpA	24,499	52,235
Enel SpA	85,232	329,555
ENI SpA	32,918	785,634
EXOR SpA	970	29,381
Fiat Industrial SpA	11,035	124,544
Fiat SpA	11,371	68,017
Finmeccanica SpA (a)	4,624	24,066
Intesa Sanpaolo SpA	130,038	235,816
Intesa Sanpaolo SpA (Risparmio Shares)	13,492	21,144
Luxottica Group SpA	2,110	109,286
Mediobanca SpA	7,416	47,133
Pirelli & C SpA	2,843	29,522
Prysmian SpA	2,645	53,399
Saipem SpA	3,441	97,430
Snam Rete Gas SpA	22,316	109,739
Telecom Italia SpA	116,582	99,025
Terna SpA	16,882	79,015
UniCredit SpA	52,767	275,186
Unione di Banche Italiane SCPA	11,416	47,659
TOTAL ITALY		3,038,573
Japan - 14.9%
ABC-MART, Inc.	400	14,984
ACOM Co. Ltd. (a)	630	25,813
Common Stocks - continued
	Shares	Value
Japan - continued
Advantest Corp.	1,800	$ 26,969
AEON Co. Ltd.	7,700	109,012
AEON Financial Service Co. Ltd.	800	23,985
AEON Mall Co. Ltd.	800	25,757
Air Water, Inc.	2,000	32,385
Aisin Seiki Co. Ltd.	2,500	90,242
Ajinomoto Co., Inc.	9,000	123,520
Alfresa Holdings Corp.	600	35,696
All Nippon Airways Ltd.	13,000	28,314
Amada Co. Ltd.	4,000	32,097
Aozora Bank Ltd.	15,000	46,997
Asahi Glass Co. Ltd.	13,000	102,144
Asahi Group Holdings	5,000	124,338
Asahi Kasei Corp.	16,000	107,558
Asics Corp.	1,800	32,495
Astellas Pharma, Inc.	5,800	338,053
Bank of Kyoto Ltd.	4,000	42,085
Bank of Yokohama Ltd.	15,000	91,256
Benesse Holdings, Inc.	900	39,888
Bridgestone Corp.	8,500	320,819
Brother Industries Ltd.	2,900	33,165
Calbee, Inc.	200	19,773
Canon, Inc.	14,800	532,275
Casio Computer Co. Ltd.	2,300	19,056
Central Japan Railway Co.	1,900	229,146
Chiba Bank Ltd.	9,000	69,882
Chiyoda Corp.	2,000	20,562
Chubu Electric Power Co., Inc.	8,400	108,747
Chugai Pharmaceutical Co. Ltd.	2,900	72,202
Chugoku Electric Power Co., Inc.(THE)	3,900	55,978
Citizen Holdings Co. Ltd.	4,100	24,256
Coca-Cola West Co. Ltd.	500	9,299
Cosmo Oil Co. Ltd.	7,000	16,718
Credit Saison Co. Ltd.	2,200	64,354
Dai Nippon Printing Co. Ltd.	7,000	68,541
Dai-ichi Mutual Life Insurance Co.	110	151,632
Daicel Chemical Industries Ltd.	4,000	32,283
Daido Steel Co. Ltd.	3,000	16,351
Daihatsu Motor Co. Ltd.	3,000	59,510
Daiichi Sankyo Kabushiki Kaisha	8,700	170,230
Daikin Industries Ltd.	3,000	120,472
Dainippon Sumitomo Pharma Co. Ltd.	1,900	34,898
Common Stocks - continued
	Shares	Value
Japan - continued
Daito Trust Construction Co. Ltd.	900	$ 87,265
Daiwa House Industry Co. Ltd.	7,000	158,215
Daiwa Securities Group, Inc.	21,000	186,326
DeNA Co. Ltd.	1,200	34,183
Denki Kagaku Kogyo KK	5,000	18,292
DENSO Corp.	6,400	286,980
Dentsu, Inc.	2,200	76,480
Don Quijote Co. Ltd.	700	38,143
East Japan Railway Co.	4,400	371,434
Eisai Co. Ltd.	3,400	155,156
Electric Power Development Co. Ltd.	1,300	37,128
FamilyMart Co. Ltd.	800	36,560
Fanuc Corp.	2,500	377,380
Fast Retailing Co. Ltd.	700	256,700
Fuji Electric Co. Ltd.	6,000	20,530
Fuji Heavy Industries Ltd.	8,000	151,004
Fujifilm Holdings Corp.	5,800	119,152
Fujitsu Ltd.	24,000	100,802
Fukuoka Financial Group, Inc.	9,000	46,041
Furukawa Electric Co. Ltd. (a)	10,000	25,306
Fyushu Electric Power Co., Inc.	5,600	77,355
GREE, Inc.	800	10,254
GS Yuasa Corp.	5,000	21,197
Gunma Bank Ltd.	6,000	38,171
Hakuhodo DY Holdings, Inc.	300	24,724
Hamamatsu Photonics K.K.	1,000	41,230
Hankyu Hanshin Holdings, Inc.	15,000	97,129
Hino Motors Ltd.	3,000	45,825
Hirose Electric Co. Ltd.	400	57,516
Hiroshima Bank Ltd.	6,000	31,630
Hisamitsu Pharmaceutical Co., Inc.	900	52,919
Hitachi Chemical Co. Ltd.	1,400	21,947
Hitachi Construction Machinery Co. Ltd.	1,200	28,546
Hitachi High-Technologies Corp.	600	14,989
Hitachi Ltd.	62,000	396,232
Hitachi Metals Ltd.	2,000	20,677
Hokkaido Electric Power Co., Inc.	2,200	27,915
Hokuriku Electric Power Co., Inc.	1,800	26,547
Honda Motor Co. Ltd.	21,300	849,922
Hoya Corp.	5,600	112,204
Hulic Co. Ltd.	3,900	43,372
Ibiden Co. Ltd.	1,800	31,552
Common Stocks - continued
	Shares	Value
Japan - continued
Idemitsu Kosan Co. Ltd.	300	$ 25,380
INPEX Corp.	28	135,501
Isetan Mitsukoshi Holdings Ltd.	4,700	74,908
Ishikawajima-Harima Heavy Industries Co. Ltd.	16,000	59,663
Isuzu Motors Ltd.	15,000	99,965
Itochu Corp.	20,000	247,989
ITOCHU Techno-Solutions Corp.	400	19,035
Iyo Bank Ltd.	3,000	31,421
J Front Retailing Co. Ltd.	6,000	50,408
Japan Airlines Co. Ltd.	700	35,547
Japan Exchange Group, Inc.	700	85,925
Japan Petroleum Exploration Co. Ltd.	400	15,883
Japan Prime Realty Investment Corp.	11	40,422
Japan Real Estate Investment Corp.	8	107,467
Japan Retail Fund Investment Corp.	28	66,373
Japan Steel Works Ltd.	5,000	25,402
Japan Tobacco, Inc.	14,300	540,558
JFE Holdings, Inc.	6,400	138,956
JGC Corp.	3,000	88,894
Joyo Bank Ltd.	9,000	55,323
JSR Corp.	2,500	57,550
JTEKT Corp.	2,800	28,550
JX Holdings, Inc.	29,700	161,267
Kajima Corp.	10,000	31,931
Kamigumi Co. Ltd.	3,000	28,130
Kaneka Corp.	3,000	18,072
Kansai Electric Power Co., Inc.	9,800	119,730
Kansai Paint Co. Ltd.	3,000	38,496
Kao Corp.	6,900	238,589
Kawasaki Heavy Industries Ltd.	18,000	57,401
KDDI Corp.	7,000	336,611
Keihin Electric Express Railway Co. Ltd.	6,000	66,398
Keio Corp.	7,000	60,213
Keisei Electric Railway Co.	4,000	42,291
Keyence Corp.	610	193,581
Kikkoman Corp.	2,000	37,962
Kinden Corp.	1,000	7,296
Kintetsu Corp.	21,000	106,222
Kirin Holdings Co. Ltd.	11,000	192,489
Kobe Steel Ltd. (a)	29,000	37,876
Koito Manufacturing Co. Ltd.	1,000	19,346
Komatsu Ltd.	12,300	336,995
Konami Corp.	1,300	29,655
Common Stocks - continued
	Shares	Value
Japan - continued
Konica Minolta Holdings, Inc.	5,500	$ 38,857
Kubota Corp.	14,000	201,092
Kuraray Co. Ltd.	4,400	66,822
Kurita Water Industries Ltd.	1,300	26,688
Kyocera Corp.	2,000	203,445
Kyowa Hakko Kirin Co. Ltd.	3,000	36,823
Lawson, Inc.	800	62,987
LIXIL Group Corp.	3,500	78,685
Mabuchi Motor Co. Ltd.	400	21,719
Makita Corp.	1,400	85,397
Marubeni Corp.	21,000	150,743
Marui Group Co. Ltd.	2,900	33,662
Maruichi Steel Tube Ltd.	500	12,644
Mazda Motor Corp. (a)	35,000	119,925
McDonald's Holdings Co. (Japan) Ltd.	800	23,334
Medipal Holdings Corp.	1,600	25,104
Meiji Holdings Co. Ltd.	700	31,601
Miraca Holdings, Inc.	700	34,907
Mitsubishi Chemical Holdings Corp.	17,500	85,350
Mitsubishi Corp.	18,600	334,842
Mitsubishi Electric Corp.	25,000	238,335
Mitsubishi Estate Co. Ltd.	16,000	521,138
Mitsubishi Gas Chemical Co., Inc.	5,000	38,227
Mitsubishi Heavy Industries Ltd.	40,000	275,842
Mitsubishi Logistics Corp.	2,000	35,754
Mitsubishi Materials Corp.	15,000	43,026
Mitsubishi Motors Corp. of Japan (a)	50,000	59,064
Mitsubishi Tanabe Pharma Corp.	2,700	41,071
Mitsubishi UFJ Financial Group, Inc.	166,000	1,126,284
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,700	49,143
Mitsui & Co. Ltd.	23,100	318,241
Mitsui Chemicals, Inc.	10,000	23,142
Mitsui Fudosan Co. Ltd.	11,000	374,363
Mitsui OSK Lines Ltd.	13,000	54,136
Mizuho Financial Group, Inc.	298,300	656,397
MS&AD Insurance Group Holdings, Inc.	6,700	179,766
Murata Manufacturing Co. Ltd.	2,600	211,728
Nabtesco Corp.	1,200	26,481
Namco Bandai Holdings, Inc.	2,200	40,098
NEC Corp.	34,000	88,325
Nexon Co. Ltd.	1,500	18,212
NGK Insulators Ltd.	4,000	48,349
Common Stocks - continued
	Shares	Value
Japan - continued
NGK Spark Plug Co. Ltd.	2,000	$ 33,718
NHK Spring Co. Ltd.	2,000	21,649
Nidec Corp.	1,400	95,209
Nikon Corp.	4,400	95,771
Nintendo Co. Ltd.	1,400	154,522
Nippon Building Fund, Inc.	9	129,675
Nippon Electric Glass Co. Ltd.	4,000	20,417
Nippon Express Co. Ltd.	12,000	62,459
Nippon Meat Packers, Inc.	2,000	30,714
Nippon Paper Industries Co. Ltd. (a)	1,000	14,979
Nippon Steel & Sumitomo Metal Corp.	99,700	265,549
Nippon Telegraph & Telephone Corp.	5,700	283,462
Nippon Yusen KK	22,000	57,432
Nishi-Nippon City Bank Ltd.	8,000	26,688
Nissan Motor Co. Ltd.	32,500	339,050
Nisshin Seifun Group, Inc.	2,500	32,301
Nissin Food Holdings Co. Ltd.	700	31,398
Nitori Holdings Co. Ltd.	400	30,177
Nitto Denko Corp.	2,200	144,539
NKSJ Holdings, Inc.	4,850	123,099
NOK Corp.	1,000	14,421
Nomura Holdings, Inc.	47,500	388,203
Nomura Real Estate Holdings, Inc.	1,600	43,014
Nomura Real Estate Office Fund, Inc.	3	19,168
Nomura Research Institute Ltd.	1,200	36,147
NSK Ltd.	6,000	48,537
NTT Data Corp.	17	53,823
NTT DoCoMo, Inc.	200	331,180
NTT Urban Development Co.	16	23,723
Obayashi Corp.	9,000	55,374
Odakyu Electric Railway Co. Ltd.	8,000	96,344
Oji Holdings Corp.	11,000	39,263
Olympus Corp. (a)	2,700	67,791
Omron Corp.	2,600	82,134
Ono Pharmaceutical Co. Ltd.	1,100	72,548
Oracle Corp. Japan	500	21,420
Oriental Land Co. Ltd.	700	113,169
ORIX Corp.	13,500	207,148
Osaka Gas Co. Ltd.	24,000	104,017
Otsuka Corp.	200	20,733
Otsuka Holdings Co. Ltd.	4,700	169,493
Common Stocks - continued
	Shares	Value
Japan - continued
Panasonic Corp.	28,800	$ 207,558
Park24 Co. Ltd.	1,200	24,214
Rakuten, Inc.	9,400	100,264
Resona Holdings, Inc.	24,900	132,909
Ricoh Co. Ltd.	8,000	89,017
Rinnai Corp.	400	31,806
ROHM Co. Ltd.	1,100	38,887
Sankyo Co. Ltd. (Gunma)	600	27,346
Sanrio Co. Ltd.	500	25,106
Santen Pharmaceutical Co. Ltd.	900	45,176
SBI Holdings, Inc. Japan	2,630	50,946
Secom Co. Ltd.	2,700	150,590
Sega Sammy Holdings, Inc.	2,800	73,566
Sekisui Chemical Co. Ltd.	6,000	75,555
Sekisui House Ltd.	7,000	104,925
Seven & i Holdings Co. Ltd.	9,800	376,968
Seven Bank Ltd.	8,200	29,118
Sharp Corp. (d)	14,000	48,609
Shikoku Electric Power Co., Inc.	2,500	45,317
Shimadzu Corp.	3,000	21,921
Shimamura Co. Ltd.	300	37,915
SHIMANO, Inc.	1,000	87,105
SHIMIZU Corp.	7,000	28,174
Shin-Etsu Chemical Co. Ltd.	5,400	364,027
Shinsei Bank Ltd.	20,000	56,134
Shionogi & Co. Ltd.	4,000	98,388
Shiseido Co. Ltd.	4,700	67,301
Shizuoka Bank Ltd.	7,000	85,683
Showa Denko KK	16,000	25,836
Showa Shell Sekiyu KK	1,800	14,447
SMC Corp.	700	140,331
So-net M3, Inc.	9	20,356
Softbank Corp.	12,300	610,005
Sojitz Corp.	18,400	28,890
Sony Corp.	13,100	215,338
Sony Financial Holdings, Inc.	2,000	28,254
Stanley Electric Co. Ltd.	1,700	32,605
Sumco Corp.	1,600	16,795
Sumitomo Chemical Co. Ltd.	20,000	66,974
Sumitomo Corp.	14,800	185,282
Sumitomo Electric Industries Ltd.	9,700	128,997
Sumitomo Heavy Industries Ltd.	6,000	26,716
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Metal Mining Co. Ltd.	7,000	$ 97,995
Sumitomo Mitsui Financial Group, Inc.	17,500	827,179
Sumitomo Mitsui Trust Holdings, Inc.	40,000	201,020
Sumitomo Realty & Development Co. Ltd.	5,000	236,307
Sumitomo Rubber Industries Ltd.	2,000	36,930
Suzuken Co. Ltd.	1,000	38,940
Suzuki Motor Corp.	4,800	123,342
Sysmex Corp.	900	58,041
T&D Holdings, Inc.	7,500	87,362
Taiheiyo Cement Corp.	13,000	33,762
Taisei Corp.	15,000	50,100
Taisho Pharmaceutical Holdings Co. Ltd.	500	37,072
Taiyo Nippon Sanso Corp.	3,000	19,934
Takashimaya Co. Ltd.	3,000	35,461
Takeda Pharmaceutical Co. Ltd.	10,300	565,488
TDK Corp.	1,600	58,507
Teijin Ltd.	11,000	26,502
Terumo Corp.	2,000	99,361
The Chugoku Bank Ltd.	2,000	34,872
The Hachijuni Bank Ltd.	6,000	40,850
The Suruga Bank Ltd.	2,000	35,384
THK Co. Ltd.	1,700	35,804
Tobu Railway Co. Ltd.	13,000	75,572
Toho Co. Ltd.	1,600	35,576
Toho Gas Co. Ltd.	6,000	35,774
Tohoku Electric Power Co., Inc. (a)	6,200	66,405
Tokio Marine Holdings, Inc.	9,100	289,195
Tokyo Electric Power Co. (a)	17,000	75,252
Tokyo Electron Ltd.	2,200	112,605
Tokyo Gas Co. Ltd.	32,000	182,661
Tokyu Corp.	15,000	118,952
Tokyu Land Corp.	6,000	73,770
TonenGeneral Sekiyu KK	4,000	40,422
Toppan Printing Co. Ltd.	7,000	53,336
Toray Industries, Inc.	20,000	140,610
Toshiba Corp.	53,000	292,251
Toto Ltd.	4,000	41,485
Toyo Seikan Group Holdings Ltd.	1,700	23,297
Toyo Suisan Kaisha Ltd.	1,000	33,986
Toyoda Gosei Co. Ltd.	900	23,358
Toyota Boshoku Corp.	600	8,624
Toyota Industries Corp.	2,000	81,896
Common Stocks - continued
	Shares	Value
Japan - continued
Toyota Motor Corp.	35,900	$ 2,083,559
Toyota Tsusho Corp.	2,900	80,769
Trend Micro, Inc.	1,400	39,252
Tsumura & Co.	700	22,873
Ube Industries Ltd.	12,000	24,263
Unicharm Corp.	1,500	96,992
Ushio, Inc.	900	9,170
USS Co. Ltd.	280	35,920
West Japan Railway Co.	2,200	106,441
Yahoo! Japan Corp.	198	99,493
Yakult Honsha Co. Ltd.	1,200	52,306
Yamada Denki Co. Ltd.	1,020	49,224
Yamaguchi Financial Group, Inc.	3,000	32,580
Yamaha Corp.	1,900	20,375
Yamaha Motor Co. Ltd.	3,600	50,222
Yamato Holdings Co. Ltd.	4,900	94,521
Yamato Kogyo Co. Ltd.	500	16,537
Yamazaki Baking Co. Ltd.	2,000	26,173
Yaskawa Electric Corp.	3,000	36,707
Yokogawa Electric Corp.	3,000	30,507
TOTAL JAPAN		34,391,020
Korea (South) - 3.0%
AMOREPACIFIC Corp.	46	37,581
AMOREPACIFIC Group, Inc.	29	11,004
BS Financial Group, Inc.	2,060	27,115
Celltrion, Inc.	890	25,530
Cheil Industries, Inc.	655	56,426
Cheil Worldwide, Inc.	1,390	34,321
CJ CheilJedang Corp.	98	29,001
CJ Corp.	219	28,727
Coway Co. Ltd.	620	31,405
Daelim Industrial Co.	318	22,227
Daewoo Engineering & Construction Co. Ltd. (a)	1,470	10,088
Daewoo International Corp.	440	15,437
Daewoo Securities Co. Ltd.	2,472	24,459
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,180	28,332
DGB Financial Group Co. Ltd.	1,410	19,711
Dongbu Insurance Co. Ltd.	447	18,036
Doosan Co. Ltd.	108	12,059
Doosan Heavy Industries & Construction Co. Ltd.	721	26,802
Doosan Infracore Co. Ltd. (a)	980	11,609
Common Stocks - continued
	Shares	Value
Korea (South) - continued
E-Mart Co. Ltd.	252	$ 49,183
GS Engineering & Construction Corp.	359	9,858
GS Holdings Corp.	726	35,852
Hana Financial Group, Inc.	3,601	115,064
Hankook Tire Co. Ltd.	1,054	45,830
Hanwha Chemical Corp.	1,050	15,584
Hanwha Corp.	730	20,675
Hanwha Life Insurance Co. Ltd.	1,770	10,765
Hyosung Corp.	229	11,516
Hyundai Department Store Co. Ltd.	177	25,708
Hyundai Engineering & Construction Co. Ltd.	873	45,805
Hyundai Fire & Marine Insurance Co. Ltd.	760	21,387
Hyundai Glovis Co. Ltd.	157	26,366
Hyundai Heavy Industries Co. Ltd.	540	98,528
Hyundai Hysco Co. Ltd.	330	9,226
Hyundai Industrial Development & Construction Co.	510	10,463
Hyundai Merchant Marine Co. Ltd. (a)	446	4,150
Hyundai Mipo Dockyard Co. Ltd.	120	11,765
Hyundai Mobis	901	204,473
Hyundai Motor Co.	2,091	378,677
Hyundai Securities Co. Ltd.	1,300	9,028
Hyundai Steel Co.	677	46,829
Hyundai Wia Corp.	223	28,745
Industrial Bank of Korea	2,510	28,709
Kangwon Land, Inc.	1,160	32,801
KB Financial Group, Inc.	4,970	162,485
KCC Corp.	72	21,372
Kia Motors Corp.	3,500	174,109
Korea Aerospace Industries Ltd.	410	10,421
Korea Electric Power Corp. (a)	3,320	95,696
Korea Gas Corp.	230	14,761
Korea Investment Holdings Co. Ltd.	380	15,971
Korea Zinc Co. Ltd.	94	26,921
Korean Air Lines Co. Ltd. (a)	428	13,715
KT Corp.	430	14,065
KT&G Corp.	1,412	101,644
Kumho Petro Chemical Co. Ltd.	136	11,765
LG Chemical Ltd.	604	142,555
LG Corp.	1,255	74,734
LG Display Co. Ltd. (a)	3,000	82,067
LG Electronics, Inc.	1,409	112,683
LG Household & Health Care Ltd.	131	73,610
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Innotek Co. Ltd. (a)	103	$ 8,321
LG Telecom Ltd.	2,790	26,340
Lotte Chemical Corp.	235	34,665
Lotte Confectionery Co. Ltd.	7	12,200
Lotte Shopping Co. Ltd.	146	54,471
LS Cable Ltd.	283	20,809
LS Industrial Systems Ltd.	116	6,550
Mando Corp.	127	9,684
Mirae Asset Securities Co. Ltd.	220	9,187
NCSOFT Corp.	213	32,097
NHN Corp.	528	141,872
Oci Co. Ltd.	191	24,534
Orion Corp.	49	51,820
POSCO	885	254,301
S-Oil Corp.	692	55,593
S1 Corp.	187	10,559
Samsung C&T Corp.	1,604	85,907
Samsung Card Co. Ltd.	570	21,861
Samsung Electro-Mechanics Co. Ltd.	717	64,110
Samsung Electronics Co. Ltd.	1,453	2,004,847
Samsung Engineering Co. Ltd.	390	31,331
Samsung Fire & Marine Insurance Co. Ltd.	457	93,963
Samsung Heavy Industries Co. Ltd.	2,310	73,497
Samsung Life Insurance Co. Ltd.	846	83,324
Samsung SDI Co. Ltd.	435	50,742
Samsung Securities Co. Ltd.	711	32,658
Samsung Techwin Co. Ltd.	442	27,484
Shinhan Financial Group Co. Ltd.	5,740	198,761
Shinsegae Co. Ltd.	111	23,830
SK C&C Co. Ltd.	252	21,137
SK Energy Co. Ltd.	774	105,391
SK Holdings Co. Ltd.	339	48,775
SK Hynix, Inc.	6,710	182,123
SK Networks Co. Ltd.	1,070	7,091
SK Telecom Co. Ltd.	135	23,757
Woori Finance Holdings Co. Ltd.	4,730	51,095
Woori Investment & Securities Co. Ltd.	1,271	13,038
Yuhan Corp.	106	20,207
TOTAL KOREA (SOUTH)		6,933,363
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	13,157	162,629
Common Stocks - continued
	Shares	Value
Luxembourg - continued
Kernel Holding SA (a)	565	$ 10,246
Millicom International Cellular SA (depository receipt)	829	67,793
SES SA (France) (depository receipt)	3,944	123,151
Subsea 7 SA	3,665	78,938
Tenaris SA	6,131	135,970
TOTAL LUXEMBOURG		578,727
Malaysia - 0.8%
AirAsia Bhd	16,700	16,083
AMMB Holdings Bhd	20,500	45,144
Axiata Group Bhd	33,200	73,875
Berjaya Sports Toto Bhd	7,973	11,006
British American Tobacco (Malaysia) Bhd	1,700	35,380
Bumi Armada Bhd	12,100	15,868
Bumiputra-Commerce Holdings Bhd	64,300	163,577
DiGi.com Bhd	41,300	62,985
Felda Global Ventures Holdings Bhd	11,400	17,311
Gamuda Bhd	19,400	25,952
Genting Bhd	27,000	93,180
Genting Malaysia Bhd	41,900	51,781
Genting Plantations Bhd	1,800	5,064
Hong Leong Bank Bhd	7,200	34,219
Hong Leong Credit Bhd	3,600	18,340
IHH Healthcare Bhd	23,000	28,348
IJM Corp. Bhd	17,300	30,989
IOI Corp. Bhd	39,200	64,807
Kuala Lumpur Kepong Bhd	6,600	46,769
Lafarge Malayan Cement Bhd	5,000	16,302
Malayan Banking Bhd	56,111	177,416
Malaysia Airports Holdings Bhd	7,962	15,754
Malaysia Marine and Heavy Engineering Sdn Bhd	3,300	4,132
Malaysian Plantations Bhd	10,600	15,539
Maxis Bhd	29,700	65,989
MISC Bhd (a)	13,800	19,776
MMC Corp. Bhd	7,700	6,454
Parkson Holdings Bhd	6,900	9,570
Petronas Chemicals Group Bhd	37,600	80,699
Petronas Dagangan Bhd	3,800	29,501
Petronas Gas Bhd	8,300	53,797
PPB Group Bhd	5,400	22,718
Public Bank Bhd (For. Reg.)	14,400	77,715
RHB Capital Bhd	8,908	24,828
Common Stocks - continued
	Shares	Value
Malaysia - continued
SapuraKencana Petroleum Bhd (a)	25,100	$ 26,234
Sime Darby Bhd	36,200	112,318
Telekom Malaysia Bhd	12,200	22,134
Tenaga Nasional Bhd	37,000	95,464
UEM Land Holdings Bhd (a)	16,200	13,365
UMW Holdings Bhd	7,300	34,311
YTL Corp. Bhd	56,526	30,469
YTL Power International Bhd	28,200	13,996
TOTAL MALAYSIA		1,809,159
Mauritius - 0.0%
Golden Agri-Resources Ltd.	102,000	43,891
Mexico - 1.2%
Alfa SA de CV Series A	36,400	84,538
Alpek SA de CV	5,800	13,843
America Movil S.A.B. de CV Series L	505,600	544,229
CEMEX SA de CV unit	142,039	160,144
Coca-Cola FEMSA S.A.B. de CV Series L	5,600	90,455
Compartamos S.A.B. de CV	16,100	26,811
Controladora Commercial Mexicana SA unit	4,800	18,532
El Puerto de Liverpool SA Class C	2,700	34,144
Embotelladoras Arca S.A.B. de CC	3,900	32,164
Fomento Economico Mexicano S.A.B. de CV unit	25,200	286,591
Grupo Aeroportuario del Pacifico SA de CV Series B	3,600	20,609
Grupo Aeroportuario del Sureste SA de CV Series B	2,400	29,785
Grupo Bimbo S.A.B. de CV Series A	21,200	68,983
Grupo Carso SA de CV Series A1	8,300	47,378
Grupo Financiero Banorte S.A.B. de CV Series O	24,100	181,728
Grupo Financiero Inbursa S.A.B. de CV Series O	26,600	77,945
Grupo Financiero Santander Mexico S.A.B. de CV	19,300	62,419
Grupo Mexico SA de CV Series B	49,324	176,542
Grupo Modelo S.A.B. de CV Series C	8,800	80,069
Grupo Televisa SA de CV	33,300	169,074
Industrias CH SA de CV (a)	2,200	17,729
Industrias Penoles SA de CV	1,785	74,528
Kimberly-Clark de Mexico SA de CV Series A	21,300	73,887
Mexichem S.A.B. de CV	13,921	70,956
Minera Frisco S.A.B. de CV (a)	8,700	37,187
Wal-Mart de Mexico SA de CV Series V	68,900	219,258
TOTAL MEXICO		2,699,528
Common Stocks - continued
	Shares	Value
Morocco - 0.0%
Attijariwafa Bank	325	$ 12,869
Douja Promotion Groupe Addoha SA	1,252	8,145
Maroc Telecom SA	1,264	16,696
TOTAL MOROCCO		37,710
Netherlands - 1.8%
AEGON NV	23,141	154,576
Akzo Nobel NV	3,111	187,562
ASML Holding NV (Netherlands)	4,081	303,679
Corio NV	912	42,259
D.E. Master Blenders 1753 NV (a)	6,600	104,650
Delta Lloyd NV	2,344	44,915
European Aeronautic Defence and Space Co. (EADS) NV	5,910	312,144
Fugro NV (Certificaten Van Aandelen)	924	53,451
Gemalto NV	1,021	83,419
Heineken Holding NV (A Shares)	1,321	79,434
Heineken NV (Bearer)	2,995	211,492
ING Groep NV (Certificaten Van Aandelen) (a)	49,839	410,566
Koninklijke Ahold NV	13,014	205,323
Koninklijke Boskalis Westminster NV	883	36,776
Koninklijke KPN NV (d)	14,132	29,461
Koninklijke KPN NV rights 5/14/13 (a)(d)	14,132	18,983
Koninklijke Philips Electronics NV	12,359	342,073
QIAGEN NV (a)	3,237	64,136
Randstad Holding NV	1,621	67,491
Reed Elsevier NV	8,874	143,979
Royal DSM NV	1,995	128,555
STMicroelectronics NV	8,207	71,409
TNT Express NV	4,846	37,232
Unilever NV (Certificaten Van Aandelen) (Bearer)	21,101	899,142
Vopak NV	866	47,969
Wolters Kluwer NV (Certificaten Van Aandelen)	4,006	88,632
Ziggo NV	1,613	57,811
TOTAL NETHERLANDS		4,227,119
New Zealand - 0.1%
Auckland International Airport Ltd.	14,245	37,851
Contact Energy Ltd.	3,640	16,474
Fletcher Building Ltd.	9,398	71,211
Sky City Entertainment Group Ltd.	6,783	25,931
Telecom Corp. of New Zealand Ltd.	26,797	59,834
TOTAL NEW ZEALAND		211,301
Common Stocks - continued
	Shares	Value
Norway - 0.5%
Aker Solutions ASA	2,391	$ 33,378
DnB ASA	12,689	207,394
Gjensidige Forsikring ASA	2,312	37,247
Norsk Hydro ASA	12,154	56,908
Orkla ASA (A Shares)	9,826	88,437
StatoilHydro ASA	14,529	355,690
Telenor ASA	9,061	203,643
Yara International ASA	2,405	112,607
TOTAL NORWAY		1,095,304
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	2,557	51,191
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	28,240	39,094
Aboitiz Power Corp.	19,300	17,484
Alliance Global Group, Inc.	50,100	28,837
Ayala Corp.	2,020	31,447
Ayala Land, Inc.	74,200	58,477
Bank of the Philippine Islands (BPI)	8,840	22,070
BDO Unibank, Inc.	19,873	44,259
DMCI Holdings, Inc.	8,610	11,930
Globe Telecom, Inc.	445	15,455
International Container Terminal Services, Inc.	8,220	18,366
Jollibee Food Corp.	4,640	14,481
Metropolitan Bank & Trust Co.	1,650	4,989
Philippine Long Distance Telephone Co.	545	40,266
PNOC Energy Development Corp.	107,400	16,981
San Miguel Corp.	7,840	23,039
SM Investments Corp.	2,680	74,526
SM Prime Holdings, Inc.	82,900	40,267
Universal Robina Corp.	13,110	37,857
TOTAL PHILIPPINES		539,825
Poland - 0.3%
Asseco Poland SA	769	10,431
Bank Handlowy w Warszawie SA	464	13,803
Bank Millennium SA (a)	4,774	7,297
Bank Polska Kasa Opieki SA	1,747	83,760
Bank Zachodni WBK SA	350	29,131
BRE Bank SA	148	16,187
Cyfrowy Polsat SA (a)	2,660	14,075
ENEA SA	2,114	8,697
Common Stocks - continued
	Shares	Value
Poland - continued
Eurocash SA	627	$ 11,291
Grupa Lotos SA (a)	656	7,883
Jastrzebska Spolka Weglowa SA	348	9,196
KGHM Polska Miedz SA (Bearer)	1,861	87,165
Polish Oil & Gas Co. (a)	25,352	42,844
Polska Grupa Energetyczna SA	9,946	51,652
Polski Koncern Naftowy Orlen SA (a)	4,326	67,084
Powszechna Kasa Oszczednosci Bank SA	11,673	121,538
Powszechny Zaklad Ubezpieczen SA	744	102,540
Synthos SA	5,870	8,750
Tauron Polska Energia SA	10,846	14,451
Telekomunikacja Polska SA	8,607	19,176
Zaklady Azotowe w Tarnowie-Moscicach SA	600	11,558
TOTAL POLAND		738,509
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	23,448	26,835
Energias de Portugal SA	24,895	85,570
Galp Energia SGPS SA Class B	3,508	56,224
Jeronimo Martins SGPS SA	2,752	65,545
Portugal Telecom SGPS SA (Reg.)	7,551	39,400
TOTAL PORTUGAL		273,574
Russia - 1.2%
Federal Grid Co. of Unified Energy System (a)	3,696,897	14,291
Gazprom OAO sponsored ADR (Reg. S)	69,463	551,189
Inter Rao Ues JSC (a)	23,700,000	9,807
LSR Group OJSC GDR (Reg. S)	2,758	11,997
Lukoil Oil Co. sponsored ADR (United Kingdom)	6,687	423,956
Magnit OJSC GDR (Reg. S)	3,374	172,074
Mechel Steel Group OAO sponsored ADR	1,573	6,418
Megafon OJSC GDR	994	30,675
Mobile TeleSystems OJSC sponsored ADR	6,700	138,690
Norilsk Nickel OJSC ADR	6,205	95,061
NOVATEK OAO GDR (Reg. S)	1,186	120,023
Novolipetsk Steel OJSC GDR (Reg. S)	1,138	18,891
Rosneft Oil Co. OJSC GDR (Reg. S)	16,659	113,864
Rostelecom sponsored ADR	2,569	57,289
RusHydro JSC sponsored ADR	19,011	32,699
Russian Grids OAO (a)	233,413	9,911
Russian Grids OAO rights (a)	656,712	0
Sberbank (Savings Bank of the Russian Federation) (a)	1,860	5,916
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	32,768	421,396
Common Stocks - continued
	Shares	Value
Russia - continued
Severstal JSC GDR (Reg. S)	2,598	$ 21,966
Sistema JSFC sponsored GDR	1,336	25,478
Surgutneftegaz JSC sponsored ADR	11,941	101,499
Tatneft OAO sponsored ADR	3,066	115,864
TMK OAO GDR (Reg. S)	466	5,890
Uralkali OJSC GDR (Reg. S)	3,449	124,819
VTB Bank JSC:
rights (a)	8,170,112	82
sponsored GDR (Reg. S)	17,093	53,843
TOTAL RUSSIA		2,683,588
Singapore - 1.1%
Ascendas Real Estate Investment Trust	26,000	58,050
CapitaCommercial Trust (REIT)	28,000	38,873
CapitaLand Ltd.	33,000	100,203
CapitaMall Trust	31,000	58,391
CapitaMalls Asia Ltd.	16,000	27,279
City Developments Ltd.	6,000	54,851
ComfortDelgro Corp. Ltd.	23,000	37,067
DBS Group Holdings Ltd.	24,127	328,301
Global Logistic Properties Ltd.	26,000	58,261
Hutchison Port Holdings Trust	69,000	57,270
Jardine Cycle & Carriage Ltd.	2,000	79,078
K-REIT Asia	3,600	4,413
Keppel Corp. Ltd.	18,000	156,515
Keppel Ld Ltd.	11,000	36,259
Olam International Ltd.	23,000	31,278
Oversea-Chinese Banking Corp. Ltd.	33,000	290,696
SembCorp Industries Ltd.	12,000	48,616
SembCorp Marine Ltd.	12,000	41,991
Singapore Airlines Ltd.	7,000	63,084
Singapore Exchange Ltd.	10,000	60,729
Singapore Press Holdings Ltd.	20,000	72,420
Singapore Technologies Engineering Ltd.	20,000	71,446
Singapore Telecommunications Ltd.	103,000	328,643
StarHub Ltd.	8,000	30,722
United Overseas Bank Ltd.	17,000	294,674
UOL Group Ltd.	6,000	34,733
Wilmar International Ltd.	26,000	70,293
Yangzijiang Shipbuilding Holdings Ltd.	23,000	17,740
TOTAL SINGAPORE		2,551,876
Common Stocks - continued
	Shares	Value
South Africa - 1.5%
Absa Group Ltd.	3,925	$ 64,599
African Bank Investments Ltd.	9,888	31,393
African Rainbow Minerals Ltd.	1,465	28,877
Anglo Platinum Ltd. (a)	948	35,960
AngloGold Ashanti Ltd.	4,984	96,160
ArcelorMittal South Africa Ltd. (a)	2,049	5,250
Aspen Pharmacare Holdings Ltd.	3,834	83,273
Assore Ltd.	442	14,383
Aveng Ltd.	4,004	13,163
Barloworld Ltd.	2,751	28,818
Bidvest Group Ltd.	3,796	98,717
Discovery Ltd.	4,246	38,677
Exxaro Resources Ltd.	1,803	28,276
FirstRand Ltd.	40,222	139,758
Foschini Ltd.	2,982	38,216
Gold Fields Ltd.	9,508	71,287
Growthpoint Properties Ltd.	22,648	74,429
Harmony Gold Mining Co. Ltd.	4,505	22,775
Impala Platinum Holdings Ltd.	6,976	95,200
Imperial Holdings Ltd.	2,443	54,095
Investec Ltd.	2,984	21,405
Kumba Iron Ore Ltd.	1,107	58,385
Liberty Holdings Ltd.	1,491	19,856
Life Healthcare Group Holdings Ltd.	12,991	54,883
Massmart Holdings Ltd.	1,528	31,672
MMI Holdings Ltd.	11,826	30,179
Mr Price Group Ltd.	3,227	46,383
MTN Group Ltd.	21,969	396,071
Naspers Ltd. Class N	5,093	340,820
Nedbank Group Ltd.	2,629	55,853
Netcare Ltd.	10,911	24,805
Northam Platinum Ltd. (a)	2,541	9,427
Pick 'n Pay Stores Ltd.	2,599	12,309
Pretoria Portland Cement Co. Ltd.	6,427	23,499
Rand Merchant Insurance Holdings Ltd.	8,340	21,795
Redefine Properties Ltd. unit	32,589	39,222
Remgro Ltd.	5,547	111,867
Reunert Ltd.	2,783	24,187
RMB Holdings Ltd.	9,825	43,609
Sanlam Ltd.	23,079	118,282
Sappi Ltd. (a)	5,590	16,820
Sasol Ltd.	7,126	308,674
Common Stocks - continued
	Shares	Value
South Africa - continued
Shoprite Holdings Ltd.	5,574	$ 105,653
Spar Group Ltd.	2,111	27,877
Standard Bank Group Ltd.	15,948	199,228
Steinhoff International Holdings Ltd.	14,012	37,398
Tiger Brands Ltd.	2,164	67,309
Truworths International Ltd.	5,116	50,849
Vodacom Group Ltd.	4,543	53,264
Woolworths Holdings Ltd.	9,927	77,372
TOTAL SOUTH AFRICA		3,492,259
Spain - 2.0%
Abertis Infraestructuras SA	4,829	90,178
ACS Actividades de Construccion y Servicios SA	1,991	51,195
Amadeus IT Holding SA Class A	4,059	119,819
Banco Bilbao Vizcaya Argentaria SA	69,476	676,319
Banco Bilbao Vizcaya Argentaria SA	1,215	11,793
Banco de Sabadell SA (d)	37,019	76,980
Banco Popular Espanol SA	66,356	51,646
Banco Santander SA (Spain)	140,767	1,016,555
Bankia SA (a)	67	353
Bankia SA rights 5/14/13 (a)	67	109
Cintra Concesiones de Infrastructuras de Transporte SA	5,196	85,981
Criteria CaixaCorp SA	13,708	50,746
Distribuidora Internacional de Alimentacion SA	7,928	61,496
Enagas SA	2,503	66,685
Gas Natural SDG SA	4,563	95,547
Grifols SA	1,822	73,112
Grupo Acciona SA	404	26,469
Iberdrola SA	61,286	330,106
Inditex SA	2,820	378,993
International Consolidated Airlines Group SA (a)	11,683	49,235
International Consolidated Airlines Group SA CDI (a)	942	3,980
MAPFRE SA (Reg.)	9,537	34,979
Red Electrica Corporacion SA	1,447	76,968
Repsol YPF SA	10,836	254,014
Telefonica SA	53,179	778,664
Zardoya Otis SA	2,235	31,229
TOTAL SPAIN		4,493,151
Common Stocks - continued
	Shares	Value
Sweden - 2.1%
Alfa Laval AB	4,353	$ 95,173
ASSA ABLOY AB (B Shares)	4,347	173,114
Atlas Copco AB:
(A Shares)	8,828	232,379
(B Shares)	4,977	118,031
Boliden AB	3,516	55,661
Electrolux AB (B Shares)	3,122	88,394
Elekta AB (B Shares)	4,951	76,125
Getinge AB (B Shares)	2,592	78,027
H&M Hennes & Mauritz AB (B Shares)	12,285	434,644
Hexagon AB (B Shares)	3,058	87,337
Husqvarna AB (B Shares)	4,998	28,688
Industrivarden AB Series C	1,426	26,623
Investment AB Kinnevik	2,664	69,590
Investor AB (B Shares)	5,865	172,845
Lundin Petroleum AB (a)	2,874	68,823
Nordea Bank AB	34,070	408,195
Ratos AB (B Shares)	2,219	21,279
Sandvik AB	13,182	186,816
Scania AB (B Shares)	4,154	88,386
Securitas AB (B Shares)	4,560	44,678
Skandinaviska Enskilda Banken AB (A Shares)	18,308	187,853
Skanska AB (B Shares)	4,873	82,858
SKF AB (B Shares)	5,090	118,433
Svenska Cellulosa AB (SCA) (B Shares)	7,517	195,202
Svenska Handelsbanken AB (A Shares)	6,445	292,762
Swedbank AB (A Shares)	10,502	258,456
Swedish Match Co. AB	2,678	92,888
Tele2 AB (B Shares)	4,230	72,512
Telefonaktiebolaget LM Ericsson (B Shares)	39,567	492,070
TeliaSonera AB	28,073	193,144
Volvo AB (B Shares)	19,683	272,420
TOTAL SWEDEN		4,813,406
Switzerland - 6.1%
ABB Ltd. (Reg.)	28,632	649,285
Actelion Ltd.	1,453	88,840
Adecco SA (Reg.)	1,716	91,780
Aryzta AG	1,111	68,945
Baloise Holdings AG	616	63,402
Banque Cantonale Vaudoise (Bearer)	37	20,474
Barry Callebaut AG	27	26,367
Common Stocks - continued
	Shares	Value
Switzerland - continued
Compagnie Financiere Richemont SA Series A	6,791	$ 548,509
Credit Suisse Group	16,743	464,971
Ems-Chemie Holding AG	120	34,685
Geberit AG (Reg.)	485	118,459
Givaudan SA	107	137,634
Holcim Ltd. (Reg.)	2,982	232,357
Julius Baer Group Ltd.	2,899	115,486
Kuehne & Nagel International AG	704	80,561
Lindt & Spruengli AG	1	44,499
Lindt & Spruengli AG (participation certificate)	15	58,077
Lonza Group AG	762	53,065
Nestle SA	41,853	2,984,644
Novartis AG	29,848	2,209,575
Pargesa Holding SA	397	27,668
Partners Group Holding AG	230	58,997
Roche Holding AG (participation certificate)	9,131	2,282,259
Schindler Holding AG:
(participation certificate)	683	102,399
(Reg.)	235	34,398
SGS SA (Reg.)	72	173,999
Sika AG (Bearer)	28	67,606
Sonova Holding AG Class B	649	70,638
Sulzer AG (Reg.)	320	54,584
Swatch Group AG (Bearer)	405	231,945
Swatch Group AG (Bearer) (Reg.)	545	54,746
Swiss Life Holding AG	361	57,074
Swiss Prime Site AG	714	58,553
Swiss Re Ltd.	4,571	363,546
Swisscom AG	296	139,373
Syngenta AG (Switzerland)	1,210	517,298
Transocean Ltd. (Switzerland) (a)	4,685	239,188
UBS AG	47,321	844,132
Zurich Insurance Group AG	1,911	533,551
TOTAL SWITZERLAND		14,003,569
Taiwan - 2.4%
Acer, Inc. (a)	36,000	29,115
Advanced Semiconductor Engineering, Inc.	84,916	74,120
Advantech Co. Ltd.	4,000	19,125
Asia Cement Corp.	23,360	29,665
ASUSTeK Computer, Inc.	9,000	104,832
AU Optronics Corp. (a)	108,000	50,942
Common Stocks - continued
	Shares	Value
Taiwan - continued
Capital Securities Corp.	18,090	$ 6,410
Catcher Technology Co. Ltd.	8,000	40,556
Cathay Financial Holding Co. Ltd.	91,750	123,516
Chang Hwa Commercial Bank	57,540	32,877
Cheng Shin Rubber Industry Co. Ltd.	24,260	82,183
Cheng Uei Precision Industries Co. Ltd.	3,029	6,040
Chicony Electronics Co. Ltd.	8,070	23,698
China Airlines Ltd. (a)	22,490	8,580
China Development Finance Holding Corp. (a)	172,800	47,814
China Life Insurance Co. Ltd.	29,563	30,024
China Motor Co. Ltd.	11,000	10,724
China Petrochemical Development Corp.	21,750	11,764
China Steel Corp.	143,960	126,923
Chinatrust Financial Holding Co. Ltd.	171,179	103,903
Chunghwa Telecom Co. Ltd.	48,000	153,335
Clevo Co. Ltd.	6,161	11,825
Compal Electronics, Inc.	49,000	31,736
CTCI Corp.	10,000	20,007
Delta Electronics, Inc.	23,000	110,359
E Ink Holdings, Inc.	5,000	3,713
E.SUN Financial Holdings Co. Ltd.	45,150	27,252
Epistar Corp.	9,000	15,870
Eternal Chemical Co. Ltd.	9,000	7,767
EVA Airways Corp. (a)	19,400	10,822
Evergreen Marine Corp. (Taiwan) (a)	18,000	10,529
Far Eastern Department Stores Co. Ltd.	8,160	7,222
Far Eastern Textile Ltd.	34,510	37,155
Far EasTone Telecommunications Co. Ltd.	22,000	53,638
Farglory Land Development Co. Ltd.	6,000	11,434
Feng Hsin Iron & Steel Co.	3,000	5,392
First Financial Holding Co. Ltd.	87,040	53,570
Formosa Chemicals & Fibre Corp.	41,000	96,070
Formosa International Hotel Corp.	1,000	10,919
Formosa Petrochemical Corp.	13,000	35,398
Formosa Plastics Corp.	53,000	128,681
Formosa Taffeta Co. Ltd.	6,000	5,707
Foxconn Technology Co. Ltd.	11,200	29,586
Fubon Financial Holding Co. Ltd.	74,398	106,337
Giant Manufacturing Co. Ltd.	3,000	18,006
Highwealth Construction Corp.	2,400	5,363
HIWIN Technologies Corp.	2,050	14,459
Hon Hai Precision Industry Co. Ltd. (Foxconn)	132,000	341,078
Common Stocks - continued
	Shares	Value
Taiwan - continued
Hotai Motor Co. Ltd.	3,000	$ 26,806
HTC Corp.	9,000	91,862
Hua Nan Financial Holdings Co. Ltd.	72,527	42,178
Innolux Corp. (a)	92,297	57,744
Inventec Corp.	34,280	13,717
Kinsus Interconnect Technology Corp.	2,000	6,985
Largan Precision Co. Ltd.	1,000	27,331
Lee Chang Yung Chemical Industry Corp.	3,216	3,811
LITE-ON Technology Corp.	28,055	50,516
Macronix International Co. Ltd.	62,607	17,069
MediaTek, Inc.	15,000	183,113
Mega Financial Holding Co. Ltd.	107,690	83,077
Merida Industry Co. Ltd.	2,000	12,208
Nan Ya Plastics Corp.	61,000	121,628
Nankang Rubber Tire Co. Ltd.	5,469	6,463
Novatek Microelectronics Corp.	7,000	34,181
Oriental Union Chemical Corp.	4,000	4,415
Pegatron Corp. (a)	18,000	29,481
Phison Electronics Corp.	2,000	15,768
Pou Chen Corp.	32,000	37,762
Powertech Technology, Inc.	9,000	16,114
President Chain Store Corp.	8,000	49,373
Quanta Computer, Inc.	35,000	72,397
Radiant Opto-Electronics Corp.	6,060	24,659
Realtek Semiconductor Corp.	4,020	11,587
Richtek Technology Corp.	1,000	5,510
Ruentex Development Co. Ltd.	6,000	11,760
Ruentex Industries Ltd.	5,146	12,320
ScinoPharm Taiwan Ltd.	2,000	4,652
Shin Kong Financial Holding Co. Ltd. (a)	89,000	28,128
Siliconware Precision Industries Co. Ltd.	43,000	51,618
SIMPLO Technology Co. Ltd.	4,200	17,874
Sinopac Holdings Co.	76,821	38,424
Standard Foods Corp.	4,240	14,522
Synnex Technology International Corp.	18,000	30,458
Taishin Financial Holdings Co. Ltd.	73,970	32,106
Taiwan Business Bank	22,320	6,865
Taiwan Cement Corp.	41,000	54,500
Taiwan Cooperative Financial Holding Co. Ltd.	65,206	37,479
Taiwan Fertilizer Co. Ltd.	11,000	26,334
Taiwan Glass Industry Corp.	10,225	10,402
Taiwan Mobile Co. Ltd.	22,600	82,384
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Semiconductor Manufacturing Co. Ltd.	320,000	$ 1,188,544
TECO Electric & Machinery Co. Ltd.	29,000	27,289
Transcend Information, Inc.	4,000	13,835
Tripod Technology Corp.	4,000	9,088
TSRC Corp.	8,200	16,211
Tung Ho Steel Enterprise Corp.	7,000	6,836
U-Ming Marine Transport Corp.	5,000	7,799
Unified-President Enterprises Corp.	53,540	105,482
Unimicron Technology Corp.	17,000	17,928
United Microelectronics Corp.	150,000	57,524
Walsin Lihwa Corp. (a)	32,000	9,929
Wan Hai Lines Ltd. (a)	17,000	9,512
Wintek Corp. (a)	17,000	8,733
Wistron Corp.	23,600	23,968
WPG Holding Co. Ltd.	16,000	19,288
Yang Ming Marine Transport Corp. (a)	18,000	8,087
Yuanta Financial Holding Co. Ltd.	107,190	54,522
Yulon Motor Co. Ltd.	12,000	20,590
TOTAL TAIWAN		5,436,787
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	15,500	142,589
Airports of Thailand PCL (For. Reg.)	6,400	31,509
Bangkok Bank PCL	6,700	51,819
Bangkok Bank PCL (For. Reg.)	11,400	88,170
Bangkok Dusit Medical Service PCL (For. Reg.)	3,400	19,578
Bank of Ayudhya PCL	6,300	7,030
Bank of Ayudhya PCL (For. Reg.)	23,800	26,557
Banpu PCL (For. Reg.)	1,150	13,361
BEC World PCL (For. Reg.)	11,400	26,024
C.P. ALL PCL (For. Reg.)	57,300	85,901
Central Pattana PCL (For. Reg.)	9,100	31,005
Charoen Pokphand Foods PCL (For. Reg.)	42,500	45,975
Glow Energy PCL (For. Reg.)	5,200	13,642
Indorama Ventures PCL (For. Reg.)	12,900	10,329
IRPC Public Co. Ltd. (For. Reg.)	160,700	22,449
Kasikornbank PCL	8,500	62,555
Kasikornbank PCL (For. Reg.)	15,800	116,279
Krung Thai Bank PCL (For. Reg.)	45,655	38,577
PTT Exploration and Production PCL (For. Reg.)	18,244	95,727
PTT Global Chemical PCL (For. Reg.)	22,439	55,811
PTT PCL (For. Reg.)	11,200	124,402
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Cement PCL	2,100	$ 35,346
Siam Cement PCL (For. Reg.)	3,500	58,910
Siam Commercial Bank PCL (For. Reg.)	23,100	146,392
Siam Makro PCL (For. Reg.)	1,300	33,397
Thai Oil PCL (For. Reg.)	12,400	27,884
TOTAL THAILAND		1,411,218
Turkey - 0.5%
Akbank T.A.S.	22,482	118,132
Anadolu Efes Biracilik Ve Malt Sanayii A/S	2,985	49,618
Arcelik A/S	2,314	18,006
Asya Katilim Bankasi A/S (a)	3,321	4,020
Bim Birlesik Magazalar A/S JSC	1,438	73,795
Coca-Cola Icecek A/S	648	18,073
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	8,851	15,157
Enka Insaat ve Sanayi A/S	4,036	12,472
Eregli Demir ve Celik Fabrikalari T.A.S.	14,055	16,072
Ford Otomotiv Sanayi A/S	678	9,417
Haci Omer Sabanci Holding A/S	10,366	64,471
Koc Holding A/S	8,873	53,701
Koza Altin Isletmeleri A/S	400	7,988
TAV Havalimanlari Holding A/S	2,501	17,648
Tofas Turk Otomobil Fabrikasi A/S	1,996	13,917
Tupras Turkiye Petrol Rafinelleri A/S	1,451	40,469
Turk Hava Yollari AO	7,234	30,102
Turk Sise ve Cam Fabrikalari A/S	4,594	7,790
Turk Telekomunikasyon A/S	7,846	37,200
Turkcell Iletisim Hizmet A/S (a)	10,553	65,709
Turkiye Garanti Bankasi A/S	30,952	170,924
Turkiye Halk Bankasi A/S	8,435	91,984
Turkiye Is Bankasi A/S Series C	21,595	83,357
Turkiye Vakiflar Bankasi TAO	10,551	37,666
Yapi ve Kredi Bankasi A/S	10,120	31,386
TOTAL TURKEY		1,089,074
United Kingdom - 13.9%
3I Group PLC	12,883	65,759
Aberdeen Asset Management PLC	11,530	80,363
Admiral Group PLC	2,776	55,238
Aggreko PLC	3,478	96,273
AMEC PLC	3,700	58,221
Anglo American PLC (United Kingdom)	18,156	441,371
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Antofagasta PLC	5,097	$ 71,059
ARM Holdings PLC	17,932	278,913
Associated British Foods PLC	4,604	138,384
AstraZeneca PLC (United Kingdom)	16,185	840,342
Aviva PLC	38,487	182,718
Babcock International Group PLC	4,742	78,816
BAE Systems PLC	42,286	246,647
Balfour Beatty PLC	7,782	26,098
Barclays PLC	151,177	674,624
BG Group PLC	44,238	745,237
BHP Billiton PLC	27,534	774,608
BP PLC	247,618	1,794,276
British American Tobacco PLC (United Kingdom)	25,087	1,390,704
British Land Co. PLC	12,395	114,464
British Sky Broadcasting Group PLC	13,830	181,315
BT Group PLC	102,354	440,084
Bunzl PLC	4,335	86,125
Burberry Group PLC	5,753	119,391
Capita Group PLC	8,788	123,199
Capital Shopping Centres Group PLC	8,865	47,191
Carnival PLC	2,387	86,180
Centrica PLC	67,316	387,937
Cobham PLC	14,523	56,511
Compass Group PLC	23,872	314,081
Croda International PLC	1,672	64,359
Diageo PLC	32,607	995,739
Eurasian Natural Resources Corp. PLC	3,329	14,189
Evraz PLC	3,458	8,326
Fresnillo PLC	2,322	41,551
G4S PLC (United Kingdom)	18,295	88,893
GKN PLC	21,324	91,024
GlaxoSmithKline PLC	63,790	1,645,877
Hammerson PLC	9,417	75,992
Hargreaves Lansdown PLC	2,828	43,028
HSBC Holdings PLC (United Kingdom)	238,689	2,614,120
ICAP PLC	7,653	34,213
IMI PLC	4,160	80,063
Imperial Tobacco Group PLC	12,846	458,950
Inmarsat PLC	5,777	64,835
InterContinental Hotel Group PLC	3,477	102,732
Intertek Group PLC	1,989	102,204
Invensys PLC	10,580	63,223
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Investec PLC	7,259	$ 51,305
ITV PLC	48,076	94,021
J Sainsbury PLC	15,863	93,906
Johnson Matthey PLC	2,666	100,383
Kazakhmys PLC	2,499	13,443
Kingfisher PLC	30,773	149,666
Land Securities Group PLC	10,364	140,624
Legal & General Group PLC	76,712	201,977
Lloyds Banking Group PLC (a)	548,091	465,600
London Stock Exchange Group PLC	2,492	51,909
Marks & Spencer Group PLC	19,631	124,598
Meggitt PLC	10,501	76,437
Melrose PLC	14,785	56,061
National Grid PLC	47,128	600,751
Next PLC	2,083	141,041
Old Mutual PLC	63,849	203,319
Pearson PLC	10,659	193,862
Prudential PLC	33,221	571,221
Reckitt Benckiser Group PLC	8,386	611,719
Reed Elsevier PLC	15,569	181,864
Rexam PLC	10,473	84,025
Rio Tinto PLC	17,460	801,765
Rolls-Royce Group PLC	24,318	426,850
Royal & Sun Alliance Insurance Group PLC	46,761	80,844
Royal Bank of Scotland Group PLC (a)	27,838	132,838
Royal Dutch Shell PLC:
Class A (Netherlands)	9,498	323,046
Class A (United Kingdom)	39,185	1,334,064
Class B (United Kingdom)	34,035	1,193,861
SABMiller PLC	12,491	672,989
Sage Group PLC	16,096	84,384
Schroders PLC	1,571	56,981
Scottish & Southern Energy PLC	12,462	301,402
Segro PLC	8,390	34,719
Serco Group PLC	6,398	61,469
Severn Trent PLC	3,179	89,923
Smith & Nephew PLC	11,742	134,406
Smiths Group PLC	5,004	97,162
Standard Chartered PLC (United Kingdom)	31,306	786,334
Standard Life PLC	30,693	178,407
Tate & Lyle PLC	6,235	81,791
Tesco PLC	104,135	592,277
Common Stocks - continued
	Shares	Value
United Kingdom - continued
The Weir Group PLC	2,751	$ 94,183
TUI Travel PLC	5,008	24,450
Tullow Oil PLC	11,843	184,147
Unilever PLC	16,664	721,997
United Utilities Group PLC	8,885	102,200
Vedanta Resources PLC	1,305	24,508
Vodafone Group PLC	638,918	1,949,529
Whitbread PLC	2,309	91,640
WM Morrison Supermarkets PLC	29,120	132,127
Xstrata PLC	27,410	410,233
TOTAL UNITED KINGDOM		31,993,705
United States of America - 0.0%
Southern Copper Corp.	2,170	72,326
TOTAL COMMON STOCKS (Cost $196,586,709)		216,515,351
Nonconvertible Preferred Stocks - 2.0%

Brazil - 1.4%
AES Tiete SA (PN) (non-vtg.)	1,100	11,150
Banco Bradesco SA (PN)	27,390	450,260
Banco do Estado Rio Grande do Sul SA	2,300	19,359
Bradespar Sa (PN)	3,300	41,911
Braskem SA (PN-A)	2,100	18,263
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	2,900	15,045
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	1,700	93,380
Companhia de Bebidas das Americas (AmBev) (PN)	9,900	414,457
Companhia Energetica de Minas Gerais (CEMIG) (PN)	6,450	82,174
Companhia Energetica de Sao Paulo Series A	2,000	21,142
Companhia Paranaense de Energia-Copel (PN-B)	1,600	28,397
Eletropaulo Metropolitana SA (PN-B)	1,100	4,519
Gerdau SA (PN)	11,200	87,607
Itau Unibanco Holding SA	29,700	498,179
Itausa-Investimentos Itau SA (PN)	32,960	163,256
Klabin SA (PN) (non-vtg.)	6,600	44,071
Lojas Americanas SA (PN)	5,778	50,423
Marcopolo SA (PN)	2,200	14,636
Metalurgica Gerdau SA (PN)	3,200	31,844
Oi SA (PN)	10,448	25,588
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	54,700	545,701
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Telefonica Brasil SA	3,900	$ 103,565
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	4,300	21,299
Vale SA (PN-A)	26,000	422,731
TOTAL BRAZIL		3,208,957
Chile - 0.0%
Embotelladora Andina SA Class B	2,532	17,204
Sociedad Quimica y Minera de Chile SA (PN-B)	1,158	57,328
TOTAL CHILE		74,532
Colombia - 0.1%
Banco Davivienda SA	1,211	16,203
BanColombia SA (PN)	4,386	71,855
Grupo Aval Acciones Y Val SA	19,751	13,852
Grupo de Inversiones Suramerica	1,140	23,998
Inversiones Argos SA	1,932	21,320
TOTAL COLOMBIA		147,228
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	672	46,710
Henkel AG & Co. KGaA	2,314	218,195
Porsche Automobil Holding SE (Germany)	1,999	156,612
ProSiebenSat.1 Media AG	1,342	51,394
RWE AG (non-vtg.)	410	13,944
Volkswagen AG	1,876	380,225
TOTAL GERMANY		867,080
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	84,697	58,824
Korea (South) - 0.1%
Hyundai Motor Co.	207	14,713
Hyundai Motor Co. Series 2	429	32,323
LG Chemical Ltd.	158	13,798
Samsung Electronics Co. Ltd.	246	194,503
TOTAL KOREA (SOUTH)		255,337
Russia - 0.0%
AK Transneft OAO	16	32,055
Sberbank (Savings Bank of the Russian Federation)	24,295	56,277
Surgutneftegaz JSC	53,392	37,445
TOTAL RUSSIA		125,777
Nonconvertible Preferred Stocks - continued
	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	2,893,842	$ 4,495
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,744,913)		4,742,230
Investment Companies - 0.1%

iShares MSCI Canada Index ETF (Cost $183,853)	6,800	190,536
Government Obligations - 0.5%
Principal Amount
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.14% 5/23/13 to 9/12/13 (e) (Cost $1,099,652)	$ 1,100,000	1,099,814
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	4,926,488	4,926,488
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	566,497	566,497
TOTAL MONEY MARKET FUNDS (Cost $5,492,985)		5,492,985
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $208,108,112)		228,040,916
NET OTHER ASSETS (LIABILITIES) - 0.9%		2,001,703
NET ASSETS - 100%		$ 230,042,619
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
69 NYSE E-mini MSCI EAFE Index Contracts	June 2013	$ 6,005,760	$ 266,763
40 NYSE E-mini MSCI Emerging Markets Index Contracts	June 2013	2,079,800	69,524
3 TME S&P/TSX 60 Index Contracts	June 2013	422,373	(1,145)
TOTAL EQUITY INDEX CONTRACTS		$ 8,507,933	$ 335,142

The face value of futures purchased as a percentage of net assets is 3.7%
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $364,935.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,096
Fidelity Securities Lending Cash Central Fund	4,547
Total	$ 9,643
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,640,222	$ 13,738,223	$ 7,901,999	$ -
Consumer Staples	23,959,531	13,612,423	10,347,108	-
Energy	20,867,474	11,825,036	9,042,438	-
Financials	59,617,595	42,219,890	17,397,623	82
Health Care	17,134,211	6,537,829	10,596,382	-
Industrials	23,296,006	14,668,625	8,627,381	-
Information Technology	14,059,051	6,424,057	7,634,994	-
Materials	20,529,021	13,917,003	6,612,018	-
Telecommunication Services	12,235,617	5,556,472	6,679,145	-
Utilities	7,918,852	6,149,264	1,769,588	-
Investment Companies	190,536	190,536	-	-
Government Obligations	1,099,814	-	1,099,814	-
Money Market Funds	5,492,985	5,492,985	-	-
Total Investments in Securities:	$ 228,040,916	$ 140,332,343	$ 87,708,491	$ 82
Derivative Instruments:
Assets
Futures Contracts	$ 336,287	$ 336,287	$ -	$ -
Liabilities
Futures Contracts	$ (1,145)	$ (1,145)	$ -	$ -
Total Derivative Instruments:	$ 335,142	$ 335,142	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 13,117,572
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 336,287	$ (1,145)
Total Value of Derivatives	$ 336,287	$ (1,145)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $540,474) - See accompanying schedule: Unaffiliated issuers (cost $202,615,127)	$ 222,547,931
Fidelity Central Funds (cost $5,492,985)	5,492,985
Total Investments (cost $208,108,112)		$ 228,040,916
Foreign currency held at value (cost $1,197,193)		1,205,868
Receivable for investments sold		47,528
Receivable for fund shares sold		656,735
Dividends receivable		880,173
Distributions receivable from Fidelity Central Funds		1,485
Receivable for daily variation margin on futures contracts		35,616
Receivable from investment adviser for expense reductions		17,921
Other receivables		64
Total assets		230,886,306

Liabilities
Payable for investments purchased	$ 131,449
Payable for fund shares redeemed	71,684
Accrued management fee	36,571
Other affiliated payables	13,463
Other payables and accrued expenses	24,023
Collateral on securities loaned, at value	566,497
Total liabilities		843,687

Net Assets		$ 230,042,619
Net Assets consist of:
Paid in capital		$ 208,006,890
Undistributed net investment income		2,034,088
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(250,080)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,251,721
Net Assets		$ 230,042,619

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($3,694,897 ÷ 316,117 shares)	$ 11.69

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($194,765,050 ÷ 16,659,125 shares)	$ 11.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,451,325 ÷ 2,689,553 shares)	$ 11.69

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($131,347 ÷ 11,229 shares)	$ 11.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,827,225
Interest		524
Income from Fidelity Central Funds		9,643
Income before foreign taxes withheld		2,837,392
Less foreign taxes withheld		(231,016)
Total income		2,606,376

Expenses
Management fee	$ 173,284
Transfer agent fees	64,726
Independent trustees' compensation	285
Miscellaneous	198
Total expenses before reductions	238,493
Expense reductions	(87,822)	150,671
Net investment income (loss)		2,455,705
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $134)	(359,688)
Foreign currency transactions	(67,642)
Futures contracts	370,388
Total net realized gain (loss)		(56,942)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $12,713)	15,894,643
Assets and liabilities in foreign currencies	10,934
Futures contracts	338,653
Total change in net unrealized appreciation (depreciation)		16,244,230
Net gain (loss)		16,187,288
Net increase (decrease) in net assets resulting from operations		$ 18,642,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,455,705	$ 1,806,475
Net realized gain (loss)	(56,942)	62,786
Change in net unrealized appreciation (depreciation)	16,244,230	3,391,102
Net increase (decrease) in net assets resulting from operations	18,642,993	5,260,363
Distributions to shareholders from net investment income	(1,883,129)	-
Distributions to shareholders from net realized gain	(93,195)	(118,904)
Total distributions	(1,976,324)	(118,904)
Share transactions - net increase (decrease)	98,830,267	74,594,182
Redemption fees	139,176	31,911
Total increase (decrease) in net assets	115,636,112	79,767,552

Net Assets
Beginning of period	114,406,507	34,638,955
End of period (including undistributed net investment income of $2,034,088 and undistributed net investment income of $1,461,512, respectively)	$ 230,042,619	$ 114,406,507

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.29	.03
Net realized and unrealized gain (loss)	1.15	.18	.06
Total from investment operations	1.30	.47	.09
Distributions from net investment income	(.15)	-	-
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.16)	(.03)	-
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 11.69	$ 10.54	$ 10.09
Total Return B,C	12.57%	4.81%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.34% A	.34%	.34% A
Expenses net of fee waivers, if any	.23% A	.24%	.24% A
Expenses net of all reductions	.23% A	.24%	.24% A
Net investment income (loss)	2.77% A	2.88%	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,695	$ 25,552	$ 1,790
Portfolio turnover rate F	14% A	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.30	.03
Net realized and unrealized gain (loss)	1.15	.17	.06
Total from investment operations	1.31	.47	.09
Distributions from net investment income	(.16)	-	-
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.17)	(.03)	-
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 11.69	$ 10.54	$ 10.09
Total Return B,C	12.66%	4.81%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.28% A	.28%	.28% A
Expenses net of fee waivers, if any	.18% A	.18%	.18% A
Expenses net of all reductions	.18% A	.18%	.18% A
Net investment income (loss)	2.82% A	2.94%	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 194,765	$ 67,539	$ 17,715
Portfolio turnover rate F	14% A	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.30	.03
Net realized and unrealized gain (loss)	1.15	.18	.06
Total from investment operations	1.31	.48	.09
Distributions from net investment income	(.17)	-	-
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.18)	(.03)	-
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 11.69	$ 10.55	$ 10.09
Total Return B,C	12.62%	4.91%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.23% A	.23%	.23% A
Expenses net of fee waivers, if any	.13% A	.13%	.13% A
Expenses net of all reductions	.13% A	.13%	.13% A
Net investment income (loss)	2.87% A	2.99%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,451	$ 21,199	$ 7,567
Portfolio turnover rate F	14% A	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.30	.03
Net realized and unrealized gain (loss)	1.15	.19	.06
Total from investment operations	1.31	.49	.09
Distributions from net investment income	(.17)	-	-
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.18)	(.03)	-
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 11.70	$ 10.56	$ 10.09
Total Return B,C	12.65%	5.01%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.20% A	.20%	.20% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	2.90% A	3.03%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 117	$ 7,568
Portfolio turnover rate F	14% A	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

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3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Spartan Emerging Markets Index Fund and Spartan Global ex U.S Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, certain foreign taxes, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Emerging Markets Index Fund	$ 185,312,011	$ 17,906,000	$ (10,670,511)	$ 7,235,489
Spartan Global ex U.S. Index Fund	208,438,388	27,857,653	(8,255,125)	19,602,528

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
	Short-term	Long-term	Total no expiration
Spartan Emerging Markets Index Fund	$ (2,778,562)	$ -	$ (2,778,562)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days are subject to a redemption fee equal 1.50% and 1.00% of the net asset value of shares redeemed from Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

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3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on each Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$ (274,116)	$ 214,703
Swap Agreements	$ 340,068	$ 168,555
Totals (a)	$ 65,952	$ 383,258
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$ 370,388	$ 338,653
Totals (a)	$ 370,388	$ 338,653

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Funds entered into total return swaps to manage their market exposure.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	116,051,847	16,784,495
Spartan Global ex U.S. Index Fund	108,027,470	11,465,920

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S.

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6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Emerging Markets Index Fund	Amount
Investor Class	$ 45,202
Fidelity Advantage Class	53,325
Institutional Class	96
$ 98,623
Spartan Global ex U.S. Index Fund
Investor Class	$ 10,282
Fidelity Advantage Class	49,077
Institutional Class	5,367
$ 64,726

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Emerging Markets Index Fund	$ 174
Spartan Global ex U.S. Index Fund	198

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering

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8. Security Lending - continued

the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

Total Security Lending Income
Spartan Emerging Markets Index Fund	$ 49
Spartan Global ex U.S. Index Fund	4,547

9. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Emerging Markets Index Fund
Investor Class	.33% / .31%*	$ 30,716
Fidelity Advantage Class	.22% / .20%*	78,722
Institutional Class	.15% / .13%*	464
Fidelity Advantage Institutional Class	.12% / .10%*	71
Spartan Global ex U.S. Index Fund
Investor Class	.24% / .22%*	7,766
Fidelity Advantage Class	.18%	61,737
Institutional Class	.13%	18,018
Fidelity Advantage Institutional Class	.10%	62

* Expense limitation effective January 1, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Emerging Markets Index Fund	$ 115
Spartan Global ex U.S. Index Fund	237

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Spartan Emerging Markets Index Fund	$ 9
Spartan Global ex U.S. Index Fund	2

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
Spartan Emerging Markets Index Fund
From net investment income
Investor Class	$ 596,789	$ -
Fidelity Advantage Class	803,258	-
Institutional Class	9,000	-
Fidelity Advantage Institutional Class	1,234	-
Total	$ 1,410,281	$ -
From net realized gain
Investor Class	$ 313,070	$ 75,627
Fidelity Advantage Class	377,504	39,940
Institutional Class	3,966	14,631
Fidelity Advantage Institutional Class	529	14,651
Total	$ 695,069	$ 144,849
Spartan Global ex U.S. Index Fund
From net investment income
Investor Class	$ 416,574	$ -
Fidelity Advantage Class	1,114,795	-
Institutional Class	349,844	-
Fidelity Advantage Institutional Class	1,916	-
Total	$ 1,883,129	$ -
From net realized gain
Investor Class	$ 21,640	$ 10,086
Fidelity Advantage Class	54,936	61,496
Institutional Class	16,531	23,661
Fidelity Advantage Institutional Class	88	23,661
Total	$ 93,195	$ 118,904

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	4,446,626	8,985,035	$ 45,623,428	$ 84,541,058
Reinvestment of distributions	82,497	8,161	824,144	74,427
Shares redeemed	(8,132,368)	(5,916,245)	(82,370,164)	(56,375,691)
Net increase (decrease)	(3,603,245)	3,076,951	$ (35,922,592)	$ 28,239,794
Fidelity Advantage Class
Shares sold	14,322,643	5,877,822	$ 145,402,687	$ 56,396,023
Reinvestment of distributions	111,290	4,293	1,111,792	39,151
Shares redeemed	(1,460,275)	(1,692,005)	(14,637,120)	(15,835,888)
Net increase (decrease)	12,973,658	4,190,110	$ 131,877,359	$ 40,599,286
Institutional Class
Shares sold	31,216	62,685	$ 314,795	$ 593,633
Reinvestment of distributions	1,297	1,604	12,966	14,631
Shares redeemed	(17,255)	(511,428)	(176,055)	(4,773,271)
Net increase (decrease)	15,258	(447,139)	$ 151,706	$ (4,165,007)
Fidelity Advantage Institutional Class
Shares sold	2,844	7,902	$ 29,204	$ 78,409
Reinvestment of distributions	176	1,606	1,763	14,651
Shares redeemed	(22)	(501,374)	(226)	(4,675,011)
Net increase (decrease)	2,998	(491,866)	$ 30,741	$ (4,581,951)
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	1,029,409	2,777,466	$ 11,264,434	$ 28,058,197
Reinvestment of distributions	37,086	952	401,269	9,239
Shares redeemed	(3,175,523)	(530,683)	(35,669,825)	(5,392,759)
Net increase (decrease)	(2,109,028)	2,247,735	$ (24,004,122)	$ 22,674,677
Fidelity Advantage Class
Shares sold	11,051,951	6,694,107	$ 124,228,718	$ 68,329,114
Reinvestment of distributions	104,604	6,228	1,131,814	60,478
Shares redeemed	(902,886)	(2,050,736)	(10,120,188)	(20,469,188)
Net increase (decrease)	10,253,669	4,649,599	$ 115,240,344	$ 47,920,404
Institutional Class
Shares sold	2,779,008	2,541,317	$ 31,157,365	$ 24,281,272
Reinvestment of distributions	33,861	2,437	366,375	23,661
Shares redeemed	(2,132,596)	(1,284,475)	(23,931,699)	(12,955,759)
Net increase (decrease)	680,273	1,259,279	$ 7,592,041	$ 11,349,174

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Fidelity Advantage Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	185	2,437	2,004	23,661
Shares redeemed	-	(741,394)	-	(7,373,734)
Net increase (decrease)	185	(738,957)	$ 2,004	$ (7,350,073)

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Telephone (FAST®)
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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EMX-GUX-USAN-0613
1.929362.101

Spartan® Emerging Markets Index Fund
Spartan Global ex U.S.

Index Fund
Institutional Class

Fidelity Advantage® Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Emerging Markets Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Spartan® Global ex U.S. Index Fund
Investment Changes	(Click Here)	A summary of major shifts in the Fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Spartan Emerging Markets Index Fund
Investor Class	.32%
Actual		$ 1,000.00	$ 1,055.10	$ 1.63
HypotheticalA		$ 1,000.00	$ 1,023.21	$ 1.61
Fidelity Advantage Class	.20%
Actual		$ 1,000.00	$ 1,056.60	$ 1.02
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,056.40	$ .71
HypotheticalA		$ 1,000.00	$ 1,024.10	$ .70
Fidelity Advantage Institutional Class	.11%
Actual		$ 1,000.00	$ 1,056.80	$ .56
HypotheticalA		$ 1,000.00	$ 1,024.25	$ .55
Spartan Global ex U.S. Index Fund
Investor Class	.23%
Actual		$ 1,000.00	$ 1,125.70	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.65	$ 1.15
Fidelity Advantage Class	.18%
Actual		$ 1,000.00	$ 1,126.60	$ .95
HypotheticalA		$ 1,000.00	$ 1,023.90	$ .90
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,126.20	$ .69
HypotheticalA		$ 1,000.00	$ 1,024.15	$ .65
Fidelity Advantage Institutional Class	.10%
Actual		$ 1,000.00	$ 1,126.50	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Semiannual Report

Spartan Emerging Markets Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.5	2.3
China Construction Bank Corp. (H Shares) (China, Commercial Banks)	1.7	1.6
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.7	1.9
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.5	1.2
Gazprom OAO sponsored ADR (Reg. S) (Russia, Oil, Gas & Consumable Fuels)	1.3	1.2
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.2	1.6
America Movil S.A.B. de CV Series L (Mexico, Wireless Telecommunication Services)	1.1	1.4
Itau Unibanco Holding SA (Brazil, Commercial Banks)	1.1	1.0
Lukoil Oil Co. sponsored ADR (United Kingdom) (Russia, Oil, Gas & Consumable Fuels)	1.1	1.1
Bank of China Ltd. (H Shares) (China, Commercial Banks)	1.0	1.0
	14.2
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.6	25.5
Energy	13.5	13.5
Materials	9.5	10.7
Information Technology	9.5	7.1
Consumer Staples	9.5	8.6
Telecommunication Services	8.6	9.2
Consumer Discretionary	5.5	5.1
Industrials	5.0	4.7
Utilities	3.8	2.8
Health Care	1.5	1.1
Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Brazil 14.7%
Taiwan 11.9%
China 11.8%
India 8.6%
South Africa 8.4%
Russia 6.3%
Mexico 5.7%
Malaysia 4.4%
Hong Kong 4.2%
Other 24.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
Brazil 15.3%
Taiwan 11.8%
China 11.6%
South Africa 9.8%
India 8.9%
Russia 6.4%
Mexico 5.9%
Malaysia 4.8%
Hong Kong 4.7%
Other 20.8%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan Emerging Markets Index Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.7%
	Shares	Value
Bermuda - 0.9%
Brilliance China Automotive Holdings Ltd. (a)	148,000	$ 181,182
China Foods Ltd.	52,000	26,536
China Gas Holdings Ltd.	156,000	153,786
China Resources Gas Group Ltd.	36,000	100,900
China Yurun Food Group Ltd. (a)	70,000	41,674
CITIC Resources Holdings Ltd. (a)	112,000	14,144
Cosco Pacific Ltd.	86,567	114,677
Credicorp Ltd.	1,133	169,384
Credicorp Ltd. (NY Shares)	1,880	283,109
GOME Electrical Appliances Holdings Ltd. (a)	615,000	61,816
Haier Electronics Group Co. Ltd.	40,000	71,442
Hopson Development Holdings Ltd. (a)	32,000	53,360
Kunlun Energy Co. Ltd.	164,000	320,808
Nine Dragons Paper (Holdings) Ltd.	86,000	74,584
Shenzhen International Holdings Ltd.	642,500	83,623
Sinofert Holdings Ltd.	98,000	21,216
TOTAL BERMUDA		1,772,241
Brazil - 7.9%
AES Tiete SA	3,800	35,004
All America Latina Logistica SA	22,800	115,211
Banco Bradesco SA	47,980	821,110
Banco do Brasil SA	63,300	797,281
Banco Santander SA (Brasil) unit	51,100	375,700
BM&F Bovespa SA	104,700	726,869
BR Malls Participacoes SA	22,800	268,939
BR Properties SA	10,200	113,076
Brasil Foods SA	48,400	1,200,838
BTG Pactual Participations Ltd. unit	5,300	87,338
CCR SA	48,000	469,744
Centrais Eletricas Brasileiras SA (Electrobras)	12,100	32,658
Cetip SA - Mercados Organizado	12,403	146,425
Cia.Hering SA	8,000	162,659
Cielo SA	20,064	529,190
Companhia Brasileira de Distribuicao Grupo Pao de Acucar rights (a)	9	27
Companhia de Bebidas das Americas (AmBev)	15,300	627,600
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	18,300	257,933
Companhia Energetica de Minas Gerais (CEMIG)	3,350	42,027
Companhia Siderurgica Nacional SA (CSN)	38,400	152,583
Cosan SA Industria e Comercio	5,700	134,470
CPFL Energia SA	15,100	161,660
Common Stocks - continued
	Shares	Value
Brazil - continued
Cyrela Brazil Realty SA	16,500	$ 148,774
Drogasil SA	13,000	139,763
Duratex SA	16,170	121,472
Ecorodovias Infraestrutura e Logistica SA	7,800	67,523
Embraer SA	39,100	341,020
Energias do Brasil SA	12,200	74,392
Fibria Celulose SA (a)	11,600	123,552
Gerdau SA	8,000	54,779
Guararapes Confeccoes SA	500	26,040
Hypermarcas SA	24,200	193,165
Itau Unibanco Holding SA	14,000	237,211
JBS SA	45,300	142,868
Light SA	3,800	37,986
Localiza Rent A Car SA	7,800	138,554
Lojas Americanas SA	8,546	68,428
Lojas Renner SA	7,000	265,725
M. Dias Branco SA	2,300	102,863
MMX Mineracao e Metalicos SA (a)	18,000	20,962
MPX Mineracao e Energia SA (a)	8,100	34,615
MRV Engenharia e Participacoes SA	18,800	80,904
Multiplan Empreendimentos Imobiliarios SA	4,300	122,740
Multiplus SA	2,400	39,561
Natura Cosmeticos SA	9,000	225,410
Obrascon Huarte Lain Brasil SA	6,700	74,175
OGX Petroleo e Gas Participacoes SA (a)	66,900	67,544
Oi SA	13,300	38,755
PDG Realty SA Empreendimentos e Participacoes	70,800	79,974
Petroleo Brasileiro SA - Petrobras (ON)	206,700	1,977,377
Porto Seguro SA	6,100	75,673
Souza Cruz SA	23,000	353,263
Sul America SA unit	7,928	59,240
TIM Participacoes SA	50,000	208,922
Totvs SA	5,200	97,775
Tractebel Energia SA	13,500	240,142
Ultrapar Participacoes SA	20,500	545,608
Usinas Siderurgicas de Minas Gerais SA - Usiminas	9,400	47,264
Vale SA	75,700	1,292,093
Weg SA	12,000	158,820
TOTAL BRAZIL		15,383,274
Cayman Islands - 2.7%
Agile Property Holdings Ltd.	64,000	82,803
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Anta Sports Products Ltd.	48,000	$ 40,205
Belle International Holdings Ltd.	285,000	464,952
Bosideng International Holdings Ltd.	146,000	38,381
China Dongxiang Group Co. Ltd.	143,000	24,509
China Resources Cement Holdings Ltd.	118,000	67,970
China Resources Land Ltd.	102,000	308,886
China State Construction International Holdings Ltd.	82,000	119,405
China Zhongwang Holdings Ltd. (a)	72,000	24,030
Country Garden Holdings Co. Ltd.	193,000	109,431
ENN Energy Holdings Ltd.	40,000	231,439
Evergrande Real Estate Group Ltd.	266,000	108,660
GCL-Poly Energy Holdings Ltd.	419,000	84,770
Geely Automobile Holdings Ltd.	240,000	120,616
Golden Eagle Retail Group Ltd. (H Shares)	31,000	54,569
Greentown China Holdings Ltd.	41,000	79,674
Hengan International Group Co. Ltd.	41,000	423,729
Kingboard Chemical Holdings Ltd.	30,000	81,571
Kingboard Laminates Holdings Ltd.	48,500	21,750
KWG Property Holding Ltd.	58,500	40,406
Lee & Man Paper Manufacturing Ltd.	75,000	55,766
Li Ning Co. Ltd. (a)	37,500	20,683
Longfor Properties Co. Ltd.	58,000	96,864
MStar Semiconductor, Inc.	15,000	128,179
Renhe Commercial Holdings Co. Ltd. (a)	566,000	35,739
Sany Heavy Equipment International Holdings Co. Ltd.	47,000	18,836
Shenzhou International Group Holdings Ltd.	21,000	60,888
Shimao Property Holdings Ltd.	74,500	160,518
SOHO China Ltd.	81,000	69,934
Tencent Holdings Ltd.	51,100	1,752,907
TPK Holding Co. Ltd.	14,775	300,109
Zhongsheng Group Holdings Ltd. Class H	30,000	41,674
TOTAL CAYMAN ISLANDS		5,269,853
Chile - 2.0%
AES Gener SA	112,698	81,840
Aguas Andinas SA	143,129	113,968
Banco de Chile	1,888,429	294,522
Banco de Chile (a)	77,321	11,591
Banco de Credito e Inversiones	2,148	154,162
Banco Santander Chile	3,811,757	254,549
CAP SA	4,013	126,538
Cencosud SA	65,922	372,282
Common Stocks - continued
	Shares	Value
Chile - continued
Colbun SA	383,125	$ 117,960
Compania Cervecerias Unidas SA	6,404	110,824
Compania de Petroleos de Chile SA (COPEC)	21,491	308,025
CorpBanca SA	7,595,135	104,021
Empresa Nacional de Electricidad SA	195,783	347,126
Empresa Nacional de Electricidad SA sponsored ADR	203	10,822
Empresa Nacional de Telecomunicaciones SA (ENTEL)	5,279	101,780
Empresas CMPC SA	80,609	297,823
Enersis SA	1,089,772	410,733
Enersis SA sponsored ADR	300	5,664
LATAM Airlines Group SA	15,402	318,208
LATAM Airlines Group SA sponsored ADR	189	3,912
SACI Falabella	25,516	291,759
Sociedad Matriz Banco de Chile Class B	286,350	113,093
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	168	8,314
TOTAL CHILE		3,959,516
China - 11.8%
Agricultural Bank of China Ltd. (H Shares)	1,287,000	615,294
Air China Ltd. (H Shares)	124,000	100,349
Aluminum Corp. of China Ltd. (H Shares) (a)	214,000	81,689
Angang Steel Co. Ltd. (H Shares) (a)	50,000	29,445
Anhui Conch Cement Co. Ltd. (H Shares)	67,500	244,422
Anhui Expressway Co. Ltd. (H Shares)	20,000	11,082
Anhui Gujing Distillery Co. Ltd. (B Shares)	5,800	13,655
Bank Communications Co. Ltd. (H Shares)	434,000	345,068
Bank of China Ltd. (H Shares)	4,257,000	1,991,316
BBMG Corp. (H Shares)	54,500	43,754
Beijing Capital International Airport Co. Ltd. (H Shares)	80,000	55,463
Beijing North Star Co. Ltd. (H Shares)	26,000	6,466
Bengang Steel Plates Co. Ltd. (B Shares)	16,200	5,741
BOE Technology Group Co. Ltd. (B Shares) (a)	66,300	15,806
BYD Co. Ltd. (H Shares) (a)	30,500	108,870
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	77,200	77,298
China BlueChemical Ltd. (H Shares)	110,000	67,048
China CITIC Bank Corp. Ltd. (H Shares)	410,000	230,885
China Coal Energy Co. Ltd. (H Shares)	224,000	172,327
China Communications Construction Co. Ltd. (H Shares)	238,000	227,874
China Communications Services Corp. Ltd. (H Shares)	136,000	99,544
China Construction Bank Corp. (H Shares)	4,010,000	3,358,827
China Cosco Holdings Co. Ltd. (H Shares) (a)	147,000	62,133
Common Stocks - continued
	Shares	Value
China - continued
China Eastern Airlines Corp. Ltd. (H Shares) (a)	82,000	$ 32,863
China International Marine Containers (Group) Ltd. (H Shares) (a)	28,900	46,180
China Life Insurance Co. Ltd. (H Shares)	415,000	1,147,883
China Longyuan Power Grid Corp. Ltd. (H Shares)	127,000	116,360
China Merchants Bank Co. Ltd. (H Shares)	220,000	468,909
China Merchants Property Development Co. Ltd. (B Shares)	6,900	21,340
China Minsheng Banking Corp. Ltd. (H Shares)	300,500	386,073
China Molybdenum Co. Ltd. (H Shares)	61,000	23,582
China National Building Materials Co. Ltd. (H Shares)	156,000	184,141
China National Materials Co. Ltd. (H Shares)	68,000	16,824
China Oilfield Services Ltd. (H Shares)	88,000	173,502
China Pacific Insurance Group Co. Ltd. (H Shares)	120,400	432,873
China Petroleum & Chemical Corp. (H Shares)	1,094,000	1,207,300
China Railway Construction Corp. Ltd. (H Shares)	108,500	109,477
China Railway Group Ltd. (H Shares)	222,000	117,005
China Shenhua Energy Co. Ltd. (H Shares)	191,500	677,393
China Shipping Container Lines Co. Ltd. (H Shares) (a)	236,000	56,262
China Shipping Development Co. Ltd. (H Shares)	60,000	25,747
China Southern Airlines Ltd. (H Shares)	98,000	51,525
China Telecom Corp. Ltd. (H Shares)	910,000	466,245
China Vanke Co. Ltd. (B Shares)	70,500	142,814
Chongqing Changan Automobile Co. Ltd. (B Shares)	42,700	54,915
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	153,000	83,202
CITIC Securities Co. Ltd. (H Shares)	47,000	106,596
CSG Holding Co. Ltd. (B Shares)	43,200	30,952
CSR Corp. Ltd. (H Shares)	93,000	61,240
Datang International Power Generation Co. Ltd. (H Shares)	188,000	82,854
Dazhong Transport Group Co. Ltd. (B Shares)	31,700	19,496
Dongfang Electric Corp. Ltd. (H Shares)	16,200	22,755
Dongfeng Motor Group Co. Ltd. (H Shares)	158,000	235,367
Double Coin Holdings Ltd. (B Shares)	19,000	14,402
Foshan Electrical and Lighting Co. Ltd. (B Shares)	7,300	5,183
Great Wall Motor Co. Ltd. (H Shares)	56,000	242,830
Guangdong Electric Power Development Co. Ltd.	33,400	21,649
Guangshen Railway Co. Ltd. (H Shares)	86,000	43,332
Guangzhou Automobile Group Co. Ltd. (H Shares)	116,000	95,668
Guangzhou Pharmaceutical Ltd. (H Shares)	10,000	32,731
Guangzhou R&F Properties Co. Ltd. (H Shares)	52,000	94,081
Guangzhou Shipyard International Ltd. (H Shares) (a)	8,000	7,082
Haitong Securities Co. Ltd. (H Shares) (a)	74,000	107,756
Harbin Power Equipment Co. Ltd. (H Shares)	44,000	33,736
Common Stocks - continued
	Shares	Value
China - continued
Huadian Energy Co. Ltd. (B Shares) (a)	19,200	$ 5,395
Huadian Power International Corp. Ltd. (H Shares) (a)	66,000	36,231
Huaneng Power International, Inc. (H Shares)	184,000	213,194
Industrial & Commercial Bank of China Ltd. (H Shares)	4,007,000	2,819,304
Inner Mongolia Eerduosi Resourses Co. Ltd. (B Shares)	21,400	20,266
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	35,281	183,814
Jiangling Motors Corp. Ltd. (B Shares)	3,500	8,926
Jiangsu Expressway Co. Ltd. (H Shares)	64,000	70,102
Jiangxi Copper Co. Ltd. (H Shares)	73,000	141,482
Jinzhou Port Co. Ltd. (B Shares) (a)	11,000	4,136
Lianhua Supermarket Holdings Ltd. (H Shares)	21,000	12,746
Maanshan Iron & Steel Ltd. (H Shares) (a)	84,000	20,675
Metallurgical Corp. China Ltd. (H Shares) (a)	137,000	27,894
New China Life Insurance Co. Ltd. (H Shares)	22,300	82,905
People's Insurance Co. of China Group	197,000	103,068
PetroChina Co. Ltd. (H Shares)	1,176,000	1,498,964
PICC Property & Casualty Co. Ltd. (H Shares)	142,008	182,264
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	106,500	843,337
Shandong Chenming Paper Holdings Ltd.:
(B Shares)	34,500	16,005
(H Shares)	11,500	4,461
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	96,000	92,163
Shanghai Chlor Alkali Co. Ltd. (B Shares) (a)	12,600	6,287
Shanghai Electric Group Co. Ltd. (H Shares)	168,000	58,885
Shanghai Friendship Group, Inc. (B Shares)	13,200	15,206
Shanghai Haixin Group Co. Ltd. (B Shares) (a)	36,400	17,508
Shanghai Jin Jiang International Hotels (Group) Co. Ltd. (B Shares)	9,000	13,545
Shanghai Jin Jiang International Industrial Investment Co. Ltd. (B Shares)	40	32
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	8,600	8,170
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	26,100	35,861
Shanghai Pharma Holding Co. Ltd. (H Shares)	34,100	70,220
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	7,100	7,114
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	7,417	7,795
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	86,700	31,125
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	4,800	8,282
Shenzhen Expressway Co. (H Shares)	52,000	21,376
Sichuan Expressway Co. Ltd. (H Shares)	64,000	19,628
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	110,000	37,847
Sinopec Yizheng Chemical Fibre Co. Ltd. (H Shares)	68,000	15,160
Common Stocks - continued
	Shares	Value
China - continued
Sinopharm Group Co. Ltd. (H Shares)	38,000	$ 112,872
Sinotrans Ltd. (H Shares)	61,000	13,049
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	14,000	4,943
Travelsky Technology Ltd. (H Shares)	56,000	35,577
Tsingtao Brewery Co. Ltd. (H Shares)	24,000	160,976
Weichai Power Co. Ltd. (H Shares)	25,800	89,933
Weifu High-Technology Co. Ltd. (B Shares)	4,200	15,485
Wumart Stores, Inc. (H Shares)	30,000	52,576
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	39,800	24,054
Yantai Changyu Pioneer Wine Co. (B Shares)	10,920	49,800
Yanzhou Coal Mining Co. Ltd. (H Shares)	104,000	108,695
Zhaojin Mining Industry Co. Ltd. (H Shares)	40,500	44,988
Zhejiang Expressway Co. Ltd. (H Shares)	82,000	64,458
Zhejiang Southeast Electric Power Co. Ltd. (B Shares)	43,800	36,398
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	29,000	80,160
Zijin Mining Group Co. Ltd. (H Shares)	326,000	96,202
ZTE Corp. (H Shares)	35,800	60,342
TOTAL CHINA		23,076,362
Colombia - 0.7%
Almacenes Exito SA	12,074	197,938
BanColombia SA sponsored ADR	76	5,151
Cementos Argos SA	21,115	94,290
Corp. Financiera Colombiana SA	4,649	89,919
Corp. Financiera Colombiana SA (RFD) (a)	124	2,277
Ecopetrol SA	275,725	663,220
Grupo de Inversiones Suramerica	12,645	266,745
Interconexion Electrica SA ESP	17,894	82,358
Isagen SA	38,200	53,164
TOTAL COLOMBIA		1,455,062
Czech Republic - 0.3%
Ceske Energeticke Zavody A/S	8,557	247,663
Komercni Banka A/S	791	151,198
Telefonica Czech Rep A/S	6,013	86,878
TOTAL CZECH REPUBLIC		485,739
Egypt - 0.3%
Alexandria Mineral Oils Co.	966	9,494
Commercial International Bank Ltd.	29,734	131,041
Commercial International Bank Ltd. sponsored GDR	1,510	6,569
EFG-Hermes Holding SAE (a)	23,102	33,349
Egyptian Kuwaiti Holding	40,326	47,181
Common Stocks - continued
	Shares	Value
Egypt - continued
El Ezz Steel Rebars SAE	19,233	$ 25,517
Elsewedy Electric Co.	5,895	16,799
Orascom Construction Industries SAE (a)	4,958	158,507
Orascom Construction Industries SAE GDR (a)	209	6,682
Orascom Telecom Holding SAE (a)	148,430	100,605
Sidi Kerir Petrochemcials Co.	6,102	10,885
Talaat Moustafa Group Holding (a)	73,921	42,108
Telecom Egypt SAE	16,756	30,568
TOTAL EGYPT		619,305
Hong Kong - 4.2%
Beijing Enterprises Holdings Ltd.	29,500	220,676
China Agri-Industries Holdings Ltd.	97,630	47,933
China Everbright Ltd.	46,000	73,148
China Insurance International Holdings Co. Ltd. (a)	39,600	67,462
China Merchant Holdings International Co. Ltd.	62,847	198,823
China Mobile Ltd.	276,000	3,035,618
China Mobile Ltd. sponsored ADR	2,600	143,624
China Overseas Land and Investment Ltd.	228,000	696,327
China Resources Enterprise Ltd.	64,000	219,377
China Resources Power Holdings Co. Ltd.	106,000	346,952
China Unicom Ltd.	244,000	351,822
CITIC Pacific Ltd.	66,000	79,862
CNOOC Ltd.	868,000	1,625,825
CNOOC Ltd. sponsored ADR	400	74,936
Far East Horizon Ltd.	81,000	55,112
Fosun International Ltd.	72,000	51,216
Franshion Properties China Ltd.	216,000	73,761
Guangdong Investment Ltd.	120,000	116,132
Lenovo Group Ltd.	324,000	296,020
Poly (Hong Kong) Investments Ltd.	106,000	73,898
Shanghai Industrial Holdings Ltd.	25,000	79,251
Shenzhen Investment Ltd.	125,586	52,596
Sino-Ocean Land Holdings Ltd.	213,722	141,010
Sinotruk Hong Kong Ltd.	38,500	21,433
Yuexiu Property Co. Ltd.	372,000	110,256
TOTAL HONG KONG		8,253,070
Hungary - 0.3%
Magyar Telekom PLC	19,453	35,951
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	2,442	173,428
Common Stocks - continued
	Shares	Value
Hungary - continued
OTP Bank PLC	14,180	$ 295,500
Richter Gedeon PLC	745	110,637
TOTAL HUNGARY		615,516
India - 8.6%
ABB Ltd. India	2,410	23,397
ACC Ltd.	2,100	48,243
Adani Enterprises Ltd. (a)	12,290	49,929
Adani Power Ltd. (a)	18,448	16,787
Aditya Birla Nuvo Ltd.	1,133	22,127
Ambuja Cements Ltd.	32,656	113,476
Ashok Leyland Ltd.	42,573	18,081
Asian Paints India Ltd.	1,585	138,210
Axis Bank Ltd.	11,415	317,392
Bajaj Auto Ltd.	3,741	131,034
Bajaj Holdings & Investment Ltd.	1,341	22,219
Bank of Baroda	3,865	50,320
Bank of India	5,449	33,292
Bharat Electronics Ltd.	1,025	22,445
Bharat Forge Ltd.	4,960	21,328
Bharat Heavy Electricals Ltd.	31,480	113,025
Bharat Petroleum Corp. Ltd.	10,342	79,802
Bharti Airtel Ltd. (a)	66,295	393,621
Bharti Infratel Ltd.	8,286	27,443
Cadila Healthcare Ltd.	2,290	33,496
Cairn India Ltd.	24,186	140,561
Canara Bank (a)	4,171	32,224
Castrol India Ltd.	5,432	33,294
Cipla Ltd.	17,157	129,528
Coal India Ltd.	34,734	206,521
Colgate-Palmolive (India)	1,734	47,527
Container Corp. of India Ltd.	1,646	34,481
Corporation Bank Ltd.	1,500	10,569
Crompton Greaves Ltd.	7,074	12,149
Cummins India Ltd.	6,447	61,384
Dabur India Ltd.	24,640	67,836
Divi's Laboratories Ltd.	1,844	36,919
DLF Ltd.	18,528	82,209
Dr. Reddy's Laboratories Ltd.	4,558	172,542
Essar Oil Ltd. (a)	6,300	8,966
Exide Industries Ltd. (a)	19,744	48,804
GAIL India Ltd.	16,629	108,769
Common Stocks - continued
	Shares	Value
India - continued
GlaxoSmithKline Pharmaceuticals Ltd.	961	$ 40,497
Glenmark Pharmaceuticals Ltd. (a)	4,989	45,267
GMR Infrastructure Ltd. (a)	52,429	19,874
Godrej Consumer Products Ltd.	6,482	99,696
Godrej Industries Ltd.	5,701	32,925
Grasim Industries Ltd. (a)	1,036	57,197
Great Eastern Shipping Co. Ltd.	5,278	21,344
HCL Technologies Ltd.	11,336	152,329
HDFC Bank Ltd.	64,731	824,816
Hero Motocorp Ltd.	4,254	130,306
Hindalco Industries Ltd.	42,124	76,307
Hindustan Petroleum Corp. Ltd.	7,939	45,400
Hindustan Unilever Ltd.	28,309	307,848
Hindustan Zinc Ltd. (a)	11,963	26,551
Housing Development Finance Corp. Ltd. (a)	63,404	1,001,047
ICICI Bank Ltd.	31,726	691,393
IDBI Bank Ltd. (a)	15,445	25,389
Idea Cellular Ltd. (a)	42,653	105,471
Indiabulls Housing Finance Ltd. (a)	10,818	54,770
Indian Oil Corp. Ltd. (a)	17,187	95,852
IndusInd Bank Ltd.	13,884	120,969
Infosys Ltd.	26,369	1,096,094
Infrastructure Development Finance Co. Ltd.	60,700	172,936
ITC Ltd.	103,607	634,650
Jaiprakash Associates Ltd.	54,141	75,889
Jindal Steel & Power Ltd. (a)	20,660	117,202
JSW Energy Ltd.	14,262	17,441
JSW Steel Ltd. (a)	6,140	80,374
Kotak Mahindra Bank Ltd.	14,154	186,426
Larsen & Toubro Ltd.	8,007	225,541
Lupin Ltd.	8,100	106,008
Mahindra & Mahindra Ltd.	16,380	281,955
Mangalore Refinery & Petrochemicals Ltd.	8,733	7,719
Maruti Suzuki India Ltd.	4,667	151,385
Mphasis BFL Ltd.	5,748	40,060
Mundra Port and SEZ Ltd. (a)	23,677	63,950
Nestle India Ltd.	1,529	141,874
NHPC Ltd.	81,142	32,723
NMDC Ltd.	44,466	104,156
NTPC Ltd.	107,003	313,624
Oil & Natural Gas Corp. Ltd.	114,896	699,199
Oil India Ltd.	6,570	67,297
Common Stocks - continued
	Shares	Value
India - continued
Oracle Finance Services Software Ltd. (a)	780	$ 38,072
Oriental Bank of Commerce	2,372	11,830
Piramal Enterprises Ltd.	3,941	41,187
Power Finance Corp. Ltd.	18,918	68,663
Power Grid Corp. of India Ltd.	58,908	123,116
Punjab National Bank	3,212	46,380
Ranbaxy Laboratories Ltd. (a)	7,695	64,781
Reliance Capital Ltd.	5,624	36,964
Reliance Communication Ltd. (a)	28,806	52,021
Reliance Industries Ltd.	88,549	1,300,071
Reliance Infrastructure Ltd. (a)	6,063	42,368
Reliance Power Ltd. (a)	26,405	35,094
Rural Electrification Corp. Ltd.	19,113	79,891
Satyam Computer Services Ltd. (a)	38,193	78,470
Sesa Goa Ltd.	26,174	77,398
Shree Cement Ltd.	538	45,114
Shriram Transport Finance Co. Ltd.	6,675	92,687
Siemens India Ltd.	4,020	40,893
Smithkline Beecham Consumer Healthcare Ltd.	600	44,958
State Bank of India	7,344	309,752
Steel Authority of India Ltd.	44,854	51,509
Sterlite Industries (India) Ltd.	46,694	84,091
Sun Pharmaceutical Industries Ltd.	21,116	374,078
Sun TV Ltd.	4,188	32,523
Tata Chemicals Ltd. (a)	9,032	54,485
Tata Communications Ltd. (a)	3,618	15,429
Tata Consultancy Services Ltd.	26,290	675,014
Tata Motors Ltd.	51,429	284,761
Tata Power Co. Ltd.	47,412	83,634
Tata Steel Ltd.	13,788	77,756
Titan Industries Ltd. (a)	11,722	59,107
Torrent Power Ltd.	4,760	12,537
Ultratech Cemco Ltd.	3,624	128,317
Union Bank of India	10,272	46,840
Unitech Ltd. (a)	91,245	45,720
United Breweries Ltd. (a)	3,748	51,300
United Spirits Ltd. (a)	4,205	173,178
Wipro Ltd.	26,861	174,421
Wockhardt Ltd. (a)	1,800	63,918
Yes Bank Ltd.	10,652	102,024
Zee Entertainment Enterprises Ltd. (a)	24,991	108,883
TOTAL INDIA		16,830,936
Common Stocks - continued
	Shares	Value
Indonesia - 3.3%
PT Adaro Energy Tbk	670,000	$ 84,762
PT Aneka Tambang Tbk	181,000	25,691
PT Astra Agro Lestari Tbk	22,000	40,051
PT Astra International Tbk	1,119,000	845,938
PT Bank Central Asia Tbk	682,000	754,074
PT Bank Danamon Indonesia Tbk Series A	164,500	109,131
PT Bank Mandiri (Persero) Tbk	520,500	562,123
PT Bank Negara Indonesia (Persero) Tbk	395,500	219,665
PT Bank Rakyat Indonesia Tbk	616,000	595,566
PT Bumi Resources Tbk	1,066,000	73,460
PT Charoen Pokphand Indonesia Tbk	418,500	217,374
PT Global Mediacom Tbk	215,000	48,097
PT Gudang Garam Tbk	31,000	157,511
PT Indo Tambangraya Megah Tbk	20,500	77,488
PT Indocement Tunggal Prakarsa Tbk	70,000	190,074
PT Indofood Sukses Makmur Tbk	235,000	177,655
PT Indofood Sukses Makmur Tbk	66,500	78,316
PT Indosat Tbk	101,000	62,330
PT International Nickel Indonesia Tbk	93,000	27,261
PT Jasa Marga Tbk	106,500	73,391
PT Kalbe Farma Tbk	1,119,500	160,052
PT Media Nusantara Citra Tbk	159,000	51,106
PT Perusahaan Gas Negara Tbk Series B	575,000	369,632
PT Semen Gresik (Persero) Tbk	160,000	302,802
PT Tambang Batubbara Bukit Asam Tbk	43,000	67,447
PT Telkomunikasi Indonesia Tbk Series B	562,500	677,689
PT Unilever Indonesia Tbk	77,000	207,894
PT United Tractors Tbk	81,000	147,878
PT XL Axiata Tbk	93,500	49,046
TOTAL INDONESIA		6,453,504
Luxembourg - 0.1%
Brait SA	26,820	109,569
Malaysia - 4.4%
AirAsia Bhd	110,000	105,933
AMMB Holdings Bhd	110,600	243,556
Astro Malaysia Holdings Bhd	81,000	78,537
Axiata Group Bhd	278,700	620,148
Berjaya Sports Toto Bhd	47,182	65,132
British American Tobacco (Malaysia) Bhd	7,700	160,251
Bumi Armada Bhd	70,200	92,062
Bumiputra-Commerce Holdings Bhd	267,300	680,001
Common Stocks - continued
	Shares	Value
Malaysia - continued
DiGi.com Bhd	201,000	$ 306,537
Felda Global Ventures Holdings Bhd	98,200	149,116
Gamuda Bhd	113,700	152,098
Genting Bhd	119,800	413,443
Genting Malaysia Bhd	160,100	197,856
Hong Leong Bank Bhd	30,100	143,055
Hong Leong Credit Bhd	10,700	54,511
IHH Healthcare Bhd	127,000	156,532
IJM Corp. Bhd	74,100	132,735
IOI Corp. Bhd	198,400	328,004
Kuala Lumpur Kepong Bhd	28,400	201,250
Lafarge Malayan Cement Bhd	22,400	73,035
Malayan Banking Bhd	241,196	762,631
Malaysia Marine and Heavy Engineering Sdn Bhd	22,500	28,176
Malaysian Plantations Bhd	67,200	98,508
Maxis Bhd	127,500	283,287
MMC Corp. Bhd	56,700	47,522
Parkson Holdings Bhd	25,800	35,785
Petronas Chemicals Group Bhd	164,700	353,489
Petronas Dagangan Bhd	15,300	118,779
Petronas Gas Bhd	42,500	275,464
PPB Group Bhd	31,100	130,840
Public Bank Bhd (For. Reg.)	56,600	305,463
RHB Capital Bhd	34,760	96,882
SapuraKencana Petroleum Bhd (a)	145,000	151,553
Sime Darby Bhd	207,200	642,882
SP Setia Bhd	43,100	48,589
Telekom Malaysia Bhd	57,800	104,866
Tenaga Nasional Bhd	72,100	186,026
UEM Land Holdings Bhd (a)	74,900	61,791
UMW Holdings Bhd	43,100	202,574
YTL Corp. Bhd	284,686	153,454
YTL Power International Bhd	172,200	85,463
TOTAL MALAYSIA		8,527,816
Mexico - 5.7%
Alfa SA de CV Series A	155,300	360,678
Alpek SA de CV	17,600	42,006
America Movil S.A.B. de CV Series L	2,056,500	2,213,621
CEMEX SA de CV unit	631,908	712,453
Coca-Cola FEMSA S.A.B. de CV Series L	18,900	305,285
Embotelladoras Arca S.A.B. de CC	14,100	116,286
Common Stocks - continued
	Shares	Value
Mexico - continued
Fomento Economico Mexicano S.A.B. de CV unit	120,100	$ 1,365,854
Grupo Aeroportuario del Sureste SA de CV Series B	11,900	147,683
Grupo Bimbo S.A.B. de CV Series A	104,400	339,709
Grupo Carso SA de CV Series A1	25,800	147,270
Grupo Elektra SA de CV	1,850	79,727
Grupo Financiero Banorte S.A.B. de CV Series O	105,800	797,794
Grupo Financiero Inbursa S.A.B. de CV Series O	100,400	294,197
Grupo Financiero Santander Mexico S.A.B. de CV	85,200	275,549
Grupo Mexico SA de CV Series B	217,907	779,938
Grupo Modelo S.A.B. de CV Series C	25,800	234,748
Grupo Televisa SA de CV	145,900	740,777
Industrias CH SA de CV (a)	9,400	75,751
Industrias Penoles SA de CV	6,955	290,388
Kimberly-Clark de Mexico SA de CV Series A	46,200	160,262
Mexichem S.A.B. de CV	60,427	308,000
Minera Frisco S.A.B. de CV (a)	37,500	160,287
OHL Mexico S.A.B. de CV (a)(d)	25,200	78,159
Organizacion Soriana S.A.B. de CV Series B	16,600	68,342
Wal-Mart de Mexico SA de CV Series V	315,200	1,003,050
TOTAL MEXICO		11,097,814
Morocco - 0.0%
Douja Promotion Groupe Addoha SA	6,491	42,229
Pakistan - 0.1%
Fauji Fertilizer Co. Ltd.	30,265	34,360
MCB Bank Ltd.	39,301	87,016
National Bank of Pakistan	21,662	8,663
Oil & Gas Development Co. Ltd.	29,617	61,392
Pakistan Petroleum Ltd.	15,161	27,897
TOTAL PAKISTAN		219,328
Peru - 0.2%
Compania de Minas Buenaventura SA	2,874	57,632
Compania de Minas Buenaventura SA sponsored ADR	8,202	164,204
Volcan Compania Minera Saa Class B	105,586	67,914
TOTAL PERU		289,750
Philippines - 1.5%
Aboitiz Equity Ventures, Inc.	127,710	176,793
Aboitiz Power Corp.	118,400	107,257
Alliance Global Group, Inc.	211,000	121,450
Ayala Corp.	10,820	168,443
Common Stocks - continued
	Shares	Value
Philippines - continued
Ayala Land, Inc.	298,000	$ 234,854
Bank of the Philippine Islands (BPI)	77,800	194,240
BDO Unibank, Inc.	77,302	172,158
Bloomberry Resorts Corp. (a)	125,600	36,605
DMCI Holdings, Inc.	49,090	68,017
Globe Telecom, Inc.	1,855	64,424
International Container Terminal Services, Inc.	40,960	91,520
Jollibee Food Corp.	24,420	76,211
Manila Electric Co.	8,590	78,025
Metropolitan Bank & Trust Co.	43,870	132,649
Philippine Long Distance Telephone Co.	4,845	357,957
PNOC Energy Development Corp.	333,400	52,712
San Miguel Corp.	50,580	148,638
SM Investments Corp.	13,560	377,078
SM Prime Holdings, Inc.	372,400	180,886
Universal Robina Corp.	46,580	134,508
TOTAL PHILIPPINES		2,974,425
Poland - 1.4%
Bank Handlowy w Warszawie SA	1,809	53,815
Bank Polska Kasa Opieki SA	7,318	350,864
BRE Bank SA	746	81,592
ENEA SA	6,241	25,676
Getin Noble Bank SA (a)	49,975	24,831
ING Bank Slaski SA (a)	1,811	51,639
Jastrzebska Spolka Weglowa SA	2,758	72,881
KGHM Polska Miedz SA (Bearer)	7,621	356,950
Polish Oil & Gas Co. (a)	93,448	157,923
Polska Grupa Energetyczna SA	39,235	203,759
Polski Koncern Naftowy Orlen SA (a)	17,338	268,862
Powszechna Kasa Oszczednosci Bank SA	48,447	504,425
Powszechny Zaklad Ubezpieczen SA	3,279	451,922
Synthos SA	24,557	36,604
Tauron Polska Energia SA	61,239	81,591
Telekomunikacja Polska SA	35,761	79,674
TOTAL POLAND		2,803,008
Russia - 6.2%
Aeroflot - Russian Airlines (a)	22,461	38,769
E.ON Russia JSC (a)	991,149	79,975
Federal Grid Co. of Unified Energy System (a)	14,977,090	57,898
Gazprom OAO sponsored ADR (Reg. S)	316,031	2,507,706
Common Stocks - continued
	Shares	Value
Russia - continued
Inter Rao Ues JSC (a)	101,440,795	$ 41,976
LSR Group OJSC GDR (Reg. S)	9,543	41,512
Lukoil Oil Co. sponsored ADR (United Kingdom)	32,435	2,056,379
Magnit OJSC GDR (Reg. S)	14,661	747,711
Magnitogorsk Iron & Steel Works OJSC unit	5,263	15,842
Mechel Steel Group OAO sponsored ADR (d)	5,222	21,306
Megafon OJSC GDR	4,576	141,215
Mobile TeleSystems OJSC sponsored ADR	28,819	596,553
Mosenergo AO (a)	640,658	25,217
Norilsk Nickel OJSC ADR	26,006	398,412
NOVATEK OAO GDR (Reg. S)	3,640	368,368
Novolipetsk Steel OJSC GDR (Reg. S)	4,896	81,274
Pharmstandard OJSC unit (a)	3,506	73,310
Raspadskaya OAO (a)	10,877	15,910
Rosneft Oil Co. OJSC GDR (Reg. S)	72,962	498,695
Rostelecom sponsored ADR	13,186	294,048
RusHydro JSC sponsored ADR	60,717	104,433
Russian Grids OAO (a)	907,841	38,548
Russian Grids OAO rights (a)	2,554,230	0
Sberbank (Savings Bank of the Russian Federation) (a)	39,030	124,132
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	140,863	1,811,498
Severstal JSC GDR (Reg. S)	8,935	75,545
Sistema JSFC sponsored GDR	7,787	148,498
Surgutneftegaz JSC sponsored ADR	40,795	346,758
Tatneft OAO sponsored ADR	13,696	517,572
TMK OAO GDR (Reg. S)	3,064	38,729
Uralkali OJSC GDR (Reg. S)	14,908	539,521
VTB Bank JSC:
rights (a)	35,805,003	358
sponsored GDR (Reg. S)	74,909	235,963
TOTAL RUSSIA		12,083,631
South Africa - 8.4%
Absa Group Ltd.	18,208	299,676
Acucap Properties Ltd.	7,677	44,863
Adcock Ingram Holdings Ltd.	8,250	56,082
Aeci Ltd.	6,030	67,467
African Bank Investments Ltd.	39,729	126,136
African Rainbow Minerals Ltd.	4,582	90,318
Anglo Platinum Ltd. (a)	3,152	119,564
AngloGold Ashanti Ltd.	21,285	410,667
ArcelorMittal South Africa Ltd. (a)	10,394	26,629
Common Stocks - continued
	Shares	Value
South Africa - continued
Aspen Pharmacare Holdings Ltd.	19,330	$ 419,838
Assore Ltd.	2,210	71,914
Aveng Ltd.	20,257	66,594
AVI Ltd.	18,325	110,275
Barloworld Ltd.	12,400	129,894
Bidvest Group Ltd.	14,845	386,051
Capital Property Fund	85,366	112,255
Capitec Bank Holdings Ltd.	2,863	69,716
Clicks Group Ltd.	14,298	91,140
Coronation Fund Managers Ltd.	12,203	73,026
DataTec Ltd.	8,824	49,659
Discovery Ltd.	15,561	141,746
Exxaro Resources Ltd.	7,290	114,328
FirstRand Ltd.	161,504	561,174
Foschini Ltd.	12,336	158,092
Fountainhead Property Trust	54,358	57,426
Gold Fields Ltd.	39,563	296,626
Grindrod Ltd.	21,050	44,101
Growthpoint Properties Ltd.	91,110	299,419
Harmony Gold Mining Co. Ltd.	22,414	113,313
Hyprop Investments Ltd.	8,473	74,783
Illovo Sugar Ltd.	10,755	41,577
Impala Platinum Holdings Ltd.	28,902	394,421
Imperial Holdings Ltd.	10,885	241,026
Investec Ltd.	15,731	112,844
JD Group Ltd.	5,268	19,408
JSE Ltd.	4,095	35,002
Kumba Iron Ore Ltd.	3,751	197,835
Lewis Group Ltd.	4,305	28,305
Liberty Holdings Ltd.	6,650	88,558
Life Healthcare Group Holdings Ltd.	53,197	224,739
Massmart Holdings Ltd.	5,807	120,366
Mediclinic International Ltd.	21,091	152,891
MMI Holdings Ltd.	61,727	157,525
Mondi Ltd.	5,543	74,094
Mr Price Group Ltd.	12,664	182,025
MTN Group Ltd.	92,893	1,674,734
Murray & Roberts Holdings Ltd. (a)	20,832	51,003
Nampak Ltd.	36,645	134,680
Naspers Ltd. Class N	21,669	1,450,074
Nedbank Group Ltd.	10,133	215,273
Netcare Ltd.	72,014	163,714
Common Stocks - continued
	Shares	Value
South Africa - continued
Northam Platinum Ltd. (a)	13,262	$ 49,200
Omnia Holdings Ltd.	2,000	35,148
Palabora Mining Co. Ltd. (a)	376	4,462
Pick 'n Pay Holdings Ltd.	14,542	28,765
Pick 'n Pay Stores Ltd.	11,238	53,225
Pretoria Portland Cement Co. Ltd.	32,453	118,659
Remgro Ltd.	26,208	528,541
Reunert Ltd.	9,334	81,123
RMB Holdings Ltd.	40,518	179,844
Royal Bafokeng Holdings (Pty) Ltd. (a)	2,132	12,889
Sanlam Ltd.	106,076	543,649
Santam Ltd.	2,201	43,218
Sappi Ltd. (a)	28,323	85,220
Sasol Ltd.	30,289	1,312,014
Shoprite Holdings Ltd.	24,025	455,387
Sibanye Gold Ltd. (a)	35,199	33,342
Spar Group Ltd.	9,244	122,072
Standard Bank Group Ltd.	67,663	845,269
Steinhoff International Holdings Ltd.	100,718	268,813
Sun International Ltd.	5,278	64,164
Telkom SA Ltd. (a)	18,572	26,492
Tiger Brands Ltd.	7,310	227,369
Tongaat Hulett Ltd.	5,046	73,383
Truworths International Ltd.	24,469	243,204
Vodacom Group Ltd.	17,263	202,400
Wilson Bayly Holmes-Ovcon Ltd.	2,304	39,669
Woolworths Holdings Ltd.	42,146	328,488
TOTAL SOUTH AFRICA		16,448,875
Taiwan - 11.9%
Acer, Inc. (a)	146,000	118,077
Advanced Semiconductor Engineering, Inc.	338,940	295,846
Advantech Co. Ltd.	22,000	105,188
Asia Cement Corp.	127,740	162,220
ASUSTeK Computer, Inc.	40,000	465,921
AU Optronics Corp. (a)	450,000	212,259
Capital Securities Corp.	111,195	39,403
Catcher Technology Co. Ltd.	39,000	197,711
Cathay Financial Holding Co. Ltd.	383,250	515,938
Cathay Real Estate Development Co. Ltd.	58,000	34,812
Chang Hwa Commercial Bank	224,440	128,241
Cheng Shin Rubber Industry Co. Ltd.	88,380	299,395
Common Stocks - continued
	Shares	Value
Taiwan - continued
Cheng Uei Precision Industries Co. Ltd.	17,109	$ 34,114
Chicony Electronics Co. Ltd.	35,910	105,453
China Airlines Ltd. (a)	107,043	40,835
China Development Finance Holding Corp. (a)	749,800	207,473
China Motor Co. Ltd.	33,000	32,172
China Steel Corp.	680,895	600,314
Chinatrust Financial Holding Co. Ltd.	732,360	444,532
Chunghwa Telecom Co. Ltd.	210,000	670,841
Compal Communications, Inc. (a)	15,000	19,405
Compal Electronics, Inc.	217,000	140,546
Delta Electronics, Inc.	112,000	537,402
E.SUN Financial Holdings Co. Ltd.	234,150	141,332
Epistar Corp.	45,000	79,349
Eternal Chemical Co. Ltd.	35,000	30,205
EVA Airways Corp. (a)	76,900	42,896
Evergreen Marine Corp. (Taiwan) (a)	102,000	59,664
Far Eastern International Bank	102,776	41,996
Far Eastern Textile Ltd.	198,730	213,960
Far EasTone Telecommunications Co. Ltd.	89,000	216,992
Feng Hsin Iron & Steel Co.	27,000	48,525
First Financial Holding Co. Ltd.	353,180	217,369
Formosa Chemicals & Fibre Corp.	238,000	557,674
Formosa Petrochemical Corp.	101,000	275,019
Formosa Plastics Corp.	263,000	638,549
Formosa Taffeta Co. Ltd.	60,000	57,070
Foxconn Technology Co. Ltd.	63,450	167,608
Fubon Financial Holding Co. Ltd.	377,334	539,323
Giant Manufacturing Co. Ltd.	15,000	90,031
Hon Hai Precision Industry Co. Ltd. (Foxconn)	571,300	1,476,197
Hotai Motor Co. Ltd.	23,000	205,510
HTC Corp.	43,000	438,895
Hua Nan Financial Holdings Co. Ltd.	357,205	207,734
Innolux Corp. (a)	351,698	220,035
Inventec Corp.	166,865	66,769
Largan Precision Co. Ltd.	6,000	163,988
LITE-ON IT Corp.	21,069	23,184
LITE-ON Technology Corp.	114,405	205,999
Macronix International Co. Ltd.	163,101	44,467
MediaTek, Inc.	70,000	854,527
Mega Financial Holding Co. Ltd.	508,575	392,339
Nan Ya Plastics Corp.	315,000	628,077
Nan Ya Printed Circuit Board Corp.	12,000	13,754
Common Stocks - continued
	Shares	Value
Taiwan - continued
Novatek Microelectronics Corp.	27,000	$ 131,841
Oriental Union Chemical Corp.	31,300	34,548
Pegatron Corp. (a)	87,000	142,492
Pou Chen Corp.	58,000	68,444
President Chain Store Corp.	29,000	178,976
President Securities Corp.	53,500	32,202
Quanta Computer, Inc.	101,000	208,918
Realtek Semiconductor Corp.	23,110	66,611
Shin Kong Financial Holding Co. Ltd. (a)	350,000	110,614
Siliconware Precision Industries Co. Ltd.	162,000	194,468
Sinopac Holdings Co.	383,089	191,609
Synnex Technology International Corp.	77,000	130,292
Taishin Financial Holdings Co. Ltd.	360,148	156,321
Taiwan Business Bank	177,200	54,500
Taiwan Cement Corp.	191,000	253,889
Taiwan Cooperative Financial Holding Co. Ltd.	300,078	172,476
Taiwan Fertilizer Co. Ltd.	41,000	98,155
Taiwan Glass Industry Corp.	96,475	98,143
Taiwan Mobile Co. Ltd.	89,900	327,713
Taiwan Secom Co.	18,000	43,703
Taiwan Semiconductor Manufacturing Co. Ltd.	1,276,000	4,739,300
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,800	206,064
TECO Electric & Machinery Co. Ltd.	105,000	98,805
Ton Yi Industrial Corp.	55,000	40,751
Transcend Information, Inc.	13,000	44,964
U-Ming Marine Transport Corp.	20,000	31,197
Unified-President Enterprises Corp.	230,340	453,806
Unimicron Technology Corp.	86,000	90,695
United Microelectronics Corp.	670,000	256,941
Vanguard International Semiconductor Corp.	42,000	45,788
Walsin Lihwa Corp. (a)	169,000	52,436
Wan Hai Lines Ltd. (a)	52,000	29,095
Waterland Financial Holdings Co. Ltd.	90,189	31,806
Wistron Corp.	111,700	113,442
Yageo Corp. (a)	101,000	31,988
Yang Ming Marine Transport Corp. (a)	65,900	29,609
Yuanta Financial Holding Co. Ltd.	509,570	259,191
Yuen Foong Yu Paper Manufacturing Co.	89,000	43,610
Yulon Motor Co. Ltd.	65,000	111,529
TOTAL TAIWAN		23,174,067
Common Stocks - continued
	Shares	Value
Thailand - 3.1%
Advanced Info Service PCL (For. Reg.)	66,000	$ 607,155
Airports of Thailand PCL (For. Reg.)	21,900	107,821
Bangkok Bank PCL (For. Reg.)	25,600	197,997
Bangkok Dusit Medical Service PCL (For. Reg.)	9,500	54,702
Bank of Ayudhya PCL	16,100	17,965
Bank of Ayudhya PCL (For. Reg.)	138,000	153,986
Banpu PCL (For. Reg.)	5,700	66,225
BEC World PCL (For. Reg.)	50,500	115,281
Berli Jucker PCL	23,600	59,302
Big C Supercenter PCL	7,900	62,177
Big C Supercenter PCL (For. Reg.)	9,000	70,835
C.P. ALL PCL (For. Reg.)	239,100	358,446
Central Pattana PCL (For. Reg.)	19,000	64,736
Charoen Pokphand Foods PCL (For. Reg.)	165,700	179,250
Delta Electronics PCL (For. Reg.)	46,000	59,557
Electricity Generating PCL (For. Reg.)	11,300	59,099
Glow Energy PCL (For. Reg.)	31,300	82,116
Indorama Ventures PCL (For. Reg.)	85,300	68,298
IRPC Public Co. Ltd. (For. Reg.)	485,900	67,877
Kasikornbank PCL (For. Reg.)	63,200	465,118
Krung Thai Bank PCL (For. Reg.)	188,470	159,252
Land & House PCL	132,500	59,140
Land & House PCL (For. Reg.)	37,600	16,782
PTT Exploration and Production PCL (For. Reg.)	79,939	419,441
PTT Global Chemical PCL (For. Reg.)	89,139	221,709
PTT PCL (For. Reg.)	47,700	529,819
Ratchaburi Electric Generating Holding PCL	3,700	7,469
Ratchaburi Electric Generating Holding PCL (For. Reg.)	12,000	24,225
Shin Corp. PLC	81,000	238,032
Siam Cement PCL (For. Reg.)	16,300	274,351
Siam City Cement PCL (For. Reg.)	3,900	64,845
Siam Commercial Bank PCL (For. Reg.)	86,600	548,811
Siam Makro PCL (For. Reg.)	3,100	79,639
Thai Airways International PCL (For. Reg.)	28,000	28,143
Thai Oil PCL (For. Reg.)	43,400	97,595
Thai Union Frozen Products PCL (For. Reg.)	25,180	48,473
TMB PCL (For. Reg.)	1,145,500	106,939
Total Access Communication PCL	17,100	68,167
Total Access Communication PCL (For. Reg.)	19,700	78,532
TOTAL THAILAND		5,989,307
Common Stocks - continued
	Shares	Value
Turkey - 2.3%
Akbank T.A.S.	92,307	$ 485,027
Anadolu Efes Biracilik Ve Malt Sanayii A/S	7,829	130,138
Arcelik A/S	13,003	101,181
Aselsan A/S	5,128	30,463
Bim Birlesik Magazalar A/S JSC	6,075	311,756
Coca-Cola Icecek A/S	3,965	110,584
Dogan Sirketler Grubu Holding A/S (a)	45,858	30,951
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	34,932	59,819
Enka Insaat ve Sanayi A/S	34,066	105,272
Eregli Demir ve Celik Fabrikalari T.A.S.	57,904	66,213
Ford Otomotiv Sanayi A/S	4,084	56,724
Haci Omer Sabanci Holding A/S	44,026	273,819
Koc Holding A/S	35,408	214,295
Koza Altin Isletmeleri A/S	2,506	50,043
Tofas Turk Otomobil Fabrikasi A/S	6,981	48,675
Tupras Turkiye Petrol Rafinelleri A/S	6,556	182,848
Turk Hava Yollari AO	33,003	137,332
Turk Sise ve Cam Fabrikalari A/S	23,680	40,155
Turk Telekomunikasyon A/S	27,876	132,169
Turkcell Iletisim Hizmet A/S (a)	44,707	278,371
Turkiye Garanti Bankasi A/S	117,724	650,100
Turkiye Halk Bankasi A/S	33,875	369,408
Turkiye Is Bankasi A/S Series C	72,583	280,170
Turkiye Vakiflar Bankasi TAO	64,710	231,010
Yapi ve Kredi Bankasi A/S	47,389	146,971
TOTAL TURKEY		4,523,494
United Arab Emirates - 0.4%
Air Arabia PJSC (a)	110,682	29,501
Aldar Properties PJSC (a)	78,393	30,947
Arabtec Holding Co. (a)	36,706	21,186
Dana Gas PJSC (a)	171,247	23,312
DP World Ltd.	8,710	133,611
Dubai Financial Market PJSC (a)	93,412	31,790
Dubai Islamic Bank Pakistan Ltd. (a)	29,428	23,075
Emaar Properties PJSC (a)	159,044	242,918
First Gulf Bank PJSC	39,161	158,862
TOTAL UNITED ARAB EMIRATES		695,202
TOTAL COMMON STOCKS (Cost $164,748,505)		173,152,893
Nonconvertible Preferred Stocks - 7.3%
	Shares	Value
Brazil - 6.8%
AES Tiete SA (PN) (non-vtg.)	6,500	$ 65,885
Banco Bradesco SA (PN)	107,140	1,761,257
Bradespar Sa (PN)	13,300	168,913
Braskem SA (PN-A)	8,100	70,444
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	13,900	72,114
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	8,000	439,435
Companhia de Bebidas das Americas (AmBev) (PN)	36,900	1,544,793
Companhia de Gas de Sao Paulo	300	8,059
Companhia de Transmissao de Energia Eletrica Paulista (PN)	1,700	29,764
Companhia Energetica de Minas Gerais (CEMIG) (PN)	26,825	341,756
Companhia Energetica de Sao Paulo Series A	9,500	100,425
Companhia Paranaense de Energia-Copel (PN-B)	6,000	106,490
Gerdau SA (PN)	47,500	371,548
Itau Unibanco Holding SA	125,100	2,098,391
Itausa-Investimentos Itau SA (PN)	138,350	685,267
Klabin SA (PN) (non-vtg.)	31,000	207,002
Lojas Americanas SA (PN)	21,096	184,099
Metalurgica Gerdau SA (PN)	14,400	143,298
Oi SA (PN)	62,700	153,557
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	239,200	2,386,321
Telefonica Brasil SA	16,600	440,814
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	18,800	93,119
Vale SA (PN-A)	111,100	1,806,364
TOTAL BRAZIL		13,279,115
Chile - 0.1%
Embotelladora Andina SA Class B	12,163	82,645
Sociedad Quimica y Minera de Chile SA (PN-B)	4,649	230,155
TOTAL CHILE		312,800
Colombia - 0.3%
BanColombia SA (PN)	19,008	311,404
Grupo Aval Acciones Y Val SA	110,052	77,184
Grupo de Inversiones Suramerica	5,941	125,065
Inversiones Argos SA	6,365	70,238
TOTAL COLOMBIA		583,891
Russia - 0.1%
AK Transneft OAO (a)	82	164,283
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $14,475,623)		14,340,089
Government Obligations - 0.2%
	Principal Amount	Value
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.14% 5/23/13 (e) (Cost $399,969)	$ 400,000	$ 399,993
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	4,547,175	4,547,175
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	107,350	107,350
TOTAL MONEY MARKET FUNDS (Cost $4,654,525)		4,654,525
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $184,278,622)		192,547,500
NET OTHER ASSETS (LIABILITIES) - 1.4%		2,792,684
NET ASSETS - 100%		$ 195,340,184
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
150 NYSE E-mini MSCI Emerging Markets Index Contracts	June 2013	$ 7,799,250	$ 208,699

The face value of futures purchased as a percentage of net assets is 4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $244,996.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,647
Fidelity Securities Lending Cash Central Fund	49
Total	$ 6,696
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,588,280	$ 11,152,134	$ 436,146	$ -
Consumer Staples	17,998,445	17,998,445	-	-
Energy	25,740,882	19,988,084	5,752,798	-
Financials	56,386,638	53,519,014	2,812,496	55,128
Health Care	2,988,704	2,816,162	172,542	-
Industrials	10,921,963	10,921,963	-	-
Information Technology	18,158,170	11,188,841	6,969,329	-
Materials	19,800,135	18,756,552	1,043,583	-
Telecommunication Services	16,410,159	10,556,187	5,853,972	-
Utilities	7,499,606	7,286,412	213,194	-
Government Obligations	399,993	-	399,993	-
Money Market Funds	4,654,525	4,654,525	-	-
Total Investments in Securities:	$ 192,547,500	$ 168,838,319	$ 23,654,053	$ 55,128
Derivative Instruments:
Assets
Futures Contracts	$ 208,699	$ 208,699	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 208,699	$ -
Total Value of Derivatives	$ 208,699	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $96,608) - See accompanying schedule: Unaffiliated issuers (cost $179,624,097)	$ 187,892,975
Fidelity Central Funds (cost $4,654,525)	4,654,525
Total Investments (cost $184,278,622)		$ 192,547,500
Foreign currency held at value (cost $1,157,722)		1,158,523
Receivable for fund shares sold		2,622,442
Dividends receivable		436,227
Distributions receivable from Fidelity Central Funds		360
Receivable for daily variation margin on futures contracts		88,094
Receivable from investment adviser for expense reductions		22,354
Other receivables		3,725
Total assets		196,879,225

Liabilities
Payable for fund shares redeemed	$ 1,372,003
Accrued management fee	38,869
Other affiliated payables	18,339
Other payables and accrued expenses	2,480
Collateral on securities loaned, at value	107,350
Total liabilities		1,539,041

Net Assets		$ 195,340,184
Net Assets consist of:
Paid in capital		$ 190,607,758
Undistributed net investment income		1,429,175
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,173,744)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,476,995
Net Assets		$ 195,340,184

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($9,719,605 ÷ 961,096 shares)	$ 10.11

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($184,817,879 ÷ 18,266,155 shares)	$ 10.12

Institutional Class: Net Asset Value, offering price and redemption price per share ($689,953 ÷ 68,120 shares)	$ 10.13

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($112,747 ÷ 11,133 shares)	$ 10.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Emerging Markets Index Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 1,541,344
Interest		437
Income from Fidelity Central Funds		6,696
Income before foreign taxes withheld		1,548,477
Less foreign taxes withheld		(128,465)
Total income		1,420,012

Expenses
Management fee	$ 188,050
Transfer agent fees	98,623
Independent trustees' compensation	251
Miscellaneous	174
Total expenses before reductions	287,098
Expense reductions	(110,097)	177,001
Net investment income (loss)		1,243,011
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(924,080)
Foreign currency transactions	33,624
Futures contracts	(274,116)
Swap agreements	340,068
Total net realized gain (loss)		(824,504)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $697)	3,586,298
Assets and liabilities in foreign currencies	2,227
Futures contracts	214,703
Swap agreements	168,555
Total change in net unrealized appreciation (depreciation)		3,971,783
Net gain (loss)		3,147,279
Net increase (decrease) in net assets resulting from operations		$ 4,390,290

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,243,011	$ 2,139,991
Net realized gain (loss)	(824,504)	(3,704,445)
Change in net unrealized appreciation (depreciation)	3,971,783	3,958,926
Net increase (decrease) in net assets resulting from operations	4,390,290	2,394,472
Distributions to shareholders from net investment income	(1,410,281)	-
Distributions to shareholders from net realized gain	(695,069)	(144,849)
Total distributions	(2,105,350)	(144,849)
Share transactions - net increase (decrease)	96,137,214	60,092,122
Redemption fees	38,962	291,097
Total increase (decrease) in net assets	98,461,116	62,632,842

Net Assets
Beginning of period	96,879,068	34,246,226
End of period (including undistributed net investment income of $1,429,175 and undistributed net investment income of $1,596,445, respectively)	$ 195,340,184	$ 96,879,068

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.27	.02
Net realized and unrealized gain (loss)	.46	(.06) H	(.48)
Total from investment operations	.54	.21	(.46)
Distributions from net investment income	(.12)	-	-
Distributions from net realized gain	(.06)	(.03)	-
Total distributions	(.19) L	(.03)	-
Redemption fees added to paid in capital D	- K	.04	-
Net asset value, end of period	$ 10.11	$ 9.76	$ 9.54
Total Return B,C	5.51%	2.68%	(4.60)%
Ratios to Average Net Assets E,J
Expenses before reductions	.46% A	.46%	.46% A
Expenses net of fee waivers, if any	.32% A	.33%	.33% A
Expenses net of all reductions	.32% A	.33%	.33% A
Net investment income (loss)	1.57% A	2.80%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,720	$ 44,554	$ 14,188
Portfolio turnover rate F	24% A	62%	-% G,M

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.19 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.064 per share.

M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.28	.02
Net realized and unrealized gain (loss)	.47	(.06) H	(.48)
Total from investment operations	.55	.22	(.46)
Distributions from net investment income	(.14)	-	-
Distributions from net realized gain	(.06)	(.03)	-
Total distributions	(.20)	(.03)	-
Redemption fees added to paid in capital D	- K	.04	-
Net asset value, end of period	$ 10.12	$ 9.77	$ 9.54
Total Return B,C	5.66%	2.78%	(4.60)%
Ratios to Average Net Assets E,J
Expenses before reductions	.35% A	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.22%	.22% A
Expenses net of all reductions	.20% A	.22%	.22% A
Net investment income (loss)	1.69% A	2.91%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 184,818	$ 51,728	$ 10,517
Portfolio turnover rate F	24% A	62%	-% G,L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.28	.03
Net realized and unrealized gain (loss)	.46	(.04) H	(.49)
Total from investment operations	.55	.24	(.46)
Distributions from net investment income	(.15)	-	-
Distributions from net realized gain	(.06)	(.03)	-
Total distributions	(.21)	(.03)	-
Redemption fees added to paid in capital D	- K	.04	-
Net asset value, end of period	$ 10.13	$ 9.79	$ 9.54
Total Return B,C	5.64%	2.99%	(4.60)%
Ratios to Average Net Assets E,J
Expenses before reductions	.28% A	.28%	.28% A
Expenses net of fee waivers, if any	.14% A	.15%	.15% A
Expenses net of all reductions	.14% A	.15%	.15% A
Net investment income (loss)	1.75% A	2.99%	1.93% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 690	$ 517	$ 4,771
Portfolio turnover rate F	24% A	62%	-% G,L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.79	$ 9.54	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.28	.03
Net realized and unrealized gain (loss)	.46	(.04) H	(.49)
Total from investment operations	.55	.24	(.46)
Distributions from net investment income	(.15)	-	-
Distributions from net realized gain	(.06)	(.03)	-
Total distributions	(.21)	(.03)	-
Redemption fees added to paid in capital D	- K	.04	-
Net asset value, end of period	$ 10.13	$ 9.79	$ 9.54
Total Return B,C	5.68%	2.99%	(4.60)%
Ratios to Average Net Assets E,J
Expenses before reductions	.25% A	.25%	.25% A
Expenses net of fee waivers, if any	.11% A	.12%	.12% A
Expenses net of all reductions	.11% A	.12%	.12% A
Net investment income (loss)	1.78% A	3.02%	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 80	$ 4,771
Portfolio turnover rate F	24% A	62%	-% G,L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period September 8, 2011 (commencement of operations) to October 31, 2011.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.3	1.3
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.1	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.0	0.9
Novartis AG (Switzerland, Pharmaceuticals)	1.0	0.9
Toyota Motor Corp. (Japan, Automobiles)	0.9	0.7
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	0.9	0.9
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	0.9	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.9
Sanofi SA (France, Pharmaceuticals)	0.7	0.7
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	0.7	0.7
	9.3
Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.3	25.2
Consumer Staples	10.7	9.9
Industrials	9.5	9.9
Consumer Discretionary	9.5	8.2
Energy	9.3	10.3
Materials	8.4	10.5
Health Care	7.4	6.9
Information Technology	6.0	5.8
Telecommunication Services	5.6	5.2
Utilities	3.4	3.3
Geographic Diversification (% of fund's net assets)
As of April 30, 2013
Japan 14.9%
United Kingdom 13.9%
Canada 7.1%
Australia 6.2%
Switzerland 6.1%
France 6.0%
Germany 5.6%
Korea (South) 3.1%
Hong Kong 2.7%
Other 34.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2012
United Kingdom 14.4%
Japan 12.7%
Canada 7.8%
Australia 5.9%
France 5.8%
Switzerland 5.7%
Germany 5.6%
Korea (South) 3.4%
Brazil 2.8%
Other 35.9%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan Global ex U.S. Index Fund

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 6.2%
AGL Energy Ltd.	7,289	$ 119,922
ALS Ltd.	4,623	46,920
Alumina Ltd. (a)	28,267	28,267
Amcor Ltd.	15,763	161,617
AMP Ltd.	38,308	214,455
APA Group unit	10,188	68,758
Asciano Ltd.	13,297	74,439
ASX Ltd.	2,315	90,263
Australia & New Zealand Banking Group Ltd.	35,286	1,164,739
Bendigo & Adelaide Bank Ltd.	5,299	60,758
BHP Billiton Ltd.	41,797	1,405,172
Boral Ltd.	10,373	53,768
Brambles Ltd.	20,447	184,841
Caltex Australia Ltd.	1,610	35,952
CFS Retail Property Trust unit	26,108	59,546
Coca-Cola Amatil Ltd.	7,499	117,702
Cochlear Ltd.	739	50,549
Commonwealth Bank of Australia	20,852	1,587,788
Computershare Ltd.	5,673	58,400
Crown Ltd.	5,028	67,242
CSL Ltd.	6,518	425,434
DEXUS Property Group unit	59,600	71,364
Echo Entertainment Group Ltd.	9,004	33,791
Federation Centres unit	16,171	43,588
Flight Centre Ltd.	669	26,473
Fortescue Metals Group Ltd.	18,207	66,063
Goodman Group unit	22,377	120,863
Harvey Norman Holdings Ltd.	5,660	17,603
Iluka Resources Ltd.	5,621	52,154
Incitec Pivot Ltd.	22,052	66,069
Insurance Australia Group Ltd.	26,982	162,798
Leighton Holdings Ltd.	2,124	44,017
Lend Lease Group unit	7,246	80,979
Macquarie Group Ltd.	4,232	171,939
Metcash Ltd.	10,425	44,203
Mirvac Group unit	45,773	83,992
National Australia Bank Ltd.	30,130	1,062,016
Newcrest Mining Ltd.	10,022	174,653
Orica Ltd.	4,772	113,042
Origin Energy Ltd.	14,289	182,501
OZ Minerals Ltd.	4,676	20,845
Qantas Airways Ltd. (a)	13,120	25,843
Common Stocks - continued
	Shares	Value
Australia - continued
QBE Insurance Group Ltd.	15,605	$ 216,296
QR National Ltd.	23,766	102,249
Ramsay Health Care Ltd.	1,750	58,037
Rio Tinto Ltd.	5,730	331,468
Santos Ltd.	12,638	161,807
Sims Metal Management Ltd.	1,953	19,592
Sonic Healthcare Ltd.	4,598	63,207
SP AusNet unit	24,677	32,106
Stockland Corp. Ltd. unit	28,908	115,980
Suncorp-Metway Ltd.	16,765	225,596
Sydney Airport unit	845	3,031
Tabcorp Holdings Ltd.	10,543	37,708
Tatts Group Ltd.	17,426	59,074
Telstra Corp. Ltd.	56,490	291,645
The GPT Group unit	18,996	80,742
Toll Holdings Ltd.	9,209	54,418
Transurban Group unit	17,369	122,804
Treasury Wine Estates Ltd.	9,058	54,840
Wesfarmers Ltd.	13,016	585,221
Westfield Group unit	27,849	336,348
Westfield Retail Trust unit	37,851	129,492
Westpac Banking Corp.	39,992	1,401,338
Whitehaven Coal Ltd.	4,257	8,606
Woodside Petroleum Ltd.	8,592	340,367
Woolworths Ltd.	15,935	601,486
WorleyParsons Ltd.	2,789	65,836
TOTAL AUSTRALIA		14,240,622
Austria - 0.2%
Andritz AG	905	58,972
Erste Group Bank AG	2,820	88,388
IMMOFINANZ Immobilien Anlagen AG	12,464	50,967
OMV AG	1,932	90,770
Osterreichische Elektrizitatswirtschafts AG	923	20,208
Raiffeisen International Bank-Holding AG	563	19,867
Telekom Austria AG	3,580	24,545
Vienna Insurance Group AG	434	22,999
Voestalpine AG	1,483	46,297
TOTAL AUSTRIA		423,013
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	18,933	77,612
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - 0.6%
Experian PLC	13,239	$ 232,794
Glencore International PLC (d)	51,160	251,878
Petrofac Ltd.	3,390	71,089
Randgold Resources Ltd.	1,132	91,582
Shire PLC	7,354	229,239
Wolseley PLC	3,596	177,797
WPP PLC	16,440	271,792
TOTAL BAILIWICK OF JERSEY		1,326,171
Belgium - 0.8%
Ageas	2,972	108,887
Anheuser-Busch InBev SA NV	10,421	1,001,151
Belgacom SA	2,024	46,646
Colruyt NV	1,046	52,794
Delhaize Group SA	1,261	78,905
Groupe Bruxelles Lambert SA	1,038	80,379
KBC Groupe SA	3,066	120,326
Solvay SA Class A	770	112,864
Telenet Group Holding NV	661	35,686
UCB SA	1,425	84,224
Umicore SA	1,498	69,344
TOTAL BELGIUM		1,791,206
Bermuda - 0.4%
Brilliance China Automotive Holdings Ltd. (a)	30,000	36,726
Cheung Kong Infrastructure Holdings Ltd.	6,000	43,530
China Foods Ltd.	6,000	3,062
China Gas Holdings Ltd.	44,000	43,375
China Resources Gas Group Ltd.	12,000	33,633
Cosco Pacific Ltd.	24,113	31,943
Credicorp Ltd. (NY Shares)	880	132,519
First Pacific Co. Ltd.	26,000	35,984
GOME Electrical Appliances Holdings Ltd. (a)	174,000	17,489
Haier Electronics Group Co. Ltd.	11,000	19,647
Huabao International Holdings Ltd.	24,000	11,010
Kerry Properties Ltd.	8,500	38,446
Kunlun Energy Co. Ltd.	42,000	82,158
Li & Fung Ltd.	76,000	98,328
Nine Dragons Paper (Holdings) Ltd.	22,000	19,080
Noble Group Ltd.	54,000	49,322
NWS Holdings Ltd.	17,526	31,302
Orient Overseas International Ltd.	2,500	14,852
Common Stocks - continued
	Shares	Value
Bermuda - continued
Seadrill Ltd.	4,597	$ 175,940
Shangri-La Asia Ltd.	20,000	38,659
Sihuan Pharmaceutical Holdings Group Ltd.	18,000	10,090
Yue Yuen Industrial (Holdings) Ltd.	8,500	29,410
TOTAL BERMUDA		996,505
Brazil - 1.3%
All America Latina Logistica SA	5,200	26,276
Anhanguera Educacional Participacoes SA	1,700	30,597
Banco Bradesco SA	8,250	141,187
Banco do Brasil SA	7,500	94,465
Banco Santander SA (Brasil) unit	10,500	77,199
BM&F Bovespa SA	23,100	160,369
BR Malls Participacoes SA	5,500	64,876
BR Properties SA	2,200	24,389
Brasil Foods SA	8,500	210,891
CCR SA	11,600	113,521
Centrais Eletricas Brasileiras SA (Electrobras)	4,700	12,685
Cetip SA - Mercados Organizado	2,700	31,875
Cia.Hering SA	1,700	34,565
Cielo SA	4,632	122,170
Companhia Brasileira de Distribuicao Grupo Pao de Acucar rights (a)	1	3
Companhia de Bebidas das Americas (AmBev)	1,800	73,835
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	4,200	59,198
Companhia de Saneamento de Minas Gerais	900	20,737
Companhia Siderurgica Nacional SA (CSN)	9,800	38,940
Cosan SA Industria e Comercio	1,700	40,105
CPFL Energia SA	3,300	35,330
Cyrela Brazil Realty SA	4,400	39,673
Diagnosticos da America SA	2,800	15,408
Drogasil SA	2,300	24,727
Duratex SA	3,740	28,096
Ecorodovias Infraestrutura e Logistica SA	1,800	15,582
Embraer SA	7,200	62,796
Energias do Brasil SA	2,400	14,635
Fibria Celulose SA (a)	2,900	30,888
Hypermarcas SA	4,100	32,726
JBS SA	5,500	17,346
Kroton Educacional SA	2,400	33,515
Light SA	500	4,998
Localiza Rent A Car SA	1,600	28,421
Common Stocks - continued
	Shares	Value
Brazil - continued
Lojas Americanas SA	1,200	$ 9,608
Lojas Renner SA	1,800	68,329
MPX Mineracao e Energia SA (a)	1,400	5,983
MRV Engenharia e Participacoes SA	4,700	20,226
Multiplan Empreendimentos Imobiliarios SA	1,100	31,399
Multiplus SA	400	6,594
Natura Cosmeticos SA	2,100	52,596
Obrascon Huarte Lain Brasil SA	1,300	14,392
Odontoprev SA	4,300	21,427
OGX Petroleo e Gas Participacoes SA (a)	14,600	14,740
Oi SA	2,933	8,546
PDG Realty SA Empreendimentos e Participacoes	18,000	20,332
Petroleo Brasileiro SA - Petrobras (ON)	38,800	371,177
Porto Seguro SA	1,200	14,886
Qualicorp SA (a)	2,600	25,315
Souza Cruz SA	5,000	76,796
Sul America SA unit	1,553	11,604
TIM Participacoes SA	11,900	49,723
Totvs SA	1,600	30,085
Tractebel Energia SA	1,900	33,798
Ultrapar Participacoes SA	4,200	111,783
Vale SA	17,000	290,166
Weg SA	2,600	34,411
TOTAL BRAZIL		3,085,940
Canada - 6.9%
Agnico Eagle Mines Ltd. (Canada)	2,316	74,759
Agrium, Inc.	1,940	177,834
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,810	109,971
ARC Resources Ltd.	3,724	104,092
Athabasca Oil Corp. (a)	4,652	33,662
Bank of Montreal	8,433	528,941
Bank of Nova Scotia	15,330	883,934
Barrick Gold Corp.	13,005	256,369
Baytex Energy Corp.	1,641	64,845
BCE, Inc.	3,223	150,969
Bell Aliant, Inc.	894	23,906
Bombardier, Inc. Class B (sub. vtg.)	19,114	75,891
Bonavista Energy Corp.	2,462	38,979
Brookfield Asset Management, Inc. Class A	7,313	282,299
Brookfield Properties Corp.	3,617	66,599
CAE, Inc.	4,022	43,476
Common Stocks - continued
	Shares	Value
Canada - continued
Cameco Corp.	5,176	$ 100,905
Canadian Imperial Bank of Commerce	5,242	419,225
Canadian National Railway Co.	5,613	549,516
Canadian Natural Resources Ltd.	14,209	416,771
Canadian Oil Sands Ltd.	6,225	122,282
Canadian Pacific Railway Ltd.	2,246	279,922
Canadian Tire Ltd. Class A (non-vtg.)	1,066	78,512
Canadian Utilities Ltd. Class A (non-vtg.)	757	62,306
Catamaran Corp. (a)	2,654	153,242
Cenovus Energy, Inc.	9,759	292,058
Centerra Gold, Inc.	1,711	7,150
CGI Group, Inc. Class A (sub. vtg.) (a)	2,699	85,461
CI Financial Corp.	2,069	57,935
Crescent Point Energy Corp.	4,797	183,224
Dollarama, Inc.	920	67,394
Eldorado Gold Corp.	8,756	69,269
Empire Co. Ltd. Class A (non-vtg.)	455	30,937
Enbridge, Inc.	9,827	467,623
Encana Corp.	9,536	175,774
Enerplus Corp.	2,628	37,094
Finning International, Inc.	2,237	48,273
First Quantum Minerals Ltd.	6,991	122,062
Fortis, Inc.	2,419	83,919
Franco-Nevada Corp.	1,980	86,201
George Weston Ltd.	700	53,925
Gildan Activewear, Inc.	1,518	61,039
Goldcorp, Inc.	10,535	311,831
Great-West Lifeco, Inc.	3,812	103,525
H&R REIT/H&R Finance Trust	1,084	26,631
Husky Energy, Inc.	4,415	127,614
IAMGOLD Corp.	5,481	29,433
IGM Financial, Inc.	1,299	57,881
Imperial Oil Ltd.	3,824	152,133
Industrial Alliance Insurance and Financial Services, Inc.	1,293	47,770
Intact Financial Corp.	1,767	107,691
Kinross Gold Corp.	14,769	80,482
Loblaw Companies Ltd.	1,456	61,784
Magna International, Inc. Class A (sub. vtg.)	2,887	173,658
Manulife Financial Corp.	23,643	349,441
MEG Energy Corp. (a)	1,833	52,436
Metro, Inc. Class A (sub. vtg.)	1,233	83,616
National Bank of Canada	2,079	157,145
Common Stocks - continued
	Shares	Value
Canada - continued
New Gold, Inc. (a)	5,938	$ 47,624
Onex Corp. (sub. vtg.)	1,224	61,051
Open Text Corp.	826	53,973
Osisko Mining Corp. (a)	6,091	25,695
Pacific Rubiales Energy Corp.	3,898	82,413
Pan American Silver Corp.	1,787	23,588
Pembina Pipeline Corp.	3,904	128,151
Pengrowth Energy Corp.	6,413	32,719
Penn West Petroleum Ltd.	5,920	54,649
Potash Corp. of Saskatchewan, Inc.	11,190	470,947
Power Corp. of Canada (sub. vtg.)	4,673	125,841
Power Financial Corp.	3,159	93,317
Research In Motion Ltd. (a)	6,136	99,955
RioCan (REIT)	1,892	55,420
Ritchie Brothers Auctioneers, Inc.	1,100	22,274
Rogers Communications, Inc. Class B (non-vtg.)	4,915	242,420
Royal Bank of Canada	18,794	1,133,852
Saputo, Inc.	1,646	84,747
Shaw Communications, Inc. Class B	4,844	110,300
Shoppers Drug Mart Corp.	2,734	122,446
Silver Wheaton Corp.	4,580	111,971
SNC-Lavalin Group, Inc.	1,947	84,030
Sun Life Financial, Inc.	7,744	218,457
Suncor Energy, Inc.	19,893	620,219
Talisman Energy, Inc.	13,361	160,207
Teck Resources Ltd. Class B (sub. vtg.)	7,482	199,035
TELUS Corp.	3,220	115,862
The Toronto-Dominion Bank	11,942	978,996
Thomson Reuters Corp.	4,788	160,400
Tim Hortons, Inc.	371	20,101
Tim Hortons, Inc. (Canada)	1,601	86,736
Tourmaline Oil Corp. (a)	1,698	67,367
TransAlta Corp.	3,465	50,937
TransCanada Corp.	9,111	451,639
Turquoise Hill Resources Ltd. (a)	5,838	41,143
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,678	279,286
Vermilion Energy, Inc.	1,173	60,196
Yamana Gold, Inc.	9,733	120,473
TOTAL CANADA		15,850,053
Cayman Islands - 0.8%
Agile Property Holdings Ltd.	16,000	20,701
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Airtac International Group	1,000	$ 5,307
Anta Sports Products Ltd.	13,000	10,889
ASM Pacific Technology Ltd.	2,400	24,742
Belle International Holdings Ltd.	60,000	97,885
Bosideng International Holdings Ltd.	26,000	6,835
Chailease Holding Co. Ltd.	7,000	21,078
China Mengniu Dairy Co. Ltd.	17,000	47,866
China Resources Cement Holdings Ltd.	28,000	16,129
China Resources Land Ltd.	26,000	78,736
China Shanshui Cement Group Ltd.	30,000	16,971
China State Construction International Holdings Ltd.	22,000	32,035
Country Garden Holdings Co. Ltd.	56,638	32,114
Daphne Interl Holdings Ltd.	14,000	14,577
ENN Energy Holdings Ltd.	10,000	57,860
Evergrande Real Estate Group Ltd.	92,000	37,582
GCL-Poly Energy Holdings Ltd.	119,000	24,076
Geely Automobile Holdings Ltd.	65,000	32,667
Golden Eagle Retail Group Ltd. (H Shares)	7,000	12,322
Greentown China Holdings Ltd.	9,000	17,489
Hengan International Group Co. Ltd.	9,500	98,181
Intime Department Store Group Co. Ltd.	14,000	16,598
Kingboard Chemical Holdings Ltd.	7,000	19,033
Lee & Man Paper Manufacturing Ltd.	25,000	18,589
Longfor Properties Co. Ltd.	17,000	28,391
MGM China Holdings Ltd.	14,000	33,015
MStar Semiconductor, Inc.	3,000	25,636
Parkson Retail Group Ltd.	12,000	6,495
Sands China Ltd.	31,200	163,636
Shimao Property Holdings Ltd.	15,500	33,396
Shui On Land Ltd.	27,003	8,978
SOHO China Ltd.	22,500	19,426
Tencent Holdings Ltd.	13,300	456,236
Tingyi (Cayman Islands) Holding Corp.	26,000	71,867
TPK Holding Co. Ltd.	3,295	66,928
Uni-President China Holdings Ltd.	14,000	15,227
Want Want China Holdings Ltd.	78,000	123,632
Wynn Macau Ltd.	20,400	61,909
Yingde Gases Group Co. Ltd.	13,000	12,514
Zhen Ding Technology Holding Ltd.	1,050	2,567
Zhongsheng Group Holdings Ltd. Class H	7,000	9,724
TOTAL CAYMAN ISLANDS		1,899,839
Common Stocks - continued
	Shares	Value
Chile - 0.4%
AES Gener SA	31,873	$ 23,146
Aguas Andinas SA	28,561	22,742
Banco de Chile	215,568	33,620
Banco de Chile (a)	5,650	847
Banco de Credito e Inversiones	437	31,363
Banco Santander Chile	893,617	59,676
CAP SA	875	27,591
Cencosud SA	15,596	88,075
Colbun SA	111,896	34,451
Compania Cervecerias Unidas SA	1,663	28,779
Compania de Petroleos de Chile SA (COPEC)	5,889	84,405
CorpBanca SA	1,467,238	20,095
E-CL SA	5,997	12,517
Empresa Nacional de Electricidad SA	46,152	81,828
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,627	31,369
Empresas CMPC SA	15,604	57,651
Enersis SA	251,545	94,807
LATAM Airlines Group SA	3,534	73,013
SACI Falabella	6,544	74,826
Vina Concha y Toro SA	3,049	5,963
TOTAL CHILE		886,764
China - 2.2%
Agricultural Bank of China Ltd. (H Shares)	279,000	133,385
Air China Ltd. (H Shares)	30,000	24,278
Aluminum Corp. of China Ltd. (H Shares) (a)	60,000	22,904
Angang Steel Co. Ltd. (H Shares) (a)	12,000	7,067
Anhui Conch Cement Co. Ltd. (H Shares)	16,000	57,937
AviChina Industry & Technology Co. Ltd.	24,000	11,598
Bank Communications Co. Ltd. (H Shares)	111,000	88,255
Bank of China Ltd. (H Shares)	989,000	462,629
BBMG Corp. (H Shares)	12,000	9,634
Beijing Capital International Airport Co. Ltd. (H Shares)	22,000	15,252
BYD Co. Ltd. (H Shares) (a)	6,500	23,202
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	20,400	20,426
China BlueChemical Ltd. (H Shares)	20,000	12,190
China CITIC Bank Corp. Ltd. (H Shares)	99,000	55,750
China Coal Energy Co. Ltd. (H Shares)	54,000	41,543
China Communications Construction Co. Ltd. (H Shares)	57,000	54,575
China Communications Services Corp. Ltd. (H Shares)	32,000	23,422
China Construction Bank Corp. (H Shares)	942,000	789,031
Common Stocks - continued
	Shares	Value
China - continued
China Cosco Holdings Co. Ltd. (H Shares) (a)	42,500	$ 17,964
China International Marine Containers (Group) Ltd. (H Shares) (a)	8,000	12,783
China Life Insurance Co. Ltd. (H Shares)	98,000	271,066
China Longyuan Power Grid Corp. Ltd. (H Shares)	33,000	30,235
China Merchants Bank Co. Ltd. (H Shares)	50,500	107,636
China Minsheng Banking Corp. Ltd. (H Shares)	67,500	86,722
China National Building Materials Co. Ltd. (H Shares)	36,000	42,494
China Oilfield Services Ltd. (H Shares)	18,000	35,489
China Pacific Insurance Group Co. Ltd. (H Shares)	35,000	125,835
China Petroleum & Chemical Corp. (H Shares)	258,000	284,720
China Railway Construction Corp. Ltd. (H Shares)	23,000	23,207
China Railway Group Ltd. (H Shares)	46,000	24,244
China Shenhua Energy Co. Ltd. (H Shares)	44,000	155,641
China Shipping Container Lines Co. Ltd. (H Shares) (a)	42,000	10,013
China Shipping Development Co. Ltd. (H Shares)	12,000	5,149
China Southern Airlines Ltd. (H Shares)	26,000	13,670
China Telecom Corp. Ltd. (H Shares)	180,000	92,224
China Vanke Co. Ltd. (B Shares)	19,300	39,097
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	31,000	16,858
CITIC Securities Co. Ltd. (H Shares)	14,500	32,886
CSR Corp. Ltd. (H Shares)	30,000	19,755
Datang International Power Generation Co. Ltd. (H Shares)	42,000	18,510
Dongfang Electric Corp. Ltd. (H Shares)	2,200	3,090
Dongfeng Motor Group Co. Ltd. (H Shares)	36,000	53,628
Great Wall Motor Co. Ltd. (H Shares)	14,000	60,708
Guangzhou Automobile Group Co. Ltd. (H Shares)	28,000	23,092
Guangzhou R&F Properties Co. Ltd. (H Shares)	11,200	20,264
Haitong Securities Co. Ltd. (H Shares) (a)	12,000	17,474
Huaneng Power International, Inc. (H Shares)	42,000	48,664
Industrial & Commercial Bank of China Ltd. (H Shares)	852,000	599,463
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	8,500	44,285
Jiangsu Expressway Co. Ltd. (H Shares)	12,000	13,144
Jiangxi Copper Co. Ltd. (H Shares)	19,000	36,824
New China Life Insurance Co. Ltd. (H Shares)	7,200	26,768
People's Insurance Co. of China Group	41,000	21,451
PetroChina Co. Ltd. (H Shares)	276,000	351,798
PICC Property & Casualty Co. Ltd. (H Shares)	36,601	46,977
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	25,000	197,967
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	16,000	15,361
Shanghai Electric Group Co. Ltd. (H Shares)	40,000	14,020
Shanghai Pharma Holding Co. Ltd. (H Shares)	10,000	20,592
Common Stocks - continued
	Shares	Value
China - continued
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	24,000	$ 8,258
Sinopharm Group Co. Ltd. (H Shares)	9,600	28,515
Tsingtao Brewery Co. Ltd. (H Shares)	4,000	26,829
Weichai Power Co. Ltd. (H Shares)	5,400	18,823
Wumart Stores, Inc. (H Shares)	9,000	15,773
Yanzhou Coal Mining Co. Ltd. (H Shares)	28,000	29,264
Zhaojin Mining Industry Co. Ltd. (H Shares)	15,000	16,662
Zhejiang Expressway Co. Ltd. (H Shares)	14,000	11,005
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	6,000	16,585
Zijin Mining Group Co. Ltd. (H Shares)	68,000	20,067
ZTE Corp. (H Shares)	6,000	10,113
TOTAL CHINA		5,136,740
Colombia - 0.2%
Almacenes Exito SA	2,717	44,542
BanColombia SA	2,680	44,053
Cementos Argos SA	6,155	27,485
Corp. Financiera Colombiana SA	966	18,684
Corp. Financiera Colombiana SA (RFD) (a)	25	459
Ecopetrol SA	63,530	152,813
Grupo de Inversiones Suramerica	2,776	58,560
Interconexion Electrica SA ESP	5,906	27,183
Inversiones Argos SA	3,506	39,035
Isagen SA	8,390	11,677
TOTAL COLOMBIA		424,491
Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	2,096	60,664
Komercni Banka A/S	222	42,435
Telefonica Czech Rep A/S	1,339	19,346
TOTAL CZECH REPUBLIC		122,445
Denmark - 0.8%
A.P. Moller - Maersk A/S:
Series A	7	47,853
Series B	18	128,074
Carlsberg A/S Series B	1,390	129,029
Coloplast A/S Series B	1,487	80,902
Danske Bank A/S (a)	8,521	161,055
DSV de Sammensluttede Vognmaend A/S	2,456	61,822
Novo Nordisk A/S Series B	5,303	933,460
Novozymes A/S Series B	3,169	109,438
TDC A/S	8,882	72,046
Common Stocks - continued
	Shares	Value
Denmark - continued
Tryg A/S	300	$ 25,977
William Demant Holding A/S (a)	310	24,806
TOTAL DENMARK		1,774,462
Egypt - 0.1%
Commercial International Bank Ltd.	8,423	37,121
EFG-Hermes Holding SAE (a)	8,064	11,641
Egyptian Kuwaiti Holding	5,229	6,118
Orascom Construction Industries SAE (a)	1,137	36,350
Orascom Telecom Holding SAE (a)	35,582	24,117
Talaat Moustafa Group Holding (a)	7,067	4,026
Telecom Egypt SAE	2,364	4,313
TOTAL EGYPT		123,686
Finland - 0.5%
Elisa Corp. (A Shares)	1,689	32,030
Fortum Corp.	5,852	108,743
Kesko Oyj	845	25,372
Kone Oyj (B Shares)	2,015	177,928
Metso Corp.	1,708	70,157
Neste Oil Oyj	1,944	30,287
Nokia Corp. (d)	48,725	163,701
Nokian Tyres PLC	1,463	63,427
Orion Oyj (B Shares)	1,151	33,045
Pohjola Bank PLC (A Shares)	1,620	27,564
Sampo Oyj (A Shares)	5,413	215,998
Stora Enso Oyj (R Shares)	7,671	53,290
UPM-Kymmene Corp.	6,817	71,283
Wartsila Corp.	2,168	106,411
TOTAL FINLAND		1,179,236
France - 6.0%
Accor SA	1,827	60,392
Aeroports de Paris	373	33,762
Air Liquide SA	3,305	418,364
Air Liquide SA	745	94,306
Alstom SA	2,824	115,886
Arkema SA	816	76,449
Atos Origin SA	746	51,922
AXA SA	22,901	428,717
BIC SA	407	43,432
BNP Paribas SA	13,021	725,532
Bouygues SA	2,563	71,524
Common Stocks - continued
	Shares	Value
France - continued
Bureau Veritas SA	717	$ 87,863
Cap Gemini SA	2,080	95,669
Carrefour SA	7,831	232,043
Casino Guichard Perrachon SA	751	81,170
Christian Dior SA	712	124,100
CNP Assurances	2,005	28,398
Compagnie de St. Gobain	5,204	208,721
Compagnie Generale de Geophysique SA (a)	2,094	45,299
Credit Agricole SA (a)	13,012	119,113
Danone SA	7,516	574,194
Dassault Systemes SA	788	96,096
Edenred SA	2,222	73,976
EDF SA	2,470	55,201
EDF SA	648	14,482
Essilor International SA	2,623	295,141
Eurazeo SA	370	19,598
Eutelsat Communications	1,761	63,579
Fonciere Des Regions	323	25,693
France Telecom SA	24,129	257,683
GDF Suez	17,220	369,649
Gecina SA	264	31,746
Groupe Eurotunnel SA	7,375	61,742
ICADE	331	30,514
Iliad SA	299	68,358
Imerys	476	31,187
JCDecaux SA	812	22,318
Klepierre SA	1,311	55,594
L'Oreal SA	2,562	456,843
L'Oreal SA (a)	597	106,454
Lafarge SA (a)	449	29,007
Lafarge SA (Bearer)	1,975	127,591
Lagardere S.C.A. (Reg.)	1,521	56,527
Legrand SA	3,047	141,991
LVMH Moet Hennessy - Louis Vuitton SA	3,287	569,239
Michelin CGDE Series B	2,380	201,005
Natixis SA	13,249	58,103
Pernod Ricard SA	2,753	340,803
Peugeot Citroen SA (a)	2,622	20,994
PPR SA	981	215,817
Publicis Groupe SA	2,306	160,408
Remy Cointreau SA	331	38,539
Renault SA	2,506	172,670
Common Stocks - continued
	Shares	Value
France - continued
Rexel SA	1,936	$ 42,591
Safran SA	2,964	145,559
Sanofi SA	15,460	1,671,467
Schneider Electric SA	6,842	521,712
SCOR SE	2,272	68,953
Societe Generale Series A	9,126	331,470
Sodexo SA	1,219	101,796
Suez Environnement SA	3,895	55,937
Technip SA	1,322	141,892
Thales SA	1,070	46,473
Total SA	27,578	1,388,196
Unibail-Rodamco	1,199	313,436
Vallourec SA	1,400	67,287
Veolia Environnement SA	4,457	61,651
VINCI SA	6,057	291,631
Vivendi SA	17,158	388,655
Wendel SA	454	49,183
Zodiac Aerospace	461	57,779
TOTAL FRANCE		13,731,072
Germany - 5.2%
adidas AG	2,720	284,061
Allianz AG	5,907	871,662
Axel Springer Verlag	408	17,194
BASF AG	11,930	1,114,239
Bayer AG	10,733	1,119,761
Bayerische Motoren Werke AG (BMW)	4,353	401,574
Beiersdorf AG	1,340	121,289
Brenntag AG	664	113,198
Celesio AG	1,162	22,993
Commerzbank AG (a)(d)	4,924	66,241
Continental AG	1,439	170,861
Daimler AG (Germany)	11,790	652,360
Deutsche Bank AG	12,098	556,907
Deutsche Boerse AG	2,492	155,559
Deutsche Lufthansa AG	2,974	59,454
Deutsche Post AG	11,751	278,868
Deutsche Telekom AG	36,297	429,352
E.ON AG	23,413	424,272
Fraport AG Frankfurt Airport Services Worldwide	481	28,746
Fresenius Medical Care AG & Co. KGaA	2,755	189,808
Common Stocks - continued
	Shares	Value
Germany - continued
Fresenius SE & Co. KGaA	1,620	$ 203,148
GEA Group AG	2,302	77,867
Hannover Reins Corp.	772	65,190
HeidelbergCement Finance AG	1,812	130,460
Henkel AG & Co. KGaA	1,682	131,688
Hochtief AG	395	27,414
Hugo Boss AG	351	40,844
Infineon Technologies AG	13,953	110,161
K&S AG	2,233	98,721
Kabel Deutschland Holding AG	1,144	108,731
Lanxess AG	1,080	78,653
Linde AG	2,404	454,630
MAN SE	528	59,139
Merck KGaA	840	127,881
Metro AG	1,775	55,342
Muenchener Rueckversicherungs AG	2,323	464,551
RWE AG	6,471	232,948
Salzgitter AG	615	24,071
SAP AG	11,932	951,242
Siemens AG	10,848	1,133,475
Suedzucker AG (Bearer)	1,114	44,907
Thyssenkrupp AG (a)	4,981	90,098
United Internet AG	1,380	37,838
Volkswagen AG	390	75,809
TOTAL GERMANY		11,903,207
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	2,580	63,640
Greek Organization of Football Prognostics SA	3,327	32,817
Hellenic Telecommunications Organization SA (a)	3,000	26,076
TOTAL GREECE		122,533
Hong Kong - 2.7%
AIA Group Ltd.	156,800	696,090
Bank of East Asia Ltd.	15,887	65,307
Beijing Enterprises Holdings Ltd.	6,000	44,883
BOC Hong Kong (Holdings) Ltd.	48,500	166,872
Cathay Pacific Airways Ltd.	17,000	29,881
Cheung Kong Holdings Ltd.	18,000	270,923
China Agri-Industries Holdings Ltd.	26,609	13,064
China Everbright Ltd.	8,000	12,721
China Insurance International Holdings Co. Ltd. (a)	10,200	17,376
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Merchant Holdings International Co. Ltd.	14,121	$ 44,673
China Mobile Ltd.	78,500	863,391
China Overseas Land and Investment Ltd.	54,000	164,920
China Resources Enterprise Ltd.	14,000	47,989
China Resources Power Holdings Co. Ltd.	24,000	78,555
China Unicom Ltd.	60,000	86,514
CITIC Pacific Ltd.	17,000	20,570
CLP Holdings Ltd.	23,000	202,728
CNOOC Ltd.	234,000	438,298
Dah Chong Hong Holdings Ltd.	9,000	8,292
Far East Horizon Ltd.	14,000	9,526
Fosun International Ltd.	18,000	12,804
Franshion Properties China Ltd.	42,000	14,343
Fushan International Energy Group Ltd.	36,000	14,056
Galaxy Entertainment Group Ltd. (a)	27,000	120,906
Guangdong Investment Ltd.	28,000	27,097
Hang Lung Properties Ltd.	29,000	112,859
Hang Seng Bank Ltd.	10,000	167,265
Henderson Land Development Co. Ltd.	12,124	87,804
HKT Trust / HKT Ltd. unit	32,000	33,608
Hong Kong & China Gas Co. Ltd.	67,200	202,202
Hong Kong Exchanges and Clearing Ltd.	14,296	240,596
Hopewell Holdings Ltd.	8,000	30,927
Hutchison Whampoa Ltd.	28,000	304,169
Hysan Development Co. Ltd.	8,020	39,738
Lenovo Group Ltd.	80,000	73,091
Link (REIT)	29,828	168,932
Mmg Ltd. (a)	12,000	3,603
MTR Corp. Ltd.	19,000	78,349
New World Development Co. Ltd.	48,130	83,978
PCCW Ltd.	61,000	31,050
Poly (Hong Kong) Investments Ltd.	18,000	12,549
Power Assets Holdings Ltd.	18,000	175,821
Shanghai Industrial Holdings Ltd.	8,000	25,360
Shui On Land Ltd. rights 5/13/13 (a)	9,001	951
Sino Land Ltd.	40,600	66,759
Sino-Ocean Land Holdings Ltd.	45,189	29,815
SJM Holdings Ltd.	25,000	63,014
Sun Art Retail Group Ltd.	33,500	46,795
Sun Hung Kai Properties Ltd.	20,333	293,984
Swire Pacific Ltd. (A Shares)	9,000	114,411
Swire Properties Ltd.	15,400	54,971
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Wharf Holdings Ltd.	20,000	$ 178,476
Wheelock and Co. Ltd.	12,000	66,803
Wing Hang Bank Ltd.	2,006	21,081
Yuexiu Property Co. Ltd.	66,000	19,561
TOTAL HONG KONG		6,300,301
Hungary - 0.0%
Magyar Telekom PLC	4,429	8,185
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	598	42,469
OTP Bank PLC	2,952	61,517
TOTAL HUNGARY		112,171
India - 1.5%
ACC Ltd.	699	16,058
Adani Enterprises Ltd. (a)	2,110	8,572
Aditya Birla Nuvo Ltd.	252	4,921
Ambuja Cements Ltd.	7,380	25,645
Asian Paints India Ltd.	352	30,694
Axis Bank Ltd.	3,732	103,767
Bajaj Auto Ltd.	996	34,886
Bank of Baroda	1,438	18,722
Bank of India	1,387	8,474
Bharat Heavy Electricals Ltd.	8,657	31,082
Bharat Petroleum Corp. Ltd.	2,882	22,238
Bharti Airtel Ltd. (a)	7,415	44,026
Cairn India Ltd.	5,577	32,412
Canara Bank (a)	1,035	7,996
Cipla Ltd.	4,431	33,452
Coal India Ltd.	7,292	43,357
Dabur India Ltd.	4,247	11,692
Divi's Laboratories Ltd.	285	5,706
DLF Ltd.	6,217	27,585
Dr. Reddy's Laboratories Ltd.	1,416	53,602
GAIL India Ltd.	4,596	30,062
Godrej Consumer Products Ltd.	1,448	22,271
HCL Technologies Ltd.	2,523	33,903
HDFC Bank Ltd.	19,796	252,245
Hero Motocorp Ltd.	537	16,449
Hindalco Industries Ltd.	12,251	22,193
Hindustan Unilever Ltd.	11,021	119,848
Housing Development Finance Corp. Ltd. (a)	18,859	297,753
ICICI Bank Ltd.	5,453	118,835
Common Stocks - continued
	Shares	Value
India - continued
Idea Cellular Ltd. (a)	9,842	$ 24,337
Infosys Ltd.	5,592	232,446
Infrastructure Development Finance Co. Ltd.	12,313	35,080
ITC Ltd.	28,299	173,347
Jaiprakash Associates Ltd.	10,012	14,034
Jindal Steel & Power Ltd. (a)	4,441	25,193
JSW Steel Ltd. (a)	1,442	18,876
Kotak Mahindra Bank Ltd.	3,978	52,395
Larsen & Toubro Ltd.	2,711	76,364
LIC Housing Finance Ltd. (a)	3,677	16,688
Lupin Ltd.	1,772	23,191
Mahindra & Mahindra Ltd.	4,187	72,072
Mundra Port and SEZ Ltd. (a)	5,684	15,352
NTPC Ltd.	19,534	57,254
Oil & Natural Gas Corp. Ltd.	9,919	60,362
Piramal Enterprises Ltd.	1,061	11,088
Power Finance Corp. Ltd.	2,492	9,045
Power Grid Corp. of India Ltd.	16,276	34,016
Ranbaxy Laboratories Ltd. (a)	2,322	19,548
Reliance Capital Ltd.	1,117	7,342
Reliance Communication Ltd. (a)	7,409	13,380
Reliance Industries Ltd.	16,718	245,453
Reliance Infrastructure Ltd. (a)	924	6,457
Reliance Power Ltd. (a)	4,725	6,280
Rural Electrification Corp. Ltd.	4,073	17,025
Satyam Computer Services Ltd. (a)	7,922	16,276
Sesa Goa Ltd.	6,349	18,774
Shriram Transport Finance Co. Ltd.	1,468	20,384
Siemens India Ltd.	750	7,629
State Bank of India	1,818	76,679
Sterlite Industries (India) Ltd.	16,429	29,587
Sun Pharmaceutical Industries Ltd.	3,827	67,797
Tata Consultancy Services Ltd.	6,053	155,415
Tata Motors Ltd.	10,177	56,350
Tata Power Co. Ltd.	14,991	26,444
Tata Steel Ltd.	3,657	20,623
Titan Industries Ltd. (a)	1,836	9,258
Ultratech Cemco Ltd.	510	18,058
Unitech Ltd. (a)	18,169	9,104
United Breweries Ltd. (a)	502	6,871
United Spirits Ltd. (a)	1,215	50,038
Common Stocks - continued
	Shares	Value
India - continued
Wipro Ltd.	6,660	$ 43,246
Zee Entertainment Enterprises Ltd. (a)	7,288	31,753
TOTAL INDIA		3,409,357
Indonesia - 0.7%
PT Adaro Energy Tbk	182,000	23,025
PT Astra Agro Lestari Tbk	5,500	10,013
PT Astra International Tbk	262,000	198,066
PT Bank Central Asia Tbk	159,000	175,803
PT Bank Danamon Indonesia Tbk Series A	38,500	25,541
PT Bank Mandiri (Persero) Tbk	119,000	128,516
PT Bank Negara Indonesia (Persero) Tbk	103,500	57,485
PT Bank Rakyat Indonesia Tbk	142,500	137,773
PT Bumi Resources Tbk	176,500	12,163
PT Charoen Pokphand Indonesia Tbk	105,500	54,798
PT Global Mediacom Tbk	81,000	18,120
PT Gudang Garam Tbk	5,500	27,945
PT Indo Tambangraya Megah Tbk	5,000	18,899
PT Indocement Tunggal Prakarsa Tbk	21,000	57,022
PT Indofood Sukses Makmur Tbk	61,000	46,115
PT Indosat Tbk	20,000	12,342
PT Jasa Marga Tbk	23,000	15,850
PT Kalbe Farma Tbk	307,000	43,891
PT Media Nusantara Citra Tbk	67,500	21,696
PT Perusahaan Gas Negara Tbk Series B	148,000	95,140
PT Semen Gresik (Persero) Tbk	37,000	70,023
PT Tambang Batubbara Bukit Asam Tbk	13,500	21,175
PT Telkomunikasi Indonesia Tbk Series B	129,000	155,417
PT Unilever Indonesia Tbk	18,000	48,599
PT United Tractors Tbk	23,500	42,903
PT XL Axiata Tbk	33,500	17,573
TOTAL INDONESIA		1,535,893
Ireland - 0.2%
CRH PLC	9,305	200,370
Elan Corp. PLC (a)	6,623	76,662
James Hardie Industries PLC CDI	5,683	59,740
Kerry Group PLC Class A	1,956	115,686
Ryanair Holdings PLC sponsored ADR	420	18,203
TOTAL IRELAND		470,661
Isle of Man - 0.0%
Genting Singapore PLC	79,000	98,453
Common Stocks - continued
	Shares	Value
Israel - 0.3%
Bank Hapoalim BM (Reg.) (a)	14,856	$ 68,997
Bank Leumi le-Israel BM (a)	16,300	57,834
Bezeq Israeli Telecommunication Corp. Ltd.	26,585	38,561
Delek Group Ltd.	40	10,522
Israel Chemicals Ltd.	5,959	70,876
Israel Corp. Ltd. (Class A)	36	23,146
Mellanox Technologies Ltd. (a)	430	22,430
Mizrahi Tefahot Bank Ltd. (a)	1,312	13,409
NICE Systems Ltd. (a)	866	30,718
Teva Pharmaceutical Industries Ltd.	8,318	319,358
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,325	127,314
TOTAL ISRAEL		783,165
Italy - 1.3%
Assicurazioni Generali SpA	15,130	277,562
Atlantia SpA	4,327	77,328
Banca Monte dei Paschi di Siena SpA (a)	101,413	28,568
Banco Popolare Societa Cooperativa (a)	25,886	37,329
Enel Green Power SpA	24,499	52,235
Enel SpA	85,232	329,555
ENI SpA	32,918	785,634
EXOR SpA	970	29,381
Fiat Industrial SpA	11,035	124,544
Fiat SpA	11,371	68,017
Finmeccanica SpA (a)	4,624	24,066
Intesa Sanpaolo SpA	130,038	235,816
Intesa Sanpaolo SpA (Risparmio Shares)	13,492	21,144
Luxottica Group SpA	2,110	109,286
Mediobanca SpA	7,416	47,133
Pirelli & C SpA	2,843	29,522
Prysmian SpA	2,645	53,399
Saipem SpA	3,441	97,430
Snam Rete Gas SpA	22,316	109,739
Telecom Italia SpA	116,582	99,025
Terna SpA	16,882	79,015
UniCredit SpA	52,767	275,186
Unione di Banche Italiane SCPA	11,416	47,659
TOTAL ITALY		3,038,573
Japan - 14.9%
ABC-MART, Inc.	400	14,984
ACOM Co. Ltd. (a)	630	25,813
Common Stocks - continued
	Shares	Value
Japan - continued
Advantest Corp.	1,800	$ 26,969
AEON Co. Ltd.	7,700	109,012
AEON Financial Service Co. Ltd.	800	23,985
AEON Mall Co. Ltd.	800	25,757
Air Water, Inc.	2,000	32,385
Aisin Seiki Co. Ltd.	2,500	90,242
Ajinomoto Co., Inc.	9,000	123,520
Alfresa Holdings Corp.	600	35,696
All Nippon Airways Ltd.	13,000	28,314
Amada Co. Ltd.	4,000	32,097
Aozora Bank Ltd.	15,000	46,997
Asahi Glass Co. Ltd.	13,000	102,144
Asahi Group Holdings	5,000	124,338
Asahi Kasei Corp.	16,000	107,558
Asics Corp.	1,800	32,495
Astellas Pharma, Inc.	5,800	338,053
Bank of Kyoto Ltd.	4,000	42,085
Bank of Yokohama Ltd.	15,000	91,256
Benesse Holdings, Inc.	900	39,888
Bridgestone Corp.	8,500	320,819
Brother Industries Ltd.	2,900	33,165
Calbee, Inc.	200	19,773
Canon, Inc.	14,800	532,275
Casio Computer Co. Ltd.	2,300	19,056
Central Japan Railway Co.	1,900	229,146
Chiba Bank Ltd.	9,000	69,882
Chiyoda Corp.	2,000	20,562
Chubu Electric Power Co., Inc.	8,400	108,747
Chugai Pharmaceutical Co. Ltd.	2,900	72,202
Chugoku Electric Power Co., Inc.(THE)	3,900	55,978
Citizen Holdings Co. Ltd.	4,100	24,256
Coca-Cola West Co. Ltd.	500	9,299
Cosmo Oil Co. Ltd.	7,000	16,718
Credit Saison Co. Ltd.	2,200	64,354
Dai Nippon Printing Co. Ltd.	7,000	68,541
Dai-ichi Mutual Life Insurance Co.	110	151,632
Daicel Chemical Industries Ltd.	4,000	32,283
Daido Steel Co. Ltd.	3,000	16,351
Daihatsu Motor Co. Ltd.	3,000	59,510
Daiichi Sankyo Kabushiki Kaisha	8,700	170,230
Daikin Industries Ltd.	3,000	120,472
Dainippon Sumitomo Pharma Co. Ltd.	1,900	34,898
Common Stocks - continued
	Shares	Value
Japan - continued
Daito Trust Construction Co. Ltd.	900	$ 87,265
Daiwa House Industry Co. Ltd.	7,000	158,215
Daiwa Securities Group, Inc.	21,000	186,326
DeNA Co. Ltd.	1,200	34,183
Denki Kagaku Kogyo KK	5,000	18,292
DENSO Corp.	6,400	286,980
Dentsu, Inc.	2,200	76,480
Don Quijote Co. Ltd.	700	38,143
East Japan Railway Co.	4,400	371,434
Eisai Co. Ltd.	3,400	155,156
Electric Power Development Co. Ltd.	1,300	37,128
FamilyMart Co. Ltd.	800	36,560
Fanuc Corp.	2,500	377,380
Fast Retailing Co. Ltd.	700	256,700
Fuji Electric Co. Ltd.	6,000	20,530
Fuji Heavy Industries Ltd.	8,000	151,004
Fujifilm Holdings Corp.	5,800	119,152
Fujitsu Ltd.	24,000	100,802
Fukuoka Financial Group, Inc.	9,000	46,041
Furukawa Electric Co. Ltd. (a)	10,000	25,306
Fyushu Electric Power Co., Inc.	5,600	77,355
GREE, Inc.	800	10,254
GS Yuasa Corp.	5,000	21,197
Gunma Bank Ltd.	6,000	38,171
Hakuhodo DY Holdings, Inc.	300	24,724
Hamamatsu Photonics K.K.	1,000	41,230
Hankyu Hanshin Holdings, Inc.	15,000	97,129
Hino Motors Ltd.	3,000	45,825
Hirose Electric Co. Ltd.	400	57,516
Hiroshima Bank Ltd.	6,000	31,630
Hisamitsu Pharmaceutical Co., Inc.	900	52,919
Hitachi Chemical Co. Ltd.	1,400	21,947
Hitachi Construction Machinery Co. Ltd.	1,200	28,546
Hitachi High-Technologies Corp.	600	14,989
Hitachi Ltd.	62,000	396,232
Hitachi Metals Ltd.	2,000	20,677
Hokkaido Electric Power Co., Inc.	2,200	27,915
Hokuriku Electric Power Co., Inc.	1,800	26,547
Honda Motor Co. Ltd.	21,300	849,922
Hoya Corp.	5,600	112,204
Hulic Co. Ltd.	3,900	43,372
Ibiden Co. Ltd.	1,800	31,552
Common Stocks - continued
	Shares	Value
Japan - continued
Idemitsu Kosan Co. Ltd.	300	$ 25,380
INPEX Corp.	28	135,501
Isetan Mitsukoshi Holdings Ltd.	4,700	74,908
Ishikawajima-Harima Heavy Industries Co. Ltd.	16,000	59,663
Isuzu Motors Ltd.	15,000	99,965
Itochu Corp.	20,000	247,989
ITOCHU Techno-Solutions Corp.	400	19,035
Iyo Bank Ltd.	3,000	31,421
J Front Retailing Co. Ltd.	6,000	50,408
Japan Airlines Co. Ltd.	700	35,547
Japan Exchange Group, Inc.	700	85,925
Japan Petroleum Exploration Co. Ltd.	400	15,883
Japan Prime Realty Investment Corp.	11	40,422
Japan Real Estate Investment Corp.	8	107,467
Japan Retail Fund Investment Corp.	28	66,373
Japan Steel Works Ltd.	5,000	25,402
Japan Tobacco, Inc.	14,300	540,558
JFE Holdings, Inc.	6,400	138,956
JGC Corp.	3,000	88,894
Joyo Bank Ltd.	9,000	55,323
JSR Corp.	2,500	57,550
JTEKT Corp.	2,800	28,550
JX Holdings, Inc.	29,700	161,267
Kajima Corp.	10,000	31,931
Kamigumi Co. Ltd.	3,000	28,130
Kaneka Corp.	3,000	18,072
Kansai Electric Power Co., Inc.	9,800	119,730
Kansai Paint Co. Ltd.	3,000	38,496
Kao Corp.	6,900	238,589
Kawasaki Heavy Industries Ltd.	18,000	57,401
KDDI Corp.	7,000	336,611
Keihin Electric Express Railway Co. Ltd.	6,000	66,398
Keio Corp.	7,000	60,213
Keisei Electric Railway Co.	4,000	42,291
Keyence Corp.	610	193,581
Kikkoman Corp.	2,000	37,962
Kinden Corp.	1,000	7,296
Kintetsu Corp.	21,000	106,222
Kirin Holdings Co. Ltd.	11,000	192,489
Kobe Steel Ltd. (a)	29,000	37,876
Koito Manufacturing Co. Ltd.	1,000	19,346
Komatsu Ltd.	12,300	336,995
Konami Corp.	1,300	29,655
Common Stocks - continued
	Shares	Value
Japan - continued
Konica Minolta Holdings, Inc.	5,500	$ 38,857
Kubota Corp.	14,000	201,092
Kuraray Co. Ltd.	4,400	66,822
Kurita Water Industries Ltd.	1,300	26,688
Kyocera Corp.	2,000	203,445
Kyowa Hakko Kirin Co. Ltd.	3,000	36,823
Lawson, Inc.	800	62,987
LIXIL Group Corp.	3,500	78,685
Mabuchi Motor Co. Ltd.	400	21,719
Makita Corp.	1,400	85,397
Marubeni Corp.	21,000	150,743
Marui Group Co. Ltd.	2,900	33,662
Maruichi Steel Tube Ltd.	500	12,644
Mazda Motor Corp. (a)	35,000	119,925
McDonald's Holdings Co. (Japan) Ltd.	800	23,334
Medipal Holdings Corp.	1,600	25,104
Meiji Holdings Co. Ltd.	700	31,601
Miraca Holdings, Inc.	700	34,907
Mitsubishi Chemical Holdings Corp.	17,500	85,350
Mitsubishi Corp.	18,600	334,842
Mitsubishi Electric Corp.	25,000	238,335
Mitsubishi Estate Co. Ltd.	16,000	521,138
Mitsubishi Gas Chemical Co., Inc.	5,000	38,227
Mitsubishi Heavy Industries Ltd.	40,000	275,842
Mitsubishi Logistics Corp.	2,000	35,754
Mitsubishi Materials Corp.	15,000	43,026
Mitsubishi Motors Corp. of Japan (a)	50,000	59,064
Mitsubishi Tanabe Pharma Corp.	2,700	41,071
Mitsubishi UFJ Financial Group, Inc.	166,000	1,126,284
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,700	49,143
Mitsui & Co. Ltd.	23,100	318,241
Mitsui Chemicals, Inc.	10,000	23,142
Mitsui Fudosan Co. Ltd.	11,000	374,363
Mitsui OSK Lines Ltd.	13,000	54,136
Mizuho Financial Group, Inc.	298,300	656,397
MS&AD Insurance Group Holdings, Inc.	6,700	179,766
Murata Manufacturing Co. Ltd.	2,600	211,728
Nabtesco Corp.	1,200	26,481
Namco Bandai Holdings, Inc.	2,200	40,098
NEC Corp.	34,000	88,325
Nexon Co. Ltd.	1,500	18,212
NGK Insulators Ltd.	4,000	48,349
Common Stocks - continued
	Shares	Value
Japan - continued
NGK Spark Plug Co. Ltd.	2,000	$ 33,718
NHK Spring Co. Ltd.	2,000	21,649
Nidec Corp.	1,400	95,209
Nikon Corp.	4,400	95,771
Nintendo Co. Ltd.	1,400	154,522
Nippon Building Fund, Inc.	9	129,675
Nippon Electric Glass Co. Ltd.	4,000	20,417
Nippon Express Co. Ltd.	12,000	62,459
Nippon Meat Packers, Inc.	2,000	30,714
Nippon Paper Industries Co. Ltd. (a)	1,000	14,979
Nippon Steel & Sumitomo Metal Corp.	99,700	265,549
Nippon Telegraph & Telephone Corp.	5,700	283,462
Nippon Yusen KK	22,000	57,432
Nishi-Nippon City Bank Ltd.	8,000	26,688
Nissan Motor Co. Ltd.	32,500	339,050
Nisshin Seifun Group, Inc.	2,500	32,301
Nissin Food Holdings Co. Ltd.	700	31,398
Nitori Holdings Co. Ltd.	400	30,177
Nitto Denko Corp.	2,200	144,539
NKSJ Holdings, Inc.	4,850	123,099
NOK Corp.	1,000	14,421
Nomura Holdings, Inc.	47,500	388,203
Nomura Real Estate Holdings, Inc.	1,600	43,014
Nomura Real Estate Office Fund, Inc.	3	19,168
Nomura Research Institute Ltd.	1,200	36,147
NSK Ltd.	6,000	48,537
NTT Data Corp.	17	53,823
NTT DoCoMo, Inc.	200	331,180
NTT Urban Development Co.	16	23,723
Obayashi Corp.	9,000	55,374
Odakyu Electric Railway Co. Ltd.	8,000	96,344
Oji Holdings Corp.	11,000	39,263
Olympus Corp. (a)	2,700	67,791
Omron Corp.	2,600	82,134
Ono Pharmaceutical Co. Ltd.	1,100	72,548
Oracle Corp. Japan	500	21,420
Oriental Land Co. Ltd.	700	113,169
ORIX Corp.	13,500	207,148
Osaka Gas Co. Ltd.	24,000	104,017
Otsuka Corp.	200	20,733
Otsuka Holdings Co. Ltd.	4,700	169,493
Common Stocks - continued
	Shares	Value
Japan - continued
Panasonic Corp.	28,800	$ 207,558
Park24 Co. Ltd.	1,200	24,214
Rakuten, Inc.	9,400	100,264
Resona Holdings, Inc.	24,900	132,909
Ricoh Co. Ltd.	8,000	89,017
Rinnai Corp.	400	31,806
ROHM Co. Ltd.	1,100	38,887
Sankyo Co. Ltd. (Gunma)	600	27,346
Sanrio Co. Ltd.	500	25,106
Santen Pharmaceutical Co. Ltd.	900	45,176
SBI Holdings, Inc. Japan	2,630	50,946
Secom Co. Ltd.	2,700	150,590
Sega Sammy Holdings, Inc.	2,800	73,566
Sekisui Chemical Co. Ltd.	6,000	75,555
Sekisui House Ltd.	7,000	104,925
Seven & i Holdings Co. Ltd.	9,800	376,968
Seven Bank Ltd.	8,200	29,118
Sharp Corp. (d)	14,000	48,609
Shikoku Electric Power Co., Inc.	2,500	45,317
Shimadzu Corp.	3,000	21,921
Shimamura Co. Ltd.	300	37,915
SHIMANO, Inc.	1,000	87,105
SHIMIZU Corp.	7,000	28,174
Shin-Etsu Chemical Co. Ltd.	5,400	364,027
Shinsei Bank Ltd.	20,000	56,134
Shionogi & Co. Ltd.	4,000	98,388
Shiseido Co. Ltd.	4,700	67,301
Shizuoka Bank Ltd.	7,000	85,683
Showa Denko KK	16,000	25,836
Showa Shell Sekiyu KK	1,800	14,447
SMC Corp.	700	140,331
So-net M3, Inc.	9	20,356
Softbank Corp.	12,300	610,005
Sojitz Corp.	18,400	28,890
Sony Corp.	13,100	215,338
Sony Financial Holdings, Inc.	2,000	28,254
Stanley Electric Co. Ltd.	1,700	32,605
Sumco Corp.	1,600	16,795
Sumitomo Chemical Co. Ltd.	20,000	66,974
Sumitomo Corp.	14,800	185,282
Sumitomo Electric Industries Ltd.	9,700	128,997
Sumitomo Heavy Industries Ltd.	6,000	26,716
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Metal Mining Co. Ltd.	7,000	$ 97,995
Sumitomo Mitsui Financial Group, Inc.	17,500	827,179
Sumitomo Mitsui Trust Holdings, Inc.	40,000	201,020
Sumitomo Realty & Development Co. Ltd.	5,000	236,307
Sumitomo Rubber Industries Ltd.	2,000	36,930
Suzuken Co. Ltd.	1,000	38,940
Suzuki Motor Corp.	4,800	123,342
Sysmex Corp.	900	58,041
T&D Holdings, Inc.	7,500	87,362
Taiheiyo Cement Corp.	13,000	33,762
Taisei Corp.	15,000	50,100
Taisho Pharmaceutical Holdings Co. Ltd.	500	37,072
Taiyo Nippon Sanso Corp.	3,000	19,934
Takashimaya Co. Ltd.	3,000	35,461
Takeda Pharmaceutical Co. Ltd.	10,300	565,488
TDK Corp.	1,600	58,507
Teijin Ltd.	11,000	26,502
Terumo Corp.	2,000	99,361
The Chugoku Bank Ltd.	2,000	34,872
The Hachijuni Bank Ltd.	6,000	40,850
The Suruga Bank Ltd.	2,000	35,384
THK Co. Ltd.	1,700	35,804
Tobu Railway Co. Ltd.	13,000	75,572
Toho Co. Ltd.	1,600	35,576
Toho Gas Co. Ltd.	6,000	35,774
Tohoku Electric Power Co., Inc. (a)	6,200	66,405
Tokio Marine Holdings, Inc.	9,100	289,195
Tokyo Electric Power Co. (a)	17,000	75,252
Tokyo Electron Ltd.	2,200	112,605
Tokyo Gas Co. Ltd.	32,000	182,661
Tokyu Corp.	15,000	118,952
Tokyu Land Corp.	6,000	73,770
TonenGeneral Sekiyu KK	4,000	40,422
Toppan Printing Co. Ltd.	7,000	53,336
Toray Industries, Inc.	20,000	140,610
Toshiba Corp.	53,000	292,251
Toto Ltd.	4,000	41,485
Toyo Seikan Group Holdings Ltd.	1,700	23,297
Toyo Suisan Kaisha Ltd.	1,000	33,986
Toyoda Gosei Co. Ltd.	900	23,358
Toyota Boshoku Corp.	600	8,624
Toyota Industries Corp.	2,000	81,896
Common Stocks - continued
	Shares	Value
Japan - continued
Toyota Motor Corp.	35,900	$ 2,083,559
Toyota Tsusho Corp.	2,900	80,769
Trend Micro, Inc.	1,400	39,252
Tsumura & Co.	700	22,873
Ube Industries Ltd.	12,000	24,263
Unicharm Corp.	1,500	96,992
Ushio, Inc.	900	9,170
USS Co. Ltd.	280	35,920
West Japan Railway Co.	2,200	106,441
Yahoo! Japan Corp.	198	99,493
Yakult Honsha Co. Ltd.	1,200	52,306
Yamada Denki Co. Ltd.	1,020	49,224
Yamaguchi Financial Group, Inc.	3,000	32,580
Yamaha Corp.	1,900	20,375
Yamaha Motor Co. Ltd.	3,600	50,222
Yamato Holdings Co. Ltd.	4,900	94,521
Yamato Kogyo Co. Ltd.	500	16,537
Yamazaki Baking Co. Ltd.	2,000	26,173
Yaskawa Electric Corp.	3,000	36,707
Yokogawa Electric Corp.	3,000	30,507
TOTAL JAPAN		34,391,020
Korea (South) - 3.0%
AMOREPACIFIC Corp.	46	37,581
AMOREPACIFIC Group, Inc.	29	11,004
BS Financial Group, Inc.	2,060	27,115
Celltrion, Inc.	890	25,530
Cheil Industries, Inc.	655	56,426
Cheil Worldwide, Inc.	1,390	34,321
CJ CheilJedang Corp.	98	29,001
CJ Corp.	219	28,727
Coway Co. Ltd.	620	31,405
Daelim Industrial Co.	318	22,227
Daewoo Engineering & Construction Co. Ltd. (a)	1,470	10,088
Daewoo International Corp.	440	15,437
Daewoo Securities Co. Ltd.	2,472	24,459
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,180	28,332
DGB Financial Group Co. Ltd.	1,410	19,711
Dongbu Insurance Co. Ltd.	447	18,036
Doosan Co. Ltd.	108	12,059
Doosan Heavy Industries & Construction Co. Ltd.	721	26,802
Doosan Infracore Co. Ltd. (a)	980	11,609
Common Stocks - continued
	Shares	Value
Korea (South) - continued
E-Mart Co. Ltd.	252	$ 49,183
GS Engineering & Construction Corp.	359	9,858
GS Holdings Corp.	726	35,852
Hana Financial Group, Inc.	3,601	115,064
Hankook Tire Co. Ltd.	1,054	45,830
Hanwha Chemical Corp.	1,050	15,584
Hanwha Corp.	730	20,675
Hanwha Life Insurance Co. Ltd.	1,770	10,765
Hyosung Corp.	229	11,516
Hyundai Department Store Co. Ltd.	177	25,708
Hyundai Engineering & Construction Co. Ltd.	873	45,805
Hyundai Fire & Marine Insurance Co. Ltd.	760	21,387
Hyundai Glovis Co. Ltd.	157	26,366
Hyundai Heavy Industries Co. Ltd.	540	98,528
Hyundai Hysco Co. Ltd.	330	9,226
Hyundai Industrial Development & Construction Co.	510	10,463
Hyundai Merchant Marine Co. Ltd. (a)	446	4,150
Hyundai Mipo Dockyard Co. Ltd.	120	11,765
Hyundai Mobis	901	204,473
Hyundai Motor Co.	2,091	378,677
Hyundai Securities Co. Ltd.	1,300	9,028
Hyundai Steel Co.	677	46,829
Hyundai Wia Corp.	223	28,745
Industrial Bank of Korea	2,510	28,709
Kangwon Land, Inc.	1,160	32,801
KB Financial Group, Inc.	4,970	162,485
KCC Corp.	72	21,372
Kia Motors Corp.	3,500	174,109
Korea Aerospace Industries Ltd.	410	10,421
Korea Electric Power Corp. (a)	3,320	95,696
Korea Gas Corp.	230	14,761
Korea Investment Holdings Co. Ltd.	380	15,971
Korea Zinc Co. Ltd.	94	26,921
Korean Air Lines Co. Ltd. (a)	428	13,715
KT Corp.	430	14,065
KT&G Corp.	1,412	101,644
Kumho Petro Chemical Co. Ltd.	136	11,765
LG Chemical Ltd.	604	142,555
LG Corp.	1,255	74,734
LG Display Co. Ltd. (a)	3,000	82,067
LG Electronics, Inc.	1,409	112,683
LG Household & Health Care Ltd.	131	73,610
Common Stocks - continued
	Shares	Value
Korea (South) - continued
LG Innotek Co. Ltd. (a)	103	$ 8,321
LG Telecom Ltd.	2,790	26,340
Lotte Chemical Corp.	235	34,665
Lotte Confectionery Co. Ltd.	7	12,200
Lotte Shopping Co. Ltd.	146	54,471
LS Cable Ltd.	283	20,809
LS Industrial Systems Ltd.	116	6,550
Mando Corp.	127	9,684
Mirae Asset Securities Co. Ltd.	220	9,187
NCSOFT Corp.	213	32,097
NHN Corp.	528	141,872
Oci Co. Ltd.	191	24,534
Orion Corp.	49	51,820
POSCO	885	254,301
S-Oil Corp.	692	55,593
S1 Corp.	187	10,559
Samsung C&T Corp.	1,604	85,907
Samsung Card Co. Ltd.	570	21,861
Samsung Electro-Mechanics Co. Ltd.	717	64,110
Samsung Electronics Co. Ltd.	1,453	2,004,847
Samsung Engineering Co. Ltd.	390	31,331
Samsung Fire & Marine Insurance Co. Ltd.	457	93,963
Samsung Heavy Industries Co. Ltd.	2,310	73,497
Samsung Life Insurance Co. Ltd.	846	83,324
Samsung SDI Co. Ltd.	435	50,742
Samsung Securities Co. Ltd.	711	32,658
Samsung Techwin Co. Ltd.	442	27,484
Shinhan Financial Group Co. Ltd.	5,740	198,761
Shinsegae Co. Ltd.	111	23,830
SK C&C Co. Ltd.	252	21,137
SK Energy Co. Ltd.	774	105,391
SK Holdings Co. Ltd.	339	48,775
SK Hynix, Inc.	6,710	182,123
SK Networks Co. Ltd.	1,070	7,091
SK Telecom Co. Ltd.	135	23,757
Woori Finance Holdings Co. Ltd.	4,730	51,095
Woori Investment & Securities Co. Ltd.	1,271	13,038
Yuhan Corp.	106	20,207
TOTAL KOREA (SOUTH)		6,933,363
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	13,157	162,629
Common Stocks - continued
	Shares	Value
Luxembourg - continued
Kernel Holding SA (a)	565	$ 10,246
Millicom International Cellular SA (depository receipt)	829	67,793
SES SA (France) (depository receipt)	3,944	123,151
Subsea 7 SA	3,665	78,938
Tenaris SA	6,131	135,970
TOTAL LUXEMBOURG		578,727
Malaysia - 0.8%
AirAsia Bhd	16,700	16,083
AMMB Holdings Bhd	20,500	45,144
Axiata Group Bhd	33,200	73,875
Berjaya Sports Toto Bhd	7,973	11,006
British American Tobacco (Malaysia) Bhd	1,700	35,380
Bumi Armada Bhd	12,100	15,868
Bumiputra-Commerce Holdings Bhd	64,300	163,577
DiGi.com Bhd	41,300	62,985
Felda Global Ventures Holdings Bhd	11,400	17,311
Gamuda Bhd	19,400	25,952
Genting Bhd	27,000	93,180
Genting Malaysia Bhd	41,900	51,781
Genting Plantations Bhd	1,800	5,064
Hong Leong Bank Bhd	7,200	34,219
Hong Leong Credit Bhd	3,600	18,340
IHH Healthcare Bhd	23,000	28,348
IJM Corp. Bhd	17,300	30,989
IOI Corp. Bhd	39,200	64,807
Kuala Lumpur Kepong Bhd	6,600	46,769
Lafarge Malayan Cement Bhd	5,000	16,302
Malayan Banking Bhd	56,111	177,416
Malaysia Airports Holdings Bhd	7,962	15,754
Malaysia Marine and Heavy Engineering Sdn Bhd	3,300	4,132
Malaysian Plantations Bhd	10,600	15,539
Maxis Bhd	29,700	65,989
MISC Bhd (a)	13,800	19,776
MMC Corp. Bhd	7,700	6,454
Parkson Holdings Bhd	6,900	9,570
Petronas Chemicals Group Bhd	37,600	80,699
Petronas Dagangan Bhd	3,800	29,501
Petronas Gas Bhd	8,300	53,797
PPB Group Bhd	5,400	22,718
Public Bank Bhd (For. Reg.)	14,400	77,715
RHB Capital Bhd	8,908	24,828
Common Stocks - continued
	Shares	Value
Malaysia - continued
SapuraKencana Petroleum Bhd (a)	25,100	$ 26,234
Sime Darby Bhd	36,200	112,318
Telekom Malaysia Bhd	12,200	22,134
Tenaga Nasional Bhd	37,000	95,464
UEM Land Holdings Bhd (a)	16,200	13,365
UMW Holdings Bhd	7,300	34,311
YTL Corp. Bhd	56,526	30,469
YTL Power International Bhd	28,200	13,996
TOTAL MALAYSIA		1,809,159
Mauritius - 0.0%
Golden Agri-Resources Ltd.	102,000	43,891
Mexico - 1.2%
Alfa SA de CV Series A	36,400	84,538
Alpek SA de CV	5,800	13,843
America Movil S.A.B. de CV Series L	505,600	544,229
CEMEX SA de CV unit	142,039	160,144
Coca-Cola FEMSA S.A.B. de CV Series L	5,600	90,455
Compartamos S.A.B. de CV	16,100	26,811
Controladora Commercial Mexicana SA unit	4,800	18,532
El Puerto de Liverpool SA Class C	2,700	34,144
Embotelladoras Arca S.A.B. de CC	3,900	32,164
Fomento Economico Mexicano S.A.B. de CV unit	25,200	286,591
Grupo Aeroportuario del Pacifico SA de CV Series B	3,600	20,609
Grupo Aeroportuario del Sureste SA de CV Series B	2,400	29,785
Grupo Bimbo S.A.B. de CV Series A	21,200	68,983
Grupo Carso SA de CV Series A1	8,300	47,378
Grupo Financiero Banorte S.A.B. de CV Series O	24,100	181,728
Grupo Financiero Inbursa S.A.B. de CV Series O	26,600	77,945
Grupo Financiero Santander Mexico S.A.B. de CV	19,300	62,419
Grupo Mexico SA de CV Series B	49,324	176,542
Grupo Modelo S.A.B. de CV Series C	8,800	80,069
Grupo Televisa SA de CV	33,300	169,074
Industrias CH SA de CV (a)	2,200	17,729
Industrias Penoles SA de CV	1,785	74,528
Kimberly-Clark de Mexico SA de CV Series A	21,300	73,887
Mexichem S.A.B. de CV	13,921	70,956
Minera Frisco S.A.B. de CV (a)	8,700	37,187
Wal-Mart de Mexico SA de CV Series V	68,900	219,258
TOTAL MEXICO		2,699,528
Common Stocks - continued
	Shares	Value
Morocco - 0.0%
Attijariwafa Bank	325	$ 12,869
Douja Promotion Groupe Addoha SA	1,252	8,145
Maroc Telecom SA	1,264	16,696
TOTAL MOROCCO		37,710
Netherlands - 1.8%
AEGON NV	23,141	154,576
Akzo Nobel NV	3,111	187,562
ASML Holding NV (Netherlands)	4,081	303,679
Corio NV	912	42,259
D.E. Master Blenders 1753 NV (a)	6,600	104,650
Delta Lloyd NV	2,344	44,915
European Aeronautic Defence and Space Co. (EADS) NV	5,910	312,144
Fugro NV (Certificaten Van Aandelen)	924	53,451
Gemalto NV	1,021	83,419
Heineken Holding NV (A Shares)	1,321	79,434
Heineken NV (Bearer)	2,995	211,492
ING Groep NV (Certificaten Van Aandelen) (a)	49,839	410,566
Koninklijke Ahold NV	13,014	205,323
Koninklijke Boskalis Westminster NV	883	36,776
Koninklijke KPN NV (d)	14,132	29,461
Koninklijke KPN NV rights 5/14/13 (a)(d)	14,132	18,983
Koninklijke Philips Electronics NV	12,359	342,073
QIAGEN NV (a)	3,237	64,136
Randstad Holding NV	1,621	67,491
Reed Elsevier NV	8,874	143,979
Royal DSM NV	1,995	128,555
STMicroelectronics NV	8,207	71,409
TNT Express NV	4,846	37,232
Unilever NV (Certificaten Van Aandelen) (Bearer)	21,101	899,142
Vopak NV	866	47,969
Wolters Kluwer NV (Certificaten Van Aandelen)	4,006	88,632
Ziggo NV	1,613	57,811
TOTAL NETHERLANDS		4,227,119
New Zealand - 0.1%
Auckland International Airport Ltd.	14,245	37,851
Contact Energy Ltd.	3,640	16,474
Fletcher Building Ltd.	9,398	71,211
Sky City Entertainment Group Ltd.	6,783	25,931
Telecom Corp. of New Zealand Ltd.	26,797	59,834
TOTAL NEW ZEALAND		211,301
Common Stocks - continued
	Shares	Value
Norway - 0.5%
Aker Solutions ASA	2,391	$ 33,378
DnB ASA	12,689	207,394
Gjensidige Forsikring ASA	2,312	37,247
Norsk Hydro ASA	12,154	56,908
Orkla ASA (A Shares)	9,826	88,437
StatoilHydro ASA	14,529	355,690
Telenor ASA	9,061	203,643
Yara International ASA	2,405	112,607
TOTAL NORWAY		1,095,304
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	2,557	51,191
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	28,240	39,094
Aboitiz Power Corp.	19,300	17,484
Alliance Global Group, Inc.	50,100	28,837
Ayala Corp.	2,020	31,447
Ayala Land, Inc.	74,200	58,477
Bank of the Philippine Islands (BPI)	8,840	22,070
BDO Unibank, Inc.	19,873	44,259
DMCI Holdings, Inc.	8,610	11,930
Globe Telecom, Inc.	445	15,455
International Container Terminal Services, Inc.	8,220	18,366
Jollibee Food Corp.	4,640	14,481
Metropolitan Bank & Trust Co.	1,650	4,989
Philippine Long Distance Telephone Co.	545	40,266
PNOC Energy Development Corp.	107,400	16,981
San Miguel Corp.	7,840	23,039
SM Investments Corp.	2,680	74,526
SM Prime Holdings, Inc.	82,900	40,267
Universal Robina Corp.	13,110	37,857
TOTAL PHILIPPINES		539,825
Poland - 0.3%
Asseco Poland SA	769	10,431
Bank Handlowy w Warszawie SA	464	13,803
Bank Millennium SA (a)	4,774	7,297
Bank Polska Kasa Opieki SA	1,747	83,760
Bank Zachodni WBK SA	350	29,131
BRE Bank SA	148	16,187
Cyfrowy Polsat SA (a)	2,660	14,075
ENEA SA	2,114	8,697
Common Stocks - continued
	Shares	Value
Poland - continued
Eurocash SA	627	$ 11,291
Grupa Lotos SA (a)	656	7,883
Jastrzebska Spolka Weglowa SA	348	9,196
KGHM Polska Miedz SA (Bearer)	1,861	87,165
Polish Oil & Gas Co. (a)	25,352	42,844
Polska Grupa Energetyczna SA	9,946	51,652
Polski Koncern Naftowy Orlen SA (a)	4,326	67,084
Powszechna Kasa Oszczednosci Bank SA	11,673	121,538
Powszechny Zaklad Ubezpieczen SA	744	102,540
Synthos SA	5,870	8,750
Tauron Polska Energia SA	10,846	14,451
Telekomunikacja Polska SA	8,607	19,176
Zaklady Azotowe w Tarnowie-Moscicach SA	600	11,558
TOTAL POLAND		738,509
Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)	23,448	26,835
Energias de Portugal SA	24,895	85,570
Galp Energia SGPS SA Class B	3,508	56,224
Jeronimo Martins SGPS SA	2,752	65,545
Portugal Telecom SGPS SA (Reg.)	7,551	39,400
TOTAL PORTUGAL		273,574
Russia - 1.2%
Federal Grid Co. of Unified Energy System (a)	3,696,897	14,291
Gazprom OAO sponsored ADR (Reg. S)	69,463	551,189
Inter Rao Ues JSC (a)	23,700,000	9,807
LSR Group OJSC GDR (Reg. S)	2,758	11,997
Lukoil Oil Co. sponsored ADR (United Kingdom)	6,687	423,956
Magnit OJSC GDR (Reg. S)	3,374	172,074
Mechel Steel Group OAO sponsored ADR	1,573	6,418
Megafon OJSC GDR	994	30,675
Mobile TeleSystems OJSC sponsored ADR	6,700	138,690
Norilsk Nickel OJSC ADR	6,205	95,061
NOVATEK OAO GDR (Reg. S)	1,186	120,023
Novolipetsk Steel OJSC GDR (Reg. S)	1,138	18,891
Rosneft Oil Co. OJSC GDR (Reg. S)	16,659	113,864
Rostelecom sponsored ADR	2,569	57,289
RusHydro JSC sponsored ADR	19,011	32,699
Russian Grids OAO (a)	233,413	9,911
Russian Grids OAO rights (a)	656,712	0
Sberbank (Savings Bank of the Russian Federation) (a)	1,860	5,916
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	32,768	421,396
Common Stocks - continued
	Shares	Value
Russia - continued
Severstal JSC GDR (Reg. S)	2,598	$ 21,966
Sistema JSFC sponsored GDR	1,336	25,478
Surgutneftegaz JSC sponsored ADR	11,941	101,499
Tatneft OAO sponsored ADR	3,066	115,864
TMK OAO GDR (Reg. S)	466	5,890
Uralkali OJSC GDR (Reg. S)	3,449	124,819
VTB Bank JSC:
rights (a)	8,170,112	82
sponsored GDR (Reg. S)	17,093	53,843
TOTAL RUSSIA		2,683,588
Singapore - 1.1%
Ascendas Real Estate Investment Trust	26,000	58,050
CapitaCommercial Trust (REIT)	28,000	38,873
CapitaLand Ltd.	33,000	100,203
CapitaMall Trust	31,000	58,391
CapitaMalls Asia Ltd.	16,000	27,279
City Developments Ltd.	6,000	54,851
ComfortDelgro Corp. Ltd.	23,000	37,067
DBS Group Holdings Ltd.	24,127	328,301
Global Logistic Properties Ltd.	26,000	58,261
Hutchison Port Holdings Trust	69,000	57,270
Jardine Cycle & Carriage Ltd.	2,000	79,078
K-REIT Asia	3,600	4,413
Keppel Corp. Ltd.	18,000	156,515
Keppel Ld Ltd.	11,000	36,259
Olam International Ltd.	23,000	31,278
Oversea-Chinese Banking Corp. Ltd.	33,000	290,696
SembCorp Industries Ltd.	12,000	48,616
SembCorp Marine Ltd.	12,000	41,991
Singapore Airlines Ltd.	7,000	63,084
Singapore Exchange Ltd.	10,000	60,729
Singapore Press Holdings Ltd.	20,000	72,420
Singapore Technologies Engineering Ltd.	20,000	71,446
Singapore Telecommunications Ltd.	103,000	328,643
StarHub Ltd.	8,000	30,722
United Overseas Bank Ltd.	17,000	294,674
UOL Group Ltd.	6,000	34,733
Wilmar International Ltd.	26,000	70,293
Yangzijiang Shipbuilding Holdings Ltd.	23,000	17,740
TOTAL SINGAPORE		2,551,876
Common Stocks - continued
	Shares	Value
South Africa - 1.5%
Absa Group Ltd.	3,925	$ 64,599
African Bank Investments Ltd.	9,888	31,393
African Rainbow Minerals Ltd.	1,465	28,877
Anglo Platinum Ltd. (a)	948	35,960
AngloGold Ashanti Ltd.	4,984	96,160
ArcelorMittal South Africa Ltd. (a)	2,049	5,250
Aspen Pharmacare Holdings Ltd.	3,834	83,273
Assore Ltd.	442	14,383
Aveng Ltd.	4,004	13,163
Barloworld Ltd.	2,751	28,818
Bidvest Group Ltd.	3,796	98,717
Discovery Ltd.	4,246	38,677
Exxaro Resources Ltd.	1,803	28,276
FirstRand Ltd.	40,222	139,758
Foschini Ltd.	2,982	38,216
Gold Fields Ltd.	9,508	71,287
Growthpoint Properties Ltd.	22,648	74,429
Harmony Gold Mining Co. Ltd.	4,505	22,775
Impala Platinum Holdings Ltd.	6,976	95,200
Imperial Holdings Ltd.	2,443	54,095
Investec Ltd.	2,984	21,405
Kumba Iron Ore Ltd.	1,107	58,385
Liberty Holdings Ltd.	1,491	19,856
Life Healthcare Group Holdings Ltd.	12,991	54,883
Massmart Holdings Ltd.	1,528	31,672
MMI Holdings Ltd.	11,826	30,179
Mr Price Group Ltd.	3,227	46,383
MTN Group Ltd.	21,969	396,071
Naspers Ltd. Class N	5,093	340,820
Nedbank Group Ltd.	2,629	55,853
Netcare Ltd.	10,911	24,805
Northam Platinum Ltd. (a)	2,541	9,427
Pick 'n Pay Stores Ltd.	2,599	12,309
Pretoria Portland Cement Co. Ltd.	6,427	23,499
Rand Merchant Insurance Holdings Ltd.	8,340	21,795
Redefine Properties Ltd. unit	32,589	39,222
Remgro Ltd.	5,547	111,867
Reunert Ltd.	2,783	24,187
RMB Holdings Ltd.	9,825	43,609
Sanlam Ltd.	23,079	118,282
Sappi Ltd. (a)	5,590	16,820
Sasol Ltd.	7,126	308,674
Common Stocks - continued
	Shares	Value
South Africa - continued
Shoprite Holdings Ltd.	5,574	$ 105,653
Spar Group Ltd.	2,111	27,877
Standard Bank Group Ltd.	15,948	199,228
Steinhoff International Holdings Ltd.	14,012	37,398
Tiger Brands Ltd.	2,164	67,309
Truworths International Ltd.	5,116	50,849
Vodacom Group Ltd.	4,543	53,264
Woolworths Holdings Ltd.	9,927	77,372
TOTAL SOUTH AFRICA		3,492,259
Spain - 2.0%
Abertis Infraestructuras SA	4,829	90,178
ACS Actividades de Construccion y Servicios SA	1,991	51,195
Amadeus IT Holding SA Class A	4,059	119,819
Banco Bilbao Vizcaya Argentaria SA	69,476	676,319
Banco Bilbao Vizcaya Argentaria SA	1,215	11,793
Banco de Sabadell SA (d)	37,019	76,980
Banco Popular Espanol SA	66,356	51,646
Banco Santander SA (Spain)	140,767	1,016,555
Bankia SA (a)	67	353
Bankia SA rights 5/14/13 (a)	67	109
Cintra Concesiones de Infrastructuras de Transporte SA	5,196	85,981
Criteria CaixaCorp SA	13,708	50,746
Distribuidora Internacional de Alimentacion SA	7,928	61,496
Enagas SA	2,503	66,685
Gas Natural SDG SA	4,563	95,547
Grifols SA	1,822	73,112
Grupo Acciona SA	404	26,469
Iberdrola SA	61,286	330,106
Inditex SA	2,820	378,993
International Consolidated Airlines Group SA (a)	11,683	49,235
International Consolidated Airlines Group SA CDI (a)	942	3,980
MAPFRE SA (Reg.)	9,537	34,979
Red Electrica Corporacion SA	1,447	76,968
Repsol YPF SA	10,836	254,014
Telefonica SA	53,179	778,664
Zardoya Otis SA	2,235	31,229
TOTAL SPAIN		4,493,151
Common Stocks - continued
	Shares	Value
Sweden - 2.1%
Alfa Laval AB	4,353	$ 95,173
ASSA ABLOY AB (B Shares)	4,347	173,114
Atlas Copco AB:
(A Shares)	8,828	232,379
(B Shares)	4,977	118,031
Boliden AB	3,516	55,661
Electrolux AB (B Shares)	3,122	88,394
Elekta AB (B Shares)	4,951	76,125
Getinge AB (B Shares)	2,592	78,027
H&M Hennes & Mauritz AB (B Shares)	12,285	434,644
Hexagon AB (B Shares)	3,058	87,337
Husqvarna AB (B Shares)	4,998	28,688
Industrivarden AB Series C	1,426	26,623
Investment AB Kinnevik	2,664	69,590
Investor AB (B Shares)	5,865	172,845
Lundin Petroleum AB (a)	2,874	68,823
Nordea Bank AB	34,070	408,195
Ratos AB (B Shares)	2,219	21,279
Sandvik AB	13,182	186,816
Scania AB (B Shares)	4,154	88,386
Securitas AB (B Shares)	4,560	44,678
Skandinaviska Enskilda Banken AB (A Shares)	18,308	187,853
Skanska AB (B Shares)	4,873	82,858
SKF AB (B Shares)	5,090	118,433
Svenska Cellulosa AB (SCA) (B Shares)	7,517	195,202
Svenska Handelsbanken AB (A Shares)	6,445	292,762
Swedbank AB (A Shares)	10,502	258,456
Swedish Match Co. AB	2,678	92,888
Tele2 AB (B Shares)	4,230	72,512
Telefonaktiebolaget LM Ericsson (B Shares)	39,567	492,070
TeliaSonera AB	28,073	193,144
Volvo AB (B Shares)	19,683	272,420
TOTAL SWEDEN		4,813,406
Switzerland - 6.1%
ABB Ltd. (Reg.)	28,632	649,285
Actelion Ltd.	1,453	88,840
Adecco SA (Reg.)	1,716	91,780
Aryzta AG	1,111	68,945
Baloise Holdings AG	616	63,402
Banque Cantonale Vaudoise (Bearer)	37	20,474
Barry Callebaut AG	27	26,367
Common Stocks - continued
	Shares	Value
Switzerland - continued
Compagnie Financiere Richemont SA Series A	6,791	$ 548,509
Credit Suisse Group	16,743	464,971
Ems-Chemie Holding AG	120	34,685
Geberit AG (Reg.)	485	118,459
Givaudan SA	107	137,634
Holcim Ltd. (Reg.)	2,982	232,357
Julius Baer Group Ltd.	2,899	115,486
Kuehne & Nagel International AG	704	80,561
Lindt & Spruengli AG	1	44,499
Lindt & Spruengli AG (participation certificate)	15	58,077
Lonza Group AG	762	53,065
Nestle SA	41,853	2,984,644
Novartis AG	29,848	2,209,575
Pargesa Holding SA	397	27,668
Partners Group Holding AG	230	58,997
Roche Holding AG (participation certificate)	9,131	2,282,259
Schindler Holding AG:
(participation certificate)	683	102,399
(Reg.)	235	34,398
SGS SA (Reg.)	72	173,999
Sika AG (Bearer)	28	67,606
Sonova Holding AG Class B	649	70,638
Sulzer AG (Reg.)	320	54,584
Swatch Group AG (Bearer)	405	231,945
Swatch Group AG (Bearer) (Reg.)	545	54,746
Swiss Life Holding AG	361	57,074
Swiss Prime Site AG	714	58,553
Swiss Re Ltd.	4,571	363,546
Swisscom AG	296	139,373
Syngenta AG (Switzerland)	1,210	517,298
Transocean Ltd. (Switzerland) (a)	4,685	239,188
UBS AG	47,321	844,132
Zurich Insurance Group AG	1,911	533,551
TOTAL SWITZERLAND		14,003,569
Taiwan - 2.4%
Acer, Inc. (a)	36,000	29,115
Advanced Semiconductor Engineering, Inc.	84,916	74,120
Advantech Co. Ltd.	4,000	19,125
Asia Cement Corp.	23,360	29,665
ASUSTeK Computer, Inc.	9,000	104,832
AU Optronics Corp. (a)	108,000	50,942
Common Stocks - continued
	Shares	Value
Taiwan - continued
Capital Securities Corp.	18,090	$ 6,410
Catcher Technology Co. Ltd.	8,000	40,556
Cathay Financial Holding Co. Ltd.	91,750	123,516
Chang Hwa Commercial Bank	57,540	32,877
Cheng Shin Rubber Industry Co. Ltd.	24,260	82,183
Cheng Uei Precision Industries Co. Ltd.	3,029	6,040
Chicony Electronics Co. Ltd.	8,070	23,698
China Airlines Ltd. (a)	22,490	8,580
China Development Finance Holding Corp. (a)	172,800	47,814
China Life Insurance Co. Ltd.	29,563	30,024
China Motor Co. Ltd.	11,000	10,724
China Petrochemical Development Corp.	21,750	11,764
China Steel Corp.	143,960	126,923
Chinatrust Financial Holding Co. Ltd.	171,179	103,903
Chunghwa Telecom Co. Ltd.	48,000	153,335
Clevo Co. Ltd.	6,161	11,825
Compal Electronics, Inc.	49,000	31,736
CTCI Corp.	10,000	20,007
Delta Electronics, Inc.	23,000	110,359
E Ink Holdings, Inc.	5,000	3,713
E.SUN Financial Holdings Co. Ltd.	45,150	27,252
Epistar Corp.	9,000	15,870
Eternal Chemical Co. Ltd.	9,000	7,767
EVA Airways Corp. (a)	19,400	10,822
Evergreen Marine Corp. (Taiwan) (a)	18,000	10,529
Far Eastern Department Stores Co. Ltd.	8,160	7,222
Far Eastern Textile Ltd.	34,510	37,155
Far EasTone Telecommunications Co. Ltd.	22,000	53,638
Farglory Land Development Co. Ltd.	6,000	11,434
Feng Hsin Iron & Steel Co.	3,000	5,392
First Financial Holding Co. Ltd.	87,040	53,570
Formosa Chemicals & Fibre Corp.	41,000	96,070
Formosa International Hotel Corp.	1,000	10,919
Formosa Petrochemical Corp.	13,000	35,398
Formosa Plastics Corp.	53,000	128,681
Formosa Taffeta Co. Ltd.	6,000	5,707
Foxconn Technology Co. Ltd.	11,200	29,586
Fubon Financial Holding Co. Ltd.	74,398	106,337
Giant Manufacturing Co. Ltd.	3,000	18,006
Highwealth Construction Corp.	2,400	5,363
HIWIN Technologies Corp.	2,050	14,459
Hon Hai Precision Industry Co. Ltd. (Foxconn)	132,000	341,078
Common Stocks - continued
	Shares	Value
Taiwan - continued
Hotai Motor Co. Ltd.	3,000	$ 26,806
HTC Corp.	9,000	91,862
Hua Nan Financial Holdings Co. Ltd.	72,527	42,178
Innolux Corp. (a)	92,297	57,744
Inventec Corp.	34,280	13,717
Kinsus Interconnect Technology Corp.	2,000	6,985
Largan Precision Co. Ltd.	1,000	27,331
Lee Chang Yung Chemical Industry Corp.	3,216	3,811
LITE-ON Technology Corp.	28,055	50,516
Macronix International Co. Ltd.	62,607	17,069
MediaTek, Inc.	15,000	183,113
Mega Financial Holding Co. Ltd.	107,690	83,077
Merida Industry Co. Ltd.	2,000	12,208
Nan Ya Plastics Corp.	61,000	121,628
Nankang Rubber Tire Co. Ltd.	5,469	6,463
Novatek Microelectronics Corp.	7,000	34,181
Oriental Union Chemical Corp.	4,000	4,415
Pegatron Corp. (a)	18,000	29,481
Phison Electronics Corp.	2,000	15,768
Pou Chen Corp.	32,000	37,762
Powertech Technology, Inc.	9,000	16,114
President Chain Store Corp.	8,000	49,373
Quanta Computer, Inc.	35,000	72,397
Radiant Opto-Electronics Corp.	6,060	24,659
Realtek Semiconductor Corp.	4,020	11,587
Richtek Technology Corp.	1,000	5,510
Ruentex Development Co. Ltd.	6,000	11,760
Ruentex Industries Ltd.	5,146	12,320
ScinoPharm Taiwan Ltd.	2,000	4,652
Shin Kong Financial Holding Co. Ltd. (a)	89,000	28,128
Siliconware Precision Industries Co. Ltd.	43,000	51,618
SIMPLO Technology Co. Ltd.	4,200	17,874
Sinopac Holdings Co.	76,821	38,424
Standard Foods Corp.	4,240	14,522
Synnex Technology International Corp.	18,000	30,458
Taishin Financial Holdings Co. Ltd.	73,970	32,106
Taiwan Business Bank	22,320	6,865
Taiwan Cement Corp.	41,000	54,500
Taiwan Cooperative Financial Holding Co. Ltd.	65,206	37,479
Taiwan Fertilizer Co. Ltd.	11,000	26,334
Taiwan Glass Industry Corp.	10,225	10,402
Taiwan Mobile Co. Ltd.	22,600	82,384
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Semiconductor Manufacturing Co. Ltd.	320,000	$ 1,188,544
TECO Electric & Machinery Co. Ltd.	29,000	27,289
Transcend Information, Inc.	4,000	13,835
Tripod Technology Corp.	4,000	9,088
TSRC Corp.	8,200	16,211
Tung Ho Steel Enterprise Corp.	7,000	6,836
U-Ming Marine Transport Corp.	5,000	7,799
Unified-President Enterprises Corp.	53,540	105,482
Unimicron Technology Corp.	17,000	17,928
United Microelectronics Corp.	150,000	57,524
Walsin Lihwa Corp. (a)	32,000	9,929
Wan Hai Lines Ltd. (a)	17,000	9,512
Wintek Corp. (a)	17,000	8,733
Wistron Corp.	23,600	23,968
WPG Holding Co. Ltd.	16,000	19,288
Yang Ming Marine Transport Corp. (a)	18,000	8,087
Yuanta Financial Holding Co. Ltd.	107,190	54,522
Yulon Motor Co. Ltd.	12,000	20,590
TOTAL TAIWAN		5,436,787
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	15,500	142,589
Airports of Thailand PCL (For. Reg.)	6,400	31,509
Bangkok Bank PCL	6,700	51,819
Bangkok Bank PCL (For. Reg.)	11,400	88,170
Bangkok Dusit Medical Service PCL (For. Reg.)	3,400	19,578
Bank of Ayudhya PCL	6,300	7,030
Bank of Ayudhya PCL (For. Reg.)	23,800	26,557
Banpu PCL (For. Reg.)	1,150	13,361
BEC World PCL (For. Reg.)	11,400	26,024
C.P. ALL PCL (For. Reg.)	57,300	85,901
Central Pattana PCL (For. Reg.)	9,100	31,005
Charoen Pokphand Foods PCL (For. Reg.)	42,500	45,975
Glow Energy PCL (For. Reg.)	5,200	13,642
Indorama Ventures PCL (For. Reg.)	12,900	10,329
IRPC Public Co. Ltd. (For. Reg.)	160,700	22,449
Kasikornbank PCL	8,500	62,555
Kasikornbank PCL (For. Reg.)	15,800	116,279
Krung Thai Bank PCL (For. Reg.)	45,655	38,577
PTT Exploration and Production PCL (For. Reg.)	18,244	95,727
PTT Global Chemical PCL (For. Reg.)	22,439	55,811
PTT PCL (For. Reg.)	11,200	124,402
Common Stocks - continued
	Shares	Value
Thailand - continued
Siam Cement PCL	2,100	$ 35,346
Siam Cement PCL (For. Reg.)	3,500	58,910
Siam Commercial Bank PCL (For. Reg.)	23,100	146,392
Siam Makro PCL (For. Reg.)	1,300	33,397
Thai Oil PCL (For. Reg.)	12,400	27,884
TOTAL THAILAND		1,411,218
Turkey - 0.5%
Akbank T.A.S.	22,482	118,132
Anadolu Efes Biracilik Ve Malt Sanayii A/S	2,985	49,618
Arcelik A/S	2,314	18,006
Asya Katilim Bankasi A/S (a)	3,321	4,020
Bim Birlesik Magazalar A/S JSC	1,438	73,795
Coca-Cola Icecek A/S	648	18,073
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	8,851	15,157
Enka Insaat ve Sanayi A/S	4,036	12,472
Eregli Demir ve Celik Fabrikalari T.A.S.	14,055	16,072
Ford Otomotiv Sanayi A/S	678	9,417
Haci Omer Sabanci Holding A/S	10,366	64,471
Koc Holding A/S	8,873	53,701
Koza Altin Isletmeleri A/S	400	7,988
TAV Havalimanlari Holding A/S	2,501	17,648
Tofas Turk Otomobil Fabrikasi A/S	1,996	13,917
Tupras Turkiye Petrol Rafinelleri A/S	1,451	40,469
Turk Hava Yollari AO	7,234	30,102
Turk Sise ve Cam Fabrikalari A/S	4,594	7,790
Turk Telekomunikasyon A/S	7,846	37,200
Turkcell Iletisim Hizmet A/S (a)	10,553	65,709
Turkiye Garanti Bankasi A/S	30,952	170,924
Turkiye Halk Bankasi A/S	8,435	91,984
Turkiye Is Bankasi A/S Series C	21,595	83,357
Turkiye Vakiflar Bankasi TAO	10,551	37,666
Yapi ve Kredi Bankasi A/S	10,120	31,386
TOTAL TURKEY		1,089,074
United Kingdom - 13.9%
3I Group PLC	12,883	65,759
Aberdeen Asset Management PLC	11,530	80,363
Admiral Group PLC	2,776	55,238
Aggreko PLC	3,478	96,273
AMEC PLC	3,700	58,221
Anglo American PLC (United Kingdom)	18,156	441,371
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Antofagasta PLC	5,097	$ 71,059
ARM Holdings PLC	17,932	278,913
Associated British Foods PLC	4,604	138,384
AstraZeneca PLC (United Kingdom)	16,185	840,342
Aviva PLC	38,487	182,718
Babcock International Group PLC	4,742	78,816
BAE Systems PLC	42,286	246,647
Balfour Beatty PLC	7,782	26,098
Barclays PLC	151,177	674,624
BG Group PLC	44,238	745,237
BHP Billiton PLC	27,534	774,608
BP PLC	247,618	1,794,276
British American Tobacco PLC (United Kingdom)	25,087	1,390,704
British Land Co. PLC	12,395	114,464
British Sky Broadcasting Group PLC	13,830	181,315
BT Group PLC	102,354	440,084
Bunzl PLC	4,335	86,125
Burberry Group PLC	5,753	119,391
Capita Group PLC	8,788	123,199
Capital Shopping Centres Group PLC	8,865	47,191
Carnival PLC	2,387	86,180
Centrica PLC	67,316	387,937
Cobham PLC	14,523	56,511
Compass Group PLC	23,872	314,081
Croda International PLC	1,672	64,359
Diageo PLC	32,607	995,739
Eurasian Natural Resources Corp. PLC	3,329	14,189
Evraz PLC	3,458	8,326
Fresnillo PLC	2,322	41,551
G4S PLC (United Kingdom)	18,295	88,893
GKN PLC	21,324	91,024
GlaxoSmithKline PLC	63,790	1,645,877
Hammerson PLC	9,417	75,992
Hargreaves Lansdown PLC	2,828	43,028
HSBC Holdings PLC (United Kingdom)	238,689	2,614,120
ICAP PLC	7,653	34,213
IMI PLC	4,160	80,063
Imperial Tobacco Group PLC	12,846	458,950
Inmarsat PLC	5,777	64,835
InterContinental Hotel Group PLC	3,477	102,732
Intertek Group PLC	1,989	102,204
Invensys PLC	10,580	63,223
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Investec PLC	7,259	$ 51,305
ITV PLC	48,076	94,021
J Sainsbury PLC	15,863	93,906
Johnson Matthey PLC	2,666	100,383
Kazakhmys PLC	2,499	13,443
Kingfisher PLC	30,773	149,666
Land Securities Group PLC	10,364	140,624
Legal & General Group PLC	76,712	201,977
Lloyds Banking Group PLC (a)	548,091	465,600
London Stock Exchange Group PLC	2,492	51,909
Marks & Spencer Group PLC	19,631	124,598
Meggitt PLC	10,501	76,437
Melrose PLC	14,785	56,061
National Grid PLC	47,128	600,751
Next PLC	2,083	141,041
Old Mutual PLC	63,849	203,319
Pearson PLC	10,659	193,862
Prudential PLC	33,221	571,221
Reckitt Benckiser Group PLC	8,386	611,719
Reed Elsevier PLC	15,569	181,864
Rexam PLC	10,473	84,025
Rio Tinto PLC	17,460	801,765
Rolls-Royce Group PLC	24,318	426,850
Royal & Sun Alliance Insurance Group PLC	46,761	80,844
Royal Bank of Scotland Group PLC (a)	27,838	132,838
Royal Dutch Shell PLC:
Class A (Netherlands)	9,498	323,046
Class A (United Kingdom)	39,185	1,334,064
Class B (United Kingdom)	34,035	1,193,861
SABMiller PLC	12,491	672,989
Sage Group PLC	16,096	84,384
Schroders PLC	1,571	56,981
Scottish & Southern Energy PLC	12,462	301,402
Segro PLC	8,390	34,719
Serco Group PLC	6,398	61,469
Severn Trent PLC	3,179	89,923
Smith & Nephew PLC	11,742	134,406
Smiths Group PLC	5,004	97,162
Standard Chartered PLC (United Kingdom)	31,306	786,334
Standard Life PLC	30,693	178,407
Tate & Lyle PLC	6,235	81,791
Tesco PLC	104,135	592,277
Common Stocks - continued
	Shares	Value
United Kingdom - continued
The Weir Group PLC	2,751	$ 94,183
TUI Travel PLC	5,008	24,450
Tullow Oil PLC	11,843	184,147
Unilever PLC	16,664	721,997
United Utilities Group PLC	8,885	102,200
Vedanta Resources PLC	1,305	24,508
Vodafone Group PLC	638,918	1,949,529
Whitbread PLC	2,309	91,640
WM Morrison Supermarkets PLC	29,120	132,127
Xstrata PLC	27,410	410,233
TOTAL UNITED KINGDOM		31,993,705
United States of America - 0.0%
Southern Copper Corp.	2,170	72,326
TOTAL COMMON STOCKS (Cost $196,586,709)		216,515,351
Nonconvertible Preferred Stocks - 2.0%

Brazil - 1.4%
AES Tiete SA (PN) (non-vtg.)	1,100	11,150
Banco Bradesco SA (PN)	27,390	450,260
Banco do Estado Rio Grande do Sul SA	2,300	19,359
Bradespar Sa (PN)	3,300	41,911
Braskem SA (PN-A)	2,100	18,263
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	2,900	15,045
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	1,700	93,380
Companhia de Bebidas das Americas (AmBev) (PN)	9,900	414,457
Companhia Energetica de Minas Gerais (CEMIG) (PN)	6,450	82,174
Companhia Energetica de Sao Paulo Series A	2,000	21,142
Companhia Paranaense de Energia-Copel (PN-B)	1,600	28,397
Eletropaulo Metropolitana SA (PN-B)	1,100	4,519
Gerdau SA (PN)	11,200	87,607
Itau Unibanco Holding SA	29,700	498,179
Itausa-Investimentos Itau SA (PN)	32,960	163,256
Klabin SA (PN) (non-vtg.)	6,600	44,071
Lojas Americanas SA (PN)	5,778	50,423
Marcopolo SA (PN)	2,200	14,636
Metalurgica Gerdau SA (PN)	3,200	31,844
Oi SA (PN)	10,448	25,588
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	54,700	545,701
Nonconvertible Preferred Stocks - continued
	Shares	Value
Brazil - continued
Telefonica Brasil SA	3,900	$ 103,565
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.)	4,300	21,299
Vale SA (PN-A)	26,000	422,731
TOTAL BRAZIL		3,208,957
Chile - 0.0%
Embotelladora Andina SA Class B	2,532	17,204
Sociedad Quimica y Minera de Chile SA (PN-B)	1,158	57,328
TOTAL CHILE		74,532
Colombia - 0.1%
Banco Davivienda SA	1,211	16,203
BanColombia SA (PN)	4,386	71,855
Grupo Aval Acciones Y Val SA	19,751	13,852
Grupo de Inversiones Suramerica	1,140	23,998
Inversiones Argos SA	1,932	21,320
TOTAL COLOMBIA		147,228
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	672	46,710
Henkel AG & Co. KGaA	2,314	218,195
Porsche Automobil Holding SE (Germany)	1,999	156,612
ProSiebenSat.1 Media AG	1,342	51,394
RWE AG (non-vtg.)	410	13,944
Volkswagen AG	1,876	380,225
TOTAL GERMANY		867,080
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	84,697	58,824
Korea (South) - 0.1%
Hyundai Motor Co.	207	14,713
Hyundai Motor Co. Series 2	429	32,323
LG Chemical Ltd.	158	13,798
Samsung Electronics Co. Ltd.	246	194,503
TOTAL KOREA (SOUTH)		255,337
Russia - 0.0%
AK Transneft OAO	16	32,055
Sberbank (Savings Bank of the Russian Federation)	24,295	56,277
Surgutneftegaz JSC	53,392	37,445
TOTAL RUSSIA		125,777
Nonconvertible Preferred Stocks - continued
	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	2,893,842	$ 4,495
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,744,913)		4,742,230
Investment Companies - 0.1%

iShares MSCI Canada Index ETF (Cost $183,853)	6,800	190,536
Government Obligations - 0.5%
Principal Amount
United States of America - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.14% 5/23/13 to 9/12/13 (e) (Cost $1,099,652)	$ 1,100,000	1,099,814
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	4,926,488	4,926,488
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	566,497	566,497
TOTAL MONEY MARKET FUNDS (Cost $5,492,985)		5,492,985
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $208,108,112)		228,040,916
NET OTHER ASSETS (LIABILITIES) - 0.9%		2,001,703
NET ASSETS - 100%		$ 230,042,619
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
69 NYSE E-mini MSCI EAFE Index Contracts	June 2013	$ 6,005,760	$ 266,763
40 NYSE E-mini MSCI Emerging Markets Index Contracts	June 2013	2,079,800	69,524
3 TME S&P/TSX 60 Index Contracts	June 2013	422,373	(1,145)
TOTAL EQUITY INDEX CONTRACTS		$ 8,507,933	$ 335,142

The face value of futures purchased as a percentage of net assets is 3.7%
Security Type Abbreviations
ETF	-	Exchange Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $364,935.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,096
Fidelity Securities Lending Cash Central Fund	4,547
Total	$ 9,643
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 21,640,222	$ 13,738,223	$ 7,901,999	$ -
Consumer Staples	23,959,531	13,612,423	10,347,108	-
Energy	20,867,474	11,825,036	9,042,438	-
Financials	59,617,595	42,219,890	17,397,623	82
Health Care	17,134,211	6,537,829	10,596,382	-
Industrials	23,296,006	14,668,625	8,627,381	-
Information Technology	14,059,051	6,424,057	7,634,994	-
Materials	20,529,021	13,917,003	6,612,018	-
Telecommunication Services	12,235,617	5,556,472	6,679,145	-
Utilities	7,918,852	6,149,264	1,769,588	-
Investment Companies	190,536	190,536	-	-
Government Obligations	1,099,814	-	1,099,814	-
Money Market Funds	5,492,985	5,492,985	-	-
Total Investments in Securities:	$ 228,040,916	$ 140,332,343	$ 87,708,491	$ 82
Derivative Instruments:
Assets
Futures Contracts	$ 336,287	$ 336,287	$ -	$ -
Liabilities
Futures Contracts	$ (1,145)	$ (1,145)	$ -	$ -
Total Derivative Instruments:	$ 335,142	$ 335,142	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 13,117,572
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 336,287	$ (1,145)
Total Value of Derivatives	$ 336,287	$ (1,145)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $540,474) - See accompanying schedule: Unaffiliated issuers (cost $202,615,127)	$ 222,547,931
Fidelity Central Funds (cost $5,492,985)	5,492,985
Total Investments (cost $208,108,112)		$ 228,040,916
Foreign currency held at value (cost $1,197,193)		1,205,868
Receivable for investments sold		47,528
Receivable for fund shares sold		656,735
Dividends receivable		880,173
Distributions receivable from Fidelity Central Funds		1,485
Receivable for daily variation margin on futures contracts		35,616
Receivable from investment adviser for expense reductions		17,921
Other receivables		64
Total assets		230,886,306

Liabilities
Payable for investments purchased	$ 131,449
Payable for fund shares redeemed	71,684
Accrued management fee	36,571
Other affiliated payables	13,463
Other payables and accrued expenses	24,023
Collateral on securities loaned, at value	566,497
Total liabilities		843,687

Net Assets		$ 230,042,619
Net Assets consist of:
Paid in capital		$ 208,006,890
Undistributed net investment income		2,034,088
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(250,080)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,251,721
Net Assets		$ 230,042,619

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($3,694,897 ÷ 316,117 shares)	$ 11.69

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($194,765,050 ÷ 16,659,125 shares)	$ 11.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($31,451,325 ÷ 2,689,553 shares)	$ 11.69

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($131,347 ÷ 11,229 shares)	$ 11.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,827,225
Interest		524
Income from Fidelity Central Funds		9,643
Income before foreign taxes withheld		2,837,392
Less foreign taxes withheld		(231,016)
Total income		2,606,376

Expenses
Management fee	$ 173,284
Transfer agent fees	64,726
Independent trustees' compensation	285
Miscellaneous	198
Total expenses before reductions	238,493
Expense reductions	(87,822)	150,671
Net investment income (loss)		2,455,705
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $134)	(359,688)
Foreign currency transactions	(67,642)
Futures contracts	370,388
Total net realized gain (loss)		(56,942)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $12,713)	15,894,643
Assets and liabilities in foreign currencies	10,934
Futures contracts	338,653
Total change in net unrealized appreciation (depreciation)		16,244,230
Net gain (loss)		16,187,288
Net increase (decrease) in net assets resulting from operations		$ 18,642,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Global ex U.S. Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,455,705	$ 1,806,475
Net realized gain (loss)	(56,942)	62,786
Change in net unrealized appreciation (depreciation)	16,244,230	3,391,102
Net increase (decrease) in net assets resulting from operations	18,642,993	5,260,363
Distributions to shareholders from net investment income	(1,883,129)	-
Distributions to shareholders from net realized gain	(93,195)	(118,904)
Total distributions	(1,976,324)	(118,904)
Share transactions - net increase (decrease)	98,830,267	74,594,182
Redemption fees	139,176	31,911
Total increase (decrease) in net assets	115,636,112	79,767,552

Net Assets
Beginning of period	114,406,507	34,638,955
End of period (including undistributed net investment income of $2,034,088 and undistributed net investment income of $1,461,512, respectively)	$ 230,042,619	$ 114,406,507

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.29	.03
Net realized and unrealized gain (loss)	1.15	.18	.06
Total from investment operations	1.30	.47	.09
Distributions from net investment income	(.15)	-	-
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.16)	(.03)	-
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 11.69	$ 10.54	$ 10.09
Total Return B,C	12.57%	4.81%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.34% A	.34%	.34% A
Expenses net of fee waivers, if any	.23% A	.24%	.24% A
Expenses net of all reductions	.23% A	.24%	.24% A
Net investment income (loss)	2.77% A	2.88%	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,695	$ 25,552	$ 1,790
Portfolio turnover rate F	14% A	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.54	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.30	.03
Net realized and unrealized gain (loss)	1.15	.17	.06
Total from investment operations	1.31	.47	.09
Distributions from net investment income	(.16)	-	-
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.17)	(.03)	-
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 11.69	$ 10.54	$ 10.09
Total Return B,C	12.66%	4.81%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.28% A	.28%	.28% A
Expenses net of fee waivers, if any	.18% A	.18%	.18% A
Expenses net of all reductions	.18% A	.18%	.18% A
Net investment income (loss)	2.82% A	2.94%	1.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 194,765	$ 67,539	$ 17,715
Portfolio turnover rate F	14% A	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.30	.03
Net realized and unrealized gain (loss)	1.15	.18	.06
Total from investment operations	1.31	.48	.09
Distributions from net investment income	(.17)	-	-
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.18)	(.03)	-
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 11.69	$ 10.55	$ 10.09
Total Return B,C	12.62%	4.91%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.23% A	.23%	.23% A
Expenses net of fee waivers, if any	.13% A	.13%	.13% A
Expenses net of all reductions	.13% A	.13%	.13% A
Net investment income (loss)	2.87% A	2.99%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,451	$ 21,199	$ 7,567
Portfolio turnover rate F	14% A	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.30	.03
Net realized and unrealized gain (loss)	1.15	.19	.06
Total from investment operations	1.31	.49	.09
Distributions from net investment income	(.17)	-	-
Distributions from net realized gain	(.01)	(.03)	-
Total distributions	(.18)	(.03)	-
Redemption fees added to paid in capital D	.01	.01	- I
Net asset value, end of period	$ 11.70	$ 10.56	$ 10.09
Total Return B,C	12.65%	5.01%	.90%
Ratios to Average Net Assets E,H
Expenses before reductions	.20% A	.20%	.20% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	2.90% A	3.03%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 131	$ 117	$ 7,568
Portfolio turnover rate F	14% A	7%	1% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Spartan® Emerging Markets Index Fund and Spartan® Global ex U.S Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by each Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Spartan Emerging Markets Index Fund and Spartan Global ex U.S Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, certain foreign taxes, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Emerging Markets Index Fund	$ 185,312,011	$ 17,906,000	$ (10,670,511)	$ 7,235,489
Spartan Global ex U.S. Index Fund	208,438,388	27,857,653	(8,255,125)	19,602,528

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
	Short-term	Long-term	Total no expiration
Spartan Emerging Markets Index Fund	$ (2,778,562)	$ -	$ (2,778,562)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days are subject to a redemption fee equal 1.50% and 1.00% of the net asset value of shares redeemed from Spartan Emerging Markets Index Fund and Spartan Global ex U.S. Index Fund, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on each Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as swap agreements, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Funds the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Funds receive collateral in the form of cash or securities once each Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the counterparty and the Funds' custodian bank. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. The Funds may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Emerging Markets Index Fund
Equity Risk
Futures Contracts	$ (274,116)	$ 214,703
Swap Agreements	$ 340,068	$ 168,555
Totals (a)	$ 65,952	$ 383,258
Spartan Global ex U.S. Index Fund
Equity Risk
Futures Contracts	$ 370,388	$ 338,653
Totals (a)	$ 370,388	$ 338,653

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Funds entered into total return swaps to manage their market exposure.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Emerging Markets Index Fund	116,051,847	16,784,495
Spartan Global ex U.S. Index Fund	108,027,470	11,465,920

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .25% and .20% of average net assets for Spartan Emerging Markets Index Fund and Spartan Global ex U.S.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Emerging Markets Index Fund	.46%	.35%	.28%	.25%
Spartan Global ex U.S. Index Fund	.34%	.28%	.23%	.20%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class, and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract for Spartan Emerging Markets Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .21%, .10% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Under the expense contract, for Spartan Global ex U.S. Index Fund, Investor Class, Fidelity Advantage Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .14%, .08% and .03% of average net assets, respectively. Fidelity Advantage Institutional Class does not pay transfer agent fees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each applicable class were as follows:

Spartan Emerging Markets Index Fund	Amount
Investor Class	$ 45,202
Fidelity Advantage Class	53,325
Institutional Class	96
$ 98,623
Spartan Global ex U.S. Index Fund
Investor Class	$ 10,282
Fidelity Advantage Class	49,077
Institutional Class	5,367
$ 64,726

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Emerging Markets Index Fund	$ 174
Spartan Global ex U.S. Index Fund	198

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering

Semiannual Report

8. Security Lending - continued

the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity as of and during the period was as follows:

Total Security Lending Income
Spartan Emerging Markets Index Fund	$ 49
Spartan Global ex U.S. Index Fund	4,547

9. Expense Reductions.

FMR contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Emerging Markets Index Fund
Investor Class	.33% / .31%*	$ 30,716
Fidelity Advantage Class	.22% / .20%*	78,722
Institutional Class	.15% / .13%*	464
Fidelity Advantage Institutional Class	.12% / .10%*	71
Spartan Global ex U.S. Index Fund
Investor Class	.24% / .22%*	7,766
Fidelity Advantage Class	.18%	61,737
Institutional Class	.13%	18,018
Fidelity Advantage Institutional Class	.10%	62

* Expense limitation effective January 1, 2013.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

In addition, FMR reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Spartan Emerging Markets Index Fund	$ 115
Spartan Global ex U.S. Index Fund	237

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Spartan Emerging Markets Index Fund	$ 9
Spartan Global ex U.S. Index Fund	2

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
Spartan Emerging Markets Index Fund
From net investment income
Investor Class	$ 596,789	$ -
Fidelity Advantage Class	803,258	-
Institutional Class	9,000	-
Fidelity Advantage Institutional Class	1,234	-
Total	$ 1,410,281	$ -
From net realized gain
Investor Class	$ 313,070	$ 75,627
Fidelity Advantage Class	377,504	39,940
Institutional Class	3,966	14,631
Fidelity Advantage Institutional Class	529	14,651
Total	$ 695,069	$ 144,849
Spartan Global ex U.S. Index Fund
From net investment income
Investor Class	$ 416,574	$ -
Fidelity Advantage Class	1,114,795	-
Institutional Class	349,844	-
Fidelity Advantage Institutional Class	1,916	-
Total	$ 1,883,129	$ -
From net realized gain
Investor Class	$ 21,640	$ 10,086
Fidelity Advantage Class	54,936	61,496
Institutional Class	16,531	23,661
Fidelity Advantage Institutional Class	88	23,661
Total	$ 93,195	$ 118,904

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Spartan Emerging Markets Index Fund
Investor Class
Shares sold	4,446,626	8,985,035	$ 45,623,428	$ 84,541,058
Reinvestment of distributions	82,497	8,161	824,144	74,427
Shares redeemed	(8,132,368)	(5,916,245)	(82,370,164)	(56,375,691)
Net increase (decrease)	(3,603,245)	3,076,951	$ (35,922,592)	$ 28,239,794
Fidelity Advantage Class
Shares sold	14,322,643	5,877,822	$ 145,402,687	$ 56,396,023
Reinvestment of distributions	111,290	4,293	1,111,792	39,151
Shares redeemed	(1,460,275)	(1,692,005)	(14,637,120)	(15,835,888)
Net increase (decrease)	12,973,658	4,190,110	$ 131,877,359	$ 40,599,286
Institutional Class
Shares sold	31,216	62,685	$ 314,795	$ 593,633
Reinvestment of distributions	1,297	1,604	12,966	14,631
Shares redeemed	(17,255)	(511,428)	(176,055)	(4,773,271)
Net increase (decrease)	15,258	(447,139)	$ 151,706	$ (4,165,007)
Fidelity Advantage Institutional Class
Shares sold	2,844	7,902	$ 29,204	$ 78,409
Reinvestment of distributions	176	1,606	1,763	14,651
Shares redeemed	(22)	(501,374)	(226)	(4,675,011)
Net increase (decrease)	2,998	(491,866)	$ 30,741	$ (4,581,951)
Spartan Global ex U.S. Index Fund
Investor Class
Shares sold	1,029,409	2,777,466	$ 11,264,434	$ 28,058,197
Reinvestment of distributions	37,086	952	401,269	9,239
Shares redeemed	(3,175,523)	(530,683)	(35,669,825)	(5,392,759)
Net increase (decrease)	(2,109,028)	2,247,735	$ (24,004,122)	$ 22,674,677
Fidelity Advantage Class
Shares sold	11,051,951	6,694,107	$ 124,228,718	$ 68,329,114
Reinvestment of distributions	104,604	6,228	1,131,814	60,478
Shares redeemed	(902,886)	(2,050,736)	(10,120,188)	(20,469,188)
Net increase (decrease)	10,253,669	4,649,599	$ 115,240,344	$ 47,920,404
Institutional Class
Shares sold	2,779,008	2,541,317	$ 31,157,365	$ 24,281,272
Reinvestment of distributions	33,861	2,437	366,375	23,661
Shares redeemed	(2,132,596)	(1,284,475)	(23,931,699)	(12,955,759)
Net increase (decrease)	680,273	1,259,279	$ 7,592,041	$ 11,349,174

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Fidelity Advantage Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	185	2,437	2,004	23,661
Shares redeemed	-	(741,394)	-	(7,373,734)
Net increase (decrease)	185	(738,957)	$ 2,004	$ (7,350,073)

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EMX-I-GUX-I-USAN-0613
1.929370.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 21, 2013